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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5430

SSgA Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

J. David Griswold
Vice President, Secretary and Chief Legal Officer
909 A Street
Tacoma, Washington 98402
253-596-5381

(Name and address of agent for service)

Registrant's telephone number, including area code:    253-572-9500

Date of fiscal year end:       August 31

Date of reporting period:    September 1, 2003 to August 31, 2004

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund - Class R

LS Growth Fund

LS Growth Fund - Class R

LS Income and Growth Fund

LS Income and Growth Fund - Class R

Annual Report

August 31, 2004

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Annual Report

August 31, 2004

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA® Life SolutionsSM

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites

SSgA Funds Management, Inc.

President

President's Letter

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SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  Life Solutions Balanced Fund seeks a balance of growth of capital and income.

Strategy:  Each Life Solutions Fund allocates its assets by investing in shares of a combination of underlying SSgA funds. By investing in the underlying component funds, each Life Solutions Fund seeks to maintain different allocations between classes of equity, international equity, fixed-income, and short-term assets funds (including money market funds) depending on the Life Solutions Fund's investment objective and risk profile. Allocating investments this way permits each Life Solutions Fund to attempt to optimize performance consistent with its investment objective.

SSgA Life Solutions Balanced Fund - Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,913	9.13%
5 Years	$11,449	2.74	%+
Inception	$13,829	4.62	%+
SSgA Life Solutions Balanced Fund - Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,868	8.68%
5 Years	$11,145	2.19	%+
Inception	$13,255	4.01	%+
Composite Market Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,047	10.47%
5 Years	$11,518	2.87	%+
Inception	$15,152	5.97	%+
Russell 3000® Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,131	11.31%
5 Years	$9,550	(0.92	%)+
Inception	$14,162	4.98	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,613	6.13%
5 Years	$14,470	7.67	%+
Inception	$16,420	7.16	%+

See related Notes on following page.

Life Solutions Balanced Fund

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks a balance of growth of capital and income.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund's institutional class and class R underperformed its benchmark by 1.34% and 1.79%, respectively, returning 9.13% and 8.68%, respectively, versus its benchmark return of 10.47% of the Composite Market Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's total return was driven by the strong returns in equity markets over the period. The strongest contributor to performance over the past year was a tactical decision to underweight underlying funds investing in investment-grade bonds in favor of equities, high yield bonds, and real estate. Poor security selection by underlying funds investing in U.S. equities was the weakest contributor to returns.

How is the Fund currently positioned to meet its long-term objective?

The Fund's positions are anchored around its long-term benchmark mix of 40% fixed income and 60% equity. It is well-diversified with allocations to underlying funds investing in investment grade bonds, REITs, U.S. equities, and international developed and emerging market equities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average daily net assets for the period May 14, 2004 to August 31, 2004.

    Index Definitions:

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

  **  50% Russell 3000® Index

    10% MSCI EAFE Index

    40% Lehman Brothers Aggregate Bond Index

The Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Balanced Fund

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$974.36	$1,023.49
Expenses Paid During Period *	$1.49	$1.53

* Expenses are equal to the Fund's annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,026.07	$1,024.33
Expenses Paid During Period *	$0.67	$0.67

* Expenses are equal to the Fund's annualized expense ratio of .23%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower that expected fees for distribution and shareholder service. Such fees may be significantly higher in the future.

Life Solutions Balanced Fund

7

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SSgA Life Solutions
Balanced Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.0%
Bonds - 32.9%
SSgA Bond Market Fund	2,889,316	30,078
Domestic Equities - 53.6%
SSgA Aggressive Equity Fund	3,718,967	18,372
SSgA Large Cap Growth Opportunities Fund	1,072,580	10,050
SSgA Large Cap Value Fund	847,705	8,248
SSgA S&P 500 Index Fund	569,413	10,409
SSgA Tuckerman Active REIT Fund	138,925	1,973
		49,052
International Equities - 11.5%
SSgA Emerging Markets Fund	37,549	477
SSgA International Growth Opportunities Fund	161,755	1,376
SSgA International Stock Selection Fund	1,022,114	8,698
		10,551
Short-Term Investments - 2.0%
SSgA Money Market Fund	1,811,002	1,811
Total Investments - 100.0% (identified cost $85,071)		91,492
Other Assets and Liabilities
Net - (0.0%)		(33)
Net Assets - 100.0%		91,459

Portfolio Summary	% of Net Assets
Bonds	32.9
Domestic Equities	53.6
International Equities	11.5
Short-Term Investments	2.0
Total Investments	100.0
Other Assets and Liabilities, Net	-
Net Assets	100.0

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund

9

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SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  Life Solutions Growth Fund seeks long-term growth of capital.

Strategy:  Each Life Solutions Fund allocates its assets by investing in shares of a combination of underlying SSgA funds. By investing in the underlying component funds, each Life Solutions Fund seeks to maintain different allocations between classes of equity, international equity, fixed-income, and short-term assets funds (including money market funds) depending on the Life Solutions Fund's investment objective and risk profile. Allocating investments this way permits each Life Solutions Fund to attempt to optimize performance consistent with its investment objective.

SSgA Life Solutions Growth Fund - Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,027	10.27%
5 Years	$10,611	1.19	%+
Inception	$13,192	3.94	%+
SSgA Life Solutions Growth Fund - Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,983	9.83%
5 Years	$10,313	0.62	%+
Inception	$12,573	3.24	%+
Composite Market Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,205	12.05%
5 Years	$10,541	1.06	%+
Inception	$14,437	5.26	%+
Russell 3000® Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,131	11.31%
5 Years	$9,550	(0.92	%)+
Inception	$14,162	4.98	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,613	6.13%
5 Years	$14,470	7.67	%+
Inception	$16,420	7.16	%+

See related Notes on following page.

Life Solutions Growth Fund

11

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks long-term growth of capital.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund's institutional class and class R underperformed its benchmark by 1.78% and 2.22%, respectively, returning 10.27% and 9.83% versus its benchmark's return of 12.05% of the Composite Market Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's total return was driven by the strong returns in equity markets over the period. The strongest contributor to performance over the past year was a tactical decision to underweight underlying funds investing in investment-grade bonds in favor of equities, high yield bonds, and real estate. Poor security selection by underlying funds investing in U.S. equities was the weakest contributor to returns.

How is the Fund currently positioned to meet its long-term objective?

The Fund's positions are anchored around its long-term benchmark mix of 20% fixed income and 80% equity. It is well-diversified with allocations to underlying funds investing in investment grade bonds, REITs, U.S. equities, and international developed and emerging market equities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average daily net assets for the period May 14, 2004 to August 31, 2004.

    Index Definitions:

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

  **  65% Russell 3000® Index

    15% MSCI EAFE Index

    20% Lehman Brothers Aggregate Bond Index

The Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Growth Fund

12

SSgA Life Solutions

Growth Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$964.29	$1,023.04
Expenses Paid During Period *	$1.93	$1.98

* Expenses are equal to the Fund's annualized expense ratio of .39%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,021.34	$1,023.93
Expenses Paid During Period *	$1.08	$1.08

* Expenses are equal to the Fund's annualized expense ratio of .37%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future.

Life Solutions Growth Fund

13

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SSgA Life Solutions

Growth Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.2%
Bonds - 12.9%
SSgA Bond Market Fund	588,501	6,126
Domestic Equities - 68.8%
SSgA Aggressive Equity Fund	2,537,049	12,533
SSgA Large Cap Growth Opportunities Fund	713,179	6,682
SSgA Large Cap Value Fund	595,322	5,792
SSgA S&P 500 Index Fund	370,993	6,782
SSgA Tuckerman Active REIT Fund	71,666	1,018
		32,807
International Equities - 16.5%
SSgA Emerging Markets Fund	19,870	253
SSgA International Growth Opportunities Fund	79,519	677
SSgA International Stock Selection Fund	816,627	6,950
		7,880
Short-Term Investments - 1.9%
SSgA Money Market Fund	913,476	913
Total Investments - 100.1% (identified cost $44,078)		47,726
Other Assets and Liabilities Net - (0.1%)		(29)
Net Assets - 100.0%		47,697

Portfolio Summary	% of Net Assets
Bonds	12.9
Domestic Equities	68.8
International Equities	16.5
Short-Term Investments	1.9
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund

15

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SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

Strategy:  Each Life Solutions Fund allocates its assets by investing in shares of a combination of underlying SSgA funds. By investing in the underlying component funds, each Life Solutions Fund seeks to maintain different allocations between classes of equity, international equity, fixed-income, and short-term assets funds (including money market funds) depending on the Life Solutions Fund's investment objective and risk profile. Allocating investments this way permits each Life Solutions Fund to attempt to optimize performance consistent with its investment objective.

SSgA Life Solutions Income and Growth Fund -
Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,774	7.74%
5 Years	$12,134	3.94	%+
Inception	$14,254	5.06	%+
SSgA Life Solutions Income and Growth Fund - Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,729	7.29%
5 Years	$11,803	3.37	%+
Inception	$13,710	4.50	%+
Composite Market Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,887	8.87%
5 Years	$12,507	4.58	%+
Inception	$15,761	6.55	%+
Russell 3000® Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,131	11.31%
5 Years	$9,550	(0.92	%)+
Inception	$14,162	4.98	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,613	6.13%
5 Years	$14,470	7.67	%+
Inception	$16,420	7.16	%+

See related Notes on following page.

Life Solutions Income and Growth Fund

17

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

To seek income, and secondarily, long-term growth of capital.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund's institutional class and class R underperformed its benchmark by 1.13% and 1.58%, respectively, returning 7.74% and 7.29% versus 8.87% of the Composite Market Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund's total return was driven by the strong returns in equity markets over the period. The strongest contributor to performance over the past year was a tactical decision to underweight underlying funds investing in investment-grade bonds in favor of equities, high yield bonds, and real estate. Poor security selection by underlying funds investing in U.S. equities was the weakest contributor to returns.

How is the Fund currently positioned to meet its long-term objective?

The Fund's positions are anchored around its long-term benchmark mix of 60% fixed income and 40% equity. It is well-diversified with allocations to underlying funds investing in investment grade bonds, REITs, U.S. equities, and international developed and emerging market equities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average daily net assets for the period May 14, 2004 to August 31, 2004.

    Index Definitions:

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

  **  35% Russell 3000® Index

    5% MSCI EAFE Index

    60% Lehman Brothers Aggregate Bond Index

The Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Income and Growth Fund

18

SSgA Life Solutions

Income and Growth Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$984.50	$1,022.74
Expenses Paid During Period *	$2.24	$2.29

* Expenses are equal to the Fund's annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,030.66	$1,023.67
Expenses Paid During Period *	$1.35	$1.35

* Expenses are equal to the Fund's annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund

19

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SSgA Life Solutions

Income and Growth Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 98.2%
Bonds - 52.6%
SSgA Bond Market Fund	1,397,429	14,547
Domestic Equities - 39.0%
SSgA Aggressive Equity Fund	793,374	3,919
SSgA Large Cap Growth Opportunities Fund	238,530	2,235
SSgA Large Cap Value Fund	173,295	1,686
SSgA S&P 500 Index Fund	127,859	2,337
SSgA Tuckerman Active REIT Fund	42,182	599
		10,776
International Equities - 6.6%
SSgA Emerging Markets Fund	11,408	145
SSgA International Growth Opportunities Fund	49,283	420
SSgA International Stock Selection Fund	146,952	1,251
		1,816
Short-Term Investments - 1.9%
SSgA Money Market Fund	534,143	534
Total Investments - 100.1% (identified cost $26,042)		27,673
Other Assets and Liabilities Net - (0.1%)		(24)
Net Assets - 100.0%		27,649

Portfolio Summary	% of Net Assets
Bonds	52.6
Domestic Equities	39.0
International Equities	6.6
Short-Term Investments	1.9
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund

21

SSgA Life Solutions

Life Solutions Funds

Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$85,071	$44,078	$26,042
Investments, at market	91,492	47,726	27,673
Receivables:
Dividends and interest	2	1	-
Investments sold	67	25	-
Fund shares sold	1	-	107
Prepaid expenses	1	1	-
Total assets	91,563	47,753	27,780
Liabilities
Payables:
Investments purchased	-	-	93
Fund shares redeemed	68	26	11
Accrued fees to affiliates	20	15	12
Other accrued expenses	16	15	15
Total liabilities	104	56	131
Net Assets	$91,459	$47,697	$27,649
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$318	$-	$190
Accumulated net realized gain (loss)	(19,360)	(14,715)	(3,404)
Unrealized appreciation (depreciation) on investments	6,421	3,648	1,631
Shares of beneficial interest	8	5	2
Additional paid-in capital	104,072	58,759	29,230
Net Assets	$91,459	$47,697	$27,649
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$11.02	$10.53	$11.43
Net assets	$91,448,982	$47,686,959	$27,638,510
Shares outstanding ($.001 par value)	8,297,122	4,530,077	2,417,348
Net asset value per share: Class R*	$11.02	$10.53	$11.43
Net assets	$10,424	$10,402	$10,439
Shares outstanding ($.001 par value)	946	988	913

*Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

22

SSgA Life Solutions

Life Solutions Funds

Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$1,760	$614	$749
Expenses
Fund accounting fees	19	19	20
Distribution fees	20	12	7
Transfer agent fees	35	35	34
Professional fees	23	22	22
Registration fees	19	17	17
Shareholder servicing fees	118	62	34
Printing fees	13	13	13
Miscellaneous	6	6	6
Expenses before reductions	253	186	153
Expense reductions	-	-	(30)
Net expenses	253	186	123
Net investment income (loss)	1,507	428	626
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	1,643	841	538
Capital gain distributions from Underlying Funds	101	26	48
Net change in unrealized appreciation (depreciation) on investments	3,866	2,953	754
Net realized and unrealized gain (loss)	5,610	3,820	1,340
Net Increase (Decrease) in Net Assets from Operations	$7,117	$4,248	$1,966

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

23

SSgA Life Solutions

Life Solutions Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Amounts in thousands	2004	2003	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,507	$818	$428	$185	$626	$379
Net realized gain (loss)	1,744	(3,577)	867	(1,566)	586	(194)
Net change in unrealized appreciation (depreciation)	3,866	10,220	2,953	6,143	754	1,833
Net increase (decrease) in net assets from operations	7,117	7,461	4,248	4,762	1,966	2,018
Distributions
From net investment income	(1,527)	(1,209)	(576)	(281)	(600)	(582)
Share Transactions
Net increase (decrease) in net assets from share transactions	11,963	6,825	2,579	4,055	1,665	3,245
Total Net Increase (Decrease) in Net Assets	17,553	13,077	6,251	8,536	3,031	4,681
Net Assets
Beginning of period	73,906	60,829	41,446	32,910	24,618	19,937
End of period	$91,459	$73,906	$47,697	$41,446	$27,649	$24,618
Undistributed (overdistributed) net investment income included in net assets	$318	$338	$-	$136	$190	$164

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

24

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

25

SSgA Life Solutions

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
August 31, 2004	10.28	.20	.73	.93	(.19)	-	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	-	(.18)
August 31, 2002	10.25	.21	(.74)	(.53)	(.32)	-	(.32)
August 31, 2001	14.59	.33	(2.09)	(1.76)	(1.01)	(1.57)	(2.58)
August 31, 2000	13.80	.42	1.47	1.89	(.70)	(.40)	(1.10)
Class R
August 31, 2004 (1)	10.74	.03	.25	.28	-	-	-
Life Solutions Growth Fund
Institutional Class
August 31, 2004	9.67	.10	.89	.99	(.13)	-	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	-	(.07)
August 31, 2002	9.63	.11	(1.01)	(.90)	(.14)	-	(.14)
August 31, 2001	15.73	.16	(2.94)	(2.78)	(1.12)	(2.20)	(3.32)
August 31, 2000	14.62	.26	2.13	2.39	(.72)	(.56)	(1.28)
Class R
August 31, 2004 (1)	10.31	.01	.21	.22	-	-	-
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2004	10.85	.28	.55	.83	(.25)	-	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	-	(.29)
August 31, 2002	10.84	.30	(.48)	(.18)	(.45)	-	(.45)
August 31, 2001	13.21	.45	(1.24)	(.79)	(.79)	(.79)	(1.58)
August 31, 2000	12.93	.47	.94	1.41	(.77)	(.36)	(1.13)
Class R
August 31, 2004 (1)	11.09	.04	.30	.34	-	-	-

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(f)  May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(g)  During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(h)  During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(i)  During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

26

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)		% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
August 31, 2004	11.02	9.13	91,449	.29		.29		1.83		45.82
August 31, 2003	10.28	11.55	73,906	.29		.29		1.27		26.12
August 31, 2002	9.40	(5.27)	60,829	.31	(g)	.31	(g)	1.81	(g)	36.01
August 31, 2001	10.25	(13.35)	65,657	.28		.28		2.84		102.02
August 31, 2000	14.59	14.59	81,711	.24		.24		3.01		42.47
Class R
August 31, 2004 (1)	11.02	2.61	10	.23		.23		1.00		84.55
Life Solutions Growth Fund
Institutional Class
August 31, 2004	10.53	10.27	47,687	.39		.39		.96		54.73
August 31, 2003	9.67	13.56	41,446	.42		.42		.54		21.85
August 31, 2002	8.59	(9.40)	32,910	.38	(h)	.38	(h)	.73	(h)	40.17
August 31, 2001	9.63	(20.16)	38,518	.35		.35		1.41		111.13
August 31, 2000	15.73	17.15	51,411	.35		.35		1.78		33.00
Class R
August 31, 2004 (1)	10.53	2.13	10	.37		.37		.33		99.44
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2004	11.43	7.74	27,639	.45		.56		2.47		48.39
August 31, 2003	10.85	9.38	24,618	.45		.58		1.75		22.46
August 31, 2002	10.21	(1.64)	19,937	.45	(i)	.53	(i)	2.60	(i)	41.96
August 31, 2001	10.84	(6.35)	19,878	.45		.59		3.87		79.47
August 31, 2000	13.21	11.73	21,150	.45		.55		3.71		31.07
Class R
August 31, 2004 (1)	11.43	3.07	10	.46		.59		1.24		89.28

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

27

SSgA
Life Solutions Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of August 31, 2004. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, Growth Fund and Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. At August 31, 2004, SSgA was the sole shareholder of Class R shares. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/underlying Fund	Balanced Fund	Asset Allocation Ranges Growth Fund	Income and Growth Fund
Equities
US Equities	40 - 80%	60 - 100%	20 - 60%
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Special Equity Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
International Equities*	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
SSgA MSCI® EAFE® Index Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements

28

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

Objectives Of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Special Equity Fund

To maximize total return through investment in mid and small capitalization US equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM Shares Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Financial Statements

29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

SSgA MSCI® EAFE® Index Fund

To replicate as closely as possible before expenses the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Securities Transactions

Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Notes to Financial Statements

30

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income to their shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had net tax basis capital loss carryovers which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2004, the capital loss carryovers and expiration dates are as follows:

	8/31/2010	8/31/2011	8/31/2012
Balanced Fund	$12,996,006	$2,919,167	$609,585
Growth Fund	9,793,046	2,400,496	-
Income and Growth Fund	2,290,990	475,576	-

At August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Components of Distributable Earnings

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$87,905,868	$46,599,369	$26,676,634
Gross Tax Unrealized Appreciation	4,106,309	1,322,365	1,123,901
Gross Tax Unrealized Depreciation	(519,875)	(195,803)	(127,497)
Net Tax Unrealized Appreciation (Depreciation)	$3,586,434	$1,126,562	$996,404
Undistributed Ordinary Income	$317,930	$-	$189,523
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(16,524,758)	$(12,193,542)	$(2,766,566)

Tax Composition of Distributions

Ordinary Income	$1,527,189	$575,090	$601,143

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial statement purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements

31

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

3.  Investment Transactions

Securities

During the year ended August 31, 2004, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

	Purchases	Sales
Balanced Fund	$50,268,568	$39,920,904
Growth Fund	27,343,109	25,703,355
Income and Growth Fund	14,415,113	13,128,562

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the year ended August 31, 2004, the Adviser has contractually agreed to reimburse the Funds for all expenses in excess of .45% of average daily net assets on an annual basis. The total amount of reimbursement for the Income and Growth Fund for the year ended August 31, 2004 was $30,296. The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company ("a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company"), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements

32

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet")(collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each institutional class pays a maximum of .13%, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the year ended August 31, 2004, each institutional class paid the following shareholder servicing expenses to affliliated service providers:

	CitiStreet	Global Markets
Balanced Fund	$107,366	$1,126
Growth Fund	60,980	65
Income and Growth Fund	33,360	324

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the year.

Payments to Distributor, as well as payments to Service Organizations from each institutional class, are not permitted by the Plan to exceed .25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The institutional class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of August 31, 2004.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of Class R's average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a fund's average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the funds have a shareholder servicing agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the year ended August 31, 2004, this amounted to:

Global Markets
Balanced Fund	$2
Growth Fund	2
Income and Growth Fund	1

Board Of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements

33

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates as of August 31, 2004 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$472	$492	$611
Distribution fees	2,015	1,199	315
Shareholder servicing fees	8,679	4,799	2,697
Transfer agent fees	8,455	8,287	8,001
	$19,621	$14,777	$11,624

Beneficial Interest

As of August 31, 2004, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced	1	80.4
Growth	2	95.5
Income and Growth	1	82.0

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the year ended August 31, 2004 with Underlying Funds which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Income Distributions
Balanced
SSgA Aggressive Equity	$4,881,972	$18,262,282	$24,587
SSgA Bond Market	13,465,896	8,937,251	1,302,563
SSgA International Stock Selection	2,370,560	2,559,884	144,599
SSgA Large Cap Growth Opportunities	10,689,638	-	-
SSgA Large Cap Value	8,467,939	-	-
	$39,876,005	$29,759,417	$1,471,749
Growth
SSgA Aggressive Equity	$2,124,270	$12,818,848	$17,248
SSgA International Stock Selection	1,318,159	1,891,300	113,578
SSgA Large Cap Growth Opportunities	7,124,451	3,178	-
SSgA Large Cap Value	5,953,347	684	-
	$16,520,227	$14,714,010	$130,826
Income and Growth
SSgA Aggressive Equity	$1,008,526	$4,476,180	$5,519
SSgA Large Cap Growth Opportunities	2,384,691	7,491	-
SSgA Large Cap Value	1,745,932	14,872	-
	$5,139,149	$4,498,543	$5,519

The values of the above Underlying Funds at August 31, 2004 are shown in the accompanying Schedules of Investments.

Notes to Financial Statements

34

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - August 31, 2004

5.  Fund Share Transactions:

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
	2004	2003	2004	2003
Balanced Fund
Institutional Class
Proceeds from shares sold	1,665	1,622	$18,083	$15,184
Proceeds from reinvestment of distributions	141	132	1,525	1,209
Payments for shares redeemed	(698)	(1,038)	(7,655)	(9,568)
	1,108	716	$11,953	$6,825
Class R
Proceeds from shares sold	1	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	1	-	10	-
Total net increase (decrease)	1,109	716	$11,963	$6,825
Growth Fund
Institutional Class
Proceeds from shares sold	794	885	$8,312	$7,660
Proceeds from reinvestment of distributions	56	34	575	281
Payments for shares redeemed	(605)	(463)	(6,318)	(3,886)
	245	456	$2,569	$4,055
Class R
Proceeds from shares sold	1	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	1	-	10	-
Total net increase (decrease)	246	456	$2,579	$4,055
Income and Growth Fund
Institutional Class
Proceeds from shares sold	480	503	$5,419	$5,145
Proceeds from reinvestment of distributions	54	59	601	582
Payments for shares redeemed	(385)	(245)	(4,365)	(2,482)
	149	317	$1,655	$3,245
Class R
Proceeds from shares sold	1	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	1	-	10	-
Total net increase (decrease)	150	317	$1,665	$3,245

6.  Interfund Lending Program

The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during the year.

Notes to Financial Statements

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund, and SSgA Life Solutions Income and Growth Fund (three of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

36

SSgA
Life Solutions Funds

Tax Information - August 31, 2004 (Unaudited)

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Life Solutions Balanced	10.0%
Life Solutions Growth	24.7%
Life Solutions Income and Growth	5.3%

For the tax year ended August 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Tax Information

37

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

38

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

39

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

40

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

41

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110

Fund Management and Service Providers

42

LSAR-08/04 (42067)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Annual Report

August 31, 2004

SSgA Funds

Money Market Funds

Annual Report

August 31, 2004

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Money Market Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites

SSgA Funds Management, Inc.

President

President's Letter

3

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SSgA

Money Market Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,004.07	$1,022.99
Expenses Paid During Period *	$2.02	$2.03

* Expenses are equal to the Fund's annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund

5

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SSgA
Money Market Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 17.1%
American Express Credit Corp. (Ê)	64,000	1.620	06/24/05	64,025
American Honda Finance Corp. (Ê)	40,000	1.531	07/11/05	40,000
Bank One NA (Ê)	50,000	1.520	12/13/04	49,996
BNP Paribas SA (Ê)	75,000	1.515	04/18/05	74,983
Fifth Third Bank (Ê)	50,000	1.500	12/16/04	49,994
General Electric Capital Corp. (Ê)	85,000	1.663	09/09/05	85,000
General Electric Capital Corp. (Ê)	75,000	1.680	09/17/05	75,000
Goldman Sachs Group Inc. (Ê)	30,000	1.720	09/15/05	30,000
Goldman Sachs Group Inc. (Ê)	50,000	1.720	02/03/05	50,000
HBOS Treasury Services PLC (Ê)	40,000	1.482	10/01/05	40,000
Marshall & Isley (Ê)	40,000	1.602	07/28/05	39,995
Merrill Lynch & Co., Inc. (Ê)	50,000	1.620	01/31/05	49,998
Merrill Lynch & Co., Inc. (Ê)	70,000	1.514	09/03/05	70,000
Morgan Stanley (Ê)	70,000	1.514	09/02/05	70,000
Morgan Stanley (Ê)	50,000	1.600	09/15/05	50,000
National City Bank Kentucky (Ê)	100,000	1.447	12/02/04	99,999
Societe Generale (Ê)	50,000	1.505	08/10/05	49,985
U.S. Bank NA	50,000	1.250	01/12/05	49,999
Wells Fargo & Company (Ê)	100,000	1.514	03/10/05	100,000
Wells Fargo & Company (Ê)	100,000	1.540	03/14/05	100,000
World Savings Bank FSB	100,000	1.400	09/20/04	99,999
World Savings Bank FSB	50,000	1.500	10/01/04	49,999
Total Corporate Bonds and Notes (amortized cost $1,388,972)				1,388,972
Domestic Certificates of Deposit - 7.7%
Bank of New York Co., Inc.	35,000	1.385	10/29/04	34,999
Bank of New York Co., Inc. (Ê)	120,000	1.525	04/18/05	119,988
Fifth Third Bank	25,000	1.075	09/20/04	24,997
JP Morgan Chase & Co. (Ê)	100,000	1.590	10/29/04	100,000
JP Morgan Chase & Co. (Ê)	100,000	1.580	03/28/05	100,000
Marshall & Isley	50,000	1.480	09/17/04	50,000
Southtrust Bank NA (Ê)	50,000	1.440	12/15/04	49,996
Southtrust Bank NA (Ê)	150,000	1.521	01/10/05	149,992
Total Domestic Certificates of Deposit (amortized cost $629,972)				629,972
Eurodollar Certificates of Deposit - 13.0%
ABN AMRO Bank NV Amsterdam	100,000	1.090	09/07/04	100,000
Banco Bilbao Vizcaya Argentaria	50,000	1.090	09/20/04	50,000
Banco Bilbao Vizcaya Argentaria	100,000	1.450	09/21/04	100,000
Banco Bilbao Vizcaya Argentaria	25,000	1.520	10/08/04	25,000
Banco Bilbao Vizcaya Argentaria	125,000	1.135	12/20/04	125,000
Barclays Bank PLC	100,000	1.800	01/18/05	100,000
BNP Paribas SA	100,000	1.510	10/08/04	100,001
Deutsche Bank AG	100,000	1.510	10/08/04	100,001
Nordea Bank Finland PLC	30,000	1.070	09/10/04	30,000
Nordea Bank Finland PLC	55,000	1.073	09/13/04	55,000
Societe Generale	100,000	1.180	11/01/04	100,000
Unicredito Italiano Spa	175,000	1.680	11/19/04	175,000
Total Eurodollar Certificates of Deposit (amortized cost $1,060,002)				1,060,002

Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 8.2%
Atlantis One Funding Corp.	32,768	1.200	10/12/04	32,723
Atlantis One Funding Corp.	45,131	1.860	02/15/05	44,742
Bank of America Corp.	50,000	1.750	12/15/04	49,745
Falcon Asset Securitization Corp.	23,750	1.530	09/20/04	23,731
Galaxy Funding	47,000	1.630	11/16/04	46,838
General Electric Capital Corp.	31,300	1.450	09/03/04	31,297
General Electric Capital Corp.	100,000	1.850	02/11/05	99,162
General Electric Co.	20,000	1.440	09/21/04	19,984
Grampian Funding, Ltd.	29,000	1.640	11/01/04	28,919
Grampian Funding, Ltd.	100,000	1.660	11/16/04	99,650
Lake Constance Funding LLC	12,000	1.550	10/13/04	11,978
Lake Constance Funding LLC	25,000	1.620	11/05/04	24,927
Lexington Parker Capital Co. LLC	25,000	1.820	01/19/05	24,823
New Center Asset Trust	50,000	1.510	10/05/04	49,929
Nieuw Amsterdam Funding Corp.	10,022	1.540	09/13/04	10,017
Polonius Inc.	60,467	1.740	12/13/04	60,166
Receivables Capital Corp.	8,109	1.540	09/08/04	8,107
Total Domestic Commercial Paper (amortized cost $666,738)				666,738
Foreign Commercial Paper - 1.6%
Alliance & Leicester PLC	40,000	1.860	01/27/05	39,694
International Nederland Bank	15,500	1.610	11/09/04	15,452
Swedbank	75,000	1.110	12/20/04	74,746
Total Foreign Commercial Paper (amortized cost $129,892)				129,892
United States Government Agencies - 10.7%
Fannie Mae (Ê)	95,000	1.350	09/10/04	95,000
Fannie Mae (Ê)	85,000	1.338	12/13/04	84,994
Fannie Mae Discount Notes	38,000	1.460	10/06/04	37,946
Fannie Mae Discount Notes	75,000	1.610	11/03/04	74,789
Fannie Mae Discount Notes	38,000	1.595	11/09/04	37,884
Fannie Mae Discount Notes	50,000	1.170	11/15/04	49,878
Fannie Mae Discount Notes	71,968	1.210	01/07/05	71,658
Fannie Mae Discount Notes	39,755	1.720	01/11/05	39,504
Fannie Mae Discount Notes	50,656	1.720	01/12/05	50,334
Fannie Mae Discount Notes	60,060	1.730	01/19/05	59,656
Fannie Mae Discount Notes	70,183	1.810	02/09/05	69,615
Fannie Mae Discount Notes	73,300	1.830	02/16/05	72,674
Freddie Mac (Ê)	100,000	1.484	12/10/04	99,993
Freddie Mac Discount Notes	24,705	1.100	12/20/04	24,622
Total United States Government Agencies (amortized cost $868,547)				868,547

Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificate of Deposit - 33.3%
Abbey National PLC	50,000	1.220	11/15/04	50,000
Bank of Montreal (Ê)	150,000	1.520	04/20/05	149,981
Bank of Nova Scotia	45,000	1.390	09/07/04	45,000
Bank of Nova Scotia	50,000	1.230	10/07/04	50,000
Bank of Nova Scotia (Ê)	50,000	1.494	09/13/04	50,000
Bank of Nova Scotia (Ê)	50,000	1.545	09/20/04	50,000
Barclays Bank PLC (Ê)	100,000	1.493	11/08/04	99,997
BNP Paribas SA	75,000	1.135	12/20/04	75,000
Calyon	173,000	1.535	10/15/04	172,997
Canadian Imperial Bank Corp.	100,000	1.230	10/07/04	99,999
Canadian Imperial Bank Corp.	25,000	1.510	12/03/04	24,999
Canadian Imperial Bank Corp. (Ê)	115,000	1.427	10/04/04	114,998
Den Danske Bank (Ê)	50,000	1.580	01/24/05	49,997
Den Danske Bank (Ê)	40,000	1.530	03/15/05	39,996
Den Danske Corp.	95,000	1.400	09/07/04	95,000
Fortis Bank	50,000	1.100	11/30/04	50,000
Fortis Bank (Ê)	75,000	1.530	04/20/05	74,988
HBOS Treasury Services PLC	85,000	1.660	11/19/04	85,000
HBOS Treasury Services PLC	50,000	1.720	12/06/04	50,000
HBOS Treasury Services PLC	100,000	1.700	12/21/04	100,000
Rabobank Nederland	37,000	1.230	10/01/04	36,995
Rabobank Nederland	38,000	1.395	11/08/04	37,999
Royal Bank of Canada (Ê)	90,000	1.494	09/13/04	90,000
Royal Bank of Canada (Ê)	75,000	1.555	09/27/04	74,999
Royal Bank of Canada (Ê)	50,000	1.540	10/25/04	49,999
Royal Bank of Scotland (Ê)	20,000	1.550	03/29/05	19,996
Royal Bank of Scotland (Ê)	150,000	1.530	04/20/05	149,981
Royal Bank of Scotland (Ê)	60,000	1.525	06/20/05	59,985
Societe Generale	50,000	1.500	10/08/04	50,000
Societe Generale	45,000	1.410	10/20/04	44,999
Societe Generale	100,000	1.100	11/10/04	100,000
Svenska Handelsbanken (Ê)	50,000	1.530	09/13/04	50,000
Svenska Handelsbanken (Ê)	50,000	1.548	09/27/04	49,999
Toronto Dominion Bank (Ê)	50,000	1.560	11/29/04	49,996
Toronto Dominion Bank (Ê)	50,000	1.494	12/10/04	49,996
UBS AG	150,000	1.125	12/17/04	150,000
UBS AG	75,000	1.410	01/07/05	74,997
Westpac Banking Corp. (Ê)	50,000	1.493	10/12/04	49,999
Total Yankee Certificate of Deposits (amortized cost $2,717,892)				2,717,892
Total Investments - 91.6% (amortized cost $7,462,015)				7,462,015

Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 6.2%
Agreement with Bank of America and Bank of New York, Inc. (Tri-party) of $350,000 acquired on August 31, 2004 at 1.590% to be repurchased at $350,015 on September 1, 2004, collateralized by: $373,058 Mortgage Obligations, valued at $357,000	350,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $43,818 acquired on August 31, 2004 at 1.590% to be repurchased at $43,820 on September 1, 2004, collateralized by: $44,089 Mortgage Obligations, valued at $44,699	43,818
Agreements with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $85,000 acquired on August 31, 2004 at 1.520% & 1.570%, respectively to be repurchased at $85,004 on September 1, 2004, collateralized by: $81,295 United States Government Agency Obligations, valued at $88,236	85,000
Agreement with Lehman Brothers Inc. and JP Morgan Chase & Co. (Tri-Party) of $25,724 acquired on August 31, 2004 at 1.550% to be repurchased at $25,725 on September 1, 2004, collateralized by: $24,191 United States Treasury Obligations, valued at $26,239	25,724
Total Repurchase Agreements (identified cost $504,542)	504,542
Total Investments and Repurchase Agreements - 97.8% (cost $7,966,557)(†)	7,966,557
Other Assets and Liabilities, Net - 2.2%	180,376
Net Assets - 100.0%	8,146,933

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Corporate Bonds & Notes	17.1
Domestic Certificates of Deposit	7.7
Eurodollar Certificates of Deposit	13.0
Domestic Commercial Paper	8.2
Foreign Commercial Paper	1.6
United States Government Agencies	10.7
Yankee Certificate of Deposit	33.3
Repurchase Agreements	6.2
Total Investments and Repurchase Agreements	97.8
Other Assets and Liabilities, Net	2.2
Net Assets	100.0

Money Market Fund

11

SSgA

US Government Money Market Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,003.74	$1,022.84
Expenses Paid During Period *	$2.17	$2.19

* Expenses are equal to the Fund's annualized expense ratio of .43%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

US Government Money Market Fund

12

SSgA
US Government Money Market Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 73.4%
Fannie Mae (Ê)	55,000	1.350	09/10/04	55,000
Fannie Mae Discount Notes	75,000	1.420	09/15/04	74,959
Fannie Mae Discount Notes	10,000	1.420	09/17/04	9,994
Fannie Mae Discount Notes	25,000	1.620	11/03/04	24,929
Fannie Mae Discount Notes	20,000	1.055	11/12/04	19,958
Fannie Mae Discount Notes	30,000	1.060	11/18/04	29,931
Fannie Mae Discount Notes	9,960	1.200	12/10/04	9,927
Fannie Mae Discount Notes	3,725	1.100	01/07/05	3,710
Federal Home Loan Bank (Ê)	50,000	1.435	03/15/05	49,992
Federal Home Loan Bank (Ê)	50,000	1.480	03/21/05	49,999
Federal Home Loan Bank (Ê)	115,000	1.535	04/25/05	114,987
Federal Home Loan Bank Discount Notes	35,000	1.810	02/16/05	40,654
Federal Home Loan Bank Discount Notes	41,000	1.825	02/16/05	34,702
Freddie Mac (Ê)	150,000	1.515	12/15/04	149,991
Freddie Mac (Ê)	40,000	1.365	09/09/05	40,008
Freddie Mac Discount Notes	22,297	1.160	10/12/04	22,268
Freddie Mac Discount Notes	25,000	1.050	10/20/04	24,964
Freddie Mac Discount Notes	25,000	1.600	11/02/04	24,931
Freddie Mac Discount Notes	44,702	1.595	11/09/04	44,565
Freddie Mac Discount Notes	26,584	1.765	01/25/05	26,393
Total United States Government Agencies (amortized cost $851,862)				851,862
Total Investments - 73.4% (amortized cost $851,862)				851,862

US Government Money Market Fund

13

SSgA
US Government Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 26.7%
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $100,000 acquired on August 31, 2004 at 1.570% to be repurchased at $100,004 on September 1, 2004, collateralized by: $103,008 United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $10,054 acquired on August 31, 2004 at 1.550% to be repurchased at $10,054 on September 1, 2004, collateralized by: $10,062 United States Treasury Obligations, valued at $10,256	10,054
Agreement with Lehman Brothers and Bank of New York, Inc. (Tri-Party) of $50,000 acquired on August 31, 2004 at 1.550% to be repurchased at $50,002 on September 1, 2004, collateralized by: $51,000 United States Treasury Obligations, valued at $51,000	50,000
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $100,000 acquired on August 31, 2004 at 1.570% to be repurchased at $100,004 on September 1, 2004, collateralized by: $98,015 United States Government Agency Obligations, valued at $102,003	100,000
Agreement with Morgan Stanley and JP Morgan Chase & Co. (Tri-Party) of $50,000 acquired on August 31, 2004 at 1.570% to be repurchased at $50,002 on September 1, 2004, collateralized by: $50,330 United States Government Agency Obligations, valued at $51,003	50,000
Total Repurchase Agreements (identified cost $310,054)	310,054
Total Investments and Repurchase Agreements - 100.1% (cost $1,161,916)(†)	1,161,916
Other Assets and Liabilities, Net - (0.1%)	(809)
Net Assets - 100.0%	1,161,107

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

14

SSgA
US Government Money Market Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
United States Government Agencies	73.4
Repurchase Agreements	26.7
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

US Government Money Market Fund

15

SSgA

Tax Free Money Market Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,002.55	$1,022.03
Expenses Paid During Period *	$2.97	$3.00

* Expenses are equal to the Fund's annualized expense ratio of .59%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Tax Free Money Market Fund

16

SSgA
Tax Free Money Market Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.7%
Alabama - 4.8%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	1.290	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	1.300	12/01/30	1,000
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	1.300	12/01/30	2,365
Stevenson, Alabama Industrial Development Board Environmental Impact Revenue, weekly demand (Ê)(µ)	3,400	1.380	01/01/31	3,400
University of Alabama Revenue Bonds, weekly demand (Ê)(µ)	4,300	1.270	09/01/31	4,300
				19,260
Alaska - 0.7%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	1.350	07/01/22	2,250
State of Alaska Certificate of Participation (µ)	500	4.200	01/01/05	505
				2,755
Arizona - 0.6%
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	1.310	12/01/22	2,400
California - 3.3%
Alameda Corridor Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	8,945	1.400	04/01/17	8,945
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	4,365	1.350	12/01/11	4,365
				13,310
Colorado - 2.1%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	1.320	10/01/30	2,000
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	1.330	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,275	1.350	09/01/18	1,275
				8,275
Connecticut - 1.9%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	1.200	07/01/29	2,500
State of Connecticut General Obligation Unlimited	5,000	5.000	12/15/04	5,055
				7,555
District of Columbia - 2.6%
District of Columbia General Obligation Unlimited (µ)	7,035	5.500	06/01/05	7,239
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	1.320	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	1.320	06/01/30	1,800
				10,269
Florida - 1.7%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	950	1.350	01/01/16	950
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	885	1.350	01/01/16	885
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	475	1.350	01/01/16	475
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	100	1.350	01/01/16	100
Florida State Board Education Revenue Bonds, annual demand (Ê)(µ)	1,500	1.300	07/01/17	1,500
Putnam County Development Authority Revenue Bonds, weekly demand (Ê)	2,800	1.400	12/15/09	2,800
				6,710

Tax Free Money Market Fund

17

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Georgia - 1.4%
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	2,700	1.300	03/01/20	2,700
Municipal Electric Authority of Georgia Revenue Bonds, Georgia, weekly demand (Ê)(µ)	3,000	1.300	01/01/22	3,000
				5,700
Idaho - 1.1%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	1.370	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	1.370	07/01/33	2,500
				4,200
Illinois - 5.5%
Chicago O'Hare International Airport Revenue Bonds (µ)	1,030	6.000	01/01/05	1,046
Illinois Development Finance Authority Revenue Bonds, daily demand (Ê)(µ)	1,700	1.350	09/01/32	1,700
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	1.350	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	1.380	09/01/22	3,650
Illinois Health Facilities Authority Revenue Bonds (µ)	1,200	2.000	12/01/04	1,202
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.350	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.350	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,220	1.350	07/01/28	2,220
Illinois Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	945	1.350	07/01/27	945
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	2,925	1.370	03/01/06	2,925
Metropolitan Pier & Exposition Authority Revenue Bonds	500	6.500	06/01/05	517
				21,705
Iowa - 1.9%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	1.350	07/01/07	3,300
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,150	1.350	01/01/28	4,150
				7,450
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.330	05/15/23	1,700
Louisiana - 3.4%
East Baton Rouge Parish Louisiana Revenue Bonds, daily demand (Ê)	1,100	1.230	03/01/22	1,100
Jefferson Parish Home Mortgage Authority Revenue Bonds, weekly demand (Ê)	740	1.410	12/01/13	740
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)	10,500	1.410	05/15/30	10,500
Louisiana State General Obligation, Series A (µ)	1,200	5.500	04/15/05	1,229
				13,569
Maine - 0.3%
Regional Waste Systems Inc. Revenue Bonds, weekly demand (Ê)	1,300	1.450	07/01/12	1,300
Maryland - 5.0%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.350	04/01/35	4,000
Montgomery County Housing Opportunites Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	1.320	06/01/30	3,000
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/05	2,032
Washington Suburban Sanitation District General Obligation Unlimited	10,960	3.000	06/01/05	11,079
				20,111

Tax Free Money Market Fund

18

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Massachusetts - 4.1%
Commonwealth of Massachusetts General Obligation Unlimited, weekly demand (pre-refunded 11/1/2004) (µ)(æ)	3,000	6.750	11/01/11	3,058
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	1.400	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	100	1.280	01/01/19	100
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	400	1.330	07/01/27	400
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	4,300	1.340	04/01/28	4,300
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.340	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	1.290	06/15/33	5,800
				16,358
Michigan - 8.1%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	1.320	12/01/14	1,500
Michigan Higher Education Student Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	1,100	1.330	10/01/20	1,100
Michigan Higher Education Student Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	1.330	09/01/36	2,700
Michigan Municipal Bond Authority Revenue Notes	3,500	3.000	08/19/05	3,548
Michigan State Building Authority Revenue Bonds	1,000	5.250	10/01/04	1,003
Michigan State Housing Development Authority Revenue Bonds, annual demand (Ê)(µ)	2,000	1.220	06/01/30	2,000
Michigan State University Revenue Bonds, weekly demand (Ê)	5,130	1.270	08/15/30	5,130
State of Michigan General Obligation Unlimited Notes	7,000	2.000	09/30/04	7,006
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	8,100	1.350	09/15/08	8,100
				32,087
Missouri - 1.3%
State of Missouri General Obligation Unlimited, weekly demand (pre-refunded 4/1/2005) (æ)	4,065	5.600	04/01/15	4,251
University of Missouri Revenue Bonds, daily demand (Ê)	750	1.350	11/01/32	750
				5,001
Montana - 0.5%
Billings Montana Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.310	12/01/14	1,900
Nevada - 2.1%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,490	1.290	07/01/12	2,490
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	1.380	10/15/33	1,900
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	300	1.380	10/01/30	300
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,195	1.380	10/01/30	1,195
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,330	1.380	10/01/30	1,330
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.380	04/01/31	1,200
				8,415

Tax Free Money Market Fund

19

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New Hampshire - 2.4%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.350	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	1.270	06/01/32	4,500
New Hampshire Higher Educational & Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,250	1.300	12/01/25	3,250
				9,650
New Mexico - 2.5%
New Mexico State Highway Commission Revenue Bonds	9,745	5.000	06/15/05	10,009
New York - 8.1%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.270	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	1.270	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	1.370	06/01/22	1,100
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	2,500	1.330	03/01/34	2,500
New York City Transitional Finance Authority Revenue Bonds, daily demand (Ê)	1,100	1.330	11/01/22	1,100
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,600	1.300	11/01/22	4,600
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	5,400	1.330	11/01/22	5,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	1.320	11/15/22	4,160
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	1.330	11/15/22	2,400
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,600	1.300	04/01/22	2,600
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.300	04/01/24	1,200
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	500	1.340	02/15/08	500
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,590	1.330	01/01/31	2,590
				32,450
North Carolina - 2.0%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	6,910	1.280	07/01/29	6,910
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	1.330	05/01/21	1,000
				7,910
Ohio - 2.5%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	7,100	1.360	06/01/16	7,100
Ohio State Building Authority Revenue Bonds	1,000	5.000	04/01/05	1,020
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,000	1.330	08/01/21	2,000
				10,120
Oklahoma - 1.9%
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,585	1.300	09/01/05	2,585
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	1.330	08/01/18	5,000
				7,585
Oregon - 3.2%
County of Washington Oregon General Obligation Unlimited, semi-annual demand (pre-refunded 12/1/2004) (æ)	1,750	6.000	12/01/11	1,771
Oregon State Housing & Community Services Department Revenue Bonds, semi-annual demand (Ê)	4,000	1.250	07/01/24	4,000
State of Oregon General Obligation Unlimited Notes	7,000	2.250	11/15/04	7,017
				12,788

Tax Free Money Market Fund

20

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Pennsylvania - 1.1%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	1.330	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.330	06/01/29	1,700
				4,200
South Carolina - 0.7%
Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,315	1.280	01/01/23	1,315
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,555	1.280	02/15/28	1,555
				2,870
Tennessee - 1.5%
City of Memphis Revenue Bonds, annual demand (Ê)(µ)	2,995	1.280	12/01/11	2,995
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	1.420	01/01/30	3,095
				6,090
Texas - 10.8%
City of Houston Texas Revenue Notes	15,000	3.000	06/30/05	15,171
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (Ê)	1,000	1.280	02/15/17	1,000
Northside Independent School District General Obligation Unlimited, annual demand (Ê)	4,000	1.670	06/15/33	4,000
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	1.400	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited weekly demand (Ê)	1,400	1.400	08/01/21	1,400
State of Texas General Obligation	10,000	3.000	08/31/05	10,139
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,200	1.280	12/01/16	4,200
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	1.330	12/01/29	1,800
Texas A & M University Revenue Bonds	1,925	5.750	05/15/05	1,980
				43,190
Utah - 2.7%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	1.370	08/01/31	1,750
Salt Lake County, Utah Pollution Control Revenue, Series B, daily demand (Ê)	1,150	1.350	08/01/07	1,150
State of Utah General Obligation Unlimited	1,775	4.500	07/01/05	1,817
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	1.370	07/01/33	6,000
				10,717
Vermont - 1.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	600	1.300	12/01/25	600
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	3,600	1.300	12/01/25	3,600
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	400	1.310	12/01/25	400
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	800	1.310	12/01/25	800
				5,400
Virginia - 1.0%
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	2,600	1.300	12/01/33	2,600
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	1.340	06/15/26	1,500
				4,100

Tax Free Money Market Fund

21

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Washington - 2.6%
City of Seattle Washington Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.290	03/01/32	2,000
King County Washington General Obligation Unlimited (µ)	4,000	5.250	12/01/04	4,041
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,145	1.380	08/01/26	4,145
				10,186
West Virginia - 0.9%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	1.300	12/01/25	3,000
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	600	1.310	12/01/25	600
				3,600
Wisconsin - 1.5%
Milwaukee Metropolitan Sewerage District General Obligation Unlimited	1,000	5.000	10/01/04	1,003
University Hospitals & Clinics Authority Revenue Bonds, weekly demand (Ê)(µ)	2,100	1.350	04/01/26	2,100
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	1.340	09/01/33	3,000
				6,103
Wyoming - 0.1%
Wyoming Building Corp. Revenue Bonds, weekly demand (Ê)(µ)	300	1.360	10/01/18	300
Total Short-Term Tax-Exempt Obligations (cost $397,298)				397,298
Total Investments - 99.7% (identified cost $397,298)				397,298
Other Assets and Liabilities, Net - 0.3%				1,220
Net Assets - 100.0%				398,518

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

22

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

General Obligation	26%
Healthcare Revenue	14
Housing Revenue	14
Transportation Revenue	9
Education Revenue	8
Utility Revenue	8
Industrial Revenue/Pollution Control Revenue	6
Airport Revenue	4
Electricity & Power Revenue	4
Bond Bank	3
Pre-refunded	2
Student Loan Revenue	2
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

23

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Tax Free Money Market Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Alabama	4.8
Alaska	0.7
Arizona	0.6
California	3.3
Colorado	2.1
Connecticut	1.9
District of Columbia	2.6
Florida	1.7
Georgia	1.4
Idaho	1.1
Illinois	5.5
Iowa	1.9
Kentucky	0.4
Louisiana	3.4
Maine	0.3
Maryland	5.0
Massachusetts	4.1
Michigan	8.1
Missouri	1.3
Montana	0.5
Nevada	2.1
New Hampshire	2.4
New Mexico	2.5
New York	8.1
North Carolina	2.0
Ohio	2.5
Oklahoma	1.9
Oregon	3.2
Pennsylvania	1.1
South Carolina	0.7
Tennessee	1.5
Texas	10.8
Utah	2.7
Vermont	1.4
Virginia	1.0
Washington	2.6
West Virginia	0.9
Wisconsin	1.5
Wyoming	0.1
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
Net Assets	100.0

Tax Free Money Market Fund

24

SSgA
Money Market Funds

Notes to Schedules of Investments - August 31, 2004

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedule of Investments

25

SSgA
Money Market Funds
Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	Money Market Fund	U.S. Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$7,462,015	$851,862	$397,298
Investments at amortized cost which approximates value	7,462,015	851,862	397,298
Repurchase agreements at cost which approximates value	504,542	310,054	-
Cash	-	-	47
Receivables:
Interest	17,532	748	1,652
Investments sold	175,673	-	-
Prepaid expenses	106	13	4
Total assets	8,159,868	1,162,677	399,001
Liabilities
Payables:
Accrued fees to affiliates	3,754	472	200
Other accrued expenses	232	48	50
Dividends	8,949	1,050	233
Total liabilities	12,935	1,570	483
Net Assets	$8,146,933	$1,161,107	$398,518
Net Assets Consist of:
Accumulated net realized gain (loss)	$(365)	$28	$192
Shares of beneficial interest	8,147	1,161	398
Additional paid-in capital	8,139,151	1,159,918	397,928
Net Assets	$8,146,933	$1,161,107	$398,518
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$8,146,933,261	$1,161,106,754	$398,517,749
Shares outstanding ($.001 par value)	8,147,297,896	1,161,078,694	398,330,686

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

26

SSgA
Money Market Funds
Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	Money Market Fund	U.S. Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$119,449	$15,584	$4,677
Expenses
Advisory fees	25,646	3,476	1,127
Administrative fees	3,127	420	165
Custodian fees	1,367	217	99
Distribution fees	3,192	338	516
Transfer agent fees	256	55	36
Professional fees	116	36	30
Registration fees	30	24	37
Shareholder servicing fees	5,170	1,365	473
Trustees' fees	128	28	17
Insurance fees	1,930	10	4
Printing fees	92	26	26
Miscellaneous	123	46	36
Expenses before reductions	41,177	6,041	2,566
Expense reductions	(144)	-	(2)
Net expenses	41,033	6,041	2,564
Net investment income (loss)	78,416	9,543	2,113
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(356)	(9)	4
Net Increase (Decrease) in Net Assets from Operations	$78,060	$9,534	$2,117

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

27

SSgA
Money Market Funds
Statement of Changes In Net Assets - For the Periods Ended August 31,

	Money Market Fund		U.S. Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	2004	2003	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,416	$112,150	$9,543	$16,183	$2,113	$3,252
Net realized gain (loss)	(356)	(11)	(9)	(22)	4	141
Net increase (decrease) in net assets from operations	78,060	112,139	9,534	16,161	2,117	3,393
Distributions
From net investment income	(78,416)	(112,150)	(9,543)	(16,183)	(2,113)	(3,252)
From net realized gain	-	-	-	-	(122)	-
Net decrease in net assets from distributions	(78,416)	(112,150)	(9,543)	(16,183)	(2,235)	(3,252)
Share Transactions
Net increase (decrease) in net assets from share transactions	(2,597,081)	86,992	(243,110)	(611,806)	(46,530)	(127,335)
Total Net Increase (Decrease) in Net Assets	(2,597,437)	86,981	(243,119)	(611,828)	(46,648)	(127,194)
Net Assets
Beginning of period	10,744,370	10,657,389	1,404,226	2,016,054	445,166	572,360
End of period	$8,146,933	$10,744,370	$1,161,107	$1,404,226	$398,518	$445,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

28

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SSgA
Money Market Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
August 31, 2004	1.0000	.0076	-	.0076	(.0076)	-	(.0076)
August 31, 2003	1.0000	.0104	-	.0104	(.0104)	-	(.0104)
August 31, 2002	1.0000	.0196	-	.0196	(.0196)	-	(.0196)
August 31, 2001	1.0000	.0518	-	.0518	(.0518)	-	(.0518)
August 31, 2000	1.0000	.0562	-	.0562	(.0562)	-	(.0562)
U.S. Government Money Market Fund
August 31, 2004	1.0000	.0070	-	.0070	(.0070)	-	(.0070)
August 31, 2003	1.0000	.0099	-	.0099	(.0099)	-	(.0099)
August 31, 2002	1.0000	.0188	-	.0188	(.0188)	-	(.0188)
August 31, 2001	1.0000	.0507	-	.0507	(.0507)	-	(.0507)
August 31, 2000	1.0000	.0551	-	.0551	(.0551)	-	(.0551)
Tax Free Money Market Fund
August 31, 2004	1.0000	.0048	.0003	.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	-	.0069	(.0069)	-	(.0069)
August 31, 2002	1.0000	.0119	-	.0119	(.0119)	-	(.0119)
August 31, 2001	1.0000	.0305	-	.0305	(.0305)	-	(.0305)
August 31, 2000	1.0000	.0331	-	.0331	(.0331)	-	(.0331)

(a) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

30

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
Money Market Fund
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
August 31, 2002	1.0000	1.98	10,657,389	.39	.39	1.95
August 31, 2001	1.0000	5.31	10,724,407	.38	.38	5.14
August 31, 2000	1.0000	5.78	8,556,244	.39	.39	5.62
U.S. Government Money Market Fund
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
August 31, 2002	1.0000	1.89	2,016,054	.40	.40	1.89
August 31, 2001	1.0000	5.19	2,061,913	.40	.40	4.99
August 31, 2000	1.0000	5.65	1,525,265	.42	.42	5.55
Tax Free Money Market Fund
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69
August 31, 2002	1.0000	1.20	572,360	.48	.48	1.17
August 31, 2001	1.0000	3.10	461,123	.52	.53	2.97
August 31, 2000	1.0000	3.37	272,205	.57	.58	3.31

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

31

SSgA

Money Market Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2004. These financial statements report on three of the SSgA Funds, the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Money Market and the US Government Money Market Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2004, the capital loss carryovers are as follows:

	Expiration Year
	8/31/2011	8/31/2012
Money Market	$9,747	$821
US Government Money Market	5,172	16,922

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Notes to Financial Statements

32

SSgA
Money Market Funds

Notes to Financial Statements, continued - August 31, 2004

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all the Funds based principally on their relative net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of their average daily net assets.

The Adviser has contractually agreed to reimburse the Money Market Fund for all expenses in excess of .40% of its average daily net assets on an annual basis. The total amount of the reimbursement for the year ended August 31, 2004 was $142,929.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to number of positions and transactions plus out-of-pocket expenses.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

AMOUNT PAID
Money Market	$1,098
US Government Money Market	30
Tax Free Money Market	1,845

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Notes to Financial Statements

33

SSgA
Money Market Funds

Notes to Financial Statements, continued - August 31, 2004

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$2,564,571	$1,031,937	$855,382	$27,277	$285,239
US Government Money Market	347,558	-	790,870	8,897	-
Tax Free Money Market	112,722	-	319,785	40,339	-

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2004.

Insurance

The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Money Market Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

34

SSgA
Money Market Funds

Notes to Financial Statements, continued - August 31, 2004

Accrued fees payable to affiliates and trustees as of August 31, 2004 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$2,561,037	$242,686	$86,937
Administration fees	260,019	29,689	10,540
Custodian fees	107,918	25,491	9,641
Distribution fees	329,323	42,350	41,330
Shareholder servicing fees	405,703	112,496	39,799
Transfer agent fees	64,955	13,834	8,946
Trustees' fees	25,318	4,969	2,932
	$3,754,273	$471,515	$200,125

Beneficial Interest

As of August 31, 2004, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
US Government Money Market	1	35.5
Tax Free Money Market	2	81.6

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) Fiscal Years Ended August 31,
Money Market	2004	2003
Proceeds from shares sold	$136,580,545	$146,919,452
Proceeds from reinvestment of distributions	67,114	105,410
Payments for shares redeemed	(139,244,740)	(146,937,870)
Total net increase (decrease)	$(2,597,081)	$86,992
US Government Money Market
Proceeds from shares sold	$14,594,149	$14,401,950
Proceeds from reinvestment of distributions	5,580	10,795
Payments for shares redeemed	(14,842,839)	(15,024,551)
Total net increase (decrease)	$(243,110)	$(611,806)
Tax Free Money Market
Proceeds from shares sold	$2,682,345	$2,934,238
Proceeds from reinvestment of distributions	983	1,617
Payments for shares redeemed	(2,729,858)	(3,063,190)
Total net increase (decrease)	$(46,530)	$(127,335)

5.  Interfund Lending Program

The Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Interest Income on the Statement of Operations for the Money Market Fund includes $1,613 received under the Interfund Lending Program for the year ended August 31, 2004.

Notes to Financial Statements

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA Money Market Fund, SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund (three of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

36

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

37

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

38

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

39

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

40

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110-1707

Fund Management and Service Providers

41

MMAR-08/04 (42061)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2004

SSgA Funds
Institutional Money Market Funds

Annual Report

August 31, 2004

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Institutional Money Market Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites

SSgA Funds Management, Inc.

President

President's Letter

3

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SSgA

US Treasury Money Market Fund

Shareholder Expense Example - August 31, 2004 (unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,004.64	$1,023.99
Expenses Paid During Period *	$1.01	$1.02

* Expenses are equal to the Fund's annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund

5

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SSgA
US Treasury Money Market Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 33.0%
United States Treasury Bills	150,000	1.330	09/02/04	149,994
United States Treasury Bills	20,000	0.975	09/16/04	19,992
United States Treasury Bills	48,000	0.993	09/30/04	47,962
Total United States Treasury (amortized cost $217,948)				217,948
Total Investments - 33.0% (amortized cost $217,948)				217,948
Repurchase Agreements - 67.1%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $30,000 acquired on August 31, 2004 at 1.560% to be repurchased at $30,001 on September 1, 2004, collateralized by: $30,689 United States Treasury Obligations, valued at $30,601				30,000
Agreement with Countrywide Funding and Bank of New York, Inc. (Tri-Party) of $30,000 acquired on August 31, 2004 at 1.550% to be repurchased at $30,001 on September 1, 2004, collateralized by: $30,620 United States Treasury Obligations, valued at $30,601				30,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $30,000 acquired on August 31, 2004 at 1.550% to be repurchased at $30,001 on September 1, 2004, collateralized by: $23,402 United States Treasury Obligations, valued at $30,604				30,000
Agreement with Deutsche Bank AG and Bank of New York, Inc. (Tri-Party) of $142,429 acquired on August 31, 2004 at 1.560% to be repurchased at $142,435 on September 1, 2004, collateralized by: $99,350 United States Treasury Obligations, valued at $145,278				142,429
Agreement with JP Morgan Chase & Co. of $30,000 acquired on August 31, 2004 at 1.560% to be repurchased at $30,001 on September 1, 2004, collateralized by: $23,965 United States Treasury Obligations, valued at $30,603				30,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $30,000 acquired on August 31, 2004 at 1.550% to be repurchased at $30,001 on September 1, 2004, collateralized by: $19,728 United States Treasury Obligations, valued at $30,601				30,000
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party) of $150,000 acquired on August 31, 2004 at 1.560% to be repurchased at $150,007 on September 1, 2004, collateralized by: $116,648 United States Treasury Obligations, valued at $153,001				150,000
Total Repurchase Agreements (identified cost $442,429)				442,429
Total Investments and Repurchase Agreements - 100.1% (cost $660,377)(†)				660,377
Other Assets and Liabilities, Net - (0.1%)				(910)
Net Assets - 100.0%				659,467

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

7

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US Treasury Money Market Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
United States Treasury	33.0
Repurchase Agreements	67.1
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

8

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Prime Money Market Fund

Shareholder Expense Example - August 31, 2004 (unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,005.07	$1,023.99
Expenses Paid During Period *	$1.01	$1.02

* Expenses are equal to the Fund's annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund

9

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Prime Money Market Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes -12.6%
American Express Centurion Bank (Ê)	100,000	1.523	12/08/04	100,000
American Express Credit Corp. (Ê)	75,000	1.610	07/20/05	75,033
American Honda Finance Corp. (Ê)	40,000	1.531	07/11/05	40,000
Bank One NA (Ê)	50,000	1.520	12/13/04	49,996
Fifth Third Bank (Ê)	50,000	1.500	12/16/04	49,994
General Electric Capital Corp. (Ê)	40,000	1.663	09/09/05	40,000
General Electric Capital Corp. (Ê)	40,000	1.680	09/17/05	40,000
Goldman Sachs Group Inc. (Ê)	30,000	1.720	09/15/05	30,000
Goldman Sachs Group Inc. (Ê)	50,000	1.720	02/03/05	50,000
Goldman Sachs Group Inc. (Ê)	48,000	1.720	10/03/05	48,000
HBOS Treasury Services PLC (Ê)	55,000	1.482	10/01/05	55,000
Marshall & Ilsley Bank FSB (Ê)	35,000	1.602	07/28/05	34,995
Merrill Lynch & Co. Inc. (Ê)	80,000	1.514	09/03/05	80,000
Merrill Lynch & Co. Inc. (Ê)	50,000	1.620	01/31/05	49,998
Merrill Lynch & Co. Inc. (Ê)	46,970	1.842	04/28/05	47,043
Morgan Stanley (Ê)	80,000	1.514	09/02/05	80,000
Morgan Stanley (Ê)	50,000	1.600	09/15/05	50,000
National City Bank Kentucky (Ê)	45,000	1.447	12/02/04	45,000
Southtrust Bank NA (Ê)	50,000	1.440	12/15/04	49,996
Toyota Motor Credit (Ê)	50,000	1.503	10/07/04	50,000
U.S. Bank NA(Ê)	50,000	1.545	09/20/04	50,000
U.S. Bank NA	50,000	1.130	10/12/04	50,000
U.S. Bank NA	50,000	1.250	01/12/05	49,999
Wells Fargo & Company (Ê)	50,000	1.550	09/22/04	50,000
Wells Fargo & Company (Ê)	195,000	1.540	03/14/05	195,000
World Savings Bank FSB	100,000	1.400	09/20/04	99,999
Total Corporate Bonds and Notes (amortized cost $1,560,053)				1,560,053
Domestic Certificates of Deposit - 8.8%
Bank of New York Company Inc. (Ê)	130,000	1.525	04/18/05	129,988
Citibank N.A.	144,000	1.490	09/20/04	144,000
Fifth Third Bank	175,000	1.075	09/20/04	174,991
J.P. Morgan Chase & Co. (Ê)	100,000	1.590	10/29/04	100,000
J.P. Morgan Chase & Co. (Ê)	100,000	1.465	03/07/05	100,000
Marshall & Ilsley	150,000	1.480	09/17/04	150,000
Southtrust Bank, NA (Ê)	200,000	1.521	01/10/05	199,991
Wells Fargo Bank NA	100,000	1.530	09/20/04	100,000
Total Domestic Certificates of Deposit (amortized cost $1,098,970)				1,098,970
Eurodollar Certificates of Deposit - 13.3%
ABN-AMRO Bank N.V.	50,000	1.120	12/17/04	49,998
Banco Bilbao Vizcaya Argentaria	50,000	1.090	09/20/04	50,000
Banco Bilbao Vizcaya Argentaria	100,000	1.450	09/21/04	100,000
Banco Bilbao Vizcaya Argentaria	50,000	1.520	10/08/04	50,000
Banco Bilbao Vizcaya Argentaria	50,000	1.700	12/16/04	50,000
Barclays Bank Plc	100,000	1.800	01/18/05	100,000

Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Eurodollar Certificates of Deposit - (continued)
Barclays Bank PLC	105,000	1.100	10/06/04	104,995
BNP Paribas S.A. (Ê)	100,000	1.510	10/08/04	100,001
Deutsche Bank AG	150,000	1.510	10/08/04	150,002
ING Bank N.V.	150,000	1.800	01/18/05	150,000
Societe Generale	100,000	1.500	10/08/04	100,000
Societe Generale	31,000	1.170	10/29/04	31,000
Societe Generale	50,000	1.180	11/01/04	50,000
Societe Generale	50,000	1.800	01/18/05	50,000
Societe Generale	135,000	1,820	01/19/05	135,000
Unicredito Italiano Spa	125,000	1.530	10/08/04	125,001
Unicredito Italiano Spa	250,000	1.680	11/19/04	250,000
Total Eurodollar Certificates of Deposit (amortized cost $1,645,997)				1,645,997
Domestic Commercial Paper - 18.4%
Amstel Funding Corp.	49,223	1.075	09/24/04	49,189
Amstel Funding Corp.	100,000	1.080	09/28/04	99,919
Amstel Funding Corp.	150,000	1.445	09/28/04	149,837
Atlantis One Funding Corp.	96,565	1.080	09/01/04	96,565
Atlantis One Funding Corp.	50,000	1.200	10/12/04	49,932
Bank of America	50,000	1.750	12/15/04	49,745
Charta LLC	100,000	1.400	09/14/04	99,949
CRC Funding LLC	125,000	1.420	09/20/04	124,906
CXC LLC	125,000	1.500	10/07/04	124,813
Edison Asset Securitization LLC	200,000	1.630	11/02/04	199,439
Eiffel Funding LLC	50,000	1.500	10/06/04	49,927
Falcon Asset Securitization Corp.	78,000	1.540	09/17/04	77,947
Galaxy Funding	37,000	1.550	09/30/04	36,954
General Electric Capital Corp.	145,000	1.110	09/08/04	144,969
General Electric Capital Corp.	100,000	1.470	09/20/04	99,922
General Electric Co.	40,000	1.440	09/21/04	39,968
Giro Balanced Funding Corp.	67,866	1.630	11/10/04	67,651
Giro Funding US Corp.	129,622	1.660	11/15/04	129,174
Grampian Funding Ltd.	146,000	1.660	11/16/04	145,488
Jupiter Securitization Corp.	55,189	1.490	10/05/04	55,111
Lake Constance Funding LLC	28,000	1.530	10/05/04	27,960
Lake Constance Funding LLC	20,000	1.620	11/05/04	19,942
Lexington Parker Capital Company LLC	25,399	1.820	01/19/05	25,219
Morgan Stanley (Ê)	50,000	1.640	05/24/05	50,000
New Center Asset Trust (A-1 Series)	50,000	1.510	10/05/04	49,929
Polonius Inc.	44,000	1.560	09/15/04	43,973
Saint Germain Holdings Ltd.	75,000	1.520	09/22/04	74,934
Surrey Funding Corp.	100,000	1.570	10/19/04	99,791
Total Domestic Commercial Paper (amortized cost $2,283,153)				2,283,153
Foreign Commercial Paper - 2.0%
Alliance & Leicester PLC	46,000	1.860	01/27/05	45,648
Bank of Ireland	130,000	1.390	09/07/04	129,970
Swedbank	70,000	1.420	09/22/04	69,942
Total Foreign Commercial Paper (amortized cost $245,560)				245,560

Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 9.4%
Fannie Mae (Ê)	100,000	1.350	09/10/04	100,000
Fannie Mae (Ê)	100,000	1.338	12/13/04	99,993
Fannie Mae Discount Notes	20,000	1.270	09/17/04	19,989
Fannie Mae Discount Notes	47,000	1.490	10/13/04	46,918
Fannie Mae Discount Notes	50,000	1.130	10/15/04	49,931
Fannie Mae Discount Notes	80,000	1.620	11/03/04	79,773
Fannie Mae Discount Notes	17,000	1.270	11/18/04	16,953
Fannie Mae Discount Notes	25,000	1.210	01/07/05	24,892
Fannie Mae Discount Notes	53,000	1.720	01/12/05	52,663
Fannie Mae Discount Notes	61,000	1.730	01/19/05	60,590
Fannie Mae Discount Notes	100,000	1.830	02/16/05	99,146
Freddie Mac (Ê)	200,000	1.484	12/10/04	199,986
Freddie Mac (Ê)	100,000	1.515	12/15/04	99,994
Freddie Mac Discount Notes	50,953	1.595	11/09/04	50,797
Freddie Mac Discount Notes	50,000	1.720	01/11/05	49,685
Freddie Mac Discount Notes	55,687	1.830	02/08/05	55,234
Freddie Mac Discount Notes	58,832	1.840	02/15/05	58,330
Total United States Government Agencies (amortized cost $1,164,874)				1,164,874
Yankee Certificates of Deposit - 28.0%
ABN-AMRO Bank N.V. (Ê)	55,000	1.525	03/18/05	54,992
Banco Bilbao Vizcaya Argentaria	75,000	1.135	12/20/04	75,000
Bank of Montreal (Ê)	140,000	1.520	04/20/05	139,982
Bank of New York Co., Inc.	50,000	1.385	10/29/04	49,999
Bank of Nova Scotia	50,000	1.390	09/07/04	50,000
Bank of Nova Scotia	50,000	1.230	10/07/04	50,000
Bank of Nova Scotia (Ê)	65,000	1.494	09/13/04	65,000
Bank of Nova Scotia (Ê)	50,000	1.545	09/20/04	50,000
Bank of Nova Scotia (Ê)	10,000	1.432	10/04/04	10,000
Barclays Bank PLC (Ê)	100,000	1.493	11/08/04	99,997
BNP Paribas S.A.	25,000	1.135	12/20/04	25,000
BNP Paribas S.A. (Ê)	125,000	1.407	04/04/05	124,974
BNP Paribas S.A. (Ê)	80,000	1.515	04/18/05	79,982
Canadian Imperial Bank Corp.	50,000	1.230	10/07/04	49,999
Canadian Imperial Bank Corp.	40,000	1.510	12/03/04	39,999
Canadian Imperial Bank Corp. (Ê)	75,000	1.427	10/04/04	74,999
Canadian Imperial Bank Corp. (Ê)	125,000	1.575	04/29/05	124,988
Den Danske Bank (Ê)	100,000	1.530	09/15/04	99,999
Den Danske Bank (Ê)	50,000	1.580	01/24/05	49,997
Den Danske Bank (Ê)	40,000	1.530	03/15/05	39,996
Den Danske Corp.	95,000	1.400	09/07/04	95,000
Den Danske Corp.	100,000	1.270	09/24/04	99,999
Deutsche Bank AG	50,000	1.250	10/26/04	50,000
HBOS Treasury Services PLC	100,000	1.660	11/19/04	100,000
HBOS Treasury Services PLC (Ê)	50,000	1.570	11/01/04	49,998
Rabobank Nederland NV	90,000	1.230	10/01/04	89,987
Rabobank Nederland NV	60,000	1.395	11/08/04	59,998
Royal Bank of Canada (Ê)	90,000	1.494	09/13/04	90,000

Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - (continued)
Royal Bank of Canada (Ê)	100,000	1.555	09/27/04	99,999
Royal Bank of Canada (Ê)	100,000	1.540	10/25/04	99,998
Royal Bank of Canada (Ê)	50,000	1.530	03/23/05	49,991
Royal Bank of Scotland	100,000	1.410	01/07/05	99,996
Royal Bank of Scotland (Ê)	25,000	1.530	09/15/04	25,000
Royal Bank of Scotland (Ê)	40,000	1.565	09/29/04	39,999
Royal Bank of Scotland (Ê)	30,000	1.560	03/29/05	29,995
Royal Bank of Scotland (Ê)	150,000	1.530	04/20/05	149,981
Svenska Handelsbanken (Ê)	45,000	1.520	09/13/04	44,999
Svenska Handelsbanken (Ê)	50,000	1.530	09/13/04	50,000
Svenska Handelsbanken (Ê)	100,000	1.530	11/24/04	99,993
Svenska Handelsbanken (Ê)	55,000	1.504	03/10/05	54,994
Toronto Dominion Bank	100,000	1.090	11/30/04	99,970
Toronto Dominion Bank (Ê)	100,000	1.560	11/29/04	99,992
Toronto Dominion Bank (Ê)	50,000	1.494	12/10/04	49,996
UBS AG	100,000	1.150	10/15/04	100,000
UBS AG	150,000	1.125	12/17/04	150,000
UBS AG	85,000	1.410	01/07/05	84,997
Westpac Banking Corp. (Ê)	50,000	1.493	10/12/04	49,998
Total Yankee Certificates of Deposits (amortized cost $3,469,783)				3,469,783
Total Investments - 92.5% (amortized cost $11,468,390)				11,468,390
Repurchase Agreements - 7.8%
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $296,885 acquired on August 31, 2004 at 1.590% to be repurchased at $296,898 on September 1, 2004, collateralized by: $616,426 Mortgage Obligations, valued at $302,823				296,885
Agreement with BNP Paribas and Bank of New York, Inc. (Tri-Party) of $20,000 acquired on August 31, 2004 at 1.623% to be repurchased at $20,001 on September 1, 2004, collateralized by: $18,629 United States Corporate Obligations, valued at $20,400				20,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $65,000 acquired on August 31, 2004 at 1.623% to be repurchased at $65,003 on September 1, 2004, collateralized by: $60,389 United States Corporate Obligations, valued at $66,302				65,000
Agreement with Lehman Brothers and JP Morgan Chase & Co. (Tri-Party) of $14,000 acquired on August 31, 2004 at 1.520% to be repurchased at $14,001 on September 1, 2004, collateralized by: $12,154 United States Agency Obligations, valued at $14,285				14,000
Agreement with Lehman Brothers and JP Morgan Chase & Co. (Tri-Party) of $46,000 acquired on August 31, 2004 at 1.520% to be repurchased at $46,002 on September 1, 2004, collateralized by: $43,865 United States Agency Obligations, valued at $46,923				46,000

Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - (continued)
Agreement with Lehman Brothers and JP Morgan Chase & Co. (Tri-Party) of $106,598 acquired on August 31, 2004 at 1.600% to be repurchased at $106,603 on September 1, 2004, collateralized by: $102,050 United States Corporate Obligations, valued at $108,941	106,598
Agreement with Salomon and Bank of New York, Inc. (Tri-Party) of $165,000 acquired on August 31, 2004 at 1.613 - 1.623% to be repurchased at $165,007 on September 1, 2004, collateralized by: $150,922 United States Corporate Obligations, valued at $168,300	165,000
Agreement with UBS Warburg and JP Morgan Chase & Co. (Tri-Party) of $250,000 acquired on August 31, 2004 at 1.570% to be repurchased at $250,011 on September 1, 2004, collateralized by: $247,930 United States Agency Obligations, valued at $255,004	250,000
Total Repurchase Agreements (identified cost $963,483)	963,483
Total Investments and Repurchase Agreements - 100.3% (cost $12,431,873)(†)	12,431,873
Other Assets and Liabilities, Net - (0.3%)	(41,760)
Net Assets - 100.0%	12,390,113

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Corporate Bonds & Notes	12.6
Domestic Certificates of Deposit	8.8
Eurodollar Certificates of Deposit	13.3
Domestic Commercial Paper	18.4
Foreign Commercial Paper	2.0
United States Government Agencies	9.4
Yankee Certificates of Deposit	28.0
Repurchase Agreements	7.8
Total Investments and Repurchase Agreements	100.3
Other Assets and Liabilities, Net	(0.3)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments - August 31, 2004

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Notes to Schedules of Investments

17

SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	U.S. Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$217,948	$11,468,390
Investments at amortized cost which approximates value	217,948	11,468,390
Repurchase agreements at cost which approximates value	442,429	963,483
Receivables:
Interest	20	22,147
From Advisor	-	228
Prepaid expenses	9	160
Total assets	660,406	12,454,408
Liabilities
Payables:
Investments purchased	-	48,000
Accrued fees to affiliates	176	2,290
Other accrued expenses	28	519
Dividends	735	13,486
Total liabilities	939	64,295
Net Assets	$659,467	$12,390,113
Net Assets Consist of:
Accumulated net realized gain (loss)	$(23)	$(66)
Shares of beneficial interest	660	12,390
Additional paid-in capital	658,830	12,377,789
Net Assets	$659,467	$12,390,113

Net Asset Value, offering and redemption price per share:

Net asset value per share*	$1.00	$1.00
Net assets	$659,467,406	$12,390,112,893
Shares outstanding ($.001 par value)	659,502,298	12,390,217,333

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

18

SSgA
Institutional Money Market Funds

Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	U.S. Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$10,213	$159,661
Expenses
Advisory fees	2,413	20,607
Administrative fees	293	4,185
Custodian fees	181	1,890
Distribution fees	204	2,693
Transfer agent fees	41	223
Professional fees	34	143
Registration fees	18	435
Shareholder servicing fees	241	3,434
Trustees' fees	24	181
Insurance fees	4	2,574
Printing fees	23	34
Miscellaneous	32	82
Expenses before reductions	3,508	36,481
Expense reductions	(1,580)	(9,019)
Net expenses	1,928	27,462
Net investment income (loss)	8,285	132,199
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(21)	(79)
Net Increase (Decrease) in Net Assets from Operations	$8,264	$132,120

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

19

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	U.S. Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations

Net investment income (loss)	$8,285	$11,559	$132,199	$107,799
Net realized gain (loss)	(21)	(3)	(79)	22
Net increase (decrease) in net assets from operations	8,264	11,556	132,120	107,821
Distributions
From net investment income	(8,285)	(11,559)	(132,199)	(107,799)
Share Transactions
Net increase (decrease) in net assets from share transactions	(214,724)	(391,255)	1,300,253	4,933,186
Total Net Increase (Decrease) in Net Assets	(214,745)	(391,258)	1,300,174	4,933,208
Net Assets
Beginning of period	874,212	1,265,470	11,089,939	6,156,731
End of period	$659,467	$874,212	$12,390,113	$11,089,939

See accompanying notes which are an integral part of the financial statements.

Statement of Changes In Net Assets

20

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SSgA
Institutional Money Market Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Distributions from Net Investment Income	$ Net Asset Value, End of Period	% Total Return
U.S. Treasury Money Market Fund
August 31, 2004	1.0000	.0087	(.0087)	1.0000	.88
August 31, 2003	1.0000	.0113	(.0113)	1.0000	1.13
August 31, 2002	1.0000	.0181	(.0181)	1.0000	1.83
August 31, 2001	1.0000	.0508	(.0508)	1.0000	5.20
August 31, 2000	1.0000	.0551	(.0551)	1.0000	5.65
Prime Money Market Fund
August 31, 2004	1.0000	.0095	(.0095)	1.0000	.97
August 31, 2003	1.0000	.0124	(.0124)	1.0000	1.25
August 31, 2002	1.0000	.0209	(.0209)	1.0000	2.11
August 31, 2001	1.0000	.0535	(.0535)	1.0000	5.48
August 31, 2000	1.0000	.0580	(.0580)	1.0000	6.00

(a)  May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

22

	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
U.S. Treasury Money Market Fund
August 31, 2004	659,467	.20	.36	.86
August 31, 2003	874,212	.20	.36	1.16
August 31, 2002	1,265,470	.20	.36	1.85
August 31, 2001	1,845,064	.20	.37	5.09
August 31, 2000	1,093,913	.20	.38	5.51
Prime Money Market Fund
August 31, 2004	12,390,113	.20	.27	.96
August 31, 2003	11,089,939	.20	.27	1.21
August 31, 2002	6,156,731	.20	.27	2.02
August 31, 2001	4,033,364	.20	.25	5.26
August 31, 2000	3,962,314	.20	.25	5.93

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

23

SSgA

Institutional Money Market Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2004. These financial statements report on two Funds, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective August 25, 2003 the Funds began offering Class T shares. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report there are no Class T shares outstanding.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Funds' shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2004, the capital loss carryovers and expiration dates are as follows:

	Expiration Year
	8/31/2009	8/31/2011
US Treasury Money Market	$-	$5,454
Prime Money Market	28,279	-

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal

Notes to Financial Statements

24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2004

income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Expenses

Most expenses can be directly attributed to the individual Funds. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

%
US Treasury Money Market	0.25
Prime Money Market	0.15

The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amount of the waiver and reimbursement for the year ended August 31, 2004, was $1,447,715 and $132,072, respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the year ended August 31, 2004 were $6,869,074 and $2,147,928, respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2004, $11,100,618 represents the investments of other affiliated Funds not presented herein.

Notes to Financial Statements

25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2004

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
US Treasury Money Market	$220
Prime Money Market	1,732

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based upon the average daily value of all Fund shares held. For the period ended August 31, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

State Street
US Treasury Money Market	$240,945
Prime Money Market	3,433,878

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2004.

Notes to Financial Statements

26

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - August 31, 2004

Insurance

The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2004 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$76,763	$1,091,251
Administration fees	18,645	330,293
Custodian fees	23,273	151,984
Distribution fees	27,638	353,734
Shareholder servicing fees	15,396	272,813
Transfer agent fees	10,387	54,439
Trustees' fees	3,944	35,483
	$176,046	$2,289,997

Beneficial Interest

As of August 31, 2004, the following table includes shareholders (all of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
US Treasury Money Market	1	87.2
Prime Money Market	1	88.3

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) Fiscal Years Ended August 31,
US Treasury Money Market	2004	2003
Proceeds from shares sold	$15,529,844	$11,135,473
Proceeds from reinvestment of distributions	7,181	7,522
Payments for shares redeemed	(15,751,749)	(11,534,250)
Total net increase (decrease)	$(214,724)	$(391,255)
Prime Money Market
Proceeds from shares sold	$143,433,881	$82,304,415
Proceeds from reinvestment of distributions	123,855	102,947
Payments for shares redeemed	(142,257,483)	(77,474,176)
Total net increase (decrease)	$1,300,253	$4,933,186

Notes to Financial Statements

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund (two of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years

OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

32

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110-1707

Fund Management and Service Providers

33

IMMAR-08/04 (42065)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund - Class R

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2004

SSgA Funds

Fixed Income Funds

Annual Report

August 31, 2004

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Fixed Income Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites

SSgA Funds Management, Inc.

President

President's Letter

3

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SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

Invests in:  High quality, investment grade debt instruments including corporate bonds, asset-backed securities, mortgage-backed securities, variable and floating rate notes, and high quality money market instruments maintaining duration of one year or less.

Strategy:  The Fund's managers actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

SSgA Yield Plus Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,128	1.28%
5 Years	$11,761	3.29	%+
10 Years	$15,367	4.39	%+
JP Morgan 3-Month LIBOR
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,124	1.24%
5 Years	$11,740	3.26	%+
10 Years	$15,443	4.44	%+

See related Notes on following page.

Yield Plus Fund

5

SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund posted a return of 1.28% for the year ended in August, nearly flat to its benchmark. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

Structured products, particularly floating rate securities, performed well for the year as investors sought protection from rising rates. These markets offer strong relative value compared to other segments of the fixed income universe, and are emphasized in the Yield Plus Fund.

How is the Fund currently positioned to meet its long-term objective?

The Fund maintains a defensive posture on interest rates and emphasizes investments in structured products. Effective duration (the Fund's price sensitivity to changes in interest rates) remains very short (approximately .15 years) and remains one of the key features of the Fund. If, as many experts believe, monetary policy tightens and interest rate volatility increases, the portfolio is positioned to perform well due to this short duration. 79% of the Fund's assets remain invested in AAA securities, with 13% AA and 8% in single A. Triple B exposure has been reduced to 0%. Portfolio average credit quality remains AA+.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  #  The London Interbank offered rate (LIBOR) is the interest rate offered by a specific group of London Interbanks for US dollar deposits of a stated maturity.

  +  Annualized.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Yield Plus Fund

6

SSgA

Yield Plus Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,005.61	$1,022.13
Expenses Paid During Period *	$2.87	$2.90

* Expenses are equal to the Fund's annualized expense ratio of .57%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Yield Plus Fund

7

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SSgA
Yield Plus Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.7%
Asset-Backed Securities - 59.8%
Access Group, Inc. (Ê) Series 2003-A Class A1 2.090% due 04/25/23	4,971	5,042
ACE Securities Corp. (Ê) Series 2003-FM1 Class A2 1.985% due 11/25/32	2,044	2,046
American Express Credit Account Master Trust (Ê) Series 2000-2 Class A 1.760% due 09/17/07	8,000	8,006
Series 2001-4 Class A 1.730% due 11/17/08	5,000	5,010
Ameriquest Mortgage Securities, Inc. (Ê) Series 2003-AR3 Class A2 1.985% due 10/25/33	2,726	2,732
Series 2004-R1 Class M5 2.815% due 02/25/34	3,000	3,000
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 2.305% due 07/25/32	3,000	3,018
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 2.365% due 09/25/33	3,000	3,026
Series 2004-W2 Class M2 2.865% due 04/25/34	4,000	4,000
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 2.500% due 04/15/33	4,000	4,038
Capital Auto Receivables Asset Trust (Ê) Series 2002-3 Class A4 1.710% due 02/17/09	6,000	6,010
CDC Mortgage Capital Trust (Ê) Series 2003-HE4 Class A2 1.845% due 03/25/34	3,097	3,098
Centex Home Equity (Ê) Series 2002-D Class M1 2.685% due 12/25/32	2,830	2,855
Chase Credit Card Master Trust (Ê) Series 2000-1 Class A 1.770% due 06/15/07	5,000	5,005
Series 2001-2 Class A 1.720% due 09/15/08	4,000	4,007
Series 2003-1 Class A 1.650% due 04/15/08	4,500	4,503
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 2.515% due 11/25/31	3,000	3,026

	Principal Amount ($) or Shares	Market Value $
Chase USA Master Trust (Ê) Series 2000-2 Class A 1.770% due 04/15/09	5,000	4,996
Citibank Credit Card Issuance Trust (Ê) Series 2001-A2 Class A2 1.830% due 02/07/08	9,000	9,016
Series 2001-B2 Class B2 1.880% due 12/10/08	2,000	2,012
CNH Equipment Trust (Ê) Series 2002-B Class A4 1.960% due 04/15/08	4,000	4,021
Countrywide Asset-Backed Certificates Series 2001-1 Class AF5 7.070% due 07/25/31	2,772	2,841
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 2.815% due 12/25/33	2,700	2,700
First USA Credit Card Master Trust (Ê) Series 1997-7 Class A 1.698% due 05/17/07	4,500	4,500
General Electric Business Loan Trust (Ê)(l) Series 2003-2A Class A 1.970% due 11/15/31	4,823	4,837
Series 2004-1 Class B 2.300% due 05/15/32	2,978	2,978
General Electric Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 1.650% due 06/15/10	4,000	4,001
Home Equity Asset Trust (Ê) Series 2003-2 Class A2 1.995% due 08/25/33	2,332	2,337
MBNA Credit Card Master Note Trust (Ê) Series 2001-A3 Class A3 1.710% due 12/15/08	1,800	1,803
MBNA Master Credit Card Trust USA (Ê) Series 2000-G Class A 1.730% due 12/17/07	2,000	2,002
MMCA Automobile Trust (Ê) Series 2002-5 Class B 2.450% due 08/15/09	1,679	1,677
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A Class NOTE 2.000% due 10/15/08	4,800	4,827
Morgan Stanley Dean Witter Capital I (Ê) Series 2003-NC4 Class A4 2.115% due 04/25/33	2,500	2,510

Yield Plus Fund

9

SSgA
Yield Plus Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 1.740% due 01/15/09	5,000	5,014
Nelnet Student Loan Trust (Ê) Series 2002-1 Class A2 1.290% due 05/25/27	4,586	4,642
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 2.115% due 06/25/31	5,000	5,007
Series 2002-KS2 Class MII1 2.265% due 04/25/32	2,500	2,510
Saxon Asset Securities Trust (Ê) Class 2003-3 Class M1 2.265% due 12/25/33	4,000	4,035
SLM Student Loan Trust (Ê) Series 2003-B Class A2 1.920% due 03/15/22	4,000	4,013
SLM Student Loan Trust (Ê)(l) Series 2003-1 Class A5B 1.680% due 12/15/32	8,000	8,001
SMS Student Loan Trust (Ê) Series 1999-B Class A2 1.902% due 04/30/29	6,444	6,423
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 2.535% due 04/25/33	2,000	2,023
Series 2003-BC3 Class M1 2.565% due 04/25/33	5,000	5,063
Series 2003-BC10 Class M2 3.465% due 10/25/33	3,000	3,049
Series 2003-BC13 Class M2 3.365% due 11/25/33	2,700	2,736
Series 2004-4 Class M5 3.065% due 04/25/34	2,440	2,449
Superior Wholesale Inventory Financing Trust (Ê) Series 2000-A Class A 1.730% due 04/15/07	7,500	7,505
WFS Financial Owner Trust (Ê) Series 2003-3 Class A3B 1.860% due 05/20/08	2,350	2,353
		190,303
International Debt - 20.1%
ARMS II (Ê) Series G3 Class A1A 1.800% due 01/10/35	5,343	5,351
Crusade Global Trust (Ê) Series 2003-1 Class A 1.820% due 01/17/34	2,052	2,052
Series 2003-2 Class A 1.720% due 09/18/34	5,038	5,043

	Principal Amount ($) or Shares	Market Value $
Gracechurch Card Funding PLC (Ê) Series 5 Class A1 1.650% due 08/15/08	5,000	5,004
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 1.790% due 07/20/19	7,304	7,319
Holmes Financing PLC (Ê) Series 3 Class 2A 1.760% due 01/15/07	5,000	5,005
Series 1 Class 2A 1.790% due 07/15/07	3,000	3,003
Series 7 Class 2A 1.750% due 01/15/08	5,000	5,005
Medallion Trust (Ê) Series 2002-1G Class A1 1.790% due 04/17/33	4,200	4,200
Permanent Financing PLC (Ê) Series 1 Class 3A 1.530% due 06/10/07	10,000	10,005
Series 5 Class 2A 1.598% due 06/10/11	5,000	5,000
Puma Finance, Ltd. (Ê) Series G3 Class A 1.940% due 08/08/34	3,171	3,176
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 1.520% due 06/05/33	3,715	3,712
		63,875
Mortgage-Backed Securities - 16.6%
Bear Stearns Commercial Mortgage Securities (Ê)(l) Series 2004-ESA Class A2 1.940% due 05/14/16	4,000	4,002
Citigroup Commercial Mortgage Trust (Ê)(l) Series 2004-FL1 Class A2 1.850% due 07/15/18	5,000	5,000
CS First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP - IO 0.781% due 08/15/36	146,408	3,123
Istar Asset Receivables Trust (Ê)(l) Series 2003-1A Class A2 1.990% due 08/28/22	4,537	4,537
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 1.770% due 04/16/19	5,000	5,000
KSL Resorts (Ê)(l) Series 2003-1A Class A 2.150% due 05/15/13	3,000	3,001

Yield Plus Fund

10

SSgA
Yield Plus Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 - IO 1.232% due 04/15/38	45,560	2,113
Residential Accredit Loans, Inc. (Ê) Series 2003-QS13 Class A5 2.265% due 07/25/33	1,978	1,972
Series 2004-QS1 Class A2 2.165% due 01/25/34	2,557	2,557
Residential Asset Securities Corp. Series 2003-KS1 Class A2 1.985% due 01/25/33	4,401	4,410
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 1.965% due 10/25/18	3,610	3,571
Series 2003-A9 Class A3 2.165% due 08/25/33	3,862	3,862
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 1.930% due 06/20/33	171	171
Series 2003-6 Class B1 2.180% due 11/20/33	3,000	3,023
Series 2004-1 Class B1 2.150% due 02/20/34	1,787	1,779
Series 2004-2 Class B2 2.580% due 03/20/34	2,600	2,600
Structured Asset Securities Corp. (Ê) Series 2003-S1 Class M2 3.315% due 08/25/33	2,000	2,028
		52,749
United States Government Agencies - 1.2%
Fannie Mae (Ê) 2.120% due 02/17/06	4,000	3,999
Total Long-Term Investments (cost $310,311)		310,926
Short-Term Investments - 4.7%
Federated Investors Prime Cash Obligation Fund	7,667,677	7,668
General Electric Capital Corp. (Ê) 1.860% due 10/25/04	5,000	5,001
Goldman Sachs Financial Square Funds - Prime Obligations Fund	2,356,279	2,356
Total Short-Term Investments (cost $15,025)		15,025
Total Investments - 102.4% (identified cost $325,336)		325,951
Other Assets and Liabilities Net - (2.4%)		(7,664)
Net Assets - 100.0%		318,287

Portfolio Summary	% of Net Assets
Asset-Backed Securities	59.8
International Debt	20.1
Mortgage-Backed Securities	16.6
United States Government Treasuries	1.2
Short-Term Investments	4.7
Total Investments	102.4
Other Assets and Liabilities	(2.4)
Net Assets	100.0

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

11

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SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond (LBAB) Index.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to match the LBAB's index duration at all times while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

SSgA Bond Market Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,611	6.11%
5 Years	$14,195	7.25	%+
Inception	$16,707	6.17	%+
SSgA Bond Market Fund–Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,617	6.17%
5 Years	$13,920	6.83	%+
Inception	$16,041	5.67	%+
Lehman Brothers Aggregate Bond Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,613	6.13%
5 Years	$14,470	7.67	%+
Inception	$17,427	6.68	%+

See related Notes on following page.

Bond Market Fund

13

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers® Aggregate Bond (LBAB) Index.

How did the Fund's performance over the past 12 months compare to its benchmark?

Through August of 2004, the Fund's institutional class and class R returned 6.11% and 6.17%, respectively compared to the benchmark return of 6.13%. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain, and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Bond Market Fund sector weightings and security selection within these sectors drove the performance for the fund. In general, spread sectors performed well for the twelve month period ending August 31, 2004. Within Mortgage Backed Securities (MBS), securities with 20 and 30 year maturities outperformed securities with15 year maturities while the overall total return for the MBS sector for the period was 5.98%. Overweight positions to Commercial Mortgage Backed Securities (CMBS) contributed to performance as the CMBS sector returned 6.89% for the period, with the return over comparable Treasuries of 1.61% for the sector. Within the Treasury sector, an overweight to Treasury Inflation Protected Securities (TIPS) contributed beneficially to performance for the year as TIPS twelve month return was 10.86% compared to the Treasury sector return of 5.38%. Tactical overweight positions to the Mortgage Backed Securities (MBS) and financing strategies in Government and MBS sectors contributed as well. The Credit sector returned 7.49% for the period with longer maturities outperforming intermediates by as much as 5%. Within the Corporate sector, the outlook for rising rates dampened returns for the financial sector, which returned less than industrials and utilities. The past year can be categorized as one in which interest rate volatility was high while the Fund's risk profile remained very low.

How is the Fund currently positioned to meet its long-term objective?

The Fund is maintaining its current position to seek to take advantage of low risk opportunities in the CMBS and TIPS markets and to take advantage of financing strategies in Government and MBS markets. Additionally, the Fund is slightly overweight to certain triple B corporate issuers.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Bond Market Fund

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on February 7, 1996. Index comparison began February 1, 1996.

  #  The Lehman Brothers Aggregate Bond Index is comprised of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return is comprised of price appreciation/depreciation and income as a percentage of the original investment.

  +  Annualized.

  ‡  Performance for the Bond Market Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average daily net assets for the period May 14, 2004 to August 31, 2004.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

14

SSgA

Bond Market Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,011.32	$1,022.49
Expenses Paid During Period *	$2.53	$2.54

* Expenses are equal to the Fund's annualized expense ratio of .50% , multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,041.77	$1,023.70
Expenses Paid During Period *	$1.33	$1.32

* Expenses are equal to the Fund's annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the period since inception). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

15

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SSgA
Bond Market Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 105.9%
Asset-Backed Securities - 10.0%
American Airlines, Inc. 7.858% due 10/01/11	185	184
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 1.815% due 04/25/34	3,000	3,000
ANRC Auto Owner Trust Series 2001-A Class A4 4.320% due 06/16/08	1,616	1,623
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 1.630% due 10/15/09	3,000	3,001
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 1.925% due 01/25/33	920	921
Centex Home Equity (Ê) Series 2004-B Class AV1 1.815% due 03/25/34	2,628	2,628
Continental Airlines, Inc. 6.545% due 02/02/19	160	151
6.703% due 06/15/21	152	142
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC1 Class A1 1.845% due 04/25/34	2,478	2,478
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 1.865% due 09/25/33	2,385	2,385
GSAMP Trust (Ê) Series 2004-NC1 Class M1 2.165% due 03/25/34	1,885	1,885
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	390	399
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	544
Residential Asset Mortgage Products, Inc. Series 2003-RS7 Class AI3 3.680% due 09/25/27	1,000	1,001
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 1.825% due 04/25/34	2,250	2,246
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 1.925% due 06/25/33	5,266	5,276
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 1.865% due 02/25/34	1,680	1,680

	Principal Amount ($) or Shares	Market Value $
Structured Asset Investment Loan Trust (Ê) Series 2004-2 Class 3A1 1.725% due 03/25/34	1,986	1,986
Series 2004-4 Class M5 3.065% due 04/25/34	1,600	1,606
		33,136
Corporate Bonds and Notes - 19.1%
Abbott Laboratories 5.625% due 07/01/06	300	316
ABN Amro Bank NV 7.550% due 06/28/06	50	54
AEP Texas Central Co. Series E 6.650% due 02/15/33	200	215
Aetna, Inc. 7.875% due 03/01/11	35	41
Alabama Power Co. 5.700% due 02/15/33	50	50
Albertson's, Inc. 7.500% due 02/15/11	50	58
7.450% due 08/01/29	200	227
Alcoa, Inc. 7.375% due 08/01/10	130	152
6.000% due 01/15/12	100	109
Alliance Capital Management, LP 5.625% due 08/15/06	250	263
Alliant Energy Resources, Inc. 7.000% due 12/01/11	75	85
Allstate Corp. (The) 7.200% due 12/01/09	115	132
Alltel Corp. 7.000% due 07/01/12	95	108
Altria Group, Inc. 7.200% due 02/01/07	110	118
7.750% due 01/15/27	100	106
Amerada Hess Corp. 7.375% due 10/01/09	62	70
7.125% due 03/15/33	50	53
American Express Co. 5.500% due 09/12/06	100	105
3.750% due 11/20/07	25	25
American General Finance Corp. Series MTNF 5.875% due 07/14/06	150	158
Series MTNH 5.375% due 10/01/12	50	52
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	93
6.500% due 05/01/42	100	111
AON Corp. 8.205% due 01/01/27	100	114

Bond Market Fund

17

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Apache Corp. 6.250% due 04/15/12	35	39
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
7.000% due 02/01/31	100	117
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	39
Arizona Public Service Co. 6.375% due 10/15/11	85	93
AT&T Wireless Services, Inc. 8.750% due 03/01/31	325	421
Bank of America Corp. 7.125% due 09/15/06	100	108
5.250% due 02/01/07	150	157
7.400% due 01/15/11	760	885
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	44
Bank One Corp. 6.500% due 02/01/06	350	369
6.875% due 08/01/06	120	129
4.125% due 09/01/07	250	256
Bank One NA Series BKNT 5.500% due 03/26/07	125	133
3.700% due 01/15/08	15	15
BankAmerica Corp. 7.200% due 04/15/06	180	193
Bayerische Landesbank 2.500% due 03/30/06	130	130
BB&T Corp. 4.750% due 10/01/12	75	75
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	300	328
2.875% due 07/02/08	150	146
BellSouth Corp. 6.000% due 10/15/11	350	379
Belo Corp. 7.125% due 06/01/07	36	39
Black & Decker Corp. 7.125% due 06/01/11	50	58
Boeing Capital Corp. 6.500% due 02/15/12	400	446
Boston Properties, Inc. 6.250% due 01/15/13	100	108
Bristol-Myers Squibb Co. 4.750% due 10/01/06	250	259
5.750% due 10/01/11	100	107
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	200	225
Campbell Soup Co. 5.875% due 10/01/08	30	32
6.750% due 02/15/11	50	57
5.000% due 12/03/12	50	51

	Principal Amount ($) or Shares	Market Value $
Capital One Bank Series BKNT 6.875% due 02/01/06	150	159
5.750% due 09/15/10	100	106
Cardinal Health, Inc. 6.750% due 02/15/11	65	70
Caterpillar, Inc. 7.300% due 05/01/31	200	245
Cendant Corp. 6.875% due 08/15/06	50	54
6.250% due 03/15/10	100	109
CenterPoint Energy Houston Electric LLC Series M2 5.750% due 01/15/14	100	106
Centex Corp. 4.750% due 01/15/08	50	51
5.130% due 10/01/13	50	49
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	58
Charter One Bank FSB 6.375% due 05/15/12	50	55
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	240	271
Cincinnati Gas & Electric 5.700% due 09/15/12	50	53
Cingular Wireless LLC 5.625% due 12/15/06	50	53
CIT Group, Inc. 6.500% due 02/07/06	200	211
5.750% due 09/25/07	150	160
7.750% due 04/02/12	175	206
Citigroup, Inc. 5.500% due 08/09/06	1,550	1,628
Clear Channel Communications, Inc. 7.650% due 09/15/10	250	286
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	250	270
6.125% due 08/15/11	150	165
8.500% due 02/01/22	20	26
Comcast Cable Communications 6.375% due 01/30/06	100	105
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	475	574
Computer Sciences Corp. 6.750% due 06/15/06	60	64
ConAgra Foods, Inc. 6.750% due 09/15/11	375	421
Consolidated Edison Co. of New York 4.875% due 02/01/13	110	111

Bond Market Fund

18

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 97-B 6.450% due 12/01/07	60	65
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	300	327
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	136
Consumers Energy Co. Series B 5.375% due 04/15/13	200	204
Cooper Industries, Inc. 5.500% due 11/01/09	23	25
Cooper Tire & Rubber Co. 7.750% due 12/15/09	40	46
Coors Brewing Co. 6.375% due 05/15/12	80	88
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	140	147
Series MTNK 5.500% due 02/01/07	240	253
COX Communications, Inc. 3.875% due 10/01/08	100	97
7.125% due 10/01/12	110	118
5.500% due 10/01/15	50	47
Credit Suisse First Boston USA, Inc. 6.125% due 11/15/11	200	218
5.875% due 08/01/06	500	528
CRH America, Inc. 6.950% due 03/15/12	200	227
CSX Corp. 6.750% due 03/15/11	150	166
6.300% due 03/15/12	225	243
DaimlerChrysler NA Holding Corp. 6.400% due 05/15/06	830	877
4.750% due 01/15/08	100	103
8.500% due 01/18/31	100	122
Deere & Co. 7.850% due 05/15/10	32	38
Delphi Corp. 6.550% due 06/15/06	75	79
Deluxe Corp. 5.000% due 12/15/12	50	50
Deutsche Bank Financial, Inc. 6.700% due 12/13/06	75	81
7.500% due 04/25/09	75	87
Devon Financing Corp. ULC 6.875% due 09/30/11	150	169
Dominion Resources, Inc. Series B 6.250% due 06/30/12	170	184

	Principal Amount ($) or Shares	Market Value $
Donaldson Lufkin & Jenrette, Inc. 6.875% due 11/01/05	200	210
Dow Chemical Co. (The) 5.750% due 12/15/08	200	214
DTE Energy Co. 6.450% due 06/01/06	85	90
Series A 6.650% due 04/15/09	63	69
Duke Energy Corp. 6.250% due 01/15/12	225	243
5.300% due 10/01/15	100	102
Duke Energy Field Services LLC 5.750% due 11/15/06	200	210
Eastman Chemical Co. 7.000% due 04/15/12	80	91
Eastman Kodak Co. Series MTNA 3.625% due 05/15/08	30	29
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	170
Eli Lilly & Co. 6.000% due 03/15/12	125	138
Emerson Electric Co. 5.000% due 12/15/14	100	102
EOP Operating, LP 7.750% due 11/15/07	200	224
7.000% due 07/15/11	100	112
7.875% due 07/15/31	40	46
Equitable Life Assurance Society USA (l) 7.700% due 12/01/15	215	256
ERP Operating, LP 6.625% due 03/15/12	75	83
Exelon Generation Co. LLC 6.950% due 06/15/11	200	225
FedEx Corp. Pass-through Certificate Series 981A 6.720% due 01/15/22	402	453
Federated Department Stores 6.625% due 04/01/11	50	56
7.450% due 07/15/17	75	88
FedEx Corp. 7.250% due 02/15/11	100	115
First Data Corp. 3.375% due 08/01/08	200	199
Firstar Bank NA 7.125% due 12/01/09	410	472
FleetBoston Financial Corp. 7.250% due 09/15/05	130	136
4.875% due 12/01/06	60	63
3.850% due 02/15/08	150	152
6.875% due 01/15/28	25	28
6.700% due 07/15/28	100	109

Bond Market Fund

19

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
Florida Power & Light Co. 4.850% due 02/01/13		105	107
Ford Motor Co. 7.450% due 07/16/31		525	515
Ford Motor Credit Co. 6.875% due 02/01/06		50	53
5.800	% due 01/12/09	350	361
7.375	% due 10/28/09	750	821
7.375	% due 02/01/11	240	260
7.000	% due 10/01/13	300	315
FPL Group Capital, Inc. 7.625% due 09/15/06		75	82
Franklin Resources, Inc. 3.700% due 04/15/08		25	25
Gannett Co., Inc. 6.375% due 04/01/12		100	111
GE Global Insurance Holding Corp. 7.750% due 06/15/30		500	589
General Dynamics Corp. 2.125% due 05/15/06		25	25
4.250	% due 05/15/13	60	58
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07		250	274
5.875	% due 02/15/12	250	271
6.000	% due 06/15/12	150	164
6.750	% due 03/15/32	1,000	1,136
General Mills, Inc. 3.875% due 11/30/075051 6.000% due 02/15/12		100	108
General Motors Acceptance Corp. 6.875% due 08/28/12		660	684
General Motors Corp. 7.125% due 07/15/13		250	261
8.375	% due 07/15/33	400	425
Gillette Co. (The) 2.875% due 03/15/08		50	49
Golden West Financial Corp. 4.750% due 10/01/12		40	40
Goldman Sachs Group, Inc. 6.125% due 02/15/33		100	100
Goodrich Corp. 7.625% due 12/15/12		15	17
GTE North, Inc. Series D 6.900% due 11/01/08		250	278
Harrah's Operating Co., Inc. 7.500% due 01/15/09		70	78
Hartford Financial Services Group, Inc. 2.375% due 06/01/06		30	30
4.700	% due 09/01/07	50	52

	Principal Amount ($) or Shares	Market Value $
Hartford Life, Inc. 7.375% due 03/01/31	30	36
Hewlett-Packard Co. 3.625% due 03/15/08	100	101
HJ Heinz Co. 6.375% due 07/15/28	10	11
HJ Heinz Finance Co. 6.750% due 03/15/32	110	126
Honeywell International, Inc. 6.875% due 10/03/05	55	58
5.125% due 11/01/06	135	141
Household Finance Corp. 6.500% due 01/24/06	405	427
6.875% due 03/01/07	100	109
4.625% due 01/15/08	25	26
8.000% due 07/15/10	250	296
6.375% due 08/01/10	80	88
6.750% due 05/15/11	250	281
7.000% due 05/15/12	100	114
7.350% due 11/27/32	50	59
IAC/InterActiveCorp 7.000% due 01/15/13	20	22
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	100	106
International Business Machines Corp. 4.875% due 10/01/06	75	78
4.750% due 11/29/12	150	152
5.875% due 11/29/32	150	154
International Lease Finance Corp. 5.750% due 10/15/06	200	212
4.350% due 09/15/08	250	255
International Paper Co. 6.750% due 09/01/11	290	322
John Deere Capital Corp. 3.900% due 01/15/08	250	254
7.000% due 03/15/12	150	173
Johnson & Johnson 3.800% due 05/15/13	90	86
Johnson Controls, Inc. 4.875% due 09/15/13	200	204
JPMorgan Chase & Co. 5.250% due 05/30/07	200	211
7.875% due 06/15/10	600	706
6.625% due 03/15/12	50	56
Kellogg Co. Series B 7.450% due 04/01/31	180	220
Kerr-McGee Corp. 6.875% due 09/15/11	120	133

Bond Market Fund

20

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Key Bank National Association Series BKNT 7.000% due 02/01/11	225	253
5.700% due 08/15/12	25	26
KeySpan Corp. 6.150% due 06/01/06	400	422
KFW International Finance Series DTC 4.750% due 01/24/07	500	524
Kimberly-Clark Corp. 5.625% due 02/15/12	100	108
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	39
7.125% due 03/15/12	53	60
7.400% due 03/15/31	100	111
Kinder Morgan, Inc. 6.500% due 09/01/12	145	158
7.250% due 03/01/28	40	44
Kohl's Corp. 6.000% due 01/15/33	25	25
Kraft Foods, Inc. 4.625% due 11/01/06	365	377
5.625% due 11/01/11	150	159
Kroger Co. (The) 7.800% due 08/15/07	20	22
6.800% due 04/01/11	325	364
Lehman Brothers Holdings, Inc. 6.625% due 02/05/06	100	105
6.250% due 05/15/06	650	687
6.625% due 01/18/12	100	112
Lenfest Communications, Inc. 8.375% due 11/01/05	210	223
Lennar Corp. 5.950% due 03/01/13	100	105
Liberty Media Corp. 3.500% due 09/25/06	100	100
5.700% due 05/15/13	100	99
8.250% due 02/01/30	100	112
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	200	217
Lockheed Martin Corp. 7.650% due 05/01/16	260	314
8.500% due 12/01/29	110	144
Lowe's Cos., Inc. 8.250% due 06/01/10	85	103
Mack-Cali Realty, LP 7.250% due 03/15/09	50	56
Marathon Oil Corp. 6.800% due 03/15/32	100	110
Marsh & McLennan Cos., Inc. 5.375% due 03/15/07	225	238

	Principal Amount ($) or Shares	Market Value $
Masco Corp. 5.875% due 07/15/12	75	81
May Department Stores Co. (The) 8.750% due 05/15/29	50	63
MBNA America Bank NA 6.625% due 06/15/12	150	166
MBNA Corp. 6.250% due 01/17/07	125	133
6.125% due 03/01/13	100	107
McDonald's Corp. Series MTNG 5.375% due 04/30/07	175	185
MeadWestvaco Corp. 6.850% due 04/01/12	175	194
Mellon Funding Corp. 4.875% due 06/15/07	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	74
6.400% due 03/01/28	50	56
Merrill Lynch & Co., Inc. 7.375% due 05/15/06	300	325
6.000% due 02/17/09	100	108
Series MTNB 4.000% due 11/15/07	350	356
Metlife, Inc. 5.375% due 12/15/12	46	48
Monsanto Co. 4.000% due 05/15/08	45	45
Mony Group, Inc. 7.450% due 12/15/05	25	26
Morgan Stanley 5.800% due 04/01/07	500	533
6.600% due 04/01/12	400	447
7.250% due 04/01/32	100	118
Motorola, Inc. 8.000% due 11/01/11	125	148
National City Bank 4.625% due 05/01/13	65	64
National City Bank of Indiana 4.250% due 07/01/18	100	91
National City Corp. 6.875% due 05/15/19	100	115
National Rural Utilities Cooperative Finance 6.000% due 05/15/06	40	42
5.750% due 08/28/09	100	107
Series MTNC 7.250% due 03/01/12	250	289
NB Capital Trust IV 8.250% due 04/15/27	65	76
New England Telephone & Telegraph 7.875% due 11/15/29	100	120

Bond Market Fund

21

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
New Plan Excel Realty Trust 5.875% due 06/15/07	15	16
News America Holdings 9.250% due 02/01/13	150	193
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	110	126
Nisource Finance Corp. 7.625% due 11/15/05	115	122
6.150% due 03/01/13	100	107
Norfolk Southern Corp. 7.800% due 05/15/27	67	81
7.250% due 02/15/31	70	81
Northrop Grumman Corp. 7.125% due 02/15/11	250	287
Occidental Petroleum Corp. 6.750% due 01/15/12	135	153
Ocean Energy, Inc. 4.375% due 10/01/07	25	26
Ohio Power Co. Series F 5.500% due 02/15/13	100	104
Oncor Electric Delivery Co. 6.375% due 05/01/12	100	110
7.000% due 09/01/22	10	11
7.000% due 05/01/32	100	113
7.250% due 01/15/33	70	81
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	113
7.375% due 12/15/14	255	280
8.625% due 02/01/22	75	86
PennzEnergy Co. 10.125% due 11/15/09	175	215
Pepco Holdings, Inc. 6.450% due 08/15/12	100	108
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	65
Pfizer, Inc. 3.300% due 03/02/09	75	74
Pharmacia Corp. 6.600% due 12/01/28	100	114
PHH Corp. 7.125% due 03/01/13	100	114
Pioneer Natural Resources Co. 5.875% due 07/15/16	50	52
Pitney Bowes, Inc. 4.625% due 10/01/12	75	76
PNC Funding Corp. 7.500% due 11/01/09	445	515
PPL Electric Utilities Corp. 6.250% due 08/15/09	150	165

	Principal Amount ($) or Shares	Market Value $
Praxair, Inc. 6.375% due 04/01/12	70	78
Procter & Gamble - Esop Series A 9.360% due 01/01/21	100	134
Procter & Gamble Co. 4.750% due 06/15/07	50	52
6.875% due 09/15/09	30	34
Progress Energy, Inc. 6.750% due 03/01/06	25	26
5.850% due 10/30/08	100	107
7.100% due 03/01/11	275	310
Progressive Corp. (The) 6.250% due 12/01/32	20	21
Prologis 5.500% due 03/01/13	40	41
PSEG Power LLC 6.875% due 04/15/06	200	212
7.750% due 04/15/11	10	12
PSI Energy, Inc. 7.850% due 10/15/07	40	45
5.000% due 09/15/13	100	100
Public Service Co. of Colorado 7.875% due 10/01/12	95	115
Series 15 5.500% due 04/01/14	100	105
Public Service Co. of New Mexico 4.400% due 09/15/08	25	25
Public Service Electric & Gas Series MTNC 5.375% due 09/01/13	100	104
Pulte Homes, Inc. 7.875% due 08/01/11	80	93
Quest Diagnostics 6.750% due 07/12/06	20	21
Radian Group, Inc. 5.625% due 02/15/13	50	52
Raytheon Co. 6.550% due 03/15/10	12	13
Reed Elsevier Capital, Inc. 6.125% due 08/01/06	200	212
Regions Bank Series BKNT 2.900% due 12/15/06	200	200
Republic Services, Inc. 7.125% due 05/15/09	30	34
Rohm & Haas Co. 7.850% due 07/15/29	50	63
Safeco Corp. 4.875% due 02/01/10	75	77

Bond Market Fund

22

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Safeway, Inc. 4.800% due 07/16/07	10	10
6.500% due 03/01/11	275	301
5.800% due 08/15/12	25	26
Sara Lee Corp. 6.250% due 09/15/11	50	56
6.125% due 11/01/32	20	21
SBC Communications, Inc. 5.750% due 05/02/06	750	787
Sempra Energy 7.950% due 03/01/10	80	94
Simon Property Group, LP 6.375% due 11/15/07	160	174
7.125% due 02/09/09	65	73
SLM Corp. Series MTNA 5.625% due 04/10/07	40	42
5.125% due 08/27/12	100	102
5.000% due 10/01/13	150	150
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	140	149
Sprint Capital Corp. 7.125% due 01/30/06	600	636
6.375% due 05/01/09	170	186
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	116
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	195
Supervalu, Inc. 7.500% due 05/15/12	35	40
Tampa Electric Co. 6.375% due 08/15/12	85	92
Target Corp. 6.350% due 11/01/32	200	219
Target Corp. 7.500% due 08/15/10	120	141
Temple-Inland, Inc. 7.875% due 05/01/12	35	41
Textron Financial Corp. 5.875% due 06/01/07	50	54
6.000% due 11/20/09	95	105
Time Warner, Inc. 6.875% due 05/01/12	220	245
7.625% due 04/15/31	580	662
Tosco Corp. 8.125% due 02/15/30	200	260
Toyota Motor Credit Corp. 2.800% due 01/18/06	25	25
5.500% due 12/15/08	100	107

	Principal Amount ($) or Shares	Market Value $
Travelers Property Casualty Corp. 6.375% due 03/15/33	25	25
Tyson Foods, Inc. 8.250% due 10/01/11	125	147
UFJ Bank, Ltd. 7.400% due 06/15/11	150	171
Unilever Capital Corp. 7.125% due 11/01/10	175	203
Union Oil Co. Of California 5.050% due 10/01/12	35	36
7.500% due 02/15/29	35	41
Union Pacific Corp. 6.125% due 01/15/12	300	324
Union Planters Bank NA 5.125% due 06/15/07	70	74
United Technologies Corp. 6.100% due 05/15/12	175	193
Univision Communications, Inc. 2.875% due 10/15/06	100	99
3.875% due 10/15/08	100	100
US Bancorp Series MTNN 5.100% due 07/15/07	100	105
US Bank National Association 6.300% due 07/15/08	50	55
USX Corp. 6.850% due 03/01/08	30	33
Valero Energy Corp. 6.875% due 04/15/12	125	139
Verizon 6.500% due 09/15/11	100	110
Verizon Global Funding Corp. 6.750% due 12/01/05	600	632
6.875% due 06/15/12	140	158
Verizon Wireless Capital LLC 5.375% due 12/15/06	135	142
Viacom, Inc. 6.400% due 01/30/06	100	105
7.875% due 07/30/30	100	122
Virginia Electric and Power Co. Series A 5.375% due 02/01/07	165	173
Vornado Realty, LP 5.625% due 06/15/07	20	21
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	325	383
Wachovia Corp. 4.950% due 11/01/06	485	506
Wal-Mart Stores, Inc. 6.875% due 08/10/09	350	398
7.250% due 06/01/13	300	356

Bond Market Fund

23

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Walt Disney Co. 7.000% due 03/01/32	350	390
Washington Mutual, Inc. 5.625% due 01/15/07	175	185
4.375% due 01/15/08	150	154
Waste Management, Inc. 7.375% due 08/01/10	225	259
Wells Fargo Bank NA 6.450% due 02/01/11	200	225
Weyerhaeuser Co. 6.125% due 03/15/07	500	535
5.950% due 11/01/08	150	162
Wisconsin Energy Corp. 6.500% due 04/01/11	80	89
Wyeth 6.950% due 03/15/11	225	248
Zions BanCorp. 6.000% due 09/15/15	25	26
		63,437
International Debt - 7.1%
Abbey National PLC 7.950% due 10/26/29	180	227
ACE, Ltd. 6.000% due 04/01/07	150	160
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	47
Alcan, Inc. 4.500% due 05/15/13	100	98
Anadarko Finance Co. Series B 6.750% due 05/01/11	300	339
Apache Finance Canada Corp. 7.750% due 12/15/29	45	57
ARMS II (Ê) Series 2004-G3 Class A1A 1.800% due 01/10/35	5,343	5,351
Asian Development Bank 4.875% due 02/05/07	400	419
Banco Santander Santiago Chile SA 7.375% due 07/18/12	100	114
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	96
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	250	252
British Telecommunications PLC 7.875% due 12/15/05	225	240
8.375% due 12/15/10	100	120
8.875% due 12/15/30	225	292
Burlington Resources Finance Co. 5.600% due 12/01/06	115	121
7.200% due 08/15/31	100	117

	Principal Amount ($) or Shares	Market Value $
Canada Government International Bond 6.750% due 08/28/06	300	324
Canadian National Railway Co. 4.400% due 03/15/13	50	49
6.900% due 07/15/28	40	45
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	156
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	56
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	66
3.375% due 02/15/08	100	100
Chile Government International Bond 6.875% due 04/28/09	100	113
5.500% due 01/15/13	65	68
Coca-Cola HBC Finance BV 5.500% due 09/17/15	25	26
Conoco Funding Co. 5.450% due 10/15/06	250	263
6.350% due 10/15/11	300	335
Corp Andina de Fomento CAF Series EXCH 6.875% due 03/15/12	230	256
Deutsche Telekom International Finance BV 8.500% due 06/15/10	100	120
8.750% due 06/15/30	300	385
Diageo Capital PLC 7.250% due 11/01/09	150	173
Domtar, Inc. 7.875% due 10/15/11	275	318
European Investment Bank 4.625% due 03/01/07	475	495
3.000% due 06/16/08	100	100
Series DTC 5.625% due 01/24/06	300	314
Export Development Canada 2.750% due 12/12/05	100	101
Falconbridge, Ltd. 7.350% due 06/05/12	25	28
Finland Government International Bond 5.875% due 02/27/06	220	231
France Telecom 8.200% due 03/01/06	275	295
9.500% due 03/01/31	225	296
Grupo Televisa SA 8.000% due 09/13/11	200	226
Hanson Australia Pty, Ltd. 5.250% due 03/15/13	100	101
HSBC Holdings PLC 7.500% due 07/15/09	325	375

Bond Market Fund

24

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hydro Quebec Series GH 8.250% due 04/15/26	150	203
Series HH 8.500% due 12/01/29	150	212
Inco, Ltd. 7.200% due 09/15/32	15	17
Instituto de Credito Oficial 4.625% due 11/29/06	100	105
Inter-American Development Bank 5.375% due 01/18/06	150	156
4.375% due 09/20/12	175	177
International Bank for Reconstruction & Development 4.375% due 09/28/06	550	569
7.625% due 01/19/23	100	130
8.875% due 03/01/26	300	438
International Finance Corp. 4.750% due 04/30/07	225	236
Israel Government International Bond 4.625% due 06/15/13	60	58
Italy Government International Bond 3.625% due 09/14/07	25	25
5.625% due 06/15/12	355	386
6.875% due 09/27/23	750	884
Korea Development Bank 5.250% due 11/16/06	150	157
5.750% due 09/10/13	200	211
Kowloon Canton Railway Corp. 8.000% due 03/15/10	230	274
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	140	141
Malaysia Government International Bond 7.500% due 07/15/11	325	381
Mexico Government International Bond 9.875% due 02/01/10	745	925
8.375% due 01/14/11	410	483
5.875% due 01/15/14	200	202
8.300% due 08/15/31	150	172
MTR Corp. 7.500% due 02/04/09	80	92
National Westminster Bank PLC 7.375% due 10/01/09	20	23
Nordic Investment Bank 2.750% due 01/11/06	150	151
Norsk Hydro ASA 7.250% due 09/23/27	50	59
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	194

	Principal Amount ($) or Shares	Market Value $
Petrobras International Finance Co. 9.750% due 07/06/11	51	59
Petro-Canada 4.000% due 07/15/13	50	47
5.350% due 07/15/33	100	90
Poland Government International Bond 6.250% due 07/03/12	85	94
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	44
Province of British Columbia 4.625% due 10/03/06	50	52
Province of Manitoba Canada 4.250% due 11/20/06	100	103
Province of Quebec 5.750% due 02/15/09	250	271
Quebecor World Capital Corp. 6.125% due 11/15/13	100	99
Republic of Korea 8.875% due 04/15/08	270	318
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	34
Royal Bank of Scotland Group PLC 5.000% due 10/01/14	100	101
Royal KPN NV 8.000% due 10/01/10	250	297
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	200	235
SMBC International Finance NV 8.500% due 06/15/09	70	82
South Africa Government International Bond 7.375% due 04/25/12	350	392
Telefonica Europe BV 7.750% due 09/15/10	225	266
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	95
Transocean, Inc. 7.500% due 04/15/31	100	119
Vodafone Group PLC 5.000% due 12/16/13	100	101
		23,534
Mortgage-Backed Securities - 41.9%
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	882	917
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	2,500	2,672

Bond Market Fund

25

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31	909	951
Fannie Mae 30 Year TBA (Í) 6.00%	2,200	2,278
6.000% due 2009	21	22
6.000% due 2011	23	25
5.500% due 2014	30	31
6.500% due 2014	1,035	1,101
7.500% due 2015	124	132
6.000% due 2016	216	227
6.500% due 2016	1,127	1,199
5.500% due 2017	1,075	1,114
4.500% due 2018	4,888	4,897
5.500% due 2018	902	937
4.000% due 2019	1,500	1,467
4.500% due 2019	3,471	3,473
5.000% due 2019	6,061	6,188
5.500% due 2019	929	963
8.000% due 2023	1	1
5.000% due 2024	2,421	2,440
5.500% due 2024	2,398	2,466
9.000% due 2025	983	1,105
9.000% due 2026	8	9
7.500% due 2027	376	405
6.000% due 2028	31	33
6.000% due 2029	13	13
7.000% due 2029	6	7
6.000% due 2030	19	20
7.500% due 2030	9	10
8.000% due 2031	357	387
8.500% due 2031	246	268
6.500% due 2032	1,797	1,893
4.500% due 2033	6,282	6,062
5.500% due 2033	4,673	4,759
6.000% due 2033	1,429	1,482
5.000% due 2034	1,971	1,958
5.500% due 2034	8,004	8,140
Federal Home Loan Mortgage Corp. 30 Year TBA (Í) 6.00%	10,400	10,750
Freddie Mac 30 Year TBA (Í) 5.50%	1,700	1,727
9.000% due 2010	41	44
6.000% due 2011	6	6
8.000% due 2011	7	8
7.000% due 2012	231	245
7.000% due 2013	2,154	2,285
6.000% due 2016	277	291
7.000% due 2016	412	437
6.000% due 2017	3,940	4,142
5.000% due 2019	6,890	7,026
7.000% due 2019	223	236
8.500% due 2025	3	3
7.000% due 2028	1,053	1,126

	Principal Amount ($) or Shares	Market Value $
7.500% due 2028	608	656
6.500% due 2029	426	449
7.000% due 2030	17	18
7.000% due 2031	362	386
6.500% due 2032	1,540	1,625
6.500% due 2033	2,730	2,873
7.000% due 2033	814	869
5.000% due 2034	8,570	8,509
5.500% due 2034	6,934	7,055
6.500% due 2034	2,189	2,304
Ginnie Mae I 8.000% due 2008	17	18
8.000% due 2012	256	271
10.000% due 2013	5	6
10.000% due 2014	1	1
7.500% due 2022	2	2
7.000% due 2023	278	299
7.500% due 2023	2	2
6.500% due 2024	7	8
7.500% due 2024	98	106
8.500% due 2025	19	21
7.500% due 2027	32	35
6.500% due 2028	71	75
7.000% due 2028	57	61
7.500% due 2028	101	109
8.500% due 2028	234	255
7.500% due 2029	49	52
8.000% due 2029	83	90
8.500% due 2029	6	6
7.500% due 2030	115	124
8.000% due 2030	194	213
8.500% due 2030	95	104
7.000% due 2031	473	506
6.000% due 2032	89	93
6.500% due 2032	1,540	1,628
7.000% due 2032	1,342	1,434
7.500% due 2032	58	63
5.000% due 2033	2,799	2,797
6.000% due 2034	935	972
5.500% due 2034	1,634	1,667
6.000% due 2034	383	398
GMAC Commercial Mortgage Securities, Inc. Series 1998-C1 Class A1 6.411% due 05/15/30	371	376
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class A2 5.161% due 10/12/37	3,000	3,134
Series 2004-C1 Class A2 4.302% due 01/15/38	1,500	1,492
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 1.770% due 04/16/19	4,000	4,000
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 01/15/10	2,960	3,485

Bond Market Fund

26

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	424
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,498
		138,947
Municipal Bonds - 0.2%
State of Illinois General Obligation Unlimited 5.100% due 06/01/33	500	473
United States Government Agencies - 4.6%
Fannie Mae 6.125% due 03/15/12	4,500	5,022
Zero coupon due 10/09/19	2,800	1,203
Fannie Mae (Ê) 1.370% due 02/24/06	3,500	3,500
Financing Corp. 9.400% due 02/08/18	500	716
Freddie Mac 6.750% due 03/15/31	650	768
6.250% due 07/15/32	1,000	1,114
Freddie Mac (Ê) 1.620% due 11/23/05	3,000	3,000
		15,323
United States Government Treasuries - 23.0%
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	1,174	1,291
United States Treasury Notes 2.250% due 04/30/06	250	250
2.500% due 05/31/06	183	184
2.750% due 07/31/06	6,133	6,176
2.375% due 08/31/06	9,100	9,103
2.625% due 11/15/06	4,000	4,012
2.250% due 02/15/07	6,560	6,512
2.750% due 08/15/07	8,110	8,177
3.000% due 02/15/08	4,075	4,090
3.250% due 08/15/08	1,000	1,007
4.000% due 06/15/09	2,800	2,888
3.500% due 08/15/09	6,925	6,994
4.250% due 08/15/14	5,000	4,995
7.250% due 05/15/16	700	880
8.125% due 08/15/19	1,995	2,726
8.750% due 05/15/20	1,700	2,453
8.125% due 05/15/21	3,545	4,893
8.125% due 08/15/21	2,170	2,999
6.250% due 08/15/23	3,015	3,502

	Principal Amount ($) or Shares	Market Value $
5.375% due 02/15/31	2,880	3,066
		76,198
Total Long-Term Investments (cost $342,476)		351,048
Options Purchased - 0.0% (Number of Contracts)
	Notional Amount	$
Eurodollar Futures Dec 2004 98.13 Call (55)	13,492	4
Dec 2004 97.63 Put (55)	13,423	6
Total Options Purchased (cost $17)		10
	Principal Amount ($) or Shares
Short-Term Investments - 17.5%
Amsterdam Funding Corp. (ç)(ÿ) 1.530% due 09/21/04	10,000	9,992
Barton Capital Corp. Discount Note (ç)(ÿ) 1.520% due 09/17/04	7,000	6,995
Freddie Mac 9.000% due 12/01/04	1	1
9.000% due 08/01/05	10	10
GIRO Balanced Funding (ç)(ÿ) 1.570% due 09/27/04	14,000	13,984
Federated Investors Prime Cash Obligation Fund (§)	4,636,013	4,636
Receivables Capital Corp. (ç)(ÿ) 1.550% due 09/24/04	14,000	13,986
United States Treasury Bill (ç)(ÿ)(§) 1.403% due 11/04/04	400	399
Yorktown Capital, LLC (ç)(ÿ) 1.530% due 09/10/04	8,000	7,997
Total Short-Term Investments (cost $58,000)		58,000
Total Investments - 123.4% (identified cost $400,493)		409,058
Other Assets and Liabilities Net - (23.4%)		(77,558)
Net Assets - 100.0%		331,500

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

27

SSgA
Bond Market Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 09/04 (15)	3,680	6
expiration date 12/04 (15)	3,668	12
expiration date 03/05 (15)	3,659	20
expiration date 06/05 (15)	3,650	26
5 Year Interest Rate Swap Futures expiration date 09/04 (75)	8,248	125
10 Year Interest Rate Swap Futures expiration date 09/04 (55)	6,114	75
United States Treasury 5 Year Notes expiration date 09/04 (132)	14,720	75
Short Positions
United States Treasury 10 Year Notes expiration date 09/04 (120)	13,616	(210)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		129

Portfolio Summary	% of Net Assets

Asset-Backed Securities	10.0
Corporate Bonds and Notes	19.1
International Debt	7.1
Mortgage-Backed Securities	41.9
Municipal Bonds	0.2
United States Government Agencies	4.6
United States Government Treasuries	23.0
Short-Term Investments	17.5
Total Investments	123.4
Other Assets and Liabilities	(23.4)
Net Assets	100.0
Futures Contracts	-*

* Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

28

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Lehman Brothers Intermediate Government/Credit Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.

SSgA Intermediate Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,493	4.93%
5 Years	$13,872	6.76	%+
10 Years	$18,905	6.57	%+
Lehman Brothers Intermediate
Government/Credit Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,507	5.07%
5 Years	$14,218	7.29	%+
10 Years	$19,633	6.98	%+

See related Notes on following page.

Intermediate Fund

29

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund posted a return of 4.93% for the year ended August 31, 2004 compared to the benchmark return of 5.07%. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

For the Intermediate Fund, sector weightings and security selection within these sectors drove the performance for the Fund. In general, spread sectors performed well for the twelve month period ending August 2004. Within the Lehman Intermediate Government/Credit Index, sectors are divided into Treasury and Agency securities representing nearly 60%, while the Credit sector is close to 40%. The Intermediate Fund was underweight to the Treasury and Agency sectors, and overweight positions to Commercial Mortgage Backed Securities (CMBS) and Asset Backed Securities (ABS). Yearly excess returns (return over comparable Treasuries) for the CMBS and ABS sectors were 1.61% and 1.67%, respectively. Within the Treasury sector, an overweight to Treasury Inflation Protected Securities (TIPS) contributed to performance for the year as TIPS returned 10.86% over the twelve month period compared to the Treasury sector return of 5.38%. Also, the Fund holds positions in Treasury futures rather than specific Treasury securities to represent exposure to the sector, with resulting cash invested in short term money market securities. The Intermediate Credit sector returned 6.38% for the period. Within the Intermediate Corporate sector, the outlook for rising rates dampened returns for the financial sector, which returned less than industrials and utilities. The past year can be categorized as one in which interest rate volatility was high while the Fund's risk profile remained low.

How is the Fund currently positioned to meet its long-term objective?

The Fund is maintaining its current position to seek to take advantage of low risk opportunities in the CMBS and TIPS markets and to take advantage of financing strategies in Government and MBS markets. Additionally, the Fund is slightly overweight to certain triple B corporate issuers.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  #  The Lehman Brothers Intermediate Government/Credit Index is comprised of all bonds covered by the Lehman Brothers Government/Credit Index with maturities between one and 9.99 years.

  +  Annualized.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Intermediate Fund

30

SSgA

Intermediate Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,006.14	$1,021.98
Expenses Paid During Period *	$3.03	$3.05

* Expenses are equal to the Fund's annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund

31

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 85.3%
Asset-Backed Securities - 9.2%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 1.815% due 04/25/34	1,000	1,000
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 1.630% due 10/15/09	1,000	1,000
Centex Home Equity (Ê) Series 2004-B Class AV1 1.815% due 03/25/34	876	876
Citibank Credit Card Issuance Trust Series 2002-A1 Class A1 4.950% due 02/09/09	500	523
Citibank Credit Card Master Trust I Series 1999-5 Class A 6.100% due 05/15/08	500	529
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC1 Class A1 1.845% due 04/25/34	826	826
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 1.865% due 09/25/33	795	795
Daimler Chrysler Auto Trust Series 2002-A Class A4 4.490% due 10/06/08	500	508
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	264
Ford Credit Auto Owner Trust Series 2002-C Class A4 3.790% due 09/15/06	500	506
GSAMP Trust (Ê) Series 2004-NC1 Class M1 2.165% due 03/25/34	788	788
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	270	276
MBNA Master Credit Card Trust USA Series 2000-I Class A 6.900% due 01/15/08	500	522
Residential Asset Securities Corp. Series 2002-KS4 Class AI3 4.590% due 10/25/26	71	71
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 1.825% due 04/25/34	750	749
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 1.925% due 06/25/33	2,168	2,172

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 1.865% due 02/25/34	561	561
Structured Asset Investment Loan Trust (Ê) Series 2004-2 Class 3A1 1.725% due 03/25/34	662	662
Series 2004-4 Class M5 3.065% due 04/25/34	65	65
		12,693
Corporate Bonds and Notes - 29.3%
360 Communications Co. 7.500% due 03/01/06	8	9
ABN Amro Bank NV 7.550% due 06/28/06	100	108
Aetna, Inc. 7.375% due 03/01/06	38	41
Aflac, Inc. 6.500% due 04/15/09	17	19
Albertson's, Inc. 7.500% due 02/15/11	150	174
Alcoa, Inc. 7.375% due 08/01/10	80	93
Alliance Capital Management, LP 5.625% due 08/15/06	100	105
Alliant Energy Resources, Inc. 7.000% due 12/01/11	50	57
Allstate Corp. (The) 7.200% due 12/01/09	90	104
6.125% due 02/15/12	72	79
Alltel Corp. 7.000% due 07/01/12	40	45
Amerada Hess Corp. 6.650% due 08/15/11	150	165
American Express Co. 5.500% due 09/12/06	90	95
3.750% due 11/20/07	40	41
4.875% due 07/15/13	30	30
American General Finance Corp. Series MTNF 5.875% due 07/14/06	50	53
Series MTNH 5.375% due 10/01/12	190	198
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	104
Apache Corp. 6.250% due 04/15/12	20	22
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
Archstone-Smith Operating Trust 5.000% due 08/15/07	10	10
3.000% due 06/15/08	25	24

Intermediate Fund

33

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Arizona Public Service Co. 6.375% due 10/15/11	50	55
AT&T Wireless Services, Inc. 7.875% due 03/01/11	200	236
8.125% due 05/01/12	100	120
Autozone, Inc. 5.875% due 10/15/12	20	20
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	91
Bank of America Corp. 7.125% due 09/15/06	215	233
4.750% due 10/15/06	141	146
5.250% due 02/01/07	15	16
7.400% due 01/15/11	250	291
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	33
Series MTNE 3.900% due 09/01/07	25	25
Bank One Corp. 6.500% due 02/01/06	200	211
4.125% due 09/01/07	300	307
5.900% due 11/15/11	85	91
BankAmerica Corp. 7.200% due 04/15/06	195	209
Bayerische Landesbank 2.500% due 03/30/06	125	125
BB&T Corp. 6.500% due 08/01/11	15	17
4.750% due 10/01/12	60	60
Bear Stearns Cos., Inc. (The) 3.000% due 03/30/06	65	65
7.000% due 03/01/07	25	27
4.000% due 01/31/08	100	101
BellSouth Corp. 5.000% due 10/15/06	175	182
6.000% due 10/15/11	100	108
Belo Corp. 7.125% due 06/01/07	30	33
Black & Decker Corp. 7.125% due 06/01/11	30	35
Boeing Capital Corp. 6.500% due 02/15/12	250	279
Boston Properties, Inc. 6.250% due 01/15/13	30	32
Bristol-Myers Squibb Co. 4.750% due 10/01/06	190	197
Campbell Soup Co. 5.875% due 10/01/08	25	27
6.750% due 02/15/11	60	68
Capital One Bank Series BKNT 4.875% due 05/15/08	50	52

	Principal Amount ($) or Shares	Market Value $
Cardinal Health, Inc. 6.750% due 02/15/11	40	43
Caterpillar Financial Services Corp. 5.950% due 05/01/06	250	263
Cendant Corp. 6.250% due 03/15/10	100	109
7.375% due 01/15/13	20	23
Centex Corp. 5.130% due 10/01/13	100	99
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	29
Charter One Bank FSB 6.375% due 05/15/12	25	28
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	120	136
Chubb Corp. 6.000% due 11/15/11	225	243
Cigna Corp. 7.400% due 05/15/07	33	36
Cincinnati Gas & Electric 5.700% due 09/15/12	20	21
Cingular Wireless LLC 5.625% due 12/15/06	25	26
CIT Group, Inc. 6.500% due 02/07/06	150	158
7.375% due 04/02/07	25	28
5.750% due 09/25/07	100	107
7.750% due 04/02/12	125	147
Citigroup, Inc. 5.500% due 08/09/06	1,200	1,261
5.625% due 08/27/12	400	427
Clear Channel Communications, Inc. 6.000% due 11/01/06	60	63
7.650% due 09/15/10	100	114
Coca-Cola Co. (The) 5.750% due 03/15/11	35	38
Coca-Cola Enterprises, Inc. 5.250% due 05/15/07	100	106
4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	45
Comcast Cable Communications 6.375% due 01/30/06	100	105
6.200% due 11/15/08	100	108
6.750% due 01/30/11	34	38
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	250	302
Comcast Missouri of Delaware, Inc. 8.300% due 05/15/06	100	109
Computer Sciences Corp. 6.750% due 06/15/06	60	64

Intermediate Fund

34

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ConAgra Foods, Inc. 6.750% due 09/15/11	200	225
Consolidated Edison Co. of New York 4.875% due 02/01/13	75	76
Series 97-B 6.450% due 12/01/07	75	82
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	125	136
Constellation Energy Group, Inc. 6.350% due 04/01/07	14	15
6.125% due 09/01/09	80	87
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Cooper Tire & Rubber Co. 7.750% due 12/15/09	15	17
Coors Brewing Co. 6.375% due 05/15/12	35	39
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	121	127
Series MTNK 5.500% due 02/01/07	175	184
5.625% due 05/15/07	30	32
COX Communications, Inc. 7.750% due 11/01/10	100	111
7.125% due 10/01/12	50	54
Credit Suisse First Boston USA, Inc. 5.875% due 08/01/06	200	211
6.125% due 11/15/11	200	218
CSX Corp. 6.750% due 03/15/11	100	111
6.300% due 03/15/12	100	108
DaimlerChrysler NA Holding Corp. 6.400% due 05/15/06	445	470
7.750% due 01/18/11	14	16
Series MTNA 7.375% due 09/15/06	84	91
Delphi Corp. 6.550% due 06/15/06	35	37
6.500% due 05/01/09	39	42
Deluxe Corp. 5.000% due 12/15/12	25	25
Deutsche Bank Financial, Inc. 6.700% due 12/13/06	50	54
7.500% due 04/25/09	45	52
Devon Financing Corp. ULC 6.875% due 09/30/11	100	113
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	32
Series B 6.250% due 06/30/12	70	76

	Principal Amount ($) or Shares	Market Value $
Donaldson Lufkin & Jenrette, Inc. 6.875% due 11/01/05	150	158
Dow Chemical Co. (The) 5.750% due 12/15/08	100	107
5.750% due 11/15/09	50	54
DTE Energy Co. 6.450% due 06/01/06	75	79
Series A 6.650% due 04/15/09	35	38
Duke Capital LLC 5.500% due 03/01/14	250	250
Duke Energy Corp. 6.250% due 01/15/12	75	81
Duke Energy Field Services LLC 5.750% due 11/15/06	125	131
6.875% due 02/01/11	40	45
Eastman Chemical Co. 7.000% due 04/15/12	30	34
Eastman Kodak Co. Series MTNA 3.625% due 05/15/08	30	29
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	40
6.875% due 10/15/09	115	131
Eli Lilly & Co. 6.000% due 03/15/12	100	110
Energy East Corp. 6.750% due 06/15/12	55	61
EOP Operating, LP 8.375% due 03/15/06	55	59
7.750% due 11/15/07	150	168
7.000% due 07/15/11	40	45
ERP Operating, LP 6.625% due 03/15/12	40	44
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	56
Exelon Generation Co. LLC 6.950% due 06/15/11	95	107
FedEx Corp. 7.250% due 02/15/11	25	29
First Data Corp. 4.700% due 11/01/06	85	88
Firstar Bank NA 7.125% due 12/01/09	200	230
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	242
FleetBoston Financial Corp. 7.250% due 09/15/05	33	35
4.875% due 12/01/06	15	16

Intermediate Fund

35

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Florida Power & Light Co. 6.875% due 12/01/05	60	63
Ford Motor Credit Co. 6.875% due 02/01/06	250	263
6.500% due 01/25/07	550	585
7.375% due 02/01/11	900	976
FPL Group Capital, Inc. 7.625% due 09/15/06	55	60
6.125% due 05/15/07	16	17
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 6.375% due 04/01/12	45	50
General Dynamics Corp. 2.125% due 05/15/06	20	20
4.250% due 05/15/13	40	39
General Electric Capital Corp. Series MTNA 2.850% due 01/30/06	200	201
6.500% due 12/10/07	250	274
4.625% due 09/15/09	25	26
5.875% due 02/15/12	700	760
6.000% due 06/15/12	450	493
General Mills, Inc. 6.000% due 02/15/12	150	161
General Motors Acceptance Corp. 6.750% due 01/15/06	635	666
6.125% due 09/15/06	75	79
6.125% due 08/28/07	250	264
5.850% due 01/14/09	70	72
7.750% due 01/19/10	60	66
General Motors Corp. 7.200% due 01/15/11	10	11
7.125% due 07/15/13	200	209
Gillette Co. (The) 2.875% due 03/15/08	50	49
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	56
5.250% due 04/01/13	100	102
Goodrich Corp. 7.625% due 12/15/12	30	35
Harrah's Operating Co., Inc. 7.125% due 06/01/07	5	5
7.500% due 01/15/09	50	56
Hartford Financial Services Group, Inc. 2.375% due 06/01/06	30	30
4.700% due 09/01/07	35	36
Hewlett-Packard Co. 3.625% due 03/15/08	100	101
Historic TW, Inc. 8.110% due 08/15/06	100	110

	Principal Amount ($) or Shares	Market Value $
HJ Heinz Finance Co. 6.625% due 07/15/11	70	79
Home Depot, Inc. 5.375% due 04/01/06	40	42
Honeywell International, Inc. 6.875% due 10/03/05	55	58
5.125% due 11/01/06	55	58
7.000% due 03/15/07	21	23
Hospira, Inc. (l) 5.900% due 06/15/14	130	136
Household Finance Corp. 6.500% due 01/24/06	240	253
5.750% due 01/30/07	50	53
6.875% due 03/01/07	100	109
6.400% due 06/17/08	75	82
8.000% due 07/15/10	150	177
6.375% due 08/01/10	85	93
IAC/InterActiveCorp 6.750% due 11/15/05	50	52
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	40	43
International Business Machines Corp. 4.875% due 10/01/06	500	521
International Lease Finance Corp. 5.750% due 10/15/06	165	175
6.375% due 03/15/09	50	55
International Paper Co. 6.750% due 09/01/11	130	144
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	58
5.100% due 01/15/13	150	154
Johnson & Johnson 3.800% due 05/15/13	30	29
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	83
JPMorgan Chase & Co. 5.250% due 05/30/07	50	53
7.875% due 06/15/10	350	412
6.750% due 02/01/11	175	196
6.625% due 03/15/12	100	112
Kellogg Co. Series B 6.000% due 04/01/06	150	158
Kerr-McGee Corp. 6.875% due 09/15/11	75	83
Key Bank National Association Series BKNT 7.000% due 02/01/11	100	112
KeySpan Corp. 6.150% due 06/01/06	200	211

Intermediate Fund

36

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
KFW International Finance Series DTC 4.750% due 01/24/07	650	681
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	113
Kinder Morgan, Inc. 6.500% due 09/01/12	80	87
Kohl's Corp. 6.300% due 03/01/11	10	11
Kraft Foods, Inc. 4.625% due 11/01/06	110	114
5.250% due 06/01/07	100	105
5.625% due 11/01/11	10	11
Kroger Co. (The) 6.800% due 04/01/11	250	280
Lehman Brothers Holdings, Inc. 6.250% due 05/15/06	450	476
4.000% due 01/22/08	100	101
Lenfest Communications, Inc. 8.375% due 11/01/05	100	106
Lennar Corp. 7.625% due 03/01/09	55	62
Liberty Media Corp. 5.700% due 05/15/13	150	148
Lincoln National Corp. 5.250% due 06/15/07	35	37
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	200	217
Lockheed Martin Corp. 8.200% due 12/01/09	125	149
Lowe's Cos., Inc. 8.250% due 06/01/10	30	36
Mack-Cali Realty, LP 7.250% due 03/15/09	50	56
Marathon Oil Corp. 5.375% due 06/01/07	75	79
Marsh & McLennan Cos., Inc. 5.375% due 03/15/07	100	106
Marshall & Ilsley Bank 5.250% due 09/04/12	45	47
Masco Corp. 5.875% due 07/15/12	95	102
MBNA America Bank NA 7.125% due 11/15/12	40	45
MBNA Corp. 6.250% due 01/17/07	150	160
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	106
MeadWestvaco Corp. 6.850% due 04/01/12	100	111

	Principal Amount ($) or Shares	Market Value $
Merck & Co., Inc. 4.375% due 02/15/13	75	74
Merrill Lynch & Co., Inc. 7.375% due 05/15/06	125	135
Series MTNB 4.000% due 11/15/07	400	407
Metlife, Inc. 5.375% due 12/15/12	75	78
Monsanto Co. 4.000% due 05/15/08	30	30
7.375% due 08/15/12	10	12
Mony Group, Inc. 7.450% due 12/15/05	25	26
Morgan Stanley 5.800% due 04/01/07	400	427
5.300% due 03/01/13	250	257
Motorola, Inc. 8.000% due 11/01/11	100	119
National City Bank 4.625% due 05/01/13	135	133
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Fin 5.750% due 08/28/09	200	214
Nationwide Financial Services 5.900% due 07/01/12	41	44
New Plan Excel Realty Trust 5.875% due 06/15/07	15	16
News America Holdings 9.250% due 02/01/13	10	13
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	86
Nisource Finance Corp. 7.625% due 11/15/05	75	79
7.875% due 11/15/10	36	42
Northrop Grumman Corp. 7.125% due 02/15/11	165	190
Occidental Petroleum Corp. 6.750% due 01/15/12	150	170
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	104
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	28
Pacific Bell 6.875% due 08/15/06	52	56
Pacificorp 6.900% due 11/15/11	40	46

Intermediate Fund

37

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	113
8.000% due 11/15/11	220	251
Pepco Holdings, Inc. 6.450% due 08/15/12	25	27
Pfizer, Inc. 5.625% due 02/01/06	25	26
3.300% due 03/02/09	75	74
PHH Corp. 7.125% due 03/01/13	50	57
Pioneer Natural Resources Co. 5.875% due 07/15/16	250	258
Pitney Bowes, Inc. 4.625% due 10/01/12	45	45
PNC Funding Corp. 5.750% due 08/01/06	150	158
7.500% due 11/01/09	150	174
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	33
Praxair, Inc. 6.375% due 04/01/12	50	56
Procter & Gamble Co. 4.750% due 06/15/07	150	157
Progress Energy, Inc. 6.750% due 03/01/06	100	106
5.850% due 10/30/08	100	107
Prologis 5.500% due 03/01/13	50	52
PSEG Power LLC 6.875% due 04/15/06	150	159
PSI Energy, Inc. 7.850% due 10/15/07	60	68
Public Service Co. of Colorado 7.875% due 10/01/12	90	109
Pulte Homes, Inc. 7.875% due 08/01/11	40	46
Quest Diagnostics 6.750% due 07/12/06	20	21
Raytheon Co. 5.500% due 11/15/12	35	37
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	68
Republic Services, Inc. 7.125% due 05/15/09	40	45
Safeway, Inc. 6.500% due 03/01/11	200	219
Sara Lee Corp. 6.250% due 09/15/11	60	67
SBC Communications, Inc. 5.750% due 05/02/06	260	273
Sempra Energy 7.950% due 03/01/10	80	94

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, LP 6.375% due 11/15/07	120	130
7.125% due 02/09/09	20	22
SLM Corp. 5.125% due 08/27/12	50	51
Series MTNA 5.625% due 04/10/07	55	58
5.000% due 10/01/13	100	100
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	100	106
Sprint Capital Corp. 7.125% due 01/30/06	210	223
6.375% due 05/01/09	90	98
7.625% due 01/30/11	59	68
8.375% due 03/15/12	250	301
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	53
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	111
Tampa Electric Co. 6.375% due 08/15/12	90	98
Target Corp. 7.500% due 08/15/10	150	177
5.875% due 03/01/12	100	109
Textron Financial Corp. 5.875% due 06/01/07	40	43
6.000% due 11/20/09	50	55
Time Warner, Inc. 6.875% due 05/01/12	400	445
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	107
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	50
TXU Energy Co. LLC 7.000% due 03/15/13	100	112
Tyson Foods, Inc. 8.250% due 10/01/11	150	176
UFJ Bank, Ltd. 7.400% due 06/15/11	120	137
Unilever Capital Corp. 6.875% due 11/01/05	70	74
7.125% due 11/01/10	75	87
Union Oil Co. Of California 5.050% due 10/01/12	50	51
Union Pacific Corp. 5.750% due 10/15/07	200	213
Union Planters Bank NA 5.125% due 06/15/07	50	53
United Technologies Corp. 6.100% due 05/15/12	90	99

Intermediate Fund

38

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
US Bancorp Series MTNN 5.100% due 07/15/07	20	21
UST, Inc. 6.625% due 07/15/12	50	56
USX Corp. 6.850% due 03/01/08	20	22
Valero Energy Corp. 6.875% due 04/15/12	100	112
Verizon 6.500% due 09/15/11	50	55
Verizon Global Funding Corp. 6.750% due 12/01/05	410	432
6.875% due 06/15/12	65	73
7.375% due 09/01/12	50	58
Series* 6.125% due 06/15/07	100	108
Verizon Wireless Capital LLC 5.375% due 12/15/06	100	105
Viacom, Inc. 6.400% due 01/30/06	100	105
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	50
Vornado Realty, LP 5.625% due 06/15/07	20	21
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	206
Wachovia Corp. 4.950% due 11/01/06	200	209
6.400% due 04/01/08	20	22
5.625% due 12/15/08	35	38
Wal-Mart Stores, Inc. 5.450% due 08/01/06	86	90
6.875% due 08/10/09	300	341
Washington Mutual, Inc. 5.625% due 01/15/07	150	158
8.250% due 04/01/10	30	36
Waste Management, Inc. 7.375% due 08/01/10	125	144
WellPoint Health Networks 6.375% due 01/15/12	30	33
Wells Fargo Bank NA 6.450% due 02/01/11	285	321
Weyerhaeuser Co. 6.125% due 03/15/07	225	241
6.750% due 03/15/12	50	56
Wisconsin Energy Corp. 6.500% due 04/01/11	59	65
Wyeth 6.950% due 03/15/11	150	165
5.500% due 03/15/13	50	50
		40,643

	Principal Amount ($) or Shares	Market Value $
International Debt - 9.2%
ACE, Ltd. 6.000% due 04/01/07	100	106
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	49
Amvescap PLC 5.900% due 01/15/07	42	44
Anadarko Finance Co. Series B 6.750% due 05/01/11	150	170
ARMS II (Ê) Series 2004-G3 Class A1A 1.800% due 01/10/35	2,137	2,140
Asian Development Bank 4.875% due 02/05/07	250	262
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	108
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	33
British Telecommunications PLC 7.875% due 12/15/05	250	267
Burlington Resources Finance Co. 5.600% due 12/01/06	75	79
Canada Government International Bond 6.750% due 08/28/06	175	189
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	57
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	101
Chile Government International Bond 5.625% due 07/23/07	50	53
6.875% due 04/28/09	100	113
Conoco Funding Co. 5.450% due 10/15/06	190	200
Corp Andina de Fomento Series EXCH 6.875% due 03/15/12	225	251
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	75
8.500% due 06/15/10	10	12
5.250% due 07/22/13	250	254
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	30
7.250% due 11/01/09	100	115
European Investment Bank 4.625% due 03/01/07	650	677
3.000% due 06/16/08	100	100
Series DTC 5.625% due 01/24/06	150	157

Intermediate Fund

39

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
Finland Government International Bond 5.875% due 02/27/06	15	16
4.750% due 03/06/07	115	120
France Telecom 8.200% due 03/01/06	200	215
Grupo Televisa SA 8.000% due 09/13/11	100	113
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	101
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	22
HSBC Holdings PLC 7.500% due 07/15/09	150	173
Hydro Quebec Series IF 8.000% due 02/01/13	85	106
Instituto de Credito Oficial 4.625% due 11/29/06	95	100
Inter-American Development Bank 6.625% due 03/07/07	125	136
4.375% due 09/20/12	20	20
International Bank for Reconstruction & Development 4.375% due 09/28/06	600	621
International Finance Corp. 4.750% due 04/30/07	100	105
Israel Government International Bond 4.625% due 06/15/13	40	38
Italy Government International Bond 4.375% due 10/25/06	400	413
5.625% due 06/15/12	525	571
Korea Development Bank 5.250% due 11/16/06	150	157
4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	107
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	151
Malaysia Government International Bond 7.500% due 07/15/11	110	129
Mexico Government International Bond 9.875% due 01/15/07	100	115
4.625% due 10/08/08	50	51
9.875% due 02/01/10	190	236
8.375% due 01/14/11	205	241
7.500% due 01/14/12	50	57
5.875% due 01/15/14	250	253
MTR Corp. 7.500% due 02/04/09	60	69

	Principal Amount ($) or Shares	Market Value $
National Australia Bank, Ltd. 6.600% due 12/10/07	36	39
National Westminster Bank PLC 7.375% due 10/01/09	80	93
Nordic Investment Bank 2.750% due 01/11/06	100	100
Oesterreichische Kontrollbank AG 5.125% due 03/20/07	125	132
2.375% due 06/16/08	50	48
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	76
Petrobras International Finance Co. 9.750% due 07/06/11	25	29
Poland Government International Bond 6.250% due 07/03/12	50	56
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of British Columbia 4.625% due 10/03/06	60	62
Province of Manitoba Canada 4.250% due 11/20/06	65	67
Province of New Brunswick 3.500% due 10/23/07	50	51
Province of Ontario 2.625% due 12/15/05	100	100
6.000% due 02/21/06	200	210
Province of Quebec 7.000% due 01/30/07	100	109
5.750% due 02/15/09	100	108
Quebecor World Capital Corp. 6.125% due 11/15/13	50	49
Republic of Korea 8.875% due 04/15/08	100	118
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	29
Royal KPN NV 8.000% due 10/01/10	100	119
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	110	129
SMBC International Finance NV 8.500% due 06/15/09	60	71
South Africa Government International Bond 7.375% due 04/25/12	115	129
Stora Enso OYJ 7.375% due 05/15/11	5	6
Telefonica Europe BV 7.750% due 09/15/10	150	177
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47

Intermediate Fund

40

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Tyco International Group SA 6.000% due 11/15/13	250	268
XL Capital Europe PLC 6.500% due 01/15/12	26	29
		12,750
Mortgage-Backed Securities - 6.5%
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class A2 6.480% due 02/15/35	330	369
Series 2002-TOP6 Class A2 6.460% due 10/15/36	315	353
Series 2004-T14 Class A4 5.200% due 01/12/41	750	776
Bear Stearns Commercial Mortgage Securities (l) Series 2002-TOP6 Class X2 - IO 0.673% due 10/15/36	5,666	124
Commercial Mortgage Pass-Through Certificates Series 1999-1 Class A1 6.145% due 05/15/32	250	260
CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3 6.380% due 12/16/35	500	554
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	347
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	559
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	442	468
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A3 6.260% due 03/15/33	300	332
Series 2004-C1 Class A2 4.302% due 01/15/38	500	497
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	729
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 1.770% due 04/16/19	2,000	2,000

	Principal Amount ($) or Shares	Market Value $
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	733
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	22
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	405
Series 2004-C10 Class A4 4.748% due 02/15/41	500	499
		9,027
United States Government Agencies - 10.9%
Fannie Mae 4.375% due 10/15/06	900	931
4.250% due 07/15/07	1,750	1,811
2.500% due 06/15/08	1,500	1,456
6.000% due 05/15/11	1,490	1,648
4.375% due 03/15/13	1,000	996
Fannie Mae (Ê) 1.370% due 02/24/06	1,500	1,500
Federal Home Loan Bank 3.875% due 06/14/13	500	479
Freddie Mac 3.500% due 09/15/07	1,500	1,519
2.750% due 03/15/08	1,500	1,477
3.625% due 09/15/08	1,000	1,008
5.125% due 07/15/12	750	788
Freddie Mac (Ê) 1.620% due 11/23/05	1,500	1,500
		15,113
United States Government Treasuries - 20.2%
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	3,522	3,872
United States Treasury Notes 1.875% due 01/31/06	152	151
2.250% due 04/30/06	235	235
2.750% due 06/30/06	1,649	1,661
2.750% due 07/31/06	7,385	7,436
3.000% due 11/15/07	1,900	1,911
3.250% due 08/15/08	1,000	1,007
3.500% due 08/15/09	5,200	5,243
4.250% due 08/15/14	6,385	6,448
		27,964
Total Long-Term Investments (cost $115,421)		118,190

Intermediate Fund

41

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

		Notional Amount $	Market Value $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures Dec 2004 98.13 Call (20)		4,906	2
Dec 2004 97.63 Put (20)		4,881	2
Total Options Purchased (cost $6)			4
		Principal Amount ($) or Shares
Short-Term Investments - 27.8%
Amsterdam Funding Corp. (ç)(ÿ) 1.530% due 09/21/04		4,000	3,997
Barton Capital Corp. Discount Note (ç)(ÿ) 1.530% due 09/15/04		4,000	3,998
Blue Ridge Asset (ç)(ÿ) 1.530% due 09/15/04		5,000	4,997
Edison Asset Securities Corp. (ç)(ÿ) 1.460% due 09/02/04		5,500	5,500
Freddie Mac 1.520% due 07/22/05		1,500	1,493
Jupiter Securitization Corp. Commercial Paper (ç)(ÿ) 1.510% due 09/09/04		4,000	3,999
Liberty Street Funding Corp. (ç)(ÿ) 1.540% due 09/10/04		4,000	3,998
Federated Investors Prime Cash Obligation Fund (ÿ)		1,132,408	1,132
Park Avenue Receivables Corp. Commercial Paper (ç)(ÿ) 1.47% due 09/13/04		5,000	4,998
Receivables Capital Corp. (ç)(ÿ) 1.550% due 09/24/04		4,000	3,996
United States Treasury Bill (ç)(ÿ)(§) 1.185% due 09/16/04		50	50
1.404	% due 11/04/04	300	299
Total Short-Term Investments (cost $38,464)			38,457
Total Investments - 113.1% (identified cost $153,891)			156,651
Other Assets and Liabilities Net - (13.1%)			(18,150)
Net Assets - 100.0%			138,501

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 09/04 (15)	3,680	5
expiration date 12/04 (15)	3,668	12
expiration date 03/05 (15)	3,659	20
expiration date 06/05 (15)	3,650	26
5 Year Interest Rate Swap Futures expiration date 09/04 (26)	2,859	95
10 Year Interest Rate Swap Futures expiration date 09/04 (12)	1,334	67
United States Treasury 2 Year Notes expiration date 09/04 (30)	6,379	70
United States Treasury 5 Year Notes expiration date 09/04 (152)	16,950	329
Short Positions
United States Treasury 10 Year Notes expiration date 09/04 (7)	794	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		607

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

42

SSgA
Intermediate Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Asset-Backed Securities	9.2
Corporate Bonds and Notes	29.3
International Debt	9.2
Mortgage-Backed Securities	6.5
United States Government Agencies	10.9
United States Government Treasuries	20.2
Short-Term Investments	27.8
Total Investments	113.1
Other Assets and Liabilities	(13.1)
Net Assets	100.0
Futures Contracts	0.4

Intermediate Fund

43

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SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund's performance to seek excess returns over Lehman Brothers High Yield Bond Index while taking moderate active risk.

SSgA High Yield Bond Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,164	11.64%
5 Years	$12,986	5.36	%+
Inception	$14,357	5.88	%+
Lehman Brothers High Yield Bond Index
Period Ended 08/31/2004	Growth of $10,000	Total Return
1 Year	$11,398	13.98%
5 Years	$13,321	5.90	%+
Inception	$13,272	4.57	%+

See related Notes on following page.

High Yield Bond Fund

45

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers® High Yield Bond (LBHYB) Index.

How did the Fund's performance over the past 12 months compare to its benchmark?

Over the past year, the Fund underperformed the Lehman Brothers High Yield Bond (LBHYB) Index by 2.34%. The Fund posted a return of 11.64% vs. the benchmark's return of 13.98%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The primary reason for the Fund's underperformance was the higher quality bias in the Fund's portfolio. The recovery in the high yield market maintained momentum through January 2004. Outperformance by the lowest quality, highest risk issues in the index negatively impacted the Fund most from September 2003 through January 2004. Issues rated CCC and Ca-D returned 2.73% and 6.30%, respectively, during January, compared to 1.56% for the rest of the market. The Fund's CCC and below investments are higher quality than the broad market and the Fund generally does not invest in the Ca-D sector (which represents 4% of the index). The Fund performance was also negatively affected as a result of shareholder cash flow over the past twelve months.

How is the Fund currently positioned to meet its long-term objective?

In the right market conditions, a higher quality portfolio can achieve a higher return than the index, while incurring less risk over time. This has been the case historically. Over the past ten years, CCC rated issues have returned 4.82%, slightly more than half that of BB and B rated issues, which returned 7.59%, but with approximately twice the volatility. Using a higher quality bias, the Fund has outperformed the average high yield manager over the last five year period.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on May 5, 1998. Index comparison began May 1, 1998.

  #  The Lehman Brothers High Yield Bond Index includes all fixed income securities having a maximum quality rating of Ba1 (not including defaulted issues), a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

High Yield Bond Fund

46

SSgA

High Yield Bond Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemptions of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending account value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,030.59	$1,021.93
Expenses Paid During Period *	$3.11	$3.10

* Expenses are equal to the Fund's annualized expense ratio of .61%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

High Yield Bond Fund

47

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SSgA
High Yield Bond Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.6%
Corporate Bonds and Notes - 84.7%
Advanstar Communications, Inc. 10.750% due 08/15/10	830	915
AES Corp. (The) 8.750% due 06/15/08	625	673
AES Ironwood LLC 8.857% due 11/30/25	891	953
Ahold Finance USA, Inc. 8.250% due 07/15/10	920	1,010
Alamosa Delaware, Inc. 8.500% due 01/31/12	230	229
Alaska Steel Corp. 7.875% due 02/15/09	860	830
Alderwoods Group, Inc. (l) 7.750% due 09/15/12	345	359
Allegheny Energy Supply (l) 8.750% due 04/15/12	520	551
Allied Waste North America 5.800% due 02/15/11	950	912
Series B 9.250% due 09/01/12	510	572
7.875% due 04/15/13	715	754
American Real Estate Partners, LP (l) 8.125% due 06/01/12	465	481
Arco Chemical Co. 9.375% due 12/15/05	525	543
Asbury Automotive Group, Inc. 8.000% due 03/15/14	665	648
Aztar Corp. (l) 7.875% due 06/15/14	610	626
BE Aerospace, Inc. 8.500% due 10/01/10	435	470
Caesars Entertainment, Inc. 8.875% due 09/15/08	920	1,042
Calpine Corp. (l) 8.750% due 07/15/13	155	121
Calpine Corp. (Ê)(l) 7.350% due 07/15/07	629	534
Caraustar Industries, Inc. 9.875% due 04/01/11	675	714
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	460	501
Charter Communications Holdings LLC 8.625% due 04/01/09	650	517
Chesapeake Energy Corp. 7.000% due 08/15/14 (l)	210	216
6.875% due 01/15/16	610	618
CMS Energy Corp. 9.875% due 10/15/07	855	945

	Principal Amount ($) or Shares	Market Value $
Coinmach Corp. 9.000% due 02/01/10	845	856
Cole National Group 8.875% due 05/15/12	1,155	1,259
Compass Minerals Group, Inc. 10.000% due 08/15/11	890	988
Concentra Operating Corp. (l) 9.130% due 06/01/12	920	988
Couche-Tard US, LP 7.500% due 12/15/13	660	696
Crum & Forster Holdings Corp. 10.375% due 06/15/13	650	712
CSC Holdings, Inc. Series B 7.625% due 04/01/11	1,135	1,178
Dana Corp. 9.000% due 08/15/11	670	803
Dex Media East LLC 12.125% due 11/15/12	413	509
DirecTV Holdings LLC 8.375% due 03/15/13	1,120	1,274
Dole Food Co., Inc. 8.875% due 03/15/11	900	963
Domino's, Inc. 8.250% due 07/01/11	397	425
DR Horton, Inc. 8.500% due 04/15/12	1,025	1,163
Echostar DBS Corp. 5.750% due 10/01/08	510	511
El Paso CGP Co. 6.500% due 06/01/08	300	285
6.950% due 06/01/28	735	573
Elizabeth Arden, Inc. 7.750% due 01/15/14	465	481
Emmis Operating Co. 6.875% due 05/15/12	565	567
Equistar Chemicals, LP 10.630% due 05/01/11	595	669
Exco Resources, Inc. 7.250% due 01/15/11	575	604
Felcor Lodging, LP 9.000% due 06/01/11	325	354
Foundation PA Coal Co. (l) 7.300% due 08/01/14	575	605
Friendly Ice Cream Corp. 8.400% due 06/15/12	1,060	1,023
Georgia-Pacific Corp. 9.375% due 02/01/13	1,555	1,831
8.125% due 06/15/23	895	922
Granite Broadcasting Corp. 9.800% due 12/01/10	615	580

High Yield Bond Fund

49

SSgA
High Yield Bond Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Gray Television, Inc. 9.250% due 12/15/11	480	538
Hanover Compressor Co. 8.625% due 12/15/10	115	122
Hanover Equipment Trust Series A 8.500% due 09/01/08	210	224
HCA Inc. 6.750% due 07/15/13	800	849
Hollinger International Publishing 9.000% due 12/15/10	1,110	1,285
Hollinger Participation Trust (l) 12.125% due 11/15/10	880	992
Host Marriott, LP Series G 9.250% due 10/01/07	610	682
7.000% due 08/15/12 (l)	735	748
Houghton Mifflin Co. 9.900% due 02/01/13	850	887
Huntsman International LLC Series* 10.125% due 07/01/09	580	597
Innophos, Inc. (l) 8.875% due 08/15/14	505	525
International Steel Group, Inc. (l) 6.500% due 04/15/14	490	473
Iron Mountain, Inc. 8.625% due 04/01/13	660	713
6.625% due 01/01/16	600	564
Isle of Capri Casinos, Inc. 7.000% due 03/01/14	630	624
ISP Holdings, Inc. Series B 10.625% due 12/15/09	1,000	1,100
iStar Financial, Inc. Series B 5.125% due 04/01/11	430	425
Jacuzzi Brands, Inc. 9.630% due 07/01/10	800	882
John Q Hammons Hotels, LP Series B 8.875% due 05/15/12	1,000	1,113
KRATON Polymers LLC (l) 8.125% due 01/15/14	575	569
L-3 Communications Corp. 10.875% due 05/01/09	1,240	1,304
6.125% due 07/15/13	975	960
Magnum Hunter Resources, Inc. 9.600% due 03/15/12	683	770
Marquee, Inc. (l) 8.625% due 08/15/12	460	481

	Principal Amount ($) or Shares	Market Value $
MCI, Inc. 5.908% due 05/01/07	123	121
6.688% due 05/01/09	228	215
Meritage Corp. 9.750% due 06/01/11	565	630
MGM Mirage 8.375% due 02/01/11	1,205	1,307
6.750% due 09/01/12 (l)	475	485
5.875% due 02/27/14 (l)	165	156
Midwest Generation LLC Series B 8.560% due 01/02/16	1,935	2,012
Mohegan Tribal Gaming Authority (l) 7.125% due 08/15/14	230	236
Nevada Power Co. Series E 10.875% due 10/15/09	940	1,086
Newfield Exploration Co. (l) 6.625% due 09/01/14	575	589
Nextel Communications, Inc. 6.875% due 10/31/13	795	803
7.375% due 08/01/15	925	967
Nextel Partners, Inc. 8.125% due 07/01/11	330	344
Nextmedia Operating, Inc. 10.750% due 07/01/11	675	756
NRG Energy, Inc. (l) 8.000% due 12/15/13	230	242
Owens-Brockway 8.875% due 02/15/09	750	816
Owens-Illinois, Inc. 7.500% due 05/15/10	715	729
Paxson Communications Corp. 10.750% due 07/15/08	600	603
Peabody Energy Corp. Series B 6.875% due 03/15/13	595	628
PolyOne Corp. 10.625% due 05/15/10	910	990
Primedia, Inc. 8.875% due 05/15/11	930	911
Primus Telecommunications GP 8.000% due 01/15/14	645	493
Province Healthcare Co. 7.500% due 06/01/13	595	666
Qwest Corp. (l) 7.875% due 09/01/11	435	440
Qwest Services Corp. (l) 14.000% due 12/15/10	1,095	1,273
Rayovac Corp. 8.500% due 10/01/13	910	974

High Yield Bond Fund

50

SSgA
High Yield Bond Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Reader's Digest Association, Inc. (The) 6.500% due 03/01/11	835	843
Reddy Ice Group, Inc. 8.875% due 08/01/11	425	451
Resorts International Hotel and Casino, Inc. 11.500% due 03/15/09	550	624
Rite Aid Corp. 12.500% due 09/15/06	470	538
9.500% due 02/15/11	240	264
Roseton/Danskammer Series B 7.670% due 11/08/16	670	590
Russell Corp. 9.250% due 05/01/10	875	946
Saks, Inc. 7.500% due 12/01/10	720	760
Sierra Pacific Power Co. (l) due 04/15/12	115	114
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	400	433
Six Flags, Inc. 9.600% due 06/01/14	675	626
Sovereign Capital Trust 9.000% due 04/01/27	575	642
Standard-Pacific Corp. 7.750% due 03/15/13	440	463
Stater Brothers Holdings (l) 8.125% due 06/15/12	465	484
Station Casinos, Inc. 6.500% due 02/01/14	930	930
Stone Container Corp. 8.375% due 07/01/12	690	759
Stratus Technologies, Inc. (l) 10.375% due 12/01/08	970	873
TD Funding Corp. 8.375% due 07/15/11	620	656
Technical Olympic USA, Inc. 7.500% due 03/15/11	660	647
Tenet Healthcare Corp. 7.375% due 02/01/13	1,160	1,073
Terex Corp. Series B 10.375% due 04/01/11	465	524
Thornburg Mortgage, Inc. 8.000% due 05/15/13	655	668
Town Sports International 9.625% due 04/15/11	930	942
TRW Automotive, Inc. 9.375% due 02/15/13	848	977
UbiquiTel Operating Co. 9.875% due 03/01/11	575	589

	Principal Amount ($) or Shares	Market Value $
UGS Corp. (l) 10.000% due 06/01/12	545	594
United Rentals North America, Inc. 7.750% due 11/15/13	1,500	1,395
United States Steel Corp. 9.750% due 05/15/10	647	728
US Concrete, Inc. 8.375% due 04/01/14	685	702
Visteon Corp. 8.250% due 08/01/10	395	425
Warnaco, Inc. 8.875% due 06/15/13	1,120	1,238
Waterford Gaming LLC (l) 8.625% due 09/15/12	1,047	1,115
WCI Communities, Inc. 10.625% due 02/15/11	1,175	1,322
Western Financial Bank 9.625% due 05/15/12	600	660
Williams Cos., Inc. 8.625% due 06/01/10	1,950	2,261
8.125% due 03/15/12	1,105	1,271
Xerox Corp. 7.625% due 06/15/13	1,555	1,652
		102,231
International Debt - 5.9%
Abitibi-Consolidated, Inc. (l) 7.800% due 06/15/11	810	828
BCP Caylux Holdings Luxembourg SCA (l) 9.625% due 06/15/14	855	918
Crown Cork & Seal Finance PLC 7.000% due 12/15/06	695	714
Intrawest Corp. Series* 10.500% due 02/01/10	985	1,060
JSG Funding PLC 9.625% due 10/01/12	1,015	1,142
Marconi Corp. PLC Series SR$A 8.000% due 04/30/08	653	708
OMI Corp. 7.630% due 12/01/13	620	623
Tembec Industries, Inc. 8.625% due 06/30/09	1,090	1,135
		7,128
Total Long-Term Investments (cost $105,815)		109,359

High Yield Bond Fund

51

SSgA
High Yield Bond Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 0.2%
Telecommunication Services - 0.2%
MCI, Inc.	15,931	274
Total Common Stocks (cost $344)		274
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)(l)	500	33
Telecommunication Services - 0.0%
GT Group Telecom, Inc. 2010 Warrants (Æ)(l)	1,500	-
Total Warrants & Rights (cost $101)		33
Short-Term Investments - 7.2%
American Advantage Money Market Fund	3,234,323	3,234
Federated Investors Prime Cash Obligation Fund	5,407,508	5,408
		8,642
Total Short-Term Investments (cost $8,642)		8,642
Total Investments - 98.0% (identified cost $114,902)		118,308
Other Assets and Liabilities Net - 2.0%		2,432
Net Assets - 100.0%		120,740

Portfolio Summary	% of Net Assets

Corporate Bonds and Notes	84.7
International Debt	5.9
Common Stocks (Telecommunication Services)	0.2
Warrants & Rights	-
Short-Term Investments	7.2
Total Investments	98.0
Other Assets and Liabilities	2.0
Net Assets	100.0

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

52

SSgA

Fixed Income Funds

Notes to Schedules of Investments - August 31, 2004

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(Ú)  This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(z)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRL - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

53

SSgA
Fixed Income Funds

Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$325,336	$400,493	$153,891	$114,902
Investments, at market	325,951	409,058	156,651	118,308
Receivables:
Dividends and interest	584	2,518	1,086	2,166
Investments sold	-	234	1,183	1,731
Fund shares sold	64	76	125	46
From Advisor	-	13	37	-
Daily variation margin on futures contracts	-	64	74	-
Prepaid expenses	3	3	1	1
Total assets	326,602	411,966	159,157	122,252
Liabilities
Payables:
Investments purchased	7,700	79,503	20,484	1,325
Fund shares redeemed	78	790	58	93
Accrued fees to affiliates	164	147	87	67
Other accrued expenses	31	26	27	27
Dividends payable	342	-	-	-
Total liabilities	8,315	80,466	20,656	1,512
Net Assets	$318,287	$331,500	$138,501	$120,740
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(35)	$3,716	$524	$1,685
Accumulated net realized gain (loss)	(4,454)	2,676	974	(3,260)
Unrealized appreciation (depreciation) on:
Investments	615	8,565	2,760	3,406
Futures contracts	-	129	607	-
Shares of beneficial interest	32	32	14	14
Additional paid-in capital	322,129	316,382	133,622	118,895
Net Assets	$318,287	$331,500	$138,501	$120,740
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.96	$10.41	$10.19	$8.76
Net assets	$318,287,353	$331,490,094	$138,500,952	$120,739,717
Shares outstanding ($.001 par value)	31,964,245	31,852,431	13,595,759	13,779,616
Net asset value per share: Class R*	$-	$10.41	$-	$-
Net assets	$-	$10,398	$-	$-
Shares outstanding ($.001 par value)	-	999	-	-

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

54

SSgA
Fixed Income Funds

Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$129	$67	$31	$54
Interest	4,505	13,015	4,613	10,305
Total investment income	4,634	13,082	4,644	10,359
Expenses
Advisory fees	702	969	1,056	393
Administrative fees	119	132	72	71
Custodian fees	63	210	140	63
Distribution fees	325	102	121	72
Transfer agent fees	55	58	45	50
Professional fees	38	35	31	30
Registration fees	25	26	21	32
Shareholder servicing fees	232	123	102	78
Trustees' fees	15	16	13	13
Insurance fees	2	3	1	1
Printing fees	25	17	17	17
Miscellaneous	6	8	8	8
Expenses before reductions	1,607	1,699	1,627	828
Expense reductions	(1)	(88)	(835)	(2)
Net expenses	1,606	1,611	792	826
Net investment income (loss)	3,028	11,471	3,852	9,533
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	252	3,399	1,170	3,194
Futures contracts	-	311	116	-
Options written	-	15	106	-
Net realized gain (loss)	252	3,725	1,392	3,194
Net change in unrealized appreciation (depreciation) on:
Investments	101	4,135	675	2,388
Futures contracts	-	306	724	-
Options written	-	(51)	(16)	-
Net change in unrealized appreciation (depreciation)	101	4,390	1,383	2,388
Net realized and unrealized gain (loss)	353	8,115	2,775	5,582
Net Increase (Decrease) in Net Assets from Operations	$3,381	$19,586	$6,627	$15,115

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

55

SSgA
Fixed Income Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Yield Plus Fund		Bond Market Fund		Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2004	2003	2004	2003	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,028	$3,010	$11,471	$10,750	$3,852	$4,003	$9,533	$8,703
Net realized gain (loss)	252	97	3,725	5,127	1,392	1,412	3,194	688
Net change in unrealized appreciation (depreciation)	101	381	4,390	(5,089)	1,383	(665)	2,388	7,446
Net increase (decrease) in net assets from operations	3,381	3,488	19,586	10,788	6,627	4,750	15,115	16,837
Distributions
From net investment income	(3,015)	(3,010)	(9,628)	(10,310)	(3,989)	(3,858)	(9,772)	(7,884)
From net realized gain	-	-	(4,715)	(5,319)	(899)	(1,438)	-	-
Net decrease in net assets from distributions	(3,015)	(3,010)	(14,343)	(15,629)	(4,888)	(5,296)	(9,772)	(7,884)
Share Transactions
Net increase (decrease) in net assets from share transactions	42,705	10,087	(11,716)	55,538	(602)	35,558	(25,376)	32,493
Total Net Increase (Decrease) in Net Assets	43,071	10,565	(6,473)	50,697	1,137	35,012	(20,033)	41,446
Net Assets
Beginning of period	275,216	264,651	337,973	287,276	137,364	102,352	140,773	99,327
End of period	$318,287	$275,216	$331,500	$337,973	$138,501	$137,364	$120,740	$140,773
Undistributed (overdistributed) net investment income included in net assets	$(35)	$(50)	$3,716	$1,822	$524	$658	$1,685	$1,924

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

56

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

57

SSgA
Fixed Income Funds

Financial Highlights - For the Periods Ended

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Yield Plus Fund
August 31, 2004	9.94	.11	.02	.13	(.11)	-	(.11)
August 31, 2003	9.92	.12	.01	.13	(.11)	-	(.11)
August 31, 2002 (1)	9.96	.21	(.05)	.16	(.20)	-	(.20)
August 31, 2001	9.92	.51	.06	.57	(.53)	-	(.53)
August 31, 2000	9.90	.59	.01	.60	(.58)	-	(.58)
Bond Market Fund
Institutional Class
August 31, 2004	10.26	.37	.24	.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02	.38	(.35)	(.19)	(.54)
August 31, 2002 (1)	10.16	.48	.28	.76	(.50)	-	(.50)
August 31, 2001	9.70	.57	.54	1.11	(.65)	-	(.65)
August 31, 2000	9.63	.58	.06	.64	(.57)	-	(.57)
Class R
August 31, 2004 (2)	10.07	.15	.27	.42	(.08)	-	(.08)
Intermediate Fund
August 31, 2004	10.08	.29	.20	.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09	.41	(.33)	(.13)	(.46)
August 31, 2002 (1)	10.02	.41	.26	.67	(.43)	(.13)	(.56)
August 31, 2001	9.52	.53	.56	1.09	(.59)	-	(.59)
August 31, 2000	9.51	.55	.01	.56	(.54)	(.01)	(.55)
High Yield Bond Fund
August 31, 2004	8.44	.62	.33	.95	(.63)	-	(.63)
August 31, 2003	7.85	.60	.54	1.14	(.55)	-	(.55)
August 31, 2002	8.75	.70	(.90)	(.20)	(.70)	-	(.70)
August 31, 2001	10.14	.92	(1.30)	(.38)	(1.01)	-	(1.01)
August 31, 2000	10.32	.96	(.21)	.75	(.93)	-	(.93)

(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses. The ratio of net investment income to average net assets was not materially affected. Per share ratios and supplemental data for the Yield Plus, Bond Market and Intermediate Funds for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

58

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	%% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
August 31, 2004	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.94	1.39	275,216	.58	.58	1.18	70.70
August 31, 2002 (1)	9.92	1.80	264,651	.53	.53	2.17	80.03
August 31, 2001	9.96	5.86	260,088	.48	.48	5.31	86.19
August 31, 2000	9.92	6.28	494,376	.42	.42	5.90	162.12
Bond Market Fund
Institutional Class
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	649.90
August 31, 2002 (1)	10.42	7.76	287,276	.49	.49	4.71	532.00
August 31, 2001	10.16	11.87	287,341	.46	.46	5.75	388.98
August 31, 2000	9.70	6.92	325,627	.48	.48	6.09	248.34
Class R
August 31, 2004 (2)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146.13
August 31, 2002 (1)	10.13	6.94	102,352	.60	1.18	4.09	620.02
August 31, 2001	10.02	11.90	80,361	.60	1.22	5.44	345.31
August 31, 2000	9.52	6.12	66,621	.60	1.18	5.85	225.31
High Yield Bond Fund
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	148.72
August 31, 2002	7.85	(2.50)	99,327	.75	.75	8.83	149.45
August 31, 2001	8.75	(3.80)	44,647	.71	.73	9.90	217.68
August 31, 2000	10.14	7.67	53,689	.68	.69	9.56	164.01

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

59

SSgA

Fixed Income Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of August 31, 2004. These financial statements report on four funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each of which has distinct investment objectives and strategies. Each fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. At August 31, 2004, State Street Global Advisors was the sole shareholder for all Class R shares.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of August 31, 2004, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

Notes to Financial Statements

60

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2004, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2007	08/31/2008	08/31/2009	08/31/2010	08/31/2011
Yield Plus	$1,891,303	$80,342	$2,135,735	$-	$519,218
High Yield Bond	-	-	-	2,908,229	220,123

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2003 to August 31, 2004, and treat it as arising in the fiscal year 2005.

Components of Distributable Earnings

At August 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$325,336,923	$400,763,047	$153,989,822	$115,035,271
Gross Tax Unrealized Appreciation	683,682	8,735,674	2,961,030	4,605,039
Gross Tax Unrealized Depreciation	(69,690)	(440,272)	(299,480)	(1,331,759)
Net Tax Unrealized Appreciation (Depreciation)	$613,992	$8,295,402	$2,661,550	$3,273,280
Undistributed Ordinary Income	$294,227	$4,802,298	$-	$1,686,902
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(4,626,599)	$1,849,890	$-	$(3,128,352)

Tax Composition of Distributions

Ordinary Income	$3,015,640	$13,223,013	$4,633,149	$9,772,717
Long-term Capital Gains	$-	$1,118,996	$254,198	$-

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are generally declared quarterly and are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

The funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements

61

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2004, the High Yield Bond Fund earned $8,085 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Fund are not be subject to the redemption fee.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Notes to Financial Statements

62

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the year ended August 31, 2004 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2003	424	$79	140	$22
Written	1,407	454	400	120
Closed	(940)	(259)	(300)	(75)
Expired	(891)	(274)	(240)	(67)
Outstanding at August 31, 2004	-	$-	-	$-

3.  Investment Transactions

Securities

For the year ended August 31, 2004, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales		Purchases	Sales
Yield Plus	$165,359,792	$104,463,700	Intermediate	$60,581,388	$56,729,433
Bond Market	119,575,327	164,962,549	High Yield Bond	185,538,378	206,351,905

For the year ended August 31, 2004, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

	Purchases	Sales
Yield Plus	$-	$4,000,000
Bond Market	777,987,004	604,393,067
Intermediate	188,048,627	211,311,614

Notes to Financial Statements

63

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2004, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

	%		%
Yield Plus	0.25	Intermediate	0.80
Bond Market	0.30	High Yield Bond	0.30

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Bond Market Fund Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $86,483 for the Institutional Class and $1 for Class R.

The Adviser has contractually agreed for the Intermediate Fund to waive .50% of its .80% Advisory fee. The Adviser has also contractually agreed to reimburse the Fund for all expenses in excess of .60% of its average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the year ended August 31, 2004 were $660,247 and $174,029, respectively.

The Adviser has contractually agreed to reimburse the High Yield Bond Fund for all expenses in excess of .75% of its average daily net assets on an annual basis. As of August 31, 2004, no reimbursement has been made.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Notes to Financial Statements

64

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2004, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended August 31, 2004, the Funds' custodian fees were reduced by the following under these arrangements:

	Amount Paid		Amount Paid
Yield Plus	$1,143	Intermediate	$314
Bond Market	1,127	High Yield Bond	2,229

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents.

Notes to Financial Statements

65

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

For the year ended August 31, 2004, each institutional class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Yield Plus	$70,246	$16,243	$110,391
Bond Market	80,731	32,675	7,150
Intermediate	33,012	3,408	26,342
High Yield Bond	32,747	43,482	-

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the year.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each institutional class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the institutional class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The institutional class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2004.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of the class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor of financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect.

Under the R Plan, the funds have a shareholder servicing agreement with Global Markets. For these services, the class R pays Global Markets 0.05% of the daily net asset value. For the year ended August 31, 2004, Bond Market Fund Class R paid $1.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2004 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$68,922	$84,042	$35,028	$30,457
Administration fees	11,199	11,343	6,186	5,701
Custodian fees	4,547	14,501	10,959	6,063
Distribution fees	45,660	10,658	13,489	4,810
Shareholder servicing fees	16,999	9,768	8,434	5,658
Transfer agent fees	13,786	14,383	11,080	12,284
Trustees' fees	2,671	2,744	2,306	2,259
	$163,784	$147,439	$87,482	$67,232

Notes to Financial Statements

66

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

Beneficial Interest

As of August 31, 2004, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Yield Plus	2	33.3
Intermediate	3	37.6
High Yield Bond	1	12.3

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Yield Plus Fund	2004	2003	2004	2003
Proceeds from shares sold	26,341	21,568	$262,384	$214,239
Proceeds from reinvestment of distributions	276	300	2,750	2,982
Payments for shares redeemed	(22,331)	(20,856)	(222,429)	(207,134)
Total net increase (decrease)	4,286	1,012	$42,705	$10,087
Bond Market Fund
Institutional Class
Proceeds from shares sold	9,378	15,358	$96,373	$159,492
Proceeds from reinvestment of distributions	1,036	938	10,566	9,623
Payments for shares redeemed	(11,502)	(10,922)	(118,665)	(113,577)
Net increase (decrease)	(1,088)	5,374	(11,726)	55,538
Class R
Proceeds from shares sold	1	-	10	-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
Net increase (decrease)	1	-	10	-
Total net increase (decrease)	(1,087)	5,374	$(11,716)	$55,538
Intermediate Fund
Proceeds from shares sold	6,797	7,769	$68,435	$78,851
Proceeds from reinvestment of distributions	353	372	3,545	3,758
Payments for shares redeemed	(7,175)	(4,627)	(72,582)	(47,051)
Total net increase (decrease)	(25)	3,514	$(602)	$35,558
High Yield Bond Fund
Proceeds from shares sold	9,578	21,588	$82,913	$175,298
Proceeds from reinvestment of distributions	773	684	6,585	5,452
Payments for shares redeemed	(13,247)	(18,248)	(114,874)	(148,257)
Total net increase (decrease)	(2,896)	4,024	$(25,376)	$32,493

6.  Interfund Lending Program

The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during this period.

Notes to Financial Statements

67

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of resticted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

Restricted Securities (144A)

Fund - % of Net Assets Securities	Acquistion	Principal Date	Cost Per Unit Amount ($)	Cost (000) $$	Market Value (000) $
Yield Plus Fund - 14.0%
Bear Stearns Commercial Mortgage Securities	06/17/04	4,000,000	100.00	4,000	4,002
Citigroup Commercial Mortgage Trust	08/19/04	5,000,000	100.00	5,000	5,000
CS First Boston Mortgage Securities Corp. - IO	09/15/03	146,407,800	2.13	3,123	3,123
GE Business Loan Trust	12/10/03	4,823,439	100.00	4,823	4,837
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	5,000,000	100.00	5,000	5,000
KSL Resorts	06/05/03	3,000,000	100.00	3,000	3,001
MMCA Wholesale Master Owner Trust	07/30/04	4,800,000	100.05	4,803	4,827
Morgan Stanley Capital I - IO	09/17/03	45,560,000	4.64	2,113	2,113
SLM Student Loan Trust	01/28/03	8,000,000	100.00	8,000	8,001
Istar Asset Receivables Trust	09/11/03	4,537,093	100.03	4,538	4,537
					$44,441
Bond Market Fund - 1.3%
Equitable Life Assurance Society USA	11/12/98	215,000	104.86	225	256
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	4,000,000	100.00	4,000	4,000
					$4,256
Intermediate Fund - 1.6%
Bear Stearns Commercial Mortgage Securities - IO	03/08/02	5,666,000	2.19	124	124
Hospira, Inc.	06/07/04	130,000	99.74	130	136
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	2,000,000	100.00	2,000	2,000
					$2,260
High Yield Fund - 13.8%
Abitibi - Consolidated, Inc.	08/18/04	830,000	101.34	841	828
Alderwoods Group, Inc.	08/05/04	345,000	101.25	349	359
Allegheny Energy Supply	03/10/03	520,000	85.87	447	551
American Real Estate Partners, LP	05/06/04	465,000	99.29	462	481
Aztar Corp.	05/26/04	610,000	100.00	610	626
BCP Caylux Holdings Luxembourg SCA	06/03/04	855,000	100.79	862	918
Calpine Corp.	07/10/03	155,000	100.00	155	121
Calpine Corp.	01/16/04	628,650	99.38	625	534
Chesapeake Energy Corp.	07/28/04	210,000	100.00	210	216
Concentra Operating Corp.	05/25/04	920,000	99.60	916	988
Foundation PA Coal Co.	07/21/04	575,000	101.14	582	605
Hollinger Participation Trust	08/17/01	879,802	91.68	807	992
Host Marriott, LP	07/28/04	735,000	98.68	725	748
Innophos, Inc.	08/03/04	505,000	100.11	506	525
International Steel Group, Inc.	04/08/04	490,000	94.02	461	473
KRATON Polymers LLC	12/11/03	575,000	103.38	594	569
Marquee, Inc.	08/06/04	460,000	100.00	460	481

Notes to Financial Statements

68

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - August 31, 2004

Fund - % of Net Assets Securities	Acquistion	Principal Date	Cost Per Unit Amount ($)	Cost (000) $$	Market Value (000) $
MGM Mirage	03/09/04	165,000	98.54	163	156
MGM Mirage	08/11/04	475,000	100.00	475	485
Mohegan Tribal Gaming Authority	07/29/04	230,000	100.00	230	236
Newfield Exploration Co.	08/12/04	575,000	100.52	578	589
NRG Energy, Inc.	12/17/03	230,000	100.00	230	242
Qwest Corp.	08/12/04	435,000	98.68	429	440
Qwest Services Corp.	03/25/04	1,095,000	114.26	1,251	1,273
Sierra Pacific Power Co.	04/12/04	115,000	100.00	115	114
Stater Brothers Holdings	06/09/04	465,000	99.51	463	484
Stratus Technologies, Inc.	11/06/04	970,000	101.10	981	873
UGS Corp.	05/19/04	545,000	104.37	569	594
XM Satellite Radio Holdings, Inc. 2010 Warrants	08/31/00	500	202.37	101	33
Waterford Gaming LLC	06/06/03	1,047,000	100.00	1,047	1,115
					$16,649

8.  Dividends

On September 1, 2004, the Funds declared the following dividends from net investment income payable on September 8, 2004 to shareholders on record September 2, 2004.

Net Investment Income
Bond Market Fund	$0.0897
Bond Market Fund - Class R	0.0919
Intermediate Fund	0.0704
High Yield Bond Fund	0.1557

Notes to Financial Statements

69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund, and SSgA High Yield Bond (four of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

70

SSgA
Fixed Income Funds

Tax Information - August 31, 2004 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2004 as follows:

For the tax year ended August 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information

71

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

72

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

73

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

74

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years

OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

75

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110-1707

Fund Management and Service Providers

76

FIAR-08/04 (42063)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Stock Selection Fund - Class R

International Growth Opportunities Fund

Annual Report

August 31, 2004

SSgA Funds

International Equity Funds

Annual Report

August 31, 2004

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA International Equity Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites
SSgA Funds Management, Inc.
President

President's Letter

3

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SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund's management team will evaluate the countries' economic & political climates with prospects for sustained macro and micro economic growth.

SSgA Emerging Markets Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,038	20.38%
5 Years	$12,842	5.12	%+
10 Years	$13,150	2.77	%+
MSCI Emerging Markets Free Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,050	20.50%
5 Years	$12,247	4.14	%+
10 Years	$9,663	(0.34	)%+

See related Notes on following page.

Emerging Markets Fund

5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the fiscal year ended August 31, 2004, the SSgA Emerging Markets Fund gained 20.38%. This compared to the MSCI Emerging Markets Index which gained 20.50% during the same period. The Fund's performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind. The index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The largest contributors to the Fund's performance over the past 12 months were overweight positions in Brazil, Thailand and Mexico. In Brazil, much of the market's gains came in the later part of 2003 as inflation declined and the central bank cut rates. In Thailand, attractive valuation and a strong domestic growth outlook were responsible for the Fund's overweight for this period. In Mexico, the economy is finally growing after almost three years of no growth. The country is also benefiting from increased oil revenues. Also adding value during this period was stock selection in South Africa.

Detracting from performance were positions in Taiwan and Russia, as both these large markets lagged the broader benchmark. In Taiwan, some technology stocks traded lower on fears that recent strong economic numbers from the US were due to soften and could impact Asian electronics exports. Sentiment in Taiwan also suffered under the threat of renewed cross-strait tensions with the Chinese, who expressed indignation at the possibility of a Taiwanese referendum on independence. In Russia, despite firm oil prices, Russian equities have been one of emerging markets worst performers over the past year as the whole market has suffered from oil giant Yukos' trouble. Valuations remain attractive and any resolution to the Yukos tax debt situation may cause the market to rally. Also hurting performance was a zero weight in Chile. Chile outperformed the broader index, as the country saw gains in production, employment, and investor confidence. In addition, firm copper prices contributed to a rally in the Chilean peso.

Over the past year global investors have focused on a rising interest rate environment, high oil prices, and a decline in consumer demand. Investor risk appetite fell and focus shifted towards quality of corporate earnings. The process responded well to these shifts in the global markets.

How is the Fund currently positioned to meet its long-term objective?

The Fund's core approach is firmly grounded in rational investment theory and designed to outperform in any but the most extreme environment. Our global team balances a quantitative approach with qualitative inputs to ensure that the portfolio is positioned to capture country and security opportunities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  #  The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

  +  Annualized.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

Emerging Markets Fund

6

SSgA

Emerging Markets Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemptions of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending account value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$933.19	$1,018.72
Expenses Paid During Period *	$6.07	$6.34

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

7

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SSgA
Emerging Markets Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.4%
Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	23,456	906
Brazil - 7.2%
Aracruz Celulose SA ADR	42,444	1,477
Banco Bradesco SA ADR (z)	65,532	3,195
Cia de Bebidas das Americas ADR (z)	7,344	298
Cia de Bebidas das Americas ADR (z)	84,899	1,842
Cia de Concessoes Rodoviarias	144,800	1,799
Cia Energetica de Minas Gerais ADR	60,866	1,128
Cia Siderurgica Nacional SA	152,400	2,352
Cia Siderurgica Nacional SA ADR	148,592	2,300
Cia Vale do Rio Doce ADR	153,282	7,465
Natura Cosmeticos SA	23,000	443
Petroleo Brasileiro SA ADR Class R	487,310	13,625
Petroleo Brasileiro SA ADR Class R	230,846	7,099
Tele Celular Sul Participacoes SA	855,930,304	991
Tele Norte Leste (Æ)	109,205	1,433
Tele Norte Leste Participacoes SA ADR Class R (z)	198,430	2,718
Votorantim Celulose e Papel SA ADR	59,204	2,080
		50,245
Canada - 0.2%
PetroKazakhstan, Inc. Class A	52,600	1,576
China - 2.7%
China International Marine Containers Co., Ltd. Class B	301,600	423
China Life Insurance Co., Ltd. Class H (Æ)(z)	1,934,000	1,147
China Petroleum & Chemical Corp. Class H	8,059,000	3,151
China Shipping Development Co., Ltd. Class H (z)	1,508,000	1,044
China Telecom Corp., Ltd. Class H	9,792,000	3,170
Datang International Power Generation Co., Ltd. Class H (z)	600,000	465
Huadian Power International Co. Class H	1,304,000	380
Huaneng Power International, Inc. Class H (z)	1,132,000	842
Jiangsu Express Class H	1,056,000	426
PetroChina Co., Ltd. Class H (z)	6,206,000	3,123
Ping An Insurance Group Co. of China, Ltd. Class H (Æ)(z)	503,500	658
Sinopec Beijing Yanhua Petrochemical Co., Ltd. (z)	1,502,500	520

	Principal Amount ($) or Shares	Market Value $
Sinopec Shanghai Petrochemical Co., Ltd. Class H (z)	3,548,000	1,228
Sinopec Zhenhai Refining & Chemical Co., Ltd. Class H (z)	770,000	740
Weichai Power Co., Ltd. Class H	528,000	961
Yanzhou Coal Mining Co., Ltd. Class H (z)	362,000	392
Zhejiang Southeast Electric Power Co. Class B	612,000	399
		19,069
Czech Republic - 1.1%
Cesky Telecom AS	170,227	2,155
CEZ	325,283	2,550
Komercni Banka AS	14,490	1,562
Unipetrol (Æ)	221,152	698
Zentiva NV (Æ)	40,962	935
		7,900
Egypt - 0.9%
Commercial International Bank	232,730	937
MobiNil-Egyptian Mobile Services Class V	73,682	1,123
Orascom Construction Industries	163,440	3,278
Orascom Telecom Holding SAE (Æ)	43,250	992
		6,330
Hong Kong - 2.3%
China Mengniu Dairy Co., Ltd. (Æ)	807,000	507
China Merchants Holdings International Co., Ltd.	710,000	1,074
China Mobile Hong Kong, Ltd.	2,451,200	7,149
CITIC International Financial Holdings, Ltd. (z)	1,314,000	539
CNOOC, Ltd.	4,470,500	2,106
Denway Motors, Ltd. (z)	1,780,000	702
Digital China Holdings, Ltd. (Æ)	1,147,000	305
GZI Transportation, Ltd.	2,550,000	678
Lifestyle International Holdings, Ltd.	1,177,500	1,570
Shanghai Industrial Holdings, Ltd. (z)	270,000	493
Shenzhen Investment, Ltd.	2,160,000	263
Tencent Holdings, Ltd. (Æ)	1,479,000	697
		16,083
Hungary - 2.0%
Gedeon Richter Rt.	16,421	1,762
Matav Magyar Tavkozlesi Rt	358,320	1,454
Mol Magyar Olaj- es Gazipari Rt.	75,543	3,296
OTP Bank Rt	338,439	7,396
		13,908

Emerging Markets Fund

9

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
India - 0.7%
Arvind Mills, Ltd. (Æ)	462,000	808
Divi's Laboratories, Ltd.	10,441	265
Housing Development Finance Corp.	23,465	282
ICICI Bank, Ltd.	36,803	214
InfoSystem Technologies, Ltd.	34,660	1,179
Ranbaxy Laboratories, Ltd.	35,352	731
Raymond, Ltd.	94,642	448
Reliance Industries	12,139	125
Sterling Biotech, Ltd.	169,258	500
		4,552
Indonesia - 2.8%
Aneka Tambang Tbk PT	6,016,500	803
Astra International Tbk PT	5,112,620	3,465
Bank Rakyat Indonesia	7,143,500	1,315
Gudang Garam Tbk PT	884,500	1,204
HM Sampoerna Tbk PT	4,405,090	2,492
Indonesian Satellite Corp. Tbk PT	3,363,000	1,507
International Nickel Indonesia Tbk PT	1,186,000	1,025
Kalbe Farma Tbk PT	8,800,000	371
Tambang Batubara Bukit Asam Tbk PT	13,950,000	1,154
Telekomunikasi Indonesia Tbk PT	7,807,000	6,374
		19,710
Israel - 1.8%
Retalix, Ltd. (Æ)	23,700	443
Teva Pharmaceutical Industries, Ltd. ADR	452,378	12,328
		12,771
Luxembourg - 0.3%
Tenaris SA Class R	53,100	2,047
Malaysia - 3.3%
AMMB Holdings BHD	1,477,800	1,276
Commerce Asset Holdings BHD Class D	1,438,300	1,741
DRB-Hicom BHD Class D	518,000	281
Genting BHD	345,500	1,446
Hong Leong Bank BHD	428,000	561
IOI Corp. BHD	589,300	1,341
Kuala Lumpur Kepong BHD	370,000	633
Malayan Banking BHD	876,700	2,399
Malaysia International Shipping Corp. BHD	748,300	2,462
Malaysian Airline System BHD	509,000	576
Maxis Communications BHD	380,700	857
PLUS Expressways BHD	1,267,400	830
Public Bank BHD	586,000	1,049

	Principal Amount ($) or Shares	Market Value $
Puncak Niaga Holding BHD (Æ)	256,000	154
Resorts World BHD	682,400	1,589
Tanjong PLC	616,200	2,027
Telekom Malaysia BHD	979,500	2,732
UMW Holdings BHD	373,000	481
YTL Corp. BHD	658,500	797
		23,232
Mexico - 8.6%
Alfa SA de CV Class A	478,400	1,573
America Movil SA de CV	4,053,100	6,967
America Movil SA de CV ADR Class L	193,694	6,634
Cemex SA de CV	151,257	4,281
Cemex SA de CV ADR	723,667	4,109
Coca-Cola Femsa SA de CV ADR (z)	90,035	1,835
Consorcio ARA SA de CV (Æ)	279,800	750
Corp GEO SA de CV (Æ)	957,915	1,249
Corp Interamericana de Entretenimiento SA Class B (Æ)	312,500	648
Fomento Economico Mexicano SA de CV ADR	25,200	1,089
Grupo Aeroportuario del Sureste SA de CV Class B	613,600	1,291
Grupo Carso SA de CV	392,000	1,797
Grupo Financiero Inbursa SA Class O	557,800	824
Grupo Mexico SA de CV (Æ)	494,000	1,764
Grupo Modelo SA	414,200	989
Grupo Televisa SA ADR	131,964	6,351
Telefonos de Mexico SA de CV	2,811,000	4,565
Telefonos de Mexico SA de CV ADR	227,428	7,366
Urbi Desarrollos Urbanos SA de CV (Æ)	434,800	1,382
Wal-Mart de Mexico SA de CV	1,208,473	3,852
Wal-Mart de Mexico SA de CV ADR	25,586	813
		60,129
Philippines - 0.2%
Philippine Long Distance Telephone - ADR (Æ)	74,900	1,698
Poland - 0.9%
Bank BPH	7,782	845
Bank Zachodni WBK SA	14,637	324
Computerland Poland SA (Æ)	17,102	538
Echo Investment SA (Æ)	22,930	520
Grupa Kety SA	1,734	66
KGHM Polska Miedz SA (Æ)	84,231	691
Polski Koncern Naftowy Orlen	188,322	1,663
Telekomunikacja Polska SA	378,214	1,495
		6,142

Emerging Markets Fund

10

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Russia - 6.9%
Cherepovets MK Severstal	12,105	2,118
Lukoil ADR	148,630	17,539
MMC Norilsk Nickel ADR Class R	79,998	4,512
Mobile TeleSystems ADR	9,605	1,243
OAO Gazprom ADR Class A (l)	29,656	979
OAO Gazprom ADR (z)	107,409	3,544
Sberbank RF	5,133	2,012
Surgutneftegaz ADR	67,577	2,923
Surgutneftegaz ADR (z)	259,357	9,052
Unified Energy System GDR	64,896	1,732
Vimpel-Communications ADR (Æ)	12,827	1,258
YUKOS ADR Class R (z)	62,766	1,054
		47,966
Singapore - 0.2%
Total Access Communication, Ltd. (Æ)	364,000	1,099
South Africa - 5.9%
ABSA Group, Ltd.	236,834	1,964
African Bank Investments, Ltd.	1,031,365	1,838
Alexander Forbes, Ltd.	828,900	1,346
Barloworld, Ltd.	212,100	2,394
FirstRand, Ltd.	2,413,586	3,883
Imperial Holdings, Ltd.	80,692	932
Ispat Iscor, Ltd.	175,244	1,239
JD Group, Ltd.	263,612	1,805
Kumba Resources, Ltd.	105,700	581
Liberty Group, Ltd.	207,384	1,716
Massmart Holdings, Ltd.	244,563	1,285
MTN Group, Ltd.	591,502	2,715
Remgro, Ltd.	69,194	843
Sanlam, Ltd.	1,395,370	1,884
Sappi, Ltd.	239,721	3,380
Sasol, Ltd.	159,730	2,740
Standard Bank Group, Ltd.	406,185	2,713
Steinhoff International Holdings, Ltd.	1,935,942	2,386
Telkom SA, Ltd.	315,323	3,761
Truworths International, Ltd.	1,176,400	1,877
		41,282
South Korea - 17.9%
CJ Corp.	37,900	1,935
Daelim Industrial Co.	46,250	1,757
Hanjin Shipping	79,030	1,369
Hyosung Corp.	152,049	1,235
Hyundai Department Store Co., Ltd.	52,344	1,561
Hyundai Mobis	57,530	2,828
Hyundai Motor Co.	199,300	8,637
Industrial Bank of Korea	173,150	1,128
Kookmin Bank (Æ)	249,479	7,973

	Principal Amount ($) or Shares	Market Value $
Korean Air Lines Co., Ltd. (Æ)	78,995	1,118
KT Corp. ADR (z)	258,522	4,529
KT&G Corp.	87,000	2,221
LG Chem, Ltd.	65,710	2,499
LG Electronics, Inc.	59,305	2,833
LG Petrochemical Co., Ltd.	52,680	1,219
NCSoft Corp. (Æ)	13,670	988
Orion Corp.	17,250	1,206
Poongsan Corp.	95,870	907
POSCO	65,360	9,395
Samsung Corp.	352,910	4,260
Samsung Electronics Co., Ltd.	108,221	42,387
Samsung Fire & Marine Insurance Co., Ltd.	37,447	2,234
Samsung Heavy Industries Co., Ltd.	412,622	1,817
Samsung SDI Co., Ltd.	34,840	3,570
Shinhan Financial Group Co., Ltd.	263,990	4,471
SK Corp.	93,780	3,559
SK Telecom Co., Ltd. (z)	39,078	739
SK Telecom Co., Ltd. ADR Class R	39,430	5,941
		124,316
Taiwan - 11.4%
Acer, Inc.	1,531,629	2,046
Advanced Semiconductor Engineering, Inc. (Æ)	1,375,677	1,006
Asustek Computer, Inc.	1,177,013	2,638
AU Optronics Corp.	1,703,100	2,195
Benq Corp.	2,052,520	2,107
Cathay Financial Holding Co., Ltd.	2,118,733	3,718
Chang Hwa Commercial Bank (Æ)	4	-
Cheng Shin Rubber Industry Co., Ltd.	413,192	536
China Development Financial Holding Corp.	3,828,694	1,705
China Motor Corp.	365,000	427
China Steel Corp.	3,170,614	2,974
Chinatrust Financial Holding Co.	4,191,516	4,438
Chunghwa Telecom Co., Ltd.	1,049,000	1,671
CMC Magnetics Corp.	1,080,000	535
Compal Electronics, Inc.	1,434,553	1,362
Delta Electronics, Inc.	1,325,008	1,704
Evergreen Marine Corp.	696,195	634
Far Eastern Department Stores Co., Ltd.	1,887,000	929
Far Eastern Textile Co., Ltd.	1,741,520	1,038
First Financial Holding Co., Ltd. (Æ)	2,266,000	1,584
Formosa Chemicals & Fibre Co.	1,493,573	2,401
Formosa Plastics Corp.	1,608,000	2,419
HON HAI Precision Industry	1,186,069	3,901
Kaulin Manufacturing Co., Ltd.	435,850	531
Lite-On Technology Corp. Class P	1,262,712	1,184
MediaTek, Inc.	288,510	2,042

Emerging Markets Fund

11

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mega Financial Holding Co., Ltd.	5,388,000	3,274
Nan Ya Plastics Corp.	2,394,044	3,319
Nien Hsing Textile Co., Ltd.	841,000	727
Phoenixtec Power Co., Ltd.	292,000	306
Polaris Securities Co., Ltd.	1,067,188	504
Powerchip Semiconductor Corp. (Æ)	800,000	566
President Chain Store Corp.	366,704	546
Quanta Computer, Inc.	852,359	1,458
Siliconware Precision Industries Co.	1,079,100	796
Synnex Technology International Corp.	308,000	459
Taishin Financial Holdings Co., Ltd.	1,617,213	1,235
Taiwan Cellular Corp.	2,609,000	2,462
Taiwan Cement Corp.	1,092,960	548
Taiwan Semiconductor Manufacturing Co., Ltd.	7,434,702	10,307
United Microelectronics Corp. (Æ)	7,293,940	4,969
Walsin Lihwa Corp. (Æ)	1,316,000	648
Wan Hai Lines, Ltd.	1,060,500	957
Yageo Corp. (Æ)	1,069,000	446
		79,252
Thailand - 4.1%
Advanced Info Service PCL	1,238,600	2,783
Airports of Thailand PCL (Æ)	1,054,300	1,292
Bangkok Bank PCL (Æ)	837,400	1,871
Bangkok Bank PCL (Alien Market) (Æ)	456,900	1,087
Kasikornbank PCL (Æ)	3,128,500	3,515
Kiatnakin Finance PCL	823,400	579
Land and Houses PCL	6,338,700	1,386
PTT Exploration & Production PCL	394,440	2,654
PTT PCL	1,048,833	3,654
Shin Corp. PCL	2,195,600	1,847
Siam Cement PCL	268,300	1,470
Siam Cement PCL (Alien Market)	333,300	1,938
Siam City Bank PCL	1,722,700	931
Sino Thai Engineering & Construction PCL	3,240,000	732
Thai Airways International PCL	1,599,200	1,921
True Corp. PCL (Æ)	5,091,900	618
Univanich Palm Oil PCL	736,700	500
		28,778
Turkey - 2.1%
Akbank TAS	631,463,104	2,690
Anadolu Efes Biracilik Ve Malt Sanayii AS	75,882,064	1,020
Arcelik (Æ)	84,602,776	442
Dogan Sirketler Grubu Holdings (Æ)	488,796,864	838
Dogan Yayin Holding (Æ)	172,183,920	619
Eregli Demir ve Celik Fabrikalari TAS	384,923,008	1,319
Finansbank (Æ)	638,636,992	744

	Principal Amount ($) or Shares	Market Value $
Ford Otomotiv Sanayi AS	119,732,000	893
KOC Holding AS	195,518,752	1,061
T Sise Cam Turk Sise ve Can Fabrikalari AS	258,969,088	573
Tupras Turkiye Petrol Rafine	96,238,512	743
Turkcell Iletisim Hizmet AS	135,148,400	495
Turkiye Garanti Bankasi AS (Æ)	270,218,912	886
Turkiye Is Bankasi	556,203,648	1,842
Vestel Elektronik Sanayi (Æ)	151,465,712	549
		14,714
United Kingdom - 3.8%
Anglo American PLC	1,109,457	25,179
Old Mutual PLC	696,000	1,332
		26,511
Total Common Stocks (cost $508,256)		610,216
Preferred Stocks - 6.5%
Brazil - 4.2%
All America Latina Logistica SA (Æ)	87,200	1,810
Banco Bradesco SA	25,250	1,226
Banco Itau Holding Financeira SA	46,057,800	4,656
Brasil Telecom Participacoes SA	293,289,312	1,894
Brasil Telecom SA	656,992	3
Caemi Mineracao e Metalurgica SA (Æ)	7,600,000	4,061
Cia Energetica de Minas Gerais	145,700,000	2,678
Investimentos Itau SA	2,269,000	2,773
Tele Celular Sul Participacoes SA	133,237,560	183
Telemar Norte Este SA (Æ)	81,200	1,506
Telemig Celular Participacoes SA	877,789,504	1,306
Telesp Celular Participacoes SA (Æ)	247,400,000	645
Usinas Siderurgicas de Minas Gerais SA	357,600	5,635
Vale Rio Doce (Æ)	36,495	595
		28,971
Russia - 0.3%
Transneft	2,847	2,377
South Korea - 2.0%
Daishin Securities Co., Ltd.	98,370	692
Hyundai Motor Co.	53,770	1,282
LG Electronics, Inc.	114,950	3,030
Samsung Electronics Co., Ltd.	35,290	9,103
		14,107
Total Preferred Stocks (cost $32,768)		45,455

Emerging Markets Fund

12

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 9.3%
United States - 9.3%
Citigroup, Inc. (Ê)(§) 1.780% due 02/07/05	20,000	20,009
Goldman Sachs Group, Inc. Series MTNB (Ê)(§) 1.931% due 11/16/04	5,400	5,402
Merrill Lynch & Co., Inc. (Ê)(§) 1.740% due 07/11/05	5,400	5,404
SSgA Prime Money Market Fund (§)	4,080,727	4,081
State Street Navigator Securities Prime Lending Portfolio (Ω)	29,672,043	29,672
Total Short-Term Investments (cost $64,577)		64,568
Total Investments - 103.2% (identified cost $605,601)		720,239
Other Assets and Liabilities Net - (3.2%)		(22,346)
Net Assets - 100.0%		697,893

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 09/04 (170)	4,155	4
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		4

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,287	HKD	10130	11/25/05	20
USD	2,000	HKD	15,707	11/25/05	26
USD	2,956	HKD	22,994	11/25/05	10
USD	21,845	HKD	168,494	11/25/05	(110)
HKD	10,130	USD	1,287	11/25/05	(20)
HKD	15,707	USD	2,000	11/25/05	(26)
HKD	22,994	USD	2,956	11/25/05	(10)
HKD	168,494	USD	21,845	11/25/05	110
TRL	1,664,680,000	USD	1,102	09/02/04	(562)
					(562)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

13

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Auto and Transportation	4.6	32,357
Consumer Discretionary	5.0	34,752
Consumer Staples	2.8	19,113
Financial Services	14.3	99,900
Health Care	2.3	16,392
Integrated Oils	9.6	67,255
Materials and Processing	18.1	126,103
Miscellaneous	1.9	13,291
Other Energy	3.2	22,187
Preferred Stocks	0.3	2,101
Producer Durables	9.2	64,290
Technology	6.6	45,933
Utilities	16.0	111,997
Short-Term Investments	9.3	64,568
Total Investments	103.2	720,239
Other Assets and Liabilities, net	(3.2)	(22,346)
Net Assets	100.0	697,893
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	5.9	41,282
Asia	47.6	331,897
Europe	13.7	95,959
Latin America	20.0	139,346
Middle East	2.7	19,100
United Kingdom	3.8	26,511
Other	0.2	1,576
Short-Term Investments	9.3	64,568
Total Investments	103.2	720,239
Other Assets and Liabilities, net	(3.2)	(22,346)
Net Assets	100.0	697,893

Portfolio Summary	% of Net Assets
Austria	0.1
Brazil	11.4
Canada	0.2
China	2.7
Czech Republic	1.1
Egypt	0.9
Hong Kong	2.3
Hungary	2.0
India	0.7
Indonesia	2.8
Israel	1.8
Luxembourg	0.3
Malaysia	3.3
Mexico	8.6
Philippines	0.2
Poland	0.9
Russia	7.2
Singapore	0.2
South Africa	5.9
South Korea	19.9
Taiwan	11.4
Thailand	4.1
Turkey	2.1
United Kingdom	3.8
Short-Term Investments	9.3
Total Investments	103.2
Other Assets and Liabilities Net	(3.2)
Net Assets	100.0
Futures Contracts	-*
Foreign Currency Exchange Contracts	0.1
Index Swaps	0.1

* Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

14

SSgA
Emerging Markets Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Index Swaps

Fund Receives Return on the Index	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	1,310	3 Month USD LIBOR- BBA minus 2.75%	12/09/04	273
MSCI India Gross Dividends Reinvested	Morgan Stanley	3,500	3 Month USD LIBOR- BBA minus 2.00%	12/13/04	176
MSCI Korea Gross Dividends Reinvested	Morgan Stanley	4,712	3 Month USD LIBOR- BBA minus 2.50%	10/05/04	34
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,052	3 Month USD LIBOR- BBA minus 2.75%	12/09/04	1
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,482	3 Month USD LIBOR- BBA minus 2.00%	03/10/05	(49)
MSCI Poland Total Return Index Swap	Merrill Lynch	1,900	3 Month USD LIBOR- BBA minus 2.50%	07/22/05	(32)
MSCI Taiwan Index Price Return Index	Merrill Lynch	8,000	3 Month USD LIBOR- BBA minus 4.00%	06/02/05	(238)
MSCI Taiwan Index Price Return Index	Merrill Lynch	4,033	3 Month USD LIBOR- BBA minus 4.00%	08/08/05	293
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	7,091	3 Month USD LIBOR- BBA minus 2.25%	03/15/05	210
					668

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

15

This page has been intentionally left blank.

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk control for excessive size or style exposures and is benchmark oriented.

SSgA International Stock Selection Fund - Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,419	24.19%
5 Years	$9,868	(0.26	)%+
Inception	$13,261	3.02	%+
SSgA International Stock Selection Fund - Class R ‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,376	23.76%
5 Years	$9,680	(0.65	)%+
Inception	$12,676	2.53	%+
MSCI® EAFE® Index (Net dividend)
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,264	22.64%
5 Years	$9,432	(1.16	)%+
Inception	$15,224	4.52	%+

See related Notes on following page.

International Stock Selection Fund

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

How did the Fund's performance over the past 12 months compare to its benchmark?

For the fiscal year ended August 31, 2004, the SSgA International Stock Selection Fund Institutional Class and Class R gained 24.19% and 23.76%, respectively. This compared to the MSCI EAFE® Index, which gained 22.64% during the same period. The Fund's performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind. The index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund outperformed for the year due to stock selection. The quantitative used by the management team model ranks stocks on three criteria; value, growth and sentiment. The strategy remains neutral to style, sector, country and market capitalization. Stock selection is the primary source of excess return.

The strongest contributors to the Fund's performance included Puma, the German athletic-wear manufacturer, and Sanofi Aventis, the French pharmaceutical maker.

The weakest contributors to Fund performance included the positions in Olympus Optical Corp., the Japanese medical fiber optic producer and distributor, and ASML Holdings, a Dutch electronics company that manufactures lithographic technology.

Over the past year, global investors focused on the rising interest rate environment, high oil prices, and a decline in consumer demand. Investor risk appetite has fallen and focus has shifted towards the quality of corporate earnings.

The Fund's investment process responded well to shifts in the global markets, which added value consistently during the year. As a quantitative manager, our stock selection identified attractive stocks based on valuation, growth, and sentiment standpoint.

How is the Fund currently positioned to meet its long-term objective?

The Fund is currently managed with a core approach and designed to outperform in any but the most extreme environment. The Fund balances a quantitative approach with qualitative inputs to ensure that the portfolio is positioned to capture investment opportunities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on March 7, 1995. Index comparison began March 1, 1995.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and can not be invested in directly.

  +  Annualized.

  ‡  Performance for the International Stock Selection Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average net assets for the period May 14, 2004 to August 31, 2004.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

International Stock Selection Fund

18

SSgA

International Stock Selection Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemptions of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending account value lower.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$989.53	$1,019.97
Expenses Paid During Period *	$5.00	$5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,053.22	$1,022.36
Expenses Paid During Period *	$2.71	$2.66

* Expenses are equal to the Fund's annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the period since inception). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund

19

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SSgA
International Stock Selection Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.2%
Australia - 3.1%
Coles Myer, Ltd.	261,402	1,659
Origin Energy, Ltd.	231,730	966
Qantas Airways, Ltd.	256,242	617
QBE Insurance Group, Ltd. (z)	72,807	651
		3,893
Austria - 1.3%
OMV AG	6,887	1,577
Belgium - 2.0%
Dexia (z)	79,836	1,378
KBC Bancassurance Holding (z)	18,332	1,106
		2,484
Denmark - 1.2%
William Demant Holding (Æ)(z)	37,600	1,460
Finland - 3.3%
Fortum OYJ	90,400	1,272
Kesko OYJ Class B (z)	33,300	728
Nokia OYJ	89,791	1,052
Outokumpu OYJ	69,200	1,087
		4,139
France - 13.9%
Air France (Æ)(z)	77,516	1,187
Alcatel SA (z)	51,872	607
AXA (Æ)	53,486	1,094
BNP Paribas (z)	34,997	2,122
France Telecom	40,489	958
Galeries Lafayette (z)	2,917	494
Renault SA (Æ)(z)	25,095	2,018
Sanofi-Aventis Class W (z)	35,189	2,508
Societe Assurances Generales de France (Æ)(z)	24,808	1,419
Societe Generale (Æ)(z)	24,871	2,127
Suez SA (z)	43,577	846
Total SA (z)	10,070	1,964
		17,344
Germany - 6.6%
Continental AG (z)	23,900	1,242
Deutsche Bank AG	9,948	677
Deutsche Telekom (Æ)	93,688	1,636
E.ON AG (Æ)(z)	24,200	1,719
Puma AG Rudolf Dassler Sport (Æ)	6,748	1,650
SAP AG (z)	9,165	1,337
		8,261

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 1.8%
Cheung Kong Holdings, Ltd.	124,000	1,073
Sino Land Co. (z)	1,042,000	775
Tencent Holdings, Ltd. (Æ)	689,000	325
		2,173
Italy - 1.3%
Banca Intesa SpA	238,750	876
ENI-Ente Nazionale Idrocarburi SpA (Æ)	34,335	703
		1,579
Japan - 21.9%
Amada Co., Ltd.	221,000	1,256
Asahi Breweries, Ltd.	95,500	907
Chubu Electric Power Co., Inc. (z)	49,500	1,091
Dai Nippon Printing Co., Ltd.	127,000	1,873
Daiwa Securities Group, Inc. (z)	134,000	872
Fujisawa Pharmaceutical Co., Ltd.	39,500	943
Hitachi, Ltd.	218,000	1,375
Japan Tobacco, Inc.	181	1,477
Kawasaki Kisen Kaisha, Ltd. (z)	182,000	1,170
KDDI Corp.	146	704
Kuraray Co., Ltd.	196,000	1,473
Kyushu Electric Power Co., Inc.	56,800	1,088
Mitsubishi Corp.	160,000	1,662
Mitsubishi Electric Corp.	105,000	509
Mitsubishi Gas Chemical Co., Inc.	385,000	1,638
Mitsubishi Tokyo Financial Group, Inc.	141	1,273
Mitsui Sumitomo Insurance Co., Ltd.	94,000	834
Nippon Steel Corp.	582,000	1,339
Nippon Telegraph & Telephone Corp.	230	999
Nisshin Seifun Group, Inc.	113,000	1,130
OJI Paper Co., Ltd.	212,000	1,283
Santen Pharmaceutical Co., Ltd.	59,500	1,107
Sekisui Chemical Co., Ltd.	124,000	936
Toshiba Corp. (z)	105,000	390
		27,329
Netherlands - 6.7%
ABN AMRO Holding NV	66,501	1,413
ASML Holding NV (Æ)	67,726	866
ING Groep NV	75,394	1,842
Koninklijke Philips Electronics NV	67,416	1,556
Royal Dutch Petroleum Co. (z)	32,637	1,649
Unilever NV	15,972	958
		8,284
Norway - 0.6%
Norsk Hydro ASA	12,920	808

International Stock Selection Fund

21

SSgA
International Stock Selection Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spain - 1.5%
Repsol YPF SA	91,867	1,903
Sweden - 3.8%
Ainax AB	1,096	35
Nordea Bank AB	333,215	2,556
Telefonaktiebolaget LM Ericsson Class B (Æ)	250,800	676
Volvo AB Series B	43,500	1,488
		4,755
Switzerland - 5.4%
Nestle SA	8,185	1,938
Rieter Holding AG	6,833	1,842
UBS AG	43,053	2,889
		6,669
United Kingdom - 22.8%
Aviva PLC	98,660	945
Barclays PLC	135,499	1,258
BP PLC	141,448	1,258
BT Group PLC	570,563	1,884
GlaxoSmithKline PLC	188,006	3,836
HBOS PLC	96,133	1,179
HSBC Holdings PLC	136,036	2,118
Next PLC	60,052	1,612
Persimmon PLC	115,900	1,401
Reckitt Benckiser PLC Series C	68,472	1,804
Reuters Group PLC	303,221	1,751
SABMiller PLC	86,286	1,076
Scottish Power PLC	156,910	1,139
Somerfield PLC	327,459	835
Trinity Mirror PLC	147,318	1,714
Vodafone Group PLC	1,146,025	2,611
William Hill PLC	203,480	1,994
		28,415
Total Common Stocks (cost $109,783)		121,073

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 0.2%
Cayman Islands - 0.2%
MTI Capital Cayman, Ltd. 0.500% due 10/01/07	39,000	243
Total Long-Term Investments (cost $312)		243
Short-Term Investments - 21.6%
United States - 21.6%
SSgA Prime Money Market Fund (§)	2,377,754	2,378
State Street Navigator Securities Prime Lending Portfolio (Ω)	24,581,507	24,582
Total Short-Term Investments (cost $26,960)		26,960
Total Investments - 119.0% (identified cost $137,055)		148,276
Other Assets and Liabilities Net - (19.0)%		(23,744)
Net Assets - 100.0%		124,532

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

22

SSgA
International Stock Selection Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 09/04 (70)	1,373	(11)
TOPIX Index (Japan) expiration date 09/04 (7)	721	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(10)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,204	EUR	975	09/24/04	(17)
USD	603	GBP	330	09/24/04	(8)
USD	854	JPY	93,200	09/24/04	1
					(24)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Auto and Transportation	6.2	7,722
Consumer Discretionary	11.6	14,411
Consumer Staples	7.8	9,722
Financial Services	23.0	28,664
Health Care	7.9	9,855
Integrated Oils	7.9	9,861
Materials and Processing	7.9	9,798
Other Energy	1.8	2,238
Producer Durables	9.2	11,413
Technology	1.3	1,662
Utilities	12.6	15,727
Short-Term Investments	21.6	26,960
Long-Term Investments	0.2	243
Total Investments	119.0	148,276
Other Assets and Liabilities, net	(19.0)	(23,744)
Net Assets	100.0	124,532

Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	4.9	6,066
Europe	47.6	59,263
Japan	21.9	27,329
United Kingdom	22.8	28,415
Short-Term Investments	21.6	26,960
Long-Term Investments	0.2	243
Total Investments	119.0	148,276
Other Assets and Liabilities, net	(19.0)	(23,744)
Net Assets	100.0	124,532

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

23

SSgA
International Stock Selection Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Australia	3.1
Austria	1.3
Belgium	2.0
Denmark	1.2
Finland	3.3
France	13.9
Germany	6.6
Hong Kong	1.8
Italy	1.3
Japan	21.9
Netherlands	6.7
Norway	0.6
Spain	1.5
Sweden	3.8
Switzerland	5.4
United Kingdom	22.8
Long-Term Investments	0.2
Short-Term Investments	21.6
Total Investments	119.0
Other Assets and Liabilities Net	(19.0)
Net Assets	100.0
Futures Contracts	0.1
Foreign Currency Exchange Contracts	-*

* Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

24

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily securities of foreign issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index.

Strategy:  The Fund will attempt to meet its objective through the active selection of foreign equity securities based on the fundamental analysis of companies and investment themes. The investment approach is defined predominantly by a bottom-up stock selection process, informed by a top-down macroeconomic outlook.

SSgA International Growth Opportunities Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,117	11.17%
5 Years	$8,307	(3.64	)%+
Inception	$9,448	(0.89	)%+
MSCI® EAFE® Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,309	23.09%
5 Years	$9,594	(0.83	)%+
Inception	$10,739	1.13	%+
MSCI® EAFE® Index (Net dividend)
Period Ended 8/31/2004	Growth of $10,000	Total Return
1 Year	$12,264	22.64%
5 Years	$9,432	(1.16	)%+
Inception	$10,518	0.80	%+

See related Notes on following page.

International Growth Opportunities Fund

25

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund underperformed its benchmark over the past 12 months. Specifically, the fund's 11.17% return trailed the MSCI® EAFE® return of 23.09% by 11.92%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

In a market subject to rapid sector rotation, a number of the Fund's core diversified financial holdings contributed positively to performance. These contributors included UBS, ING and HSBC, which were able to take advantage of the lowering interest rates within the context of their fixed-income operations. The Fund's long standing overweight to health care also positively impacted the Fund, as the defensive qualities of companies such as Novartis were rewarded by investors. The Fund's core positions within the energy sector, such as BP and Total, were also strong performers over the period.

Detracting from the Fund's relative performance was the overweight to the technology sector. Semi-conductor stocks performed poorly. The Fund's positions in ASML Holdings and Taiwan Semiconductor contributed to underperformance. Other poor performers included a number of media stocks, most recently BSkyB, the British cable TV company. Despite improving trends in advertising spending, these stocks fell due to disappointing earnings.

The market environment over the last twelve months has not rewarded growth-oriented stocks, with any change downward in a company's premium rating impacting the Fund. These corrections, coupled with a protracted lagging in the large, higher-quality stocks, contributed to underperformance.

How is the Fund currently positioned to meet its long-term objective?

The management team believes that international stocks have been disproportionately sold down against a backdrop of political unrest and commodity price increases. This is especially so given our current outlook of steady, if unremarkable, growth and corporate earnings. In particular, the management team sees potential value in some of the Asian markets (most notably Japan) as the markets return to low inflation rather than deflation. Accordingly, the Fund has been diversified into a number of Japanese stocks designed to benefit from a domestic consumer-driven recovery, including financials and industrial stocks. In terms of sectors, the Fund is widely diversified across the spectrum with recent trades emphasizing the consumer staples area and health care to reflect the rotational nature of the current environment.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and can be invested in directly.

  +  Annualized.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

International Growth Opportunities Fund

26

SSgA

International Growth Opportunities Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemptions of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending account value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$927.02	$1,019.47
Expenses Paid During Period *	$5.33	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund

27

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SSgA
International Growth Opportunities Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Australia - 1.0%
News Corp., Ltd. (z)	72,033	561
China - 0.9%
Semiconductor Manufacturing International Corp. (Æ)(z)	2,724,000	559
France - 13.1%
AXA	53,434	1,093
BNP Paribas	21,520	1,305
L'Oreal SA (z)	18,126	1,207
LVMH Moet Hennessy Louis Vuitton SA (z)	7,574	485
Renault SA (z)	9,698	780
Sanofi-Aventis Class W (z)	7,651	545
Sanofi-Aventis Class S (z)	16,238	1,155
Total SA (z)	6,045	1,179
		7,749
Germany - 5.7%
E.ON AG (z)	12,782	908
SAP AG	8,747	1,276
Siemens AG	17,766	1,217
		3,401
Hong Kong - 2.9%
Sun Hung Kai Properties, Ltd.	183,000	1,701
Ireland - 4.5%
Allied Irish Banks PLC	39,922	631
Allied Irish Banks PLC	19,946	315
CRH PLC	59,938	1,363
CRH PLC	9,400	215
Ryanair Holdings PLC ADR (Æ)(z)	5,505	171
		2,695
Italy - 3.7%
ENI SpA (z)	59,917	1,227
Luxottica Group SpA (z)	19,434	327
Sanpaolo IMI SpA	59,600	667
		2,221
Japan - 19.7%
Asahi Glass Co.	163,000	1,579
Bank of Yokohama, Ltd. (The)(Æ)	147,000	876
Eisai Co., Ltd.	29,300	838
Fanuc, Ltd.	20,500	1,097
Komatsu, Ltd.	156,000	960

	Principal Amount ($) or Shares	Market Value $
Nomura Holdings, Inc.	76,000	1,051
Seven-Eleven Japan Co., Ltd. Class D (z)	38,000	1,163
Sumitomo Mitsui Financial Group, Inc. (z)	303	1,837
Toto, Ltd.	73,000	723
Toyota Motor Corp.	39,800	1,576
		11,700
Netherlands - 5.3%
ASML Holding NV (Æ)	52,466	671
ING Groep NV (z)	71,522	1,748
Royal Numico NV (Æ)	23,610	743
		3,162
Norway - 1.1%
Yara International ASA (Æ)	72,657	647
Singapore - 2.3%
Flextronics International, Ltd. (Æ)	111,100	1,379
South Korea - 1.6%
Samsung Electronics Co., Ltd. GDR (z)(l)	7,507	957
Spain - 2.1%
Telefonica SA	88,956	1,266
Sweden - 1.3%
Assa Abloy AB Class B (z)	63,400	763
Switzerland - 9.2%
Nestle SA	4,770	1,129
Novartis AG Class G	44,262	2,049
Roche Holding AG	11,504	1,116
Swiss Reinsurance	7,625	432
Zurich Financial Services AG	5,177	723
		5,449
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	230,072	1,737
United Kingdom - 21.0%
BG Group PLC	148,659	919
BP PLC	262,413	2,334
Carnival PLC	15,667	754
Compass Group PLC	93,229	523
GlaxoSmithKline PLC	73,931	1,509
HBOS PLC	86,164	1,056
Reed Elsevier PLC	127,063	1,128
Rio Tinto PLC	55,633	1,384

International Growth Opportunities Fund

29

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Smith & Nephew PLC	68,097	614
Vodafone Group PLC	981,321	2,236
		12,457
Total Common Stocks (cost $54,208)		58,404
Short-Term Investments - 23.4%
United States - 23.4%
SSgA Prime Money Market Fund	606,709	607
State Street Navigator Securities Prime Lending Portfolio (Ω)	13,298,685	13,299
Total Short-Term Investments (cost $13,906)		13,906
Total Investments - 121.7% (identified cost $68,114)		72,310
Other Assets and Liabilities Net - (21.7%)		(12,893)
Net Assets - 100.0%		59,417

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	480	JPY	52,575	09/01/04	2
GBP	419	USD	750	09/02/04	(6)
					(4)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

30

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Auto and Transportation	4.3	2,527
Consumer Discretionary	10.2	6,060
Consumer Staples	3.2	1,873
Financial Services	19.7	11,733
Health Care	13.7	8,153
Integrated Oils	9.5	5,658
Materials and Processing	12.9	7,653
Miscellaneous	0.8	485
Producer Durables	6.4	3,805
Technology	10.2	6,048
Utilities	7.4	4,409
Short-Term Investments	23.4	13,906
Total Investments	121.7	72,310
Other Assets and Liabilities, net	(21.7)	(12,893)
Net Assets	100.0	59,417
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	11.6	6,893
Europe	46.0	27,354
Japan	19.7	11,700
United Kingdom	21.0	12,457
Short-Term Investments	23.4	13,906
Total Investments	121.7	72,310
Other Assets and Liabilities, net	(21.7)	(12,893)
Net Assets	100.0	59,417

Portfolio Summary	% of Net Assets
Australia	1.0
China	0.9
France	13.1
Germany	5.7
Hong Kong	2.9
Ireland	4.5
Italy	3.7
Japan	19.7
Netherlands	5.3
Norway	1.1
Singapore	2.3
South Korea	1.6
Spain	2.1
Sweden	1.3
Switzerland	9.2
Taiwan	2.9
United Kingdom	21.0
Short-Term Investments	23.4
Total Investments	121.7
Other Assets and Liabilities Net	(21.7)
Net Assets	100.0
Foreign Currency Exchange Contracts	-*

* Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

31

SSgA

International Equity Funds

Notes to Schedules of Investments - August 31, 2004

Footnotes

(Æ)	Nonincome-producing security.
(Ê)	Adjustable or floating rate security.
(§)	Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ú)	This security has been fair valued in accordance with Board approved pricing policy. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(z)	All or a portion of the shares of this security are on loan.
(l)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Ω)	Affiliate; The security is purchased with the cash collateral from the securities loaned.

Abbreviations

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRL - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

Notes to Schedule of Investments

32

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SSgA
International Equity Funds

Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$605,601	$137,055	$68,114
Investments, at market*	720,239	148,276	72,310
Cash	23	24	143
Cash (restricted)	1,412	319	-
Foreign currency holdings**	5,469	1,711	13
Unrealized appreciation on foreign currency exchange contracts	166	1	2
Receivables:
Dividends and interest	2,432	311	146
Investments sold	1,018	287	2,016
Fund shares sold	855	514	111
Foreign taxes recoverable	15	40	32
From Advisor	393	69	6
Prepaid expenses	7	1	1
Unrealized appreciation on index swap contracts	987	-	-
Total assets	733,016	151,553	74,780
Liabilities
Payables:
Investments purchased	1,487	-	1,491
Fund shares redeemed	1,079	2,224	464
Accrued fees to affiliates	898	130	71
Other accrued expenses	60	33	32
Daily variation margin on futures contracts	19	27	-
Deferred tax liability	861	-	-
Unrealized depreciation on foreign currency exchange contracts	728	25	6
Payable upon return of securities loaned	29,672	24,582	13,299
Unrealized depreciation on index swap contracts	319	-	-
Total liabilities	35,123	27,021	15,363
Net Assets	$697,893	$124,532	$59,417
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,256	$2,201	$1,094
Accumulated net realized gain (loss)	14,226	(4,350)	(53,515)
Unrealized appreciation (depreciation) on:
Investments	113,835	11,221	4,196
Futures contracts	4	(10)	-
Index swap contracts	668	-	-
Foreign currency-related transactions	286	(12)	4
Shares of beneficial interest	55	15	7
Additional paid-in capital	560,563	115,467	107,631
Net Assets	$697,893	$124,532	$59,417

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

34

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued - August 31, 2004

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share Institutional Class***	$12.72	$8.51	$8.51
Net assets	$697,893,186	$124,520,947	$59,417,285
Shares outstanding ($.001 par value)	54,878,314	14,625,035	6,981,345
Net asset value per share: Class R***	$-	$8.51	$-
Net assets	$-	$10,761	$-
Shares outstanding ($.001 par value)	-	1,264	-
Amounts in thousands
* Securities on loan included in investments	$27,657	$23,381	$12,662
** Foreign currency holdings - cost	$4,659	$1,701	13
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

35

SSgA
International Equity Funds

Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$19,738	$3,303	$1,378
Dividends from affiliated money market funds	9	9	1
Interest	287	2	-
Securities lending income	111	122	62
Less foreign taxes withheld	(2,482)	(385)	(155)
Total investment income	17,663	3,051	1,286
Expenses
Advisory fees	4,907	915	500
Administrative fees	463	116	79
Custodian fees	1,824	231	130
Distribution fees	746	51	40
Transfer agent fees	131	68	43
Professional fees	96	48	42
Registration fees	39	18	15
Shareholder servicing fees	890	32	65
Trustees' fees	20	13	13
Insurance fees	4	1	1
Printing fees	38	17	18
Miscellaneous	14	8	7
Expenses before reductions	9,172	1,518	953
Expense reductions	(995)	(298)	(220)
Net expenses	8,177	1,220	733
Net investment income (loss)	9,486	1,831	553
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	54,526	15,694	5,201
Futures contracts	529	120	-
Index swap contracts	7,627	-	-
Foreign currency-related transactions	1,895	453	105
Net realized gain (loss)	64,577	16,267	5,306
Net change in unrealized appreciation (depreciation) on:
Investments	36,749	6,474	847
Futures contracts	(232)	(32)	-
Index swap contracts	(3,769)	-	-
Foreign currency-related transactions	(1,172)	(4)	5
Net change in unrealized appreciation (depreciation)	31,576	6,438	852
Net realized and unrealized gain (loss)	96,153	22,705	6,158
Net Increase (Decrease) in Net Assets from Operations	$105,639	$24,536	$6,711

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

36

SSgA
International Equity Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	2004	2003	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,486	$6,327	$1,831	$1,409	$553	$721
Net realized gain (loss)	64,577	4,312	16,267	(4,563)	5,306	(25,778)
Net change in unrealized appreciation (depreciation)	31,576	91,326	6,438	15,198	852	28,784
Net increase (decrease) in net assets from operations	105,639	101,965	24,536	12,044	6,711	3,727
Distributions
From net investment income	(12,832)	(1,500)	(1,780)	(840)	(791)	(433)
Share Transactions
Net increase (decrease) in net assets from share transactions	91,017	31,261	1,892	17,545	(21,892)	(23,666)
Total Net Increase (Decrease) in Net Assets	183,824	131,726	24,648	28,749	(15,972)	(20,372)
Net Assets
Beginning of period	514,069	382,343	99,884	71,135	75,389	95,761
End of period	$697,893	$514,069	$124,532	$99,884	$59,417	$75,389
Undistributed (overdistributed) net investment income included in net assets	$8,256	$7,027	$2,201	$1,696	$1,094	$734

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

37

SSgA
International Equity Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Emerging Markets Fund
August 31, 2004	10.80	.18	2.00	2.18	(.26)	-	(.26)
August 31, 2003	8.68	.14	2.01	2.15	(.03)	-	(.03)
August 31, 2002	8.31	.09	.28	.37	-	-	-
August 31, 2001	11.37	.14	(3.13)	(2.99)	(.07)	-	(.07)
August 31, 2000	10.47	.09	1.04	1.13	(.23)	-	(.23)
International Stock Selection Fund
Institutional Class
August 31, 2004	6.97	.12	1.55	1.67	(.13)	-	(.13)
August 31, 2003	6.32	.10	.62	.72	(.07)	-	(.07)
August 31, 2002	7.42	.08	(1.14)	(1.06)	(.04)	-	(.04)
August 31, 2001	10.87	.09	(2.28)	(2.19)	-	(1.26)	(1.26)
August 31, 2000	10.37	.09	.54	.63	(.13)	-	(.13)
Class R
August 31, 2004 (1)	8.08	.05	.38	.43	-	-	-
International Growth Opportunities Fund
August 31, 2004	7.76	.07	.79	.86	(.11)	-	(.11)
August 31, 2003	7.30	.06	.44	.50	(.04)	-	(.04)
August 31, 2002	9.15	.04	(1.85)	(1.81)	(.04)	-	(.04)
August 31, 2001	14.37	.05	(4.50)	(4.45)	(.06)	(.71)	(.77)
August 31, 2000	11.31	.07	3.17	3.24	(.08)	(.10)	(.18)
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d) The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

38

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate
Emerging Markets Fund
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44	64.36
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59	88.02
August 31, 2002	8.68	4.45	382,343	1.25	1.44	0.98	92.10
August 31, 2001	8.31	(26.39)	334,217	1.25	1.47	1.48	49.97
August 31, 2000	11.37	11.05	395,926	1.25	1.38	0.89	55.62
International Stock Selection Fund
Institutional Class
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50	78.44
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65	70.08
August 31, 2002	6.32	(14.32)	71,135	1.00	1.31	1.20	49.55
August 31, 2001	7.42	(21.64)	78,626	1.00	1.33	1.06	85.14
August 31, 2000	10.87	6.09	105,645	1.00	1.28	.79	64.05
Class R
August 31, 2004 (1)	8.51	5.32	11	.91	1.34	1.84	78.44
International Growth Opportunities Fund
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83	58.46
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92	48.92
August 31, 2002	7.30	(19.84)	95,761	1.10	1.25	.46	55.35
August 31, 2001	9.15	(32.28)	111,216	1.10	1.22	.41	39.14
August 31, 2000	14.37	28.82	137,639	1.10	1.16	.48	45.76
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(d) The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

39

SSgA

International Equity Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of August 31, 2004. These financial statements report on three Funds, the SSgA Emerging Markets Fund, International Stock Selection Fund and the International Growth Opportunities Fund, each which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R Shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. At August 31, 2004, State Street Global Advisors was the sole shareholder for all Class R shares.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Index contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Notes to Financial Statements

40

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. During the period ended August 31, 2004, the Emerging Markets Fund paid capital gains of $3,865,023.

At August 31, 2004, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012
International Stock Selection	$-	$-	$4,285,811	$-
International Growth Opportunities	1,560,006	14,599,590	18,072,455	18,722,775

At August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Components of Distributable Earnings

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$614,554,302	$137,756,433	$68,673,570
Gross Tax Unrealized Appreciation	125,885,615	14,295,663	6,212,423
Gross Tax Unrealized Depreciation	(20,201,117)	(3,775,829)	(2,576,146)
Net Tax Unrealized Appreciation (Depreciation)	$105,684,498	$10,519,834	$3,636,277
Undistributed Ordinary Income	$10,448,344	$2,814,133	$1,090,757
Undistributed Long-Term Gains (Capital Loss Carryforward)	$21,210,700	$(4,285,811)	$(52,954,826)
Tax Composition of Distributions
Ordinary Income	$12,832,676	$1,780,474	$791,328

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial statement purposes ("GAAP"). Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal, and other expenses will be allocated among all Funds based principally on their relative net assets.

Notes to Financial Statements

41

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

The funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of Emerging Markets Fund, International Stock Selection Fund, and International Growth Opportunities Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2004, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth Opportunities Fund earned $91,537, $13,760 and $47,617, respectively in redemption fees. Shares of the Funds held by the SSgA Life Solutions Funds are not be subject to the redemption fee.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds can more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Financial Statements

42

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at August 31, 2004 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contract. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2004, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$1,412,123
International Stock Selection	319,139

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3.  Investment Transactions

Securities

For the year ended August 31, 2004, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$491,148,069	$387,803,014
International Stock Selection	96,857,933	91,345,744
International Growth Opportunities	38,195,241	62,919,229

Notes to Financial Statements

43

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain brokers. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Funds and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Funds negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2004, the value of outstanding securities on loan and the value of collateral amounted as follows:

	Value of Securities on Loan	Value of Collateral
Emerging Markets	$27,657,356	$29,672,043
International Stock Selection	23,381,492	24,581,507
International Growth Opportunities	12,662,323	13,298,685

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Emerging Markets Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended August 31, 2004 was $993,462.

The Adviser has contractually agreed to reimburse the International Stock Selection Fund Institutional Class and Class R for all expenses in excess of 1.00% and 1.50%, respectively, of each class' average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $298,028 for the Institutional Class and $13 for Class R.

The Adviser has contractually agreed to reimburse the International Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of the reimbursement for the period ended August 31, 2004 was $220,054.

Notes to Financial Statements

44

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2004, $7,065,190 of the Prime Money Market Fund's net assets represents investments by these Funds, and $4,035,428 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent. In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period, the Funds' custodian fees were reduced by the following under these arrangements:

Amount Paid
Emerging Markets	$1,962
International Stock Selection	4
International Growth Opportunities	183

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company, under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all

Notes to Financial Statements

45

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

institutional class shares held by or for customers of these Agents. For the period ended August 31, 2004, each institutional class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Emerging Markets	$163,565	$6,089	$128,833
International Stock Selection	30,502	237	1,050
International Growth Opportunities	16,682	27,123	19,915

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each institutional class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The institutional class will not be obligated to reimburse the Distributor for carryover expense subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2004.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class's average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor of financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the funds have a shareholder servicing agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the year ended August 31, 2004, this amounted to $2 for the International Stock Selection Fund.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2004 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$427,978	$79,372	$37,933
Administration fees	39,951	9,912	6,043
Custodian fees	137,315	8,712	4,165
Distribution fees	98,171	10,296	4,484
Shareholder servicing fees	158,428	3,010	5,201
Transfer agent fees	32,151	16,890	10,744
Trustees' fees	3,518	2,293	2,160
	$897,512	$130,485	$70,730

Notes to Financial Statements

46

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Affiliated Brokerage

The Funds placed a portion of its portfolio transactions with Global Markets, an affiliated broker dealer of State Street. The commissions paid to Global Markets for the year ended August 31, 2004 amounted to $830 for the International Stock Selection Fund.

Beneficial Interest

As of August 31, 2004, the following table includes shareholders (one of which was also an affiliate of the Investment Company) with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	41.7
International Growth Opportunities	2	31.7

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Emerging Markets Fund	2004	2003	2004	2003
Proceeds from shares sold	22,597	19,094	$280,799	$166,949
Proceeds from reinvestment of distributions	974	164	10,963	1,321
Payments for shares redeemed	(16,279)	(15,730)	(200,745)	(137,009)
Total net increase (decrease)	7,292	3,528	$91,017	$31,261
International Stock Selection
Institutional Class
Proceeds from shares sold	4,925	5,460	$39,679	$32,739
Proceeds from reinvestment of distributions	71	49	525	288
Payments for shares redeemed	(4,712)	(2,428)	(38,322)	(15,482)
	284	3,081	$1,882	$17,545
Class R
Proceeds from shares sold	1	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	1	-	10	-
Total net increase (decrease)	285	3,081	$1,892	$17,545
International Growth Opportunities
Proceeds from shares sold	3,418	9,136	$29,588	$62,559
Proceeds from reinvestment of distributions	61	38	490	257
Payments for shares redeemed	(6,208)	(12,584)	(51,970)	(86,482)
Total net increase (decrease)	(2,729)	(3,410)	$(21,892)	$(23,666)

6.  Interfund Lending Program

The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous expense on the Statement of Operations of the International Growth Opportunities Fund includes $1,080 paid under the Interfund Lending Program for the period ended August 31, 2004.

Notes to Financial Statements

47

SSgA
International Equity Funds

Notes to Financial Statements, continued - August 31, 2004

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. Information concerning illiquid and restricted securities held by the Funds is as follows:

Restricted Securities (144A)

Fund - % of Net Assets Securities	Acquistion Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 0.1%
OAO Gazprom - ADR	05/16/02	29,656	17.80	528	$979
International Growth Opportunities Fund - 1.6%
Samsung Electronics Co., Ltd.	08/27/03	7,507	91.41	686	$957

Notes to Financial Statements

48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund, and SSgA International Growth Opportunities Fund (three of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

49

SSgA
International Equity Funds

Tax Information - August 31, 2004 (Unaudited)

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Emerging Markets Fund	0.0%
International Stock Selection Fund	0.0%
International Growth Opportunities Fund	0.0%

For the tax year ended August 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2004:

	Foreign Taxes Paid	Foreign Taxes Paid Per Share	Foreign Source Income	Foreign Source Income Per Share
Emerging Markets	$6,348,807	$0.1157	$19,628,926	$0.3577
International Stock Selection	378,506	0.0259	3,281,107	0.2243
International Growth Opportunities	155,130	0.0222	1,375,808	0.1971

Tax Information

50

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

51

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

52

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

53

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

54

SSgA

International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110-1707

Fund Management and Service Providers

55

IEAR-08/04 (42066)

INDEX FUNDS

S&P 500 Index Fund

MSCI® EAFE® Index Fund

Annual Report

August 31, 2004

SSgA Funds

Index Funds

Annual Report

August 31, 2004

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

The MSCI® EAFE® Index is exclusive property of MSCI®. Morgan Stanley Capital International is a service mark of MSCI® and has been licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Index Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites

SSgA Funds Management, Inc.

President

President's Letter

3

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SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio's holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

SSgA S&P 500 Index Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,123	11.23%
5 Years	$8,938	(2.22	%)+
10 Years	$27,087	10.47	%+
Standard & Poor's® 500 Composite Stock Price Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,146	11.46%
5 Years	$9,009	(2.07	%)+
10 Years	$27,614	10.69	%+

See related notes on following page.

S&P 500 Index Fund

5

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to replicate the total return of the S&P 500® Index.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund returned 11.23% over the past 12 months while the benchmark S&P 500® Index posted a return of 11.46%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The best performing stocks in the Fund over the past year were Allegheny Technologies, Autodesk and Reynolds American. The worst performing stocks over the past year were CIENA Corp, Delta Air Lines and LSI Logic. However, these stocks did not have the largest effect on the return of the Fund. The capitalization weight along with the performance determines the impact on overall Fund performance. Therefore, the largest weighted capitalization securities tend to have the largest impact in a capitalization weighted portfolio.

Over the past year EXXON Mobil, General Electric and Procter & Gamble made the largest contributions to returns of the Fund. The greatest negative impact on return was made by Intel, Wal-Mart Stores and Viacom. With the exception of Viacom, all these securities are in the top fifteen holdings of the Fund.

The best performing sector was energy, returning 30.24%, followed by utilities which returned 23.96%. Only one sector, information technology, posted a negative return of 1.58%.

How is the Fund currently positioned to meet its long-term objective?

The Fund utilizes a full replication strategy to manage the SSgA S&P 500 Index Fund. With this strategy, all
500 constituents of the S&P 500® Index are owned by the Fund in the approximate capitalization weight of the Index. Cash is generally held to less than 5% of the total portfolio value, and is exposed to the returns of the market using S&P 500® Index futures contracts. This methodology has provided consistent tracking of the Index.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

S&P 500 Index Fund

6

SSgA

S&P 500 Index Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$972.00	$1,024.25
Expenses Paid During Period *	$0.74	$0.76

* Expenses are equal to the Fund's annualized expense ratio of .15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

S&P 500 Index Fund

7

SSgA
S&P 500 Index Fund

August 31, 2004

Master Portfolio Summary	% of Net Assets
Consumer Discretionary	10.7
Consumer Staples	10.8
Energy	6.5
Financials	20.6
Health Care	13.0
Industrials	11.2
Information Technology	15.2
Materials	3.0
Telecommunication Services	3.6
Utilities	3.0
U.S. Government Securities	0.3
Short-Term Investments	7.4
Total Investments	105.3
Other Assets and Liabilities, Net	(5.3)
Net Assets	100.0
Futures Contracts	-*

* Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund

8

SSgA

MSCI® EAFE® Index Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI® EAFE® Index) net of withholding taxes.

Invests in:  Shares of the State Street MSCI® EAFE® Index Portfolio.

Strategy:  The Portfolio's Holdings are comprised of the stocks in the MSCI® EAFE® Index. The Index is comprised of approximately 1,000 securities listed on the stock exchanges of 21 developed market countries (but not the United States).

SSgA MSCI® EAFE® Index Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,122	21.22%
Inception	$11,948	6.38	%+
Morgan Stanley Capital International Europe, Australasia, Far East Index (Net Dividend)
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$12,264	22.64%
Inception	$12,318	7.52	%+

See related notes on following page.

MSCI® EAFE® Index Fund

9

SSgA

MSCI® EAFE® Index Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund's objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI® EAFE® Index").

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund returned 21.22% versus the benchmark return of 22.64%. The Fund's return was 1.42% below the benchmark return.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio of the State Street MSCI® EAFE® Index Portfolio ("Master Portfolio") that has the same investment objectives as and investment policies to those of the Fund. Twenty of twenty one MSCI® EAFE® Index countries had positive double digit returns for the year ended August 31. The best performing markets during this period were Austria, Norway, Belgium and New Zealand. Finland was the worst performing market. All ten sectors reported positive returns for the year with financials, health care and telecommunications services leading the way. Information technology was the worst performing sector during this period.

Markets surged across all EAFE regions during the first six months of fiscal 2004. Favorable monetary conditions combined with encouraging economic growth and increased profit expectations buoyed investor confidence worldwide. The tide turned during the last half of the year as terrorism fears resurfaced. The combined threat of rising oil prices and higher interest rate expectations further dampened returns for the second half of the year.

The Fund underperformed its benchmark for the fiscal year. A majority of this underperformance was due to significant purchase and redemption activity during a time of adverse market movements.

MSCI® EAFE® Index Fund

10

SSgA

MSCI® EAFE® Index Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

How is the Fund currently positioned to meet its long-term objective?

The Master Portfolio holds the same securities as those found in the benchmark with similar weightings. The Master Portfolio also holds cash to accommodate purchase and redemption activity. The Master Portfolio invests in global futures to gain equity exposure for cash held in the portfolio and also invested in forward currency contracts to gain local currency exposure for U.S. cash held in the portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on October 16, 2001. Index comparison also began on October 16, 2001.

  #  The MSCI EAFE Index (Europe, Australia, Far East) is a fee float-adjusted market Capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of December 2004 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The MSCI EAFE Index Fund is a feeder fund which invests exclusively in a Master Fund, the State Street MSCI EAFE Index Portfolio, which commenced operations on February 16, 2000. The Index is unmanaged and can not to invested in directly. The Index is calculated on a total return basis, which includes reinvestments of net dividends after deductions of withholding taxes.

  +  Annualized.

MSCI® and EAFE® are trade or service mark(s) of Morgan Stanley Capital International Inc. ("MSCI") and its affiliates, and has been licensed for use for certain purposes by the SSgA Funds on behalf of the SSgA MSCI® EAFE® Index Fund (the "Fund"). The Fund based on the MSCI EAFE Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Prospectus contains a more detailed description of the limited relationship MSCI has with the SSgA Funds and the Fund.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.

MSCI® EAFE® Index Fund

11

SSgA

MSCI® EAFE® Index Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemptions of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending account value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$982.51	$1,022.99
Expenses Paid During Period *	$1.99	$2.03

* Expenses are equal to the Fund's annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

MSCI® EAFE® Index Fund

12

SSgA
MSCI® EAFE® Index Fund

August 31, 2004

Master Portfolio Summary	% of Net Assets
Australia	4.7
Austria	0.4
Belgium	1.2
Denmark	0.8
France	1.3
Finland	8.7
Germnay	6.3
Greece	0.5
Honk Kong	1.5
Ireland	0.9
Italy	3.0
Japan	22.7
Luxembourg	0.1
Netherlands	4.7
New Zealand	0.2
Norway	0.6
Portugal	0.3
Singapore	0.8
Spain	3.5
Sweden	2.3
Switzerland	7.0
United Kingdom	24.8
Short-Term Investments	20.6
Total Investments	116.9
Other Assets and Liabilities, Net	(16.9)
Net Assets	100.0
Futures Contracts	-*
Foreign Currency Exchange Contracts	-*

* Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

MSCI® EAFE® Index Fund

13

SSgA
Index Funds

Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	S&P 500 Index Fund	MSCI® EAFE® Index Fund
Assets
Investments, at identified cost	$1,614,678	$55,914
Investments in Master Portfolio, at value	1,907,679	60,380
Receivable for fund shares sold	33,569	4
Prepaid expenses	20	1
Total assets	1,941,268	60,385
Liabilities
Payables:
Fund shares redeemed	801	-
Accrued fees to affiliates	241	20
Other accrued expenses	43	40
Total liabilities	1,085	60
Net Assets	$1,940,183	$60,325
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,855	$1,190
Accumulated net realized gain (loss) allocated from Portfolio	(379,780)	7,880
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	293,001	4,466
Futures contracts	(552)	(218)
Foreign currency-related transactions	-	48
Shares of beneficial interest	106	6
Additional paid-in capital	2,020,553	46,953
Net Assets	$1,940,183	$60,325
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$18.28	$10.11
Net assets	$1,940,183,222	$60,324,990
Shares outstanding ($.001 par value)	106,119,041	5,964,807

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

14

SSgA
Index Funds

Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	S&P 500 Index Fund	MSCI® EAFE® Index Fund
Investment Income Allocated from Portfolio
Dividends	$33,448	$1,647
Interest	579	113
Expenses	(891)	(90)
Less foreign taxes withheld	-	(249)
Total investment income allocated from Portfolio	33,136	1,421
Fund Level Expenses
Administrative fees	406	42
Fund accounting fees	19	18
Distribution fees	403	18
Transfer agent fees	284	37
Professional fees	47	37
Registration fees	31	8
Shareholder servicing fees	708	15
Trustees' fees	35	13
Insurance fees	15	1
Printing fees	70	28
Licensing fees	-	28
Miscellaneous	72	19
Expenses before reductions	2,090	264
Expense reductions	-	(115)
Net Fund level expenses	2,090	149
Net investment income (loss)	31,046	1,272
Net Realized and Unrealized Gain (Loss) Allocated from Portfolio
Net realized gain (loss) on:
Investments	(31,041)	10,997
Futures contracts	7,804	584
Foreign currency-related transactions	-	275
Net realized gain (loss)	(23,237)	11,856
Net change in unrealized appreciation (depreciation) on:
Investments	203,805	(3,389)
Futures contracts	(1,869)	(249)
Foreign currency-related transactions	-	21
Net change in unrealized appreciation (depreciation)	201,936	(3,617)
Net realized and unrealized gain (loss)	178,699	8,239
Net Increase (Decrease) in Net Assets from Operations	$209,745	$9,511

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

15

SSgA
Index Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	S&P 500 Index Fund		MSCI® EAFE® Index Fund
Amounts in thousands	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,046	$27,080	$1,272	$799
Net realized gain (loss)	(23,237)	(88,200)	11,856	(4,181)
Net change in unrealized appreciation (depreciation)	201,936	255,258	(3,617)	8,852
Net increase (decrease) in net assets from operations	209,745	194,138	9,511	5,470
Distributions
From net investment income	(30,388)	(26,159)	(1,499)	(228)
From net realized gain	-	-	(3,459)	(709)
Net decrease in net assets from distributions	(30,388)	(26,159)	(4,958)	(937)
Share Transactions
Net increase (decrease) in net assets from share transactions	(80,347)	69,125	7,016	27,819
Total Net Increase (Decrease) in Net Assets	99,010	237,104	11,569	32,352
Net Assets
Beginning of period	1,841,173	1,604,069	48,756	16,404
End of period	$1,940,183	$1,841,173	$60,325	$48,756
Undistributed (overdistributed) net investment income included in net assets	$6,855	$6,437	$1,190	$1,060

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

16

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SSgA
Index Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
August 31, 2004	16.69	.28		1.59	1.87	(.28)	-	(.28)	18.28
August 31, 2003	15.16	.25		1.52	1.77	(.24)	-	(.24)	16.69
August 31, 2002	18.77	.23		(3.61)	(3.38)	(.23)	-	(.23)	15.16
August 31, 2001	26.41	.24		(6.46)	(6.22)	(.25)	(1.17)	(1.42)	18.77
August 31, 2000	23.74	.27		3.40	3.67	(.28)	(.72)	(1.00)	26.41
MSCI® EAFE® Index Fund
August 31, 2004	9.22	.21		1.63	1.84	(.28)	(.67)	(.95)	10.11
August 31, 2003	9.05	.18	(h)	.47 (h)	.65	(.11)	(.37)	(.48)	9.22
August 31, 2002 (1)	10.00	.16		(1.02)	(.86)	(.09)	.00 (i)	(.09)	9.05

(1)  For the period October 16, 2001 (commencement of operations) to August 31, 2002.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

(d)  Expense ratios for the periods subsequent to June 1, 2000 (commencement of Master-Feeder structure) include the Fund's share of the Portfolio's allocated expenses.

(e)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.

(f)  May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%

(g)  Portfolio turnover represents the rates of portfolio activity for the period through May 31, 2000, while the Fund was making investments directly in securities.

(h)  The amount shown for a share outstanding does not correlate with investment results for the year due to the timing of purchases and sales of fund shares in relation to fluctuating market values of the investment of the Fund.

(i)  Less than $.01 per share for the period ended August 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(c)(d)(e)	% Ratio of Net Investment Income to Average Net Assets(e)(f)	% Portfolio Turnover of the Fund		% Portfolio Turnover of the Portfolio
S&P 500 Index Fund
August 31, 2004	11.23	1,940,183	.15	.15	1.56	N/A		9.52
August 31, 2003	11.89	1,841,173	.15	.15	1.65	N/A		12.52
August 31, 2002	(18.20)	1,604,069	.16	.16	1.31	N/A		16.02
August 31, 2001	(24.48)	2,320,240	.17	.17	1.12	N/A		12.01
August 31, 2000	16.26	3,105,167	.18	.24	1.08	16.43	(g)	14.00
MSCI® EAFE® Index Fund
August 31, 2004	21.22	60,325	.40	.59	2.12	N/A		37.68
August 31, 2003	7.92	48,756	.40	.86	2.17	N/A		30.85
August 31, 2002 (1)	(8.66)	16,404	.40	1.41	1.82	N/A		20.01

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Index Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds," which are in operation as of August 31, 2004. These financial statements report on two Funds, the SSgA S&P 500 Index Fund and the MSCI® EAFE® Index Fund. The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund and the MSCI® EAFE® Index Fund invest all of their investable assets in interests in the State Street Equity 500 Index Portfolio and the State Street MSCI® EAFE® Index Portfolio, respectively (the "Portfolios"). The Funds have the same investment objective as the Portfolio in which they invest. The value of each Funds' investment in the respective Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolios (approximately 74.38% for the S&P 500 Index and 91.22% for the MSCI® EAFE® Index at August 31, 2004). The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds record their investment in the Portfolio at fair value. Valuation of securities held by the Portfolios are discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Funds record daily their proportionate share of the Portfolios' income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2004, the Funds had net tax basis capital loss carryovers which may be applied against any realized net taxable gains in each succeeding year or until their expiration date, whichever occurs first:

	Expiration year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012
S&P 500 Index	$7,245,507	$80,349,911	$89,179,793	$20,170,152

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - August 31, 2004

Components of Distributable Earnings
	S&P 500 Index	MSCI® EAFE® Index
Undistributed Ordinary Income	$6,861,139	$2,008,699
Undistributed Long-Term Gains	-	-
(Capital Loss Carryforward)	$(196,945,363)	$5,768,463

Tax Composition of Distributions

Ordinary Income	$30,388,063	$2,968,373
Long-term Capital Gains	$-	$1,989,921

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2003 to August 31, 2004, and treat it as arising in the fiscal year 2005 as follows:

S&P 500 Index	$9,180,495

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The S&P 500 Index Fund declares and pays dividends quarterly. The MSCI® EAFE® Index Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually for both Funds. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. Permanent differences between book and tax accounting are reclassified to paid in capital. These differences primarily relate to realized gains on redemptions in-kind.

Expenses

Expenses allocated from the Portfolios are recorded and identified separately in the Statement of Operations. The Funds also pay certain other expenses which can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of MSCI® EAFE® Index Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2004, the MSCI® EAFE® Index Fund earned $85,028 in redemption fees.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Funds' investment in the Portfolios aggregated to the following, for the year ended August 31, 2004:

	Increases	Decreases
S&P 500 Index	$225,535,437	$371,828,964
MSCI® EAFE® Index	28,981,276	26,877,879

4.  Related Parties

Adviser

Each Fund is allocated a charge for a management fee from its respective Portfolio, calculated daily at an annual rate of .045% for the S&P 500 Index Fund and .15% for the MSCI® EAFE® Index Fund of average daily net assets.

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - August 31, 2004

This fee relates to the advisory, custody and administrative fees provided by the Portfolios on behalf of their investors. The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

The Adviser has agreed to reimburse the S&P 500 Index Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis. No reimbursement was made during the year ended August 31, 2004.

The Adviser has agreed to reimburse the MSCI® EAFE® Index Fund for all Fund and allocated Portfolio expenses that exceed .40% of its average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $115,316.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company(a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion - .0315%; over $1 billion - .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Funds pay .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the following maximums:

%
S&P 500 Index	.100
MSCI® EAFE® Index	.175

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - August 31, 2004

For the year ended August 31, 2004, the Funds paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
S&P 500 Index	$496,095	$4,087	$69,984
MSCI® EAFE® Index	14,929	-	-

The Funds did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the year.

Total shareholder servicing payments shall not exceed .20% of the average daily net assets of each Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2004.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the LifeSolutions Funds, based upon their relative net assets.

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2004 were as follows:

	S&P 500 Index	MSCI® EAFE® Index
Administration fees	$30,934	$3,294
Custodian fees	1,734	1,714
Distribution fees	62,722	1,833
Shareholder servicing fees	68,854	1,212
Transfer agent fees	70,661	9,386
Trustees' fees	6,569	2,684
	$241,474	$20,123

Beneficial Interest

As of August 31, 2004, the following table includes one shareholder (which is also an affiliate of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares:

	# of Shareholders	%
MSCI® EAFE® Index	1	43.6

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - August 31, 2004

5.  Fund Share Transactions:

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
S&P 500 Index	2004	2003	2004	2003
Proceeds from shares sold	29,645	39,994	$535,409	$596,994
Proceeds from reinvestment of distributions	1,518	1,555	27,317	22,991
Payments for shares redeemed	(35,388)	(37,035)	(643,073)	(550,860)
Total net increase (decrease)	(4,225)	4,514	$(80,347)	$69,125
MSCI® EAFE® Index
Proceeds from shares sold	3,200	5,472	$32,153	$43,711
Proceeds from reinvestment of distributions	117	89	1,102	714
Payments for shares redeemed	(2,643)	(2,084)	(26,239)	(16,606)
Total net increase (decrease)	674	3,477	$7,016	$27,819

6.  Interfund Lending Program

The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. The Funds did not utilize the interfund lending program during the year.

7.  Dividends

On September 1, 2004, the Board of Trustees declared the following dividend from net investment income, payable on September 8, 2004 to shareholders of record on September 2, 2004:

Net Investment Income
S&P 500 Index	$0.0742

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA S&P 500 Index Fund, and SSgA MSCI® EAFE® Fund (two of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

SSgA
Index Funds

Tax Information - August 31, 2004 (Unaudited)

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S&P 500 Index Fund   100.0%

MSCI® EAFE® Index Fund  1.4%

The MSCI® EAFE® Fund paid distributions of $1,989,921 from net long-term capital gains during its taxable year ended August 31, 2004.

For the tax year ended August 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Please consult a tax advisor for questions about federal or state income tax laws.

Tax Information

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110-1707

Fund Management and Service Providers

(This page has been left blank intentionally.)

State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2004 (Unaudited)

		Market
		Value
	Shares	(000)

Common Stocks – 97.6%
Consumer Discretionary – 10.7%
AutoNation, Inc. (a) (f)	63,600	$1,046
AutoZone, Inc. (a)	20,687	1,532
Bed Bath & Beyond, Inc. (a)	73,414	2,747
Best Buy Co., Inc.	78,521	3,653
Big Lots, Inc. (a)	29,538	360
Black & Decker Corp.	19,433	1,339
Brunswick Corp.	22,629	890
Carnival Corp.	154,019	7,053
Centex Corp.	30,476	1,395
Circuit City Stores, Inc.	49,439	641
Clear Channel Communications, Inc.	147,865	4,955
Coach, Inc. (a)	46,600	1,964
Comcast Corp. (a)	542,267	15,276
Cooper Tire & Rubber Co. (f)	18,637	422
Dana Corp.	37,349	705
Darden Restaurants, Inc.	37,710	792
Delphi Corp. (f)	135,267	1,239
Dillard’s, Inc. Class A (f)	19,953	379
Dollar General Corp.	77,915	1,535
Dow Jones & Co., Inc. (f)	20,626	847
Eastman Kodak Co. (f)	68,237	2,018
eBay, Inc. (a)	158,960	13,756
Family Dollar Stores, Inc.	41,968	1,110
Federated Department Stores, Inc.	43,476	1,887
Ford Motor Co. (f)	441,155	6,225
Fortune Brands, Inc.	35,466	2,594
Gannett Co., Inc.	66,238	5,610
Gap, Inc.	218,930	4,103
General Motors Corp. (f)	137,273	5,671
Genuine Parts Co.	42,493	1,611
Goodyear Tire & Rubber Co. (a) (f)	44,442	488
Harley-Davidson, Inc.	71,538	4,365
Harrah’s Entertainment, Inc. (f)	27,933	1,346
Hasbro, Inc.	43,987	815
Hilton Hotels Corp.	90,743	1,620
Home Depot, Inc.	537,857	19,664
International Game Technology	83,352	2,405
Interpublic Group of Cos., Inc. (a)	102,377	1,080
JC Penney & Co., Inc.	68,988	2,644
Johnson Controls, Inc.	46,496	2,618
Jones Apparel Group, Inc.	31,079	1,109
KB HOME	11,631	800
Knight-Ridder, Inc. (f)	19,491	1,256
Kohl’s Corp. (a)	82,910	4,102
Leggett & Platt, Inc.	46,354	1,246
Limited Brands	115,356	2,316
Liz Claiborne, Inc.	27,641	1,052
Lowe’s Cos., Inc.	189,823	9,434
Marriot International, Inc. Class A	54,939	2,607
Mattel, Inc.	104,845	1,687
May Department Stores Co.	70,467	1,727
Maytag Corp. (f)	19,829	401
McDonald’s Corp.	306,553	8,283
McGraw-Hill, Inc.	46,413	3,515
Meredith Corp. (f)	12,647	633
New York Times Co. Class A	35,745	1,452
Newell Rubbermaid, Inc. (f)	67,021	1,443
NIKE, Inc. Class B	64,013	4,821
Nordstrom, Inc.	33,438	1,242
Office Depot, Inc. (a)	76,570	1,226
Omnicom Group, Inc.	46,217	3,180
Pulte Homes, Inc.	30,136	1,777
Radioshack Corp.	38,253	1,031
Reebok International, Ltd.	14,871	505
Reynolds American, Inc. (f)	36,840	2,781
Sears Roebuck & Co. (f)	50,654	1,939
Sherwin-Williams Co.	35,570	1,469
Snap-On, Inc.	14,748	469
Stanley Works (f)	20,232	875
Staples, Inc.	121,650	3,489
Starbucks Corp. (a)	96,126	4,156
Starwood Hotels & Resorts Worldwide, Inc. Class B	50,512	2,233
Target Corp.	220,557	9,832
Tiffany & Co.	35,368	1,095
Time Warner, Inc. (a)	1,103,147	18,036
TJX Cos., Inc.	120,313	2,546
Toys “R” Us, Inc. (a)	54,169	880
Tribune Co.	79,855	3,334
Univision Communications, Inc. Class A (a)	77,318	2,551
V.F. Corp. (f)	27,288	1,346
Viacom, Inc. Class B	418,989	13,957
Visteon Corp. (f)	31,253	292
Walt Disney Co.	495,873	11,132
Wendy’s International, Inc.	28,567	982
Whirlpool Corp. (f)	16,866	1,031
Yum! Brands, Inc. (a)	70,222	2,788
		274,458
Consumer Staples – 10.8%
Adolph Coors Co. Class B (f)	9,244	633
Alberto Culver Co. Class B	22,258	1,075
Albertson’s, Inc. (f)	89,913	2,210
Altria Group, Inc.	496,364	24,297
Anheuser-Busch Cos., Inc.	194,267	10,257
Archer-Daniels-Midland Co.	155,167	2,478
Avon Products, Inc.	114,548	5,061
Brown-Forman Corp. Class B (f)	29,382	1,395
Campbell Soup Co.	98,183	2,549
Clorox Co.	52,110	2,753
Coca-Cola Co.	589,635	26,363
Coca-Cola Enterprises, Inc.	114,000	2,354
Colgate-Palmolive Co.	128,335	6,930
ConAgra Foods, Inc.	129,146	3,384
Costco Wholesale Corp.	111,351	4,584
CVS Corp.	96,192	3,848
General Mills, Inc.	91,864	4,340
Gillette Co.	242,344	10,300

		Market
		Value
	Shares	(000)

H.J. Heinz Co.	85,520	$3,242
Hershey Foods Corp.	63,008	3,042
Kellogg Co.	100,229	4,208
Kimberly-Clark Corp.	122,064	8,142
Kroger Co. (a)	181,522	3,000
McCormick & Co., Inc. (f)	33,800	1,134
Pepsi Bottling Group, Inc.	62,153	1,665
PepsiCo, Inc.	413,110	20,655
Procter & Gamble Co.	622,522	34,842
Safeway, Inc. (a)	109,493	2,212
Sara Lee Corp.	193,217	4,276
SuperValu, Inc.	33,960	895
Sysco Corp.	153,881	4,946
UST Corp.	40,947	1,643
Wal-Mart Stores, Inc.	1,039,028	54,726
Walgreen Co.	247,410	9,018
Winn-Dixie Stores, Inc. (f)	38,510	161
Wrigley Wm., Jr. Co.	54,516	3,382
		276,000
Energy – 6.5%
Amerada Hess Corp. (f)	21,802	1,755
Anadarko Petroleum Corp.	61,254	3,627
Apache Corp.	78,030	3,487
Ashland, Inc.	17,080	878
Baker Hughes, Inc.	80,880	3,181
BJ Services Co. (a)	38,955	1,872
Burlington Resources, Inc.	96,456	3,495
ChevronTexaco Corp.	259,047	25,257
ConocoPhillips	165,741	12,336
Devon Energy Corp.	58,661	3,802
EOG Resources, Inc.	27,584	1,593
ExxonMobil Corp.	1,584,702	73,055
Halliburton Co.	107,986	3,150
Kerr-McGee Corp. (f)	36,236	1,913
Marathon Oil Corp.	84,434	3,062
Nabors Industries, Ltd. (a)	35,115	1,549
Noble Corp. (a)	31,723	1,276
Occidental Petroleum Corp.	95,123	4,913
Rowan Cos., Inc. (a) (f)	26,139	636
Schlumberger, Ltd.	142,207	8,788
Sunoco, Inc. (f)	18,228	1,121
Transocean, Inc. (a) (f)	79,095	2,428
Unocal Corp.	64,988	2,427
Valero Energy Corp.	31,200	2,060
		167,661
Financials – 20.6%
ACE, Ltd.	69,255	2,670
AFLAC, Inc.	124,316	4,985
Allstate Corp.	171,107	8,078
Ambac Financial Group, Inc.	26,447	1,997
American Express Co.	309,073	15,460
American International Group, Inc.	631,783	45,008
AmSouth Bancorp (f)	86,819	2,262
AON Corp.	76,323	1,981
Apartment Investment & Management Co. Class A	23,800	845
Bank of America Corp.	987,600	44,422
Bank of New York Co., Inc.	188,879	5,629
BB&T Corp.	135,118	5,403
Bear Stearns Cos., Inc.	24,999	2,198
Capital One Financial Corp.	58,615	3,972
Charles Schwab Corp.	326,993	3,090
Charter One Financial, Inc. (f)	54,717	2,433
Chubb Corp.	46,339	3,152
Cincinnati Financial Corp.	41,600	1,679
Citigroup, Inc.	1,252,871	58,359
Comerica, Inc.	42,332	2,546
Countrywide Financial Corp.	136,486	4,852
E*Trade Financial Corp. (a)	85,400	1,006
Equity Office Properties Trust	97,941	2,797
Equity Residential	66,707	2,161
Fannie Mae (f)	234,429	17,453
Federal Home Loan Mortgage Corp.	166,346	11,165
Federated Investors, Inc. Class B	27,400	790
Fifth Third Bancorp	135,700	6,759
First Horizon National Corp. (f)	30,917	1,406
Franklin Resources, Inc.	60,744	3,236
Golden West Financial Corp.	37,111	4,017
Goldman Sachs Group, Inc.	116,600	10,453
Hartford Financial Services Group, Inc.	70,788	4,329
Huntington Bancshares, Inc. (f)	55,454	1,368
J.P. Morgan Chase & Co.	862,919	34,154
Janus Capital Group, Inc.	60,619	833
Jefferson-Pilot Corp.	33,160	1,588
KeyCorp	99,809	3,129
Lehman Brothers Holdings, Inc.	66,618	4,922
Lincoln National Corp.	44,031	1,995
Loews Corp.	45,014	2,557
M & T Bank Corp.	29,000	2,754
Marsh & McLennan Cos., Inc.	126,036	5,633
Marshall & Ilsley Corp. (f)	53,792	2,156
MBIA, Inc.	35,658	2,042
MBNA Corp.	311,002	7,508
Mellon Financial Corp.	103,223	2,979
Merrill Lynch & Co., Inc.	232,227	11,860
MetLife, Inc.	182,207	6,787
MGIC Investment Corp. (f)	24,362	1,663
Moody’s Corp. (f)	36,865	2,527
Morgan Stanley	265,743	13,481
National City Corp. (f)	163,291	6,171
North Fork Bancorp, Inc. (f)	42,290	1,774
Northern Trust Corp.	53,840	2,318
Plum Creek Timber Co., Inc. (f)	44,280	1,463
PNC Financial Services Group, Inc.	68,947	3,700
Principal Financial Group, Inc.	78,050	2,709
Progressive Corp.	53,147	4,268
ProLogis	42,900	1,551
Providian Financial Corp. (a)	68,073	983

		Market
		Value
	Shares	(000)

Prudential Financial, Inc.	126,700	$5,851
Regions Financial Corp.	112,709	3,639
SAFECO Corp. (f)	33,864	1,631
Simon Property Group, Inc.	50,463	2,823
SLM Corp.	107,342	4,188
SouthTrust Corp. (f)	80,079	3,311
Sovereign Bancorp, Inc.	83,800	1,832
St. Paul Travelers Cos., Inc.	162,125	5,624
State Street Corp. (Note 4)	81,625	3,685
SunTrust Banks, Inc.	67,872	4,622
Synovus Financial Corp.	74,604	1,895
T. Rowe Price Group, Inc.	31,490	1,560
Torchmark Corp.	26,276	1,353
U.S. Bancorp	458,161	13,516
UnumProvident Corp. (f)	69,535	1,125
Wachovia Corp.	317,926	14,914
Washington Mutual, Inc.	210,613	8,178
Wells Fargo Co.	408,511	24,000
XL Capital, Ltd. Class A	32,932	2,312
Zions Bancorp (f)	21,919	1,365
		528,890
Health Care – 13.0%
Abbott Laboratories	377,167	15,724
Aetna, Inc.	37,032	3,431
Allergan, Inc.	31,291	2,336
AmerisourceBergen Corp.	27,116	1,467
Amgen, Inc. (a)	307,675	18,242
Anthem, Inc. (a) (f)	34,100	2,770
Applera Corp. - Applied Biosystems Group (f)	50,167	955
Bausch & Lomb, Inc.	13,225	872
Baxter International, Inc.	149,026	4,551
Becton, Dickinson & Co.	61,529	2,961
Biogen Idec, Inc. (a)	81,773	4,852
Biomet, Inc.	61,741	2,818
Boston Scientific Corp. (a)	203,296	7,264
Bristol-Myers Squibb Co.	469,817	11,149
C.R. Bard, Inc.	25,194	1,413
Cardinal Health, Inc.	103,466	4,677
Caremark Rx, Inc. (a)	111,808	3,209
Chiron Corp. (a) (f)	45,844	1,943
CIGNA Corp.	34,589	2,302
Eli Lilly & Co.	273,197	17,334
Express Scripts, Inc. (a) (f)	19,100	1,207
Forest Laboratories, Inc. (a)	89,906	4,122
Genzyme Corp. (a)	55,005	2,970
Gilead Sciences, Inc. (a)	52,100	3,602
Guidant Corp.	76,264	4,561
HCA, Inc.	117,759	4,570
Health Management Associates, Inc. Class A	60,598	1,159
Hospira, Inc. (a)	36,436	1,009
Humana, Inc. (a)	40,925	778
IMS Health, Inc.	56,781	1,325
Johnson & Johnson	719,046	41,777
King Pharmaceuticals, Inc. (a)	60,932	759
Manor Care, Inc.	21,851	670
McKesson Corp.	72,031	2,229
Medco Health Solutions, Inc. (a)	65,672	2,051
MedImmune, Inc. (a)	58,665	1,400
Medtronic, Inc.	293,102	14,582
Merck & Co., Inc.	537,903	24,190
Millipore Corp. (a)	11,928	600
Mylan Laboratories Inc.	65,600	1,143
Pfizer, Inc.	1,848,674	60,396
Quest Diagnostics Inc. (f)	24,600	2,106
Schering-Plough Corp.	354,824	6,550
St. Jude Medical, Inc. (a)	43,097	2,898
Stryker Corp.	97,808	4,431
Tenet Healthcare Corp. (a)	112,409	1,171
UnitedHealth Group, Inc.	161,284	10,666
Watson Pharmaceuticals, Inc. (a) (f)	26,503	730
WellPoint Health Networks, Inc. (a)	37,789	3,710
Wyeth	322,231	11,784
Zimmer Holdings, Inc. (a)	59,620	4,251
		333,667
Industrials – 11.2%
3M Co.	189,184	15,581
Allied Waste Industries, Inc. (a) (f)	73,267	750
American Power Conversion Corp.	50,067	841
American Standard Cos., Inc. (a)	52,021	1,957
Apollo Group, Inc. (a)	42,875	3,344
Avery Dennison Corp.	27,070	1,682
Boeing Co.	203,645	10,634
Burlington Northern Santa Fe Corp.	90,050	3,224
Caterpillar, Inc.	82,385	5,989
Cendant Corp.	245,522	5,311
Cintas Corp.	41,482	1,701
Cooper Industries, Ltd.	22,421	1,238
Crane Co.	15,002	405
CSX Corp.	52,824	1,668
Cummins, Inc. (f)	10,673	718
Danaher Corp.	74,826	3,848
Deere & Co.	60,741	3,843
Delta Air Lines, Inc. (a) (f)	31,293	126
Deluxe Corp. (f)	12,720	543
Dover Corp.	50,213	1,895
Eaton Corp.	36,478	2,201
Emerson Electric Co.	101,635	6,327
Equifax, Inc.	34,069	831
FedEx Corp.	72,646	5,956
Fluor Corp. (f)	20,406	872
General Dynamics Corp.	48,306	4,717
General Electric Co. (e)	2,557,523	83,861
Goodrich Co. (f)	29,755	945
H&R Block, Inc. (f)	42,310	2,042
Honeywell International, Inc.	207,142	7,453
Illinois Tool Works, Inc.	75,364	6,880
Ingersoll-Rand Co. Class A	42,150	2,740
ITT Industries, Inc.	22,602	1,788

		Market
		Value
	Shares	(000)

Lockheed Martin Corp.	108,071	$5,812
Masco Corp.	107,074	3,440
Monster Worldwide, Inc. (a)	28,492	576
Navistar International Corp. (a) (f)	17,380	622
Norfolk Southern Corp.	95,861	2,722
Northrop Grumman Corp.	87,178	4,503
PACCAR, Inc.	41,870	2,520
Pall Corp.	31,474	767
Parker-Hannifin Corp.	29,023	1,578
Pitney Bowes, Inc.	56,039	2,441
Power-One, Inc. (a) (f)	21,100	159
R.R. Donnelley & Sons Co.	53,260	1,637
Raytheon Co.	107,414	3,731
Robert Half International, Inc.	40,114	983
Rockwell Automation, Inc.	44,720	1,744
Rockwell Collins, Inc.	43,319	1,490
Ryder Systems, Inc.	15,780	691
Southwest Airlines Co.	189,040	2,802
Textron, Inc.	33,675	2,138
Tyco International, Ltd.	485,048	15,192
Union Pacific Corp.	63,340	3,617
United Parcel Service, Inc. Class B	272,700	19,921
United Technologies Corp.	124,157	11,660
W.W. Grainger, Inc.	21,309	1,138
Waste Management, Inc.	141,079	3,921
		287,716
Information Technology – 15.2%
ADC Telecommunications,
Inc. (a) (f)	211,127	452
Adobe Systems, Inc.	58,371	2,678
Advanced Micro Devices, Inc. (a) (f)	87,384	999
Affiliated Computer Services, Inc. (a) (f)	33,300	1,809
Agilent Technologies, Inc. (a)	115,927	2,377
Altera Corp. (a)	90,478	1,712
Analog Devices, Inc.	91,361	3,172
Andrew Corp. (a) (f)	38,827	431
Apple Computer, Inc. (a)	92,946	3,206
Applied Materials, Inc. (a)	406,361	6,457
Applied Micro Circuits Corp. (a)	77,142	258
Autodesk, Inc.	28,215	1,253
Automatic Data Processing, Inc.	142,238	5,657
Avaya, Inc. (a)	110,415	1,338
BMC Software, Inc. (a)	52,736	789
Broadcom Corp. (a)	76,246	2,069
CIENA Corp. (a)	142,888	260
Cisco Systems, Inc. (a)	1,637,259	30,715
Citrix Systems, Inc. (a)	41,653	663
Computer Associates International, Inc.	142,144	3,443
Computer Sciences Corp. (a)	44,682	2,071
Compuware Corp. (a)	95,257	432
Comverse Technology, Inc. (a)	47,238	827
Convergys Corp. (a)	36,005	501
Corning, Inc. (a)	334,985	3,390
Dell, Inc. (a)	610,591	21,273
Electronic Arts, Inc. (a)	74,000	3,684
Electronic Data Systems Corp. (f)	117,386	2,256
EMC Corp. (a)	589,041	6,344
First Data Corp.	210,604	8,898
Fiserv, Inc. (a)	47,647	1,657
Fisher Scientific International, Inc. (a) (f)	28,000	1,595
Gateway, Inc. (a)	93,965	413
Hewlett-Packard Co.	737,119	13,187
Intel Corp.	1,566,303	33,347
International Business Machines Corp.	408,118	34,564
Intuit, Inc. (a)	45,551	1,926
Jabil Circuit, Inc. (a)	49,313	1,017
JDS Uniphase Corp. (a) (f)	337,419	1,049
KLA-Tencor Corp. (a)	48,164	1,799
Lexmark International Group, Inc. Class A (a)	31,502	2,786
Linear Technology Corp.	75,675	2,707
LSI Logic Corp. (a) (f)	96,135	464
Lucent Technologies, Inc. (a) (f)	1,026,972	3,214
Maxim Integrated Products, Inc.	77,956	3,386
Mercury Interactive Corp. (a)	22,148	764
Micron Technology, Inc. (a)	145,932	1,680
Microsoft Corp. (e)	2,615,604	71,406
Molex, Inc. (f)	45,510	1,314
Motorola, Inc.	570,798	9,218
National Semiconductor Corp. (a)	89,418	1,192
NCR Corp. (a)	22,792	1,007
Network Appliance, Inc. (a) (f)	85,267	1,711
Novell, Inc. (a) (f)	93,442	551
Novellus Systems, Inc. (a)	36,669	896
NVIDIA Corp. (a) (f)	39,751	495
Oracle Corp. (a)	1,255,838	12,521
Parametric Technology Corp. (a)	63,641	310
Paychex, Inc.	91,727	2,722
PeopleSoft, Inc. (a)	88,323	1,537
PerkinElmer, Inc.	32,157	562
PMC-Sierra, Inc. (a) (f)	41,124	384
QLogic Corp. (a) (f)	23,845	623
QUALCOMM, Inc.	391,878	14,911
Sabre Holdings Corp. Class A	34,324	789
Sanmina-SCI Corp. (a)	127,858	885
Scientific-Atlanta, Inc. (f)	38,368	1,045
Siebel Systems, Inc. (a)	125,358	954
Solectron Corp. (a)	238,314	1,230
Sun Microsystems, Inc. (a)	802,088	3,080
SunGard Data Systems, Inc. (a)	72,050	1,657
Symantec Corp. (a)	75,800	3,635
Symbol Technologies, Inc. (f)	58,485	754
Tektronix, Inc.	21,029	601
Tellabs, Inc. (a) (f)	104,775	950
Teradyne, Inc. (a) (f)	48,392	623
Texas Instruments, Inc.	421,503	8,236
Thermo Electron Corp. (a)	41,129	1,080
Unisys Corp. (a)	83,479	838
VERITAS Software Corp. (a)	104,683	1,750

		Market
		Value
	Shares	(000)

Waters Corp. (a)	28,057	$1,215
Xerox Corp. (a) (f)	196,242	2,636
Xilinx, Inc.	85,504	2,345
Yahoo!, Inc. (a)	325,180	9,271
		389,903
Materials – 3.0%
Air Products & Chemicals, Inc.	54,389	2,849
Alcoa, Inc.	209,646	6,788
Allegheny Technologies, Inc. (f)	22,329	420
Ball Corp.	26,370	985
Bemis Co., Inc.	26,928	712
Boise Cascade Corp.	21,519	673
Dow Chemical Co.	225,999	9,675
E.I. Du Pont de Nemours & Co.	241,639	10,212
Eastman Chemical Co.	18,962	882
Ecolab, Inc.	63,626	1,904
Engelhard Corp.	29,830	843
Freeport-McMoRan Copper & Gold, Inc. Class B (f)	43,114	1,622
Georgia-Pacific Group	62,740	2,132
Great Lakes Chemical Corp. (f)	12,803	334
Hercules, Inc. (a)	28,098	386
International Flavors & Fragrances, Inc.	23,704	913
International Paper Co.	116,756	4,673
Louisiana-Pacific Corp.	26,459	654
MeadWestvaco Corp.	48,688	1,468
Monsanto Co.	64,446	2,359
Newmont Mining Corp.	108,142	4,800
Nucor Corp.	19,102	1,496
Pactiv Corp. (a)	36,164	855
Phelps Dodge Corp.	22,605	1,844
PPG Industries, Inc.	40,990	2,450
Praxair, Inc.	77,820	3,158
Rohm & Haas Co.	55,096	2,233
Sealed Air Corp. (a)	20,836	1,023
Sigma-Aldrich Corp.	16,093	922
Temple-Inland, Inc.	13,714	936
United States Steel Corp. (f)	27,702	1,023
Vulcan Materials Co.	25,496	1,215
Weyerhaeuser Co.	58,924	3,683
Worthington Industries, Inc.	21,829	444
		76,566
Telecommunication Services – 3.6%
ALLTEL Corp.	75,098	4,104
AT&T Corp.	189,847	2,806
AT&T Wireless Services, Inc. (a)	658,638	9,629
BellSouth Corp.	443,328	11,864
CenturyTel, Inc.	34,508	1,111
Citizens Communications Co.	72,077	910
Nextel Communications, Inc. Class A (a)	267,436	6,202
Qwest Communications International, Inc. (a)	442,622	1,279
SBC Communications, Inc.	801,404	20,668
Sprint Corp. (Fon Group)	347,023	6,830
Verizon Communications, Inc.	670,698	26,325
		$91,728
Utilities – 3.0%
AES Corp. (a)	153,414	1,548
Allegheny Energy, Inc. (a) (f)	31,899	469
Ameren Corp.	47,142	2,206
American Electric Power Co., Inc.	96,054	3,144
Calpine Corp. (a) (f)	104,452	357
CenterPoint Energy, Inc. (f)	77,193	844
Cinergy Corp.	43,558	1,763
CMS Energy Corp. (a) (f)	38,505	370
Consolidated Edison, Inc.	57,522	2,427
Constellation Energy Group, Inc.	40,903	1,681
Dominion Resources, Inc.	79,387	5,151
DTE Energy Co. (f)	42,546	1,758
Duke Energy Corp. (f)	222,477	4,926
Dynegy Inc. Class A (a) (f)	94,930	414
Edison International	77,562	2,085
El Paso Corp. (f)	150,794	1,233
Entergy Corp.	56,343	3,397
Exelon Corp.	159,178	5,866
FirstEnergy Corp.	79,012	3,179
FPL Group, Inc. (f)	45,389	3,141
KeySpan Corp.	38,706	1,475
Kinder Morgan, Inc.	30,038	1,817
Nicor, Inc. (f)	11,213	402
NiSource, Inc.	62,067	1,291
Peoples Energy Corp. (f)	9,331	388
PG&E Corp. (a)	101,723	2,969
Pinnacle West Capital Corp. (f)	23,081	974
PPL Corp.	43,468	2,079
Progress Energy, Inc.	58,908	2,585
Public Service Enterprise Group, Inc. (f)	58,022	2,457
Sempra Energy	56,189	2,031
Southern Co. (f)	179,358	5,444
TECO Energy, Inc. (f)	47,476	630
TXU Corp.	74,248	3,091
Williams Cos., Inc.	127,137	1,512
Xcel Energy, Inc.	96,597	1,705
		76,809
Total Common Stocks
(cost $2,128,337,633)		2,503,398

	Par	Market
	Amount	Value
	(000)	(000)

U. S. Government Securities – 0.3%
United States Treasury Bill (b) (c) 1.24% due 09/09/04	$7,910	$7,908
Total U. S. Government Securities
(cost $7,907,820)		7,908

	Shares
	(000)

Short Term Investments – 7.4%
AIM Short Term Investment Prime Portfolio	50,401	50,401
Federated Money Market Obligations Trust	485	485
State Street Navigator Securities lending Prime Portfolio (d)	137,588	137,588

Total Short Term Investments
(cost $188,474,218)		188,474

Total Investments – 105.3%
(identified cost $2,324,719,671)		$2,699,780
Liabilities in excess of other assets – (5.3)%		(135,020)
Net Assets – 100%		$2,564,760

(a)          Non-income producing security.

(b)         Security held as collateral in relation to initial margin requirements on futures contracts.

(c)          Rate represents annualized yield at date of purchase.

(d)         Security represents investment made with cash collateral received from securities loaned.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f)            All or a portion of these securities were on loan at August 31, 2004.

	Number	Unrealized
	of	Depreciation
	Contracts	(000)

Schedule of Futures Contracts

S&P 500 Financial Futures Contracts (long) Expiration date 09/2004	229	$(1,640)
Total unrealized depreciation on open futures contracts purchased		$(1,640)

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $2,184,368) - including $134,261 of securities loaned	$2,558,507
Investments in non-controlled affiliates at market (identified cost $ 140,352)	141,273
Receivables:
Dividends and interest	4,535
Daily variation margin on futures contracts	292
Total assets	2,704,607

Liabilities
Payables:
Investment securities purchased	1,964
Due upon return of securities loaned	137,588
Management fees	295
Total liabilities	139,847
Net Assets	$2,564,760

Composition of Net Assets
Paid-in capital	$2,191,340
Net unrealized appreciation on investments and futures contracts	373,420
Net Assets	$2,564,760

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2003

		Market
		Value
	Shares	(000)

Common Stocks – 96.1%
Consumer Discretionary – 10.8%
American Greetings Corp. Class A (a)	16,714	$366
AutoNation, Inc. (a)	69,000	1,268
AutoZone, Inc. (a)	22,887	1,950
Bed Bath & Beyond, Inc. (a)	74,814	3,243
Best Buy Co.	81,821	4,274
Big Lots, Inc. (a)	32,038	455
Black & Decker Corp.	19,433	958
Brunswick Corp.	22,929	730
Carnival Corp.	159,419	6,334
Centex Corp.	15,788	1,700
Circuit City Stores-Circuit City Group	52,939	536
Clear Channel Communications, Inc.	155,765	7,294
Comcast Corp. (a)	570,367	18,748
Cooper Tire & Rubber Co.	18,637	398
Dana Corp.	40,449	742
Darden Restaurants, Inc.	43,710	920
Delphi Corp.	140,767	1,437
Dillard’s, Inc. Class A	19,253	317
Dollar General Corp.	86,615	1,818
Dow Jones & Co., Inc.	21,526	1,073
Eastman Kodak Co.	72,637	1,865
eBay, Inc. (a)	163,560	10,564
Family Dollar Stores, Inc.	43,568	1,563
Federated Department Stores, Inc.	45,576	2,148
Ford Motor Co.	463,455	7,415
Fortune Brands, Inc.	37,566	2,686
Gannett Co., Inc.	68,538	6,111
Gap, Inc.	228,630	5,307
General Motors Corp.	141,973	7,581
Genuine Parts Co.	45,093	1,497
Goodyear Tire & Rubber Co.	44,442	349
Harley-Davidson, Inc.	76,538	3,638
Harrah’s Entertainment, Inc.	27,933	1,390
Hasbro, Inc.	43,987	936
Hilton Hotels Corp.	95,443	1,635
Home Depot, Inc.	576,557	20,462
International Game Technology	87,452	3,122
Interpublic Group Cos., Inc.	99,277	1,549
JC Penney & Co., Inc.	68,788	1,808
Johnson Controls, Inc.	22,698	2,636
Jones Apparel Group, Inc.	32,379	1,141
KB HOME	11,631	844
Knight-Ridder, Inc.	20,191	1,562
Kohl’s Corp. (a)	86,910	3,906
Leggett & Platt, Inc.	50,754	1,098
Limited Brands	130,278	2,349
Liz Claiborne, Inc.	27,641	980
Lowe’s Cos., Inc.	199,123	11,029
Marriot International, Inc. Class A	58,339	2,695
Mattel, Inc.	108,345	2,088
May Department Stores Co.	73,867	2,147
Maytag Corp.	20,729	577
McDonald’s Corp.	321,253	7,977
McGraw-Hill, Inc.	48,413	3,385
Meredith Corp.	13,347	651
New York Times Co. Class A	38,745	1,852
Newell Rubbermaid, Inc.	70,821	1,613
NIKE, Inc. Class B	66,313	4,540
Nordstrom, Inc.	34,938	1,198
Office Depot, Inc. (a)	81,670	1,365
Omnicom Group, Inc.	48,017	4,193
Pulte Homes, Inc.	16,218	1,518
Radioshack Corp.	42,553	1,306
Reebok International, Ltd.	15,571	612
Sears Roebuck & Co.	64,554	2,937
Sherwin-Williams Co.	36,770	1,277
Snap-On, Inc.	14,748	475
Stanley Works	20,232	766
Staples, Inc. (a)	127,150	3,471
Starbucks Corp. (a)	98,726	3,264
Starwood Hotels & Resorts Worldwide, Inc. Class B	50,612	1,821
Target Corp.	230,757	8,861
Tiffany & Co.	36,868	1,666
Time Warner, Inc. (a)	1,145,847	20,614
TJX Cos., Inc.	129,713	2,860
Toys “R” Us, Inc. (a)	54,169	685
Tribune Co.	78,955	4,074
Tupperware Corp.	13,036	226
Univision Communications, Inc. Class A (a)	81,418	3,232
V.F. Corp.	27,888	1,206
Viacom, Inc. Class B	443,289	19,673
Visteon Corp.	29,453	307
Walt Disney Co.	518,073	12,087
Wendy’s International, Inc.	28,567	1,121
Whirlpool Corp.	18,266	1,327
Yum! Brands, Inc. (a)	74,222	2,553
		293,952
Consumer Staples – 10.6%
Adolph Coors Co. Class B	9,244	519
Alberto Culver Co. Class B	15,639	987
Albertson’s, Inc.	92,413	2,093
Altria Group, Inc.	514,764	28,013
Anheuser-Busch Cos., Inc.	206,367	10,871
Archer-Daniels-Midland Co.	164,367	2,502
Avon Products, Inc.	60,474	4,081
Brown-Forman Corp. Class B	15,241	1,424
Campbell Soup Co.	104,683	2,805
Clorox Co.	54,410	2,642
Coca-Cola Co.	621,335	31,533
Coca-Cola Enterprises, Inc.	115,700	2,530
Colgate-Palmolive Co.	135,935	6,804
ConAgra Foods, Inc.	135,646	3,580
Costco Wholesale Corp. (a)	115,751	4,304

		Market
		Value
	Shares	(000)

CVS Corp.	99,792	$3,604
General Mills, Inc.	94,364	4,275
Gillette Co.	256,144	9,408
H.J. Heinz Co.	88,820	3,236
Hershey Foods Corp.	33,504	2,579
Kellogg Co.	103,129	3,927
Kimberly-Clark Corp.	127,664	7,544
Kroger Co. (a)	188,222	3,484
McCormick & Co., Inc.	36,800	1,108
Pepsi Bottling Group, Inc.	66,053	1,597
PepsiCo, Inc.	435,010	20,280
Procter & Gamble Co.	328,711	32,832
R.J. Reynolds Tobacco Holdings, Inc.	21,240	1,235
Safeway, Inc. (a)	111,793	2,449
Sara Lee Corp.	201,217	4,368
SuperValu, Inc.	33,960	971
SYSCO Corp.	163,781	6,098
UST Corp.	41,647	1,486
Wal-Mart Stores, Inc.	1,097,128	58,203
Walgreen Co.	259,610	9,445
Winn-Dixie Stores, Inc.	31,710	316
Wrigley Wm., Jr. Co.	56,716	3,188
		286,321
Energy – 5.6%
Amerada Hess Corp.	22,502	1,196
Anadarko Petroleum Corp.	63,554	3,242
Apache Corp.	40,965	3,322
Ashland, Inc.	17,080	753
Baker Hughes, Inc.	84,480	2,717
BJ Services Co. (a)	40,055	1,438
Burlington Resources, Inc.	51,128	2,831
ChevronTexaco Corp.	270,947	23,407
ConocoPhillips	172,441	11,307
Devon Energy Corp.	58,761	3,365
EOG Resources, Inc.	28,984	1,338
ExxonMobil Corp.	1,675,702	68,704
Halliburton Co.	111,386	2,896
Kerr-McGee Corp.	26,136	1,215
Marathon Oil Corp.	78,234	2,589
Nabors Industries, Ltd. (a)	38,215	1,586
Noble Corp. (a)	34,523	1,235
Occidental Petroleum Corp.	98,123	4,145
Rowan Cos., Inc. (a)	23,639	548
Schlumberger, Ltd.	148,207	8,110
Sunoco, Inc.	19,228	983
Transocean, Inc. (a)	82,295	1,976
Unocal Corp.	66,788	2,460
		151,363
Financials – 19.8%
ACE, Ltd.	70,455	2,918
AFLAC, Inc.	129,716	4,693
Allstate Corp.	178,107	7,662
Ambac Financial Group, Inc.	27,047	1,877
American Express Co.	325,873	15,717
American International Group, Inc.	661,083	43,817
AmSouth Bancorp	88,819	2,176
AON Corp.	81,323	1,947
Apartment Investment & Management Co. Class A	25,000	862
Bank of America Corp.	376,578	30,288
Bank of New York Co., Inc.	195,779	6,484
Bank One Corp.	283,162	12,909
BB&T Corp.	138,618	5,356
Bear Stearns Cos., Inc.	25,399	2,031
Capital One Financial Corp.	58,315	3,574
Charles Schwab Corp.	342,893	4,060
Charter One Financial, Inc.	56,017	1,935
Chubb Corp.	48,039	3,271
Cincinnati Financial Corp.	40,667	1,703
Citigroup, Inc.	1,307,771	63,479
Comerica, Inc.	45,132	2,530
Countrywide Credit Industries, Inc.	46,363	3,517
Equity Office Properties Trust	102,541	2,938
Equity Residential	69,607	2,054
Fannie Mae	246,229	18,482
Federal Home Loan Mortgage Corp.	176,146	10,273
Federated Investors, Inc. Class B	27,400	804
Fifth Third Bancorp	144,100	8,516
First Tennessee National Corp.	31,917	1,408
FleetBoston Financial Corp.	267,085	11,658
Franklin Resources, Inc.	64,244	3,345
Golden West Financial Corp.	38,411	3,964
Goldman Sachs Group, Inc.	119,900	11,838
Hartford Financial Services Group, Inc.	71,488	4,220
Huntington Bancshares, Inc.	59,354	1,335
J.P. Morgan Chase & Co.	517,014	18,990
Janus Capital Group, Inc.	60,619	995
Jefferson-Pilot Corp.	35,760	1,811
John Hancock Financial Services, Inc.	72,978	2,737
KeyCorp	105,809	3,102
Lehman Brothers Holdings, Inc.	68,718	5,306
Lincoln National Corp.	45,731	1,846
Loews Corp.	47,514	2,350
Marsh & McLennan Cos., Inc.	134,136	6,424
Marshall & Ilsley Corp.	57,992	2,218
MBIA, Inc.	36,758	2,177
MBNA Corp.	323,402	8,037
Mellon Financial Corp.	108,723	3,491
Merrill Lynch & Co., Inc.	239,427	14,042
MetLife, Inc.	192,407	6,478
MGIC Investment Corp.	24,962	1,421
Moody’s Corp.	37,865	2,293
Morgan Stanley	274,443	15,882
National City Corp.	153,791	5,220
North Fork Bancorp, Inc.	38,090	1,541
Northern Trust Corp.	55,540	2,578
Plum Creek Timber Co., Inc.	46,180	1,406

		Market
		Value
	Shares	(000)

PNC Financial Services Group, Inc.	70,047	$3,834
Principal Financial Group, Inc.	81,550	2,697
Progressive Corp.	54,647	4,568
ProLogis	45,200	1,450
Providian Financial Corp. (a)	73,473	855
Prudential Financial, Inc.	136,700	5,710
Regions Financial Corp.	56,389	2,098
SAFECO Corp.	36,364	1,416
Simon Property Group, Inc.	48,263	2,237
SLM Corp.	113,942	4,293
SouthTrust Corp.	83,779	2,742
St. Paul Cos., Inc.	58,828	2,333
State Street Corp. (Note 4)	84,525	4,402
SunTrust Banks, Inc.	71,172	5,089
Synovus Financial Corp.	77,604	2,244
T. Rowe Price Group, Inc.	31,490	1,493
Torchmark Corp.	28,776	1,310
Travelers Property Casualty Corp. Class B	253,956	4,310
U.S. Bancorp	488,661	14,552
Union Planters Corp.	49,344	1,554
UnumProvident Corp.	74,435	1,174
Wachovia Corp.	335,326	15,623
Washington Mutual, Inc.	227,713	9,136
Wells Fargo Co.	428,811	25,253
XL Capital, Ltd. Class A	34,632	2,686
Zions Bancorp	23,219	1,424
		538,469
Health Care – 12.8%
Abbott Laboratories	396,167	18,461
Aetna, Inc.	38,532	2,604
Allergan, Inc.	33,191	2,549
AmerisourceBergen Corp.	28,216	1,584
Amgen, Inc. (a)	326,875	20,201
Anthem, Inc. (a)	35,700	2,677
Applera Corp. - Applied Biosystems Group	52,567	1,089
Bausch & Lomb, Inc.	13,825	718
Baxter International, Inc.	155,626	4,750
Becton, Dickinson & Co.	64,929	2,671
Biogen Idec, Inc. (a)	82,673	3,041
Biomet, Inc.	64,441	2,346
Boston Scientific Corp. (a)	207,396	7,624
Bristol-Myers Squibb Co.	491,317	14,052
C.R. Bard, Inc.	13,097	1,064
Cardinal Health, Inc.	109,566	6,701
Chiron Corp. (a)	47,844	2,727
CIGNA Corp.	36,289	2,087
Eli Lilly & Co.	284,497	20,009
Express Scripts, Inc (a)	19,900	1,322
Forest Laboratories, Inc. (a)	92,506	5,717
Genzyme Corp. (a)	57,105	2,818
Guidant Corp.	77,964	4,693
HCA, Inc.	125,359	5,385
Health Management Associates, Inc. Class A	62,198	1,493
Humana, Inc. (a)	40,925	935
IMS Health, Inc.	60,181	1,496
Johnson & Johnson	752,346	38,866
King Pharmaceuticals, Inc. (a)	63,532	969
Manor Care, Inc.	23,151	800
McKesson Corp.	73,831	2,374
Medco Health Solutions, Inc. (a)	68,172	2,317
MedImmune, Inc. (a)	62,265	1,582
Medtronic, Inc.	307,102	14,928
Merck & Co., Inc.	563,903	26,052
Millipore Corp. (a)	11,728	505
Pfizer, Inc.	1,934,674	68,352
Quest Diagnostics, Inc. (a)	27,000	1,974
Schering-Plough Corp.	371,824	6,466
St. Jude Medical, Inc. (a)	43,597	2,675
Stryker Corp.	50,404	4,285
Tenet Healthcare Corp. (a)	119,909	1,925
UnitedHealth Group, Inc.	148,484	8,639
Watson Pharmaceuticals, Inc. (a)	27,003	1,242
WellPoint Health Networks, Inc. (a)	38,389	3,723
Wyeth	337,431	14,324
Zimmer Holdings, Inc. (a)	61,120	4,303
		347,115
Industrials – 10.5%
3M Co.	198,884	16,911
Allied Waste Industries, Inc. (a)	82,667	1,147
American Power Conversion Corp. (a)	50,067	1,224
American Standard Cos., Inc. (a)	18,307	1,844
Apollo Group, Inc. (a)	44,875	3,051
Avery Dennison Corp.	28,670	1,606
Boeing Co.	213,045	8,978
Burlington Northern Santa Fe Corp.	94,750	3,065
Caterpillar, Inc.	87,885	7,296
Cendant Corp. (a)	256,322	5,708
Cintas Corp.	43,082	2,160
Cooper Industries, Ltd.	23,421	1,357
Crane Co.	15,002	461
CSX Corp.	54,724	1,967
Cummins, Inc.	11,273	552
Danaher Corp.	38,813	3,561
Deere & Co.	60,641	3,945
Delta Air Lines, Inc.	31,293	370
Deluxe Corp.	12,720	526
Dover Corp.	51,413	2,044
Eaton Corp.	19,039	2,056
Emerson Electric Co.	106,535	6,898
Equifax, Inc.	35,969	881
FedEx Corp.	75,446	5,093
Fluor Corp.	20,406	809
General Dynamics Corp.	50,006	4,520
General Electric Co. (e)	2,545,623	78,863
Goodrich Co.	30,855	916
H&R Block, Inc.	45,910	2,542
Honeywell International, Inc.	218,242	7,296

		Market
		Value
	Shares	(000)

Illinois Tool Works, Inc.	77,964	$6,542
Ingersoll-Rand Co. Class A	44,550	3,024
ITT Industries, Inc.	23,902	1,774
Lockheed Martin Corp.	114,071	5,863
Masco Corp.	116,974	3,206
Monster Worldwide, Inc. (a)	28,492	626
Navistar International Corp. (a)	17,880	856
Norfolk Southern Corp.	99,661	2,357
Northrop Grumman Corp.	46,339	4,430
PACCAR, Inc.	29,647	2,524
Pall Corp.	31,474	844
Parker-Hannifin Corp.	30,023	1,786
Pitney Bowes, Inc.	59,839	2,431
Power-One, Inc. (a)	21,100	229
R.R. Donnelley & Sons Co.	28,360	855
Raytheon Co.	106,314	3,194
Robert Half International, Inc. (a)	43,214	1,009
Rockwell Automation, Inc.	47,820	1,702
Rockwell Collins, Inc.	44,819	1,346
Ryder Systems, Inc.	15,680	535
Southwest Airlines Co.	202,140	3,263
Textron, Inc.	34,275	1,956
Thomas & Betts Corp. (a)	16,142	369
Tyco International, Ltd.	506,448	13,421
Union Pacific Corp.	64,540	4,484
United Parcel Service, Inc. Class B	284,900	21,239
United Technologies Corp.	119,157	11,292
W.W. Grainger, Inc.	22,809	1,081
Waste Management, Inc.	147,279	4,359
		284,244
Information Technology – 17.0%
ADC Telecommunications, Inc. (a)	211,127	627
Adobe Systems, Inc.	59,571	2,341
Advanced Micro Devices, Inc. (a)	87,384	1,302
Agilent Technologies, Inc. (a)	120,127	3,513
Altera Corp. (a)	96,878	2,199
Analog Devices, Inc.	93,561	4,271
Andrew Corp. (a)	41,127	473
Apple Computer, Inc. (a)	91,346	1,952
Applied Materials, Inc. (a)	421,161	9,455
Applied Micro Circuits Corp. (a)	77,142	461
Autodesk, Inc.	30,015	738
Automatic Data Processing, Inc.	150,438	5,959
Avaya, Inc. (a)	105,615	1,367
BMC Software, Inc. (a)	57,336	1,069
Broadcom Corp. (a)	75,746	2,582
CIENA Corp. (a)	119,488	793
Cisco Systems, Inc. (a)	1,749,859	42,504
Citrix Systems, Inc. (a)	41,653	884
Computer Associates International, Inc.	148,144	4,050
Computer Sciences Corp. (a)	47,982	2,122
Compuware Corp. (a)	95,257	575
Comverse Technology, Inc. (a)	47,738	840
Concord EFS, Inc. (a)	120,040	1,781
Convergys Corp. (a)	36,005	629
Corning, Inc. (a)	340,285	3,549
Dell, Inc. (a)	648,891	22,036
Electronic Arts, Inc. (a)	76,400	3,650
Electronic Data Systems Corp.	121,786	2,989
EMC Corp. (a)	608,341	7,860
First Data Corp.	184,502	7,581
Fiserv, Inc. (a)	49,147	1,942
Gateway, Inc. (a)	82,065	378
Hewlett-Packard Co.	772,619	17,747
Intel Corp.	1,655,903	53,320
International Business Machines Corp.	436,118	40,419
Intuit, Inc. (a)	50,051	2,648
Jabil Circuit, Inc. (a)	49,813	1,410
JDS Uniphase Corp. (a)	362,319	1,323
KLA Tencor Corp. (a)	49,464	2,902
Lexmark International Group, Inc. Class A (a)	32,602	2,564
Linear Technology Corp.	78,875	3,318
LSI Logic Corp. (a)	96,135	853
Lucent Technologies, Inc. (a)	1,060,672	3,012
Maxim Integrated Products, Inc.	84,056	4,186
Mercury Interactive Corp. (a)	21,548	1,048
Micron Technology, Inc. (a)	155,632	2,096
Microsoft Corp. (e)	2,741,204	75,493
Molex, Inc.	48,110	1,679
Motorola, Inc.	589,298	8,292
National Semiconductor Corp. (a)	46,609	1,837
NCR Corp. (a)	23,992	931
Network Appliance, Inc. (a)	87,867	1,804
Novell, Inc. (a)	93,442	983
Novellus Systems, Inc. (a)	39,469	1,660
NVIDIA Corp. (a)	40,351	938
Oracle Corp. (a)	1,324,338	17,481
Parametric Technology Corp. (a)	59,341	234
Paychex, Inc.	95,227	3,543
PeopleSoft, Inc. (a)	92,323	2,105
PerkinElmer, Inc.	32,157	549
PMC-Sierra, Inc. (a)	44,724	901
QLogic Corp. (a)	23,845	1,230
QUALCOMM, Inc.	202,639	10,928
Sabre Holdings Corp. Class A	38,324	827
Sanmina-SCI Corp. (a)	128,958	1,626
Scientific-Atlanta, Inc.	39,868	1,088
Siebel Systems, Inc. (a)	128,558	1,783
Solectron Corp. (a)	210,214	1,242
Sun Microsystems, Inc. (a)	825,388	3,706
SunGard Data Systems, Inc. (a)	72,350	2,005
Symantec Corp. (a)	77,700	2,692
Symbol Technologies, Inc.	58,485	988
Tektronix, Inc. (a)	21,029	665
Tellabs, Inc. (a)	104,775	883
Teradyne, Inc. (a)	50,292	1,280
Texas Instruments, Inc.	438,403	12,880

		Market
		Value
	Shares	(000)

Thermo Electron Corp. (a)	41,129	$1,037
Unisys Corp. (a)	85,779	1,274
VERITAS Software Corp. (a)	109,083	4,054
Waters Corp. (a)	31,157	1,033
Xerox Corp. (a)	199,842	2,758
Xilinx, Inc. (a)	86,704	3,359
Yahoo!, Inc. (a)	166,390	7,516
		462,602
Materials – 3.0%
Air Products & Chemicals, Inc.	58,189	3,074
Alcoa, Inc.	219,046	8,324
Allegheny Technologies, Inc.	17,729	234
Ball Corp.	14,285	851
Bemis Co., Inc.	13,464	673
Boise Cascade Corp.	21,519	707
Dow Chemical Co.	233,099	9,690
E.I. Du Pont de Nemours & Co.	252,439	11,584
Eastman Chemical Co.	20,062	793
Ecolab, Inc.	65,426	1,791
Engelhard Corp.	33,330	998
Freeport-McMoRan Copper & Gold, Inc. Class B	43,114	1,816
Georgia-Pacific Group	64,340	1,973
Great Lakes Chemical Corp.	12,803	348
Hercules, Inc. (a)	28,098	343
International Flavors & Fragrances, Inc.	24,704	863
International Paper Co.	122,756	5,292
Louisiana Pacific Corp. (a)	26,459	473
MeadWestvaco Corp.	52,488	1,562
Monsanto Co.	65,946	1,898
Newmont Mining Corp.	109,342	5,315
Nucor Corp.	20,202	1,131
Pactiv Corp. (a)	40,964	979
Phelps Dodge Corp. (a)	23,005	1,750
PPG Industries, Inc.	43,290	2,771
Praxair, Inc.	82,120	3,137
Rohm & Haas Co.	56,696	2,422
Sealed Air Corp. (a)	21,136	1,144
Sigma Aldrich Corp.	17,993	1,029
Temple-Inland, Inc.	14,314	897
United States Steel Corp.	26,002	911
Vulcan Materials Co.	25,496	1,213
Weyerhaeuser Co.	55,524	3,554
Worthington Industries, Inc.	21,829	394
		79,934
Telecommunication Services – 3.3%
Alltel Corp.	78,798	3,670
AT&T Corp.	199,647	4,053
AT&T Wireless Services, Inc. (a)	694,238	5,547
BellSouth Corp.	468,128	13,248
CenturyTel, Inc.	36,608	1,194
Citizens Communications Co. (a)	72,077	895
Nextel Communications, Inc. Class A (a)	278,336	7,810
Qwest Communications International, Inc. (a)	434,922	1,879
SBC Communications, Inc.	839,004	21,873
Sprint Corp. (Fon Group)	228,384	3,750
Sprint Corp. (PCS Group) (a)	267,678	1,504
Verizon Communications, Inc.	699,898	24,553
		89,976
Utilities – 2.7%
AES Corp. (a)	155,914	1,472
Allegheny Energy, Inc. (a)	31,899	407
Ameren Corp.	41,442	1,906
American Electric Power Co., Inc.	100,554	3,068
Calpine Corp. (a)	114,452	550
CenterPoint Energy, Inc.	77,193	748
Cinergy Corp.	45,958	1,784
CMS Energy Corp.	36,505	311
Consolidated Edison, Inc.	57,022	2,452
Constellation Energy Group, Inc.	42,303	1,657
Dominion Resources, Inc.	82,987	5,297
DTE Energy Co.	43,746	1,724
Duke Energy Corp.	229,477	4,693
Dynegy, Inc. Class A	94,930	406
Edison International (a)	82,662	1,813
El Paso Corp.	153,494	1,257
Entergy Corp.	58,843	3,362
Exelon Corp.	82,689	5,487
FirstEnergy Corp.	83,512	2,940
FPL Group, Inc.	46,489	3,041
KeySpan Corp.	40,206	1,480
Kinder Morgan, Inc.	31,038	1,834
NICOR, Inc.	11,213	382
NiSource, Inc.	65,967	1,447
Peoples Energy Corp.	9,331	392
PG&E Corp. (a)	106,123	2,947
Pinnacle West Capital Corp.	23,081	924
PPL Corp.	45,768	2,002
Progress Energy, Inc.	61,808	2,797
Public Service Enterprise Group, Inc.	60,722	2,660
Sempra Energy	56,689	1,704
Southern Co.	185,258	5,604
TECO Energy, Inc.	50,776	732
TXU Corp.	81,548	1,934
Williams Cos., Inc.	135,837	1,334
Xcel Energy, Inc.	100,397	1,705
		74,253

Total Common Stocks
(cost $2,242,328,348)		2,608,229

	Par	Market
	Amount	Value
	(000)	(000)

Government and Agency Securities – 0.2%
United States Treasury Bill (b) (c) 0.87% due 03/11/04	$5,910	$5,900
Total Government and Agency Securities
(cost $5,900,002)		5,900

	Shares
	(000)
Short Term Investments – 4.6%
AIM Short Term Investment Prime Portfolio	53,762	53,762
Federated Money Market Obligations Trust	482	482
State Street Navigator Securities Lending Prime Portfolio (d)	71,147	71,147

Total Short Term Investments
(cost $125,390,378)		125,391

Total Investments – 100.9%
(identified cost $2,373,618,729)		2,739,520
Other Assets and Liabilities Net – (0.9)%		(24,848)
Net Assets – 100%		$2,714,672

(a)          Non-income producing security.

(b)         Security held as collateral in relation to initial margin requirements on futures contracts.

(c)          Rate represents annualized yield at date of purchase.

(d)         Security represents investment made with cash collateral received from securities loaned.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

Schedule of Futures Contracts

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
S&P 500 Financial Futures Contracts (long) Expiration date 03/2004	387	$2,016
Total unrealized appreciation on open futures contracts purchased		$2,016

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2003

(Amounts in thousands)

Assets
Unaffiliated investments at market (identified cost $2,299,614) - including $78,107 of securities loaned (Note 2)	$2,663,971
Affiliated investments at market (identified cost $ 74,005) (Note 4)	75,549
Receivables:
Investment securities sold	42,495
Dividends and interest	3,624
Daily variation margin on futures contracts	281
Total assets	2,785,920

Liabilities
Payables:
Due upon return of securities loaned	71,147
Management fees (Note 4)	101
Total liabilities	71,248
Net Assets	$2,714,672

Composition of Net Assets
Paid-in capital	$2,346,755
Net unrealized appreciation on investments and futures contracts	367,917
Net Assets	$2,714,672

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2003

(Amounts in thousands)

Investment Income
Dividend income - unaffiliated issuers			$39,328
Dividend income - non-controlled affiliated issuers			44
Interest			827
Security lending income (Notes 2 and 4)			82
Total Investment Income			40,281

Expenses
Management fees (Note 4)	$1,017
Total Expenses			1,017
Net Investment Income			39,264

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(107,517)
Futures contracts	16,773
			(90,744)
Net change in unrealized appreciation (depreciation) on:
Investments	638,263	*
Futures contracts	2,832
			641,095
Net realized and unrealized gain			550,351
Net Increase in Net Assets Resulting from Operations			$589,615

*Excludes unrealized depreciation of $1,680 on contributed securities.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

(Amounts in thousands)

	For the Year	For the Year
	Ended	Ended
	December 31, 2003	December 31, 2002
Increase (Decrease) in Net Assets From:

Operations
Net investment income	$39,264	$34,956
Net realized loss on investments, futures contracts, and withdrawals in-kind	(90,744)	(70,428)
Net change in unrealized appreciation (depreciation)	641,095	(532,213)
Net increase (decrease) in net assets resulting from operations	589,615	(567,685)

Capital Transactions
Proceeds from contributions	547,305	557,561
Contributions in-kind	19,659	41,343
Fair value of withdrawals	(434,455)	(520,988)
Withdrawals in-kind	—	(209,981)
Net increase (decrease) in net assets from capital transactions	132,509	(132,065)
Total Net Increase (Decrease) in Net Assets	722,124	(699,750)

Net Assets
Beginning of year	1,992,548	2,692,298
End of year	$2,714,672	$1,992,548

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	12/31/03	12/31/02	12/31/01	12/31/00*

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$2,714,672	$1,992,548	$2,692,298	$2,957,271

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045	%†
Net investment income	1.74%	1.57%	1.34%	1.14	%†

Portfolio turnover rate**	12%	13%	14%	18	%††

Total return (a)	28.62%	(22.16)%	(11.94)%	(2.41	)%††

*         The Portfolio commenced operations on March 1, 2000.

**  The Portfolio turnover rate excludes in-kind security transactions.

†             Annualized.

††         Not Annualized.

(a)          Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2003

1. Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999.  The Trust comprises seven investment portfolios:  the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio.  Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).  At December 31, 2003, only the Portfolio and State Street MSCI® EAFE® Index Portfolio had commenced operations.  Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”).  The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index.  The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. Significant Accounting Policies

The Portfolio’s financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services.  Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade.  Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.  Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.  The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date.  Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments.  Realized gains and losses from securities transactions are recorded on the basis of identified cost.  Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index.  Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount.  Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.  The Portfolio recognizes a realized gain or loss when the contract is closed.  The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.  For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $81,642 and $27,214, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $78,107,395. The loans were collateralized with cash of $71,146,646, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $3,321,220 and $5,646,074, respectively.

3. Securities Transactions

For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $406,389,749 and $259,097,959, respectively.  The aggregrate value of in-kind contributions and withdrawals were $19,659,189 and $0, respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $2,575,543,868.  The aggregate gross unrealized appreciation and gross unrealized depreciation was $587,116,576 and $423,141,026, respectively, resulting in net appreciation of $163,975,550.  The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio.  In compensation for SSgA’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA.  Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA.  Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index.  The market value of each of these investments at December 31, 2003 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA.  For the year ended December 31, 2003, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $366,175.

State Street Equity 500 Index Portfolio

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the “Portfolio”) as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein.  These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Boston, Massachusetts
February 6, 2004

State Street Equity 500 Index Portfolio

State Street Master Funds

(Unaudited)

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 Age: 59	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 67	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 Age: 55	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp., (technology company) (2001 - present); Chief Executive Officer, IEmily.com, (internet company (2000- 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc., (1998 - 1999); Founder, President, and Chief Executive Officer of Spence Center for Woman’s Health (1994 - 1998); Trustee, Eastern Enterprise, (utilities) (1988 - 2000).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 63	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank, (1987 - 1999). Mr. Williams retired in 1999.	14	Trustee, State Street Insitutional Investment Trust

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers:

Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 38	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 - present); Vice President of State Street Bank and Trust Company (1993 to 2002).	–	–

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 37	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999-present); Audit Senior Manager, Ernst & Young LLP(1998-1999).	–	–

Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 46	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank & Trust Company (2000 - present); Counsel of First Data Investor Services Group, Inc., (1994 - 2000).	–	–

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments

August 31, 2004 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS — 95.8%

Australia — 4.4%
Alumina, Ltd.	8,911	$34,084
Amcor, Ltd.	6,706	34,625
AMP, Ltd.	14,834	65,307
Ansell, Ltd. (d)	1,323	7,875
Aristocrat Leisure, Ltd. (d)	2,448	12,122
Australia & New Zealand Banking Group, Ltd.	14,899	192,581
Australia Gas Light Co., Ltd.	3,497	32,786
Australian Stock Exchange, Ltd.	809	8,878
AXA Asia Pacific Holdings, Ltd.	6,406	17,418
BHP Billiton, Ltd.	29,966	277,149
BlueScope Steel, Ltd.	5,593	30,927
Boral, Ltd.	4,326	21,392
Brambles Industries, Ltd. (d)	7,429	35,323
Centro Properties Group	5,506	17,609
CFS Gandel Retail Trust	38	41
CFS Gandel Retail Trust Unit	10,955	11,652
Coca-Cola Amatil, Ltd.	3,446	17,574
Cochlear, Ltd. (d)	421	5,703
Coles Myer, Ltd.	8,818	55,778
Commonwealth Bank of Australia	10,069	214,197
Commonwealth Property Office Fund (d)	10,336	8,810
Computershare, Ltd. (d)	3,431	8,604
CSL, Ltd.	1,495	27,222
CSR, Ltd.	7,488	12,131
Deutsche Office Trust	9,100	7,628
Foster’s Group, Ltd.	16,187	53,248
Futuris Corp., Ltd.	4,399	5,547
General Property Trust	15,529	38,832
Harvey Norman Holdings, Ltd.	4,185	8,696
Iluka Resources, Ltd. (d)	1,845	6,043
ING Industrial Fund	5,848	8,033
Insurance Australia Group, Ltd.	12,997	46,508
Investa Property Group (d)	13,920	19,512
James Hardie Industries NV	4,370	16,746
John Fairfax Holdings, Ltd.	6,751	18,166
Leighton Holdings, Ltd. (d)	1,080	7,455
Lend Lease Corp., Ltd.	2,803	21,995
Lion Nathan, Ltd.	2,329	11,648
Macquarie Bank, Ltd.	1,665	39,759
Macquarie Goodman Industrial Trust	12,237	15,430
Macquarie Infrastructure Group	15,012	37,539
Mayne Group, Ltd.	4,730	13,560
Mirvac Group	5,266	16,766
National Australia Bank, Ltd. (d)	12,045	226,112
Newcrest Mining, Ltd.	2,503	26,270
News Corp., Ltd. (d)	10,932	84,936
OneSteel, Ltd.	4,350	8,886
Orica, Ltd.	2,132	24,329
Origin Energy, Ltd.	5,038	20,938
Pacific Brands Ltd. (a)	4,541	8,924
PaperlinX, Ltd.	3,623	13,475
Patrick Corp., Ltd.	4,778	17,770
Perpetual Trustees Australia Ltd.	348	11,276
Publishing & Broadcasting, Ltd.	1,045	10,040
QBE Insurance Group, Ltd. (d)	5,418	48,278
Rinker Group, Ltd.	7,283	44,632
Rio Tinto, Ltd. (d)	2,504	63,586
Santos, Ltd.	4,452	20,697
Sonic Healthcare, Ltd.	1,855	12,217
Southcorp, Ltd. (a)	5,016	12,119
Stockland	10,003	39,529
Stockland New	6	23
Stockland Trust Group (a)	17	50
Suncorp-Metway, Ltd.	4,118	43,221
TABCORP Holdings, Ltd. (d)	3,858	40,845
Telstra Corp., Ltd.	17,269	58,389
Toll Holdings, Ltd.	1,740	13,421
Transurban Group (d)	3,799	14,986
Wesfarmers, Ltd.	3,026	64,073
Westfield Group (a) (d)	11,434	124,280
Westpac Banking Corp.	14,457	171,592
WMC Resorces, Ltd.	8,814	30,546
Woodside Petroleum, Ltd.	3,768	47,881
Woolworths, Ltd.	8,172	72,818
		2,919,038
Austria — 0.4%
Bank Austria Creditanstalt	367	23,282
Bohler-Uddeholm AG	65	5,445
Erste Bank der Oesterreichischen Sparkassen AG	1,196	45,568
Flughafen Wien AG	88	5,059
Immofinanz Immobilien Anlagen AG (a)	2,390	19,382
Mayr-Melnhof Karton AG	35	4,638
OMVAG	135	30,901
RHI AG (a)	150	3,247
Telekom Austria AG	2,746	38,452
VA Technologie AG (a)	113	7,361
Verbund Oesterreichische Elektrizitaetswirtschafts AG	62	11,245
Voestalpine AG	258	12,670
Wienerberger AG	555	20,139
		227,389
Belgium — 1.2%
Agfa Gevaert NV (d)	774	21,347
Barco NV (d)	93	7,757
Bekaert SA	154	9,685
Belgacom SA (a)	1,323	44,204
Cofinimmo	41	5,726
Colruyt NV	150	19,781
Compagnie Maritime Belge SA	28	4,228
Delhaize Group (d)	593	33,403
Dexia (d)	5,530	95,415
Electrabel SA (d)	234	78,641
Fortis	10,005	222,698
Groupe Bruxelles Lambert SA (d)	590	36,998

		Market
	Shares	Value

Interbrew SA (d)	1,290	$41,421
KBC Banassurance Holding NV (d)	908	54,728
Mobistar SA (a)	213	14,589
Omega Pharma SA (d)	223	11,174
S.A. D’Ieteren NV (d)	23	4,694
Solvay SA	542	45,637
UCB SA (d)	747	36,383
Umicore	211	14,234
		802,743
Denmark — 0.8%
A P Moller - Maersk A/S, Series B	9	60,994
Bang & Olufsen A/S, Series B	100	5,721
Carlsberg A/S, Series B	300	13,898
Coloplast A/S, Series B	108	10,519
Danisco A/S	455	22,792
Danske Bank A/S	3,862	93,409
DSV, Series B	175	8,709
East Asiatic Co., Ltd. A/S	175	7,678
FLS Industries A/S, Series B (a)	250	2,824
GN Store Nord A/S	1,981	17,674
H. Lundbeck A/S (d)	584	10,516
ISS A/S	386	19,051
Kobenhavns Lufthavne A/S (d)	40	5,703
NKT Holding A/S	150	3,413
Novo Nordisk A/S	2,157	115,111
Novozymes A/S, Series B	443	18,637
Tele Danmark A/S	1,383	48,732
Topdanmark A/S (a)	189	11,819
Vestas Wind Systems A/S (a) (d)	1,426	18,558
William Demant Holding A/S (a)	265	10,281
		506,039
Finland — 1.3%
Amer Group, Ltd.	200	9,364
Elisa Corp., Series A (a)	1,173	13,940
Fortum Oyj	2,912	40,954
KCI Konecranes International Oyj	116	4,172
Kesko Oyj	500	10,928
Kone Corp.	322	19,487
Metso Oyj (d)	902	11,642
Nokia Oyj	40,502	474,432
Nokian Renkaat Oyj	76	7,809
Orion-Yhtyma Oyj, Series B	367	10,569
Outokumpu Oyj	716	11,238
Pohjola Group PLC, Series B (d)	450	4,734
Rautaruukki Oyj	700	6,393
Sampo Oyj, Series A	2,873	28,441
Stora Enso Oyj, Series R	5,413	72,437
TietoEnator Oyj	714	18,909
UPM-Kymmene Oyj	4,540	86,792
Uponor Oyj	300	10,301
Wartsila Oyj, Series B	400	9,425
		851,967
France — 8.7%
Accor SA (d)	1,573	66,463
Air France-KLM (d)	951	14,556
Alcatel SA (a) (d)	10,307	120,483
Alstom (a)	30,626	16,408
Atos Origin SA (a)	362	19,642
Autoroutes du Sud de la France (ASF) (d)	540	23,605
AXA (d)	11,904	243,370
BNP Paribas SA (d)	6,677	404,643
Bouygues SA (a) (d)	1,773	61,075
Business Objects SA (a) (d)	527	9,760
Cap Gemini SA (a) (d)	983	27,853
Carrefour SA (a) (d)	4,816	226,241
Casino Guichard-Perrachon SA (d)	255	20,136
CNP Assurances	273	16,568
Compagnie de Saint-Gobain (d)	2,590	130,185
Compagnie Generale des Establissements Michelin (d)	1,192	63,094
Credit Agricole SA	5,592	140,948
Dassault Systemes SA (d)	440	18,907
Essilor International SA (d)	771	47,316
European Aeronautic Defence & Space Co. (d)	2,035	53,226
France Telecom SA (d)	9,332	220,785
Gecina SA	205	17,061
Groupe Danone (d)	2,027	162,406
Hermes International	73	13,796
Imerys SA (d)	252	15,741
Klepierre	178	12,875
L’Air Liquide SA (d)	918	143,749
L’Oreal SA (a) (d)	2,561	170,421
Lafarge SA (a) (d)	1,412	121,126
Lagardere S.C.A. (a) (d)	1,046	62,855
LVMH (Louis Vuitton Moet Hennessy) (d)	2,067	132,388
Pernod-Ricard SA (d)	441	54,558
Pinault-Printemps-Redoute SA (d)	533	48,676
PSA Peugoet Citroen (d)	1,443	86,606
Publicis Groupe (d)	1,106	29,884
Renault SA	1,563	125,610
Sagem SA (d)	144	13,501
Sanofi-Aventis (a)	2,293	163,057
Sanofi-Aventis New (d)	5,342	380,524
Schneider Electric SA (d)	1,861	116,588
Societe BIC SA (d)	259	11,066
Societe Generale (d)	2,763	236,179
Societe Television Francaise 1 (d)	928	26,091
Sodexho Alliance SA (d)	741	19,471
STMicroelectronics NV (d)	4,985	84,494
Suez SA (d)	6,780	131,513
Technip SA (d)	148	22,202
Thales SA (d)	603	20,375
Thomson (d)	1,878	35,673
Total SA (d)	4,917	958,548
Unibail SA	336	38,049
Valeo SA (d)	577	22,729
Veolia Environnement (d)	2,358	60,870
Vinci SA (d)	597	63,861
Vivendi Universal SA (a) (d)	8,559	211,356
Zodiac SA (d)	317	10,488
		5,769,651

		Market
	Shares	Value

Germany — 6.1%
Adidas-Salomon AG (d)	385	$49,519
Allianz AG (d)	2,593	250,032
Altana AG (d)	550	29,842
BASF AG (d)	4,450	240,638
Bayer AG	5,550	141,714
Bayer Hypo-und Vereinsbank AG (a)	5,285	86,619
Beiersdorf AG, Series A (d)	98	9,534
Celesio AG (d)	228	15,108
Commerzbank AG (a)	3,787	62,252
Continental AG	1,030	53,478
DaimlerChrysler AG (a) (d)	7,271	302,260
Deutsche Bank AG (d)	4,409	300,052
Deutsche Boerse AG	900	43,474
Deutsche Lufthansa AG (a) (d)	1,922	22,397
Deutsche Post AG	3,707	73,801
Deutsche Telekom AG (a)	21,275	371,226
Douglas Holding AG	256	7,226
E.On AG	5,260	373,466
Epcos AG (a) (d)	424	6,366
Fresenius Medical Care AG (d)	291	21,232
Heidelberg Cement AG	486	21,416
Hypo Real Estate Holding AG (a)	1,085	34,693
Infineon Technologies AG (a) (d)	5,312	51,745
KarstadtQuelle AG (d)	365	5,782
Linde AG (a) (d)	705	37,797
MAN AG (a) (d)	908	30,781
Merck KGAA	420	22,114
Metro AG	1,212	56,301
MLP AG (d)	478	7,043
Muenchener Rueckversich AG	1,551	146,799
Puma AG	137	33,484
RWE AG	3,305	161,979
SAP AG (d)	1,732	252,549
Schering AG	1,393	77,380
Siemens AG	6,777	464,011
Suedzucker AG	400	7,496
ThyssenKrupp AG (d)	2,540	47,258
TUI AG (d)	1,352	24,908
Volkswagen AG (d)	1,929	74,130
		4,017,902
Greece — 0.5%
Alpha Bank AE	1,814	44,397
Coca-Cola Hellenic Bottling Co. SA	685	16,265
Cosmote Mobile Telecommunications SA	803	12,985
EFG Eurobank Ergasias	1,718	37,822
Emporiki Bank of Greece SA	470	9,672
Folli-Follie SA	150	4,690
Germanos SA	217	5,258
Hellenic Duty Free Shops SA	150	2,729
Hellenic Petroleum SA	1,042	8,349
Hellenic Technodomiki TEV SA	643	2,662
Hellenic Telecommunications Organization SA	2,438	30,993
Hyatt Regency SA	379	3,692
Intracom SA	653	2,513
National Bank of Greece SA	2,262	49,688
OPAP SA	1,544	29,554
Piraeus Bank SA	1,634	18,305
Public Power Corp. (PPC)	1,011	24,375
Technical Olympic SA	610	2,629
Titan Cement Co. SA	550	13,434
Viohalco, Hellenic Copper and Aluminum Industry SA	976	7,249
		327,261
Hong Kong — 1.5%
ASM Pacific Technology, Ltd. (d)	1,500	5,010
Bank of East Asia, Ltd.	10,204	28,061
BOC Hong Kong (Holdings), Ltd. (d)	28,500	51,154
Cathay Pacific Airways, Ltd.	8,000	14,051
Cheung Kong (Holdings), Ltd.	11,000	95,193
Cheung Kong Infrastructure (Holdings), Ltd.	3,000	7,442
CLP Holdings, Ltd.	14,100	81,528
Esprit Holdings, Ltd.	5,622	27,173
Giordano International, Ltd.	12,000	6,731
Hang Lung Properties, Ltd. (d)	10,000	14,551
Hang Seng Bank, Ltd.	5,900	78,667
Henderson Land Development Co., Ltd. (d)	6,000	29,308
Hong Kong & China Gas Co., Ltd.	28,183	50,585
Hong Kong Exchanges & Clearing, Ltd. (d)	8,000	17,487
Hongkong Electric Holdings, Ltd.	10,500	46,847
Hopewell Holdings, Ltd.	5,000	10,833
Hutchison Whampoa, Ltd.	15,800	124,071
Hysan Development Co., Ltd.	4,475	7,745
Johnson Electronic Holdings, Ltd.	10,500	10,702
Kerry Properties, Ltd.	4,000	7,231
Kingboard Chemical Holdings, Ltd.	4,000	7,513
Li & Fung, Ltd.	13,000	16,750
MTR Corp. (d)	9,582	14,680
New World Development Co., Ltd.	16,438	15,490
Orient Overseas International Ltd.	2,000	6,564
PCCW, Ltd. (a)	27,133	18,089
SCMP Group, Ltd.	6,533	2,471
Shangri-La Asia, Ltd. (d)	8,260	7,678
Sino Land Co., Ltd. (d)	8,544	6,353
SmarTone Telecommunications Holdings, Ltd.	2,000	2,167
Sun Hung Kai Properties, Ltd.	10,000	92,949
Swire Pacific, Ltd.	7,000	49,584
Techtronic Industries Co., Ltd. (d)	6,180	9,746
Television Broadcast, Ltd.	2,000	8,282
Texwinca Holdings, Ltd. (d)	4,000	3,436
Wharf (Holdings), Ltd.	9,000	29,654
Yue Yuen Industrial (Holdings), Ltd. (d)	3,821	9,210
		1,014,986

		Market
	Shares	Value

Ireland — 0.9%
Allied Irish Banks PLC	7,235	$114,350
Bank of Ireland	8,287	111,300
CRH PLC	4,508	102,428
DCC PLC	690	12,098
Depfa Bank PLC	2,948	38,912
Elan Corp. PLC (a)	3,300	73,132
Fyffes PLC	2,618	5,802
Grafton Group PLC	1,848	15,819
Greencore Group PLC	1,349	4,846
Independent News & Media PLC	4,693	11,315
Irish Life & Permanent PLC	2,300	35,063
Kerry Group PLC	1,108	23,070
Kingspan Group PLC	1,165	7,036
Ryanair Holdings PLC (a)	1,586	8,227
Ryanair Holdings PLC ADR (a) (d)	43	1,335
Waterford Wedgewood (a)	1,583	289
Waterford Wedgwood PLC (a)	5,125	936
		565,958
Italy — 3.0%
Alleanza Assicurazioni SpA (a) (d)	3,214	33,656
Arnoldo Mondadori Editore SpA	710	6,493
Assicurazioni Generali SpA (d)	6,665	173,999
Autogrill SpA (a)	872	12,582
Autostrade SpA	1,788	35,836
Banca Antonveneta SpA (a)	1,623	33,517
Banca Fideuram SpA (d)	2,306	11,372
Banca Intesa SpA	6,619	18,779
Banca Monte dei Paschi di Siena SpA (a) (d)	7,259	21,213
Banca Nazionale del Lavoro SpA (d)	7,859	18,182
Banca Popolare di Milano	2,500	15,434
Banche Popolari Unite Scrl	2,299	37,176
Banco Popolare di Verona e Novara Scrl	2,551	42,027
Benetton Group SpA (d)	431	4,708
Bulgari SpA	1,050	9,832
Capitalia SpA	10,106	30,949
Edison SpA (a)	6,537	10,841
Enel SpA (a) (d)	16,902	130,688
Ente Nazionale Idrocarburi SpA (d)	18,099	370,463
Fiat SpA (a) (d)	3,665	26,285
FinecoGroup SpA (a) (d)	1,116	5,993
Finmeccanica SpA (d)	41,587	27,598
Gruppo Editoriale L’Espresso SpA (d)	1,326	6,846
Intesabci SpA	22,313	81,780
Italcementi SpA (d)	500	6,807
Luxottica Group SpA	971	16,316
Mediaset SpA (d)	4,067	41,697
Mediobanca SpA (d)	3,280	39,180
Mediolanum SpA (d)	1,612	9,598
Pirelli & Co. SpA (a) (d)	11,806	11,414
Riunione Adriatica di Sicurta SpA (a) (d)	2,082	36,760
San Paolo - IMI SpA (d)	6,462	72,311
Seat Pagine Gialle SpA (a) (d)	25,430	9,630
Snam Rete Gas SpA	6,207	27,889
Telecom Italia Media SpA (a) (d)	9,613	3,430
Telecom Italia Mobile SpA	26,445	140,717
Telecom Italia SpA (d)	57,417	171,988
Telecom Italia SpADi Risp (d)	39,746	87,356
Terna SpA (a)	6,951	15,723
Tiscali SpA (a) (d)	1,445	4,003
UniCredito Italiano SpA (d)	30,701	147,289
		2,008,357
Japan — 22.7%
77 Bank, Ltd.	3,000	18,071
ACOM Co., Ltd.	570	37,623
ADERANS Co., Ltd. (d)	300	5,767
Advantest Corp. (d)	600	38,229
AEON Co., Ltd. New (a)	2,000	33,396
AEON Co., Ltd. (d)	2,800	46,754
Aeon Credit Service Co., Ltd.	200	13,054
Aiful Corp.	350	35,085
Aisin Seiki Co., Ltd.	1,200	28,947
Ajinomoto Co., Inc.	5,000	56,484
Alfresa Holdings Corp.	200	8,843
All Nippon Airways Co., Ltd. (ANA)	4,000	13,036
ALPS Electric Co., Ltd.	1,000	12,386
Amada Co., Ltd.	3,000	17,028
Amano Corp.	1,000	8,505
Anritsu Corp.	1,000	7,040
Aoyama Trading Co., Ltd.	400	9,686
Ariake Japan Co., Ltd.	100	2,737
Asahi Breweries, Ltd.	3,700	35,091
Asahi Glass Co., Ltd. (d)	6,000	58,058
Asahi Kasei Corp.	10,000	44,949
Asatsu-DK, Inc.	300	8,019
Autobacs Seven Co., Ltd. (d)	200	5,932
Bandai Co., Ltd.	600	13,952
Bank of Fukuoka, Ltd. (d)	5,000	26,045
Bank of Yokohama, Ltd.	9,000	53,554
Bellsystem24, Inc. (d)	20	4,907
Benesse Corp.	700	21,147
Bridgestone Corp.	5,000	94,979
C&S Co., Ltd. (d)	500	12,107
Canon, Inc.	7,000	334,508
Capcom Co., Ltd. (d)	300	3,054
Casio Computer Co., Ltd. (d)	2,000	26,164
Central Glass Co., Ltd.	2,000	15,032
Central Japan Railway Co. (d)	8	66,792
Chiba Bank, Ltd.	6,000	34,824
Chubu Electric Power Co.	5,400	118,890
Chugai Pharmaceutical Co., Ltd.	2,600	38,321
Citizen Watch Co., Ltd.	2,000	20,140
Coca-Cola West Japan Co., Ltd.	300	7,264
COMSYS Holdings Corp.	1,000	7,360
Credit Saison Co., Ltd.	1,300	43,081
CSK Corp. (d)	500	21,605
DAI Nippon Printing Co., Ltd.	5,000	73,649
Daicel Chemical Industries, Ltd.	2,000	9,301
Daiichi Pharmaceutical Co., Ltd.	1,900	32,944
Daikin Industries, Ltd. (d)	2,000	52,181

		Market
	Shares	Value

Daimaru, Inc. (d)	2,000	$16,094
Dainippon Ink & Chemicals, Inc.	5,000	11,718
Dainippon Screen MFG. Co., Ltd.	1,000	5,630
Daito Trust Construction Co., Ltd.	700	26,594
Daiwa House Industry Co., Ltd.	4,000	41,708
Daiwa Securities Group, Inc.	10,000	64,997
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	9,448
Denso Corp.	4,300	106,088
Dentsu, Inc. (d)	12	29,002
Dowa Mining Co., Ltd.	3,000	19,389
East Japan Railway Co.	28	157,385
Ebara Corp. (d)	2,000	8,697
Eisai Co., Ltd.	2,000	57,125
FamilyMart Co., Ltd. (d)	700	19,801
FANUC, Ltd.	1,200	64,155
Fast Retailing Co., Ltd. (d)	500	36,161
Fuji Electric Co., Ltd.	4,000	10,180
Fuji Photo Film Co., Ltd.	4,000	125,967
Fuji Soft ABC, Inc.	400	13,768
Fuji Television Network, Inc.	4	8,788
Fujikura, Ltd. (d)	3,000	13,622
Fujisawa Pharmaceutical Co., Ltd.	2,300	54,850
Fujitsu, Ltd. (d)	14,000	86,895
Furukawa Electric Co., Ltd. (a) (d)	6,000	24,333
Goodwill Group, Inc. (d)	4	8,788
Gunma Bank, Ltd.	3,000	15,352
Gunze, Ltd.	2,000	9,466
Hankyu Department Stores, Inc.	1,000	7,498
Hino Motors, Ltd. (d)	2,000	13,347
Hirose Electric Co., Ltd.	200	19,389
Hitachi Cable, Ltd.	1,000	4,074
Hitachi Capital Corp. (d)	600	10,260
Hitachi Chemical Co., Ltd.	800	11,886
Hitachi Construction Machinery Co., Ltd.	1,000	12,560
Hitachi Software Engineering Co., Ltd. (d)	200	4,001
Hitachi, Ltd.	27,000	170,055
Hokkaido Electric Power Co., Inc.	1,400	25,543
Hokugin Financial Group, Inc.	9,000	22,493
Honda Motor Co., Ltd.	6,600	328,686
House Food Corp.	500	6,701
Hoya Corp.	900	86,923
Isetan Co., Ltd.	1,300	14,543
Ishihara Sangyo Kaisha, Ltd.	2,000	4,156
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	8,000	11,938
Ito En, Ltd.	200	8,642
Ito-Yokado Co., Ltd. (d)	2,800	103,557
Itochu Corp.	11,000	45,617
Itochu Techno-Science Corp. (d)	200	8,770
Jafco Co., Ltd. (d)	200	12,157
Japan Airlines System Corp.	7,000	20,314
Japan Real Estate Investment Corp. (d)	2	15,416
Japan Retail Fund Investment Corp.	2	14,483
Japan Tobacco, Inc.	7	57,033
JFE Holding, Inc.	4,300	117,307
JGC Corp.	2,000	19,096
Joyo Bank, Ltd.	5,000	20,369
JSR Corp.	1,700	28,480
Kajima Corp. (d)	9,000	31,144
Kaken Pharmaceutical Co., Ltd.	1,000	6,088
Kamigumi Co., Ltd. (d)	2,000	15,123
Kanebo, Ltd. (a)	3,000	2,774
Kaneka Corp.	2,000	19,096
Kansai Electric Power Co.	5,900	108,564
Kansai Paint Co., Ltd. (d)	2,000	12,853
Kao Corp.	4,000	98,503
Katokichi Co., Ltd.	300	5,548
Kawasaki Heavy Industries, Ltd. (d)	10,000	15,197
Kawasaki Kisen Kaisha, Ltd. (d)	4,000	25,669
Keihin Electric Express Railway Co., Ltd. (d)	4,000	23,326
Keio Electric Railway Co., Ltd.	5,000	26,686
Keyence Corp.	300	61,574
Kikkoman Corp.	1,000	8,798
Kinden Corp.	1,000	6,234
Kintetsu Corp. (d)	14,000	48,318
Kirin Brewery Co., Ltd.	6,000	54,268
Kobe Steel, Ltd. (d)	19,000	27,482
Kokuyo Co., Ltd. (d)	600	6,877
Komatsu, Ltd.	8,000	49,142
Konami Co., Ltd.	700	15,668
Konica Minolta Holdings, Inc.	3,500	45,402
Koyo Seiko Co., Ltd.	1,000	11,681
Kubota Corp.	8,000	40,280
Kuraray Co., Ltd.	3,000	22,520
Kuraya Sanseido Inc. (d)	1,000	12,267
Kurita Water Industries, Ltd. (d)	800	10,832
Kyocera Corp.	1,300	95,446
Kyowa Hakko Kogyo Co., Ltd.	3,000	20,735
Kyushu Electric Power Co.	3,200	61,226
Lawson, Inc. (d)	500	17,806
Leopalace21 Corp. (d)	1,100	21,550
Mabuchi Motor Co., Ltd. (d)	300	21,120
Makita Corp.	1,000	14,785
Marubeni Corp.	10,000	23,893
Marui Co., Ltd.	2,500	33,071
Matsumotokiyoshi Co., Ltd.	400	10,253
Matsushita Electric Industrial Co., Ltd.	18,400	247,781
Matsushita Electric Works, Ltd.	3,000	24,360
Meiji Dairies Corp.	2,000	10,857
Meiji Seika Kaisha, Ltd. (d)	2,000	8,294
Meitec Corp. (d)	300	10,848
Millea Holdings, Inc.	12	165,881
Minebea Co., Ltd. (d)	3,000	12,771
Mitsubishi Chemical Corp.	13,000	34,989
Mitsubishi Corp.	9,000	93,349
Mitsubishi Electric Corp.	14,000	67,799

		Market
	Shares	Value

Mitsubishi Estate Co., Ltd.	8,000	$90,154
Mitsubishi Gas Chemical Co., Inc.	3,000	12,743
Mitsubishi Heavy Industries, Ltd.	23,000	62,535
Mitsubishi Logistics Corp.	1,000	8,953
Mitsubishi Materials Corp.	10,000	21,239
Mitsubishi Rayon Co., Ltd.	4,000	13,292
Mitsubishi Tokyo Financial Group, Inc.	38	342,665
Mitsui & Co., Ltd.	10,000	81,476
Mitsui Chemicals, Inc. (d)	5,000	25,495
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	7,644
Mitsui Fudosan Co., Ltd.	6,000	66,462
Mitsui Mining & Smelting Co., Ltd.	4,000	16,259
Mitsui O.S.K. Lines, Ltd.	8,000	47,604
Mitsui Sumitomo Insurance Co., Ltd.	10,400	92,161
Mitsui Trust Holdings, Inc.	4,300	30,941
Mitsukoshi, Ltd. (d)	3,000	14,391
Mitsumi Electric Co., Ltd.	500	5,204
Mizuho Financial Group, Inc.	64	258,965
Murata Manufacturing Co., Ltd.	1,800	89,477
Namco, Ltd. (d)	300	7,553
NEC Corp.	13,000	83,426
NEC Electronics Corp. (d)	300	15,242
Net One Systems Co., Ltd.	4	14,464
NGK Insulators, Ltd. (d)	2,000	16,350
NGK Spark Plug Co., Ltd.	1,000	10,308
Nichii Gakkan Co. (d)	200	5,355
Nichirei Corp.	2,000	6,866
Nidec Corp. (d)	400	38,449
Nikko Cordial Corp. (d)	13,000	58,434
Nikon Corp. (d)	2,000	18,565
Nintendo Co., Ltd.	800	86,419
Nippon Building Fund, Inc.	2	15,013
Nippon Express Co., Ltd.	6,000	30,924
Nippon Kayaku Co., Ltd.	1,000	5,429
Nippon Light Metal Co., Ltd.	5,000	11,214
Nippon Meat Packers, Inc.	1,000	11,864
Nippon Mining Holdings, Inc.	5,500	25,326
Nippon Oil Corp.	10,000	62,526
Nippon Sanso Corp.	2,000	10,345
Nippon Sheet Glass Co., Ltd.	3,000	10,848
Nippon Shokubai Co., Ltd.	1,000	7,571
Nippon Steel Corp.	50,000	114,890
Nippon Telegraph and Telephone Corp.	45	195,267
Nippon Unipac Holding (d)	7	33,515
Nippon Yusen Kabushiki Kaisha	7,000	36,335
Nippon Zeon Corp. (d)	2,000	13,714
Nishimatsu Construction Co., Ltd. (d)	2,000	6,372
Nissan Chemical Industries, Ltd.	1,000	8,001
Nissan Motor Co., Ltd.	20,400	222,610
Nisshin Seifun Group, Inc.	1,000	9,988
Nisshin Steel Co., Ltd.	8,000	17,064
Nisshinbo Industries, Inc.	1,000	7,095
Nissin Food Products Co., Ltd.	700	17,815
Nitori Co., Ltd. (d)	200	12,725
Nitto Denko Corp.	1,300	57,125
NOK Corp. (d)	700	22,108
Nomura Holdings, Inc.	16,000	220,882
Nomura Research Institute, Ltd.	200	18,218
NSK, Ltd.	4,000	17,687
NTN Corp. (d)	3,000	16,368
NTT Data Corp. (d)	12	33,725
NTT DoCoMo, Inc.	170	315,924
Obayashi Corp.	5,000	24,580
OBIC Co., Ltd.	100	19,966
Odakyu Electric Railway Co., Ltd.	5,000	26,777
OJI Paper Co., Ltd.	6,000	36,252
Oki Electric Industry Co., Ltd. (a)	4,000	13,842
Okumura Corp.	2,000	9,576
Olympus Corp. (d)	2,000	38,083
Omron Corp.	2,000	43,026
Onward Kashiyama Co., Ltd.	1,000	14,052
Oracle Corp., Japan (d)	300	15,572
Oriental Land Co., Ltd. (d)	500	31,080
ORIX Corp.	700	71,964
Osaka Gas Co., Ltd.	16,000	44,381
Pioneer Corp. (d)	1,200	26,365
Promise Co., Ltd. (d)	700	44,537
Q.P. Corp. (d)	900	7,522
Rakuten, Inc. (d)	3	20,735
Resona Holdings, Inc. (a) (d)	37,000	60,292
Ricoh Co., Ltd.	6,000	118,094
Rinnai Corp.	400	11,571
Rohm Co., Ltd.	900	93,514
Ryohin Keikaku Co., Ltd. (d)	300	13,842
Saizeriya Co., Ltd.	100	1,570
Sammy Corp. (d)	400	19,957
Sanden Corp.	1,000	6,848
Sanken Electric Co., Ltd.	1,000	10,766
Sankyo Co., Ltd.	3,000	62,892
Sankyo Co., Ltd. NPV	400	15,087
Sanwa Shutter Corp. (d)	2,000	9,887
Sanyo Electric Co., Ltd. (d)	12,000	41,086
Sapporo Holdings, Inc. (d)	2,000	7,049
Secom Co., Ltd.	2,000	74,152
Sega Corp. (a) (d)	900	11,947
Seiko Epson Corp.	800	32,883
Seino Transportation Co., Ltd.	1,000	9,457
Sekisui Chemical Co., Ltd.	4,000	30,137
Sekisui House, Ltd.	4,000	40,280
Seven-Eleven Japan Co., Ltd. (d)	3,000	91,729
Sharp Corp. (d)	8,000	112,052
Shimachu Co., Ltd. (d)	400	9,686
Shimamura Co., Ltd. (d)	200	14,684
Shimano, Inc.	600	13,732
Shimizu Corp. (d)	5,000	22,108
Shin-Etsu Chemical Co., Ltd.	2,900	101,414
Shinsei Bank, Ltd.	4,000	24,095
Shionogi & Co., Ltd.	3,000	48,611
Shiseido Co., Ltd. (d)	3,000	38,696

		Market
	Shares	Value

Shizuoka Bank, Ltd.	5,000	$37,900
Showa Denko K.K. (d)	7,000	16,213
Showa Shell Sekiyu K.K.	1,100	9,687
Skylark Co., Ltd.	700	12,656
SMC Corp.	400	38,486
Snow Brand Milk Products Co., Ltd. (a) (d)	1,000	3,012
Softbank Corp. (d)	1,900	81,402
Sojitz Holdings Corp. (a) (d)	2,200	8,056
Sompo Japan Insurance, Inc.	6,000	56,246
Sony Corp. (d)	7,900	273,374
Stanley Electric Co., Ltd.	1,200	18,049
Sumitomo Bakelite Co., Ltd.	1,000	6,170
Sumitomo Chemical Co., Ltd.	11,000	49,444
Sumitomo Corp.	7,000	51,137
Sumitomo Electric Industries, Ltd.	6,000	55,202
Sumitomo Heavy Industries, Ltd. (a)	4,000	12,304
Sumitomo Metal Industries, Ltd.	30,000	34,879
Sumitomo Metal Mining Co., Ltd.	5,000	32,819
Sumitomo Mitsui Financial Group, Inc. (d)	34	205,740
Sumitomo Osaka Cement Co., Ltd.	3,000	7,003
Sumitomo Realty & Development Co., Ltd.	3,000	32,874
Sumitomo Trust & Banking Co., Ltd.	9,000	54,625
Suruga Bank, Ltd.	2,000	14,849
Suzuken Co., Ltd.	300	8,198
T&D Holdings, Inc.	1,250	56,987
Taiheiyo Cement Corp.	7,800	18,565
Taisei Corp.	6,000	20,598
Taisho Pharmaceutical Co., Ltd.	1,000	19,133
Taiyo Yuden Co., Ltd.	1,000	11,645
Takara Holdings, Inc.	2,000	12,999
Takashimaya Co., Ltd. (d)	2,000	18,254
Takeda Chemical Industries, Ltd.	7,500	339,177
Takefuji Corp.	530	37,360
Takuma Co., Ltd.	1,000	7,635
TDK Corp. (d)	1,000	66,371
Teijin, Ltd.	8,000	27,903
Teikoku Oil Co., Ltd. (d)	2,000	10,693
Terumo Corp.	1,300	29,395
THK Co., Ltd. (d)	800	13,659
TIS, Inc.	300	10,958
Tobu Railway Co., Ltd.	6,000	22,630
Toda Corp.	2,000	7,928
Toho Co., Ltd. (d)	1,100	15,810
Tohoku Elecric Power Co., Inc.	3,400	58,205
Tokyo Broadcasting System, Inc.	300	4,762
Tokyo Electric Power Co., Inc.	9,800	226,530
Tokyo Electron, Ltd. (d)	1,400	72,028
Tokyo Gas Co., Ltd. (d)	20,000	73,603
Tokyo Style Co., Ltd.	1,000	10,894
Tokyu Corp.	8,000	38,449
Tokyu Land Corp.	4,000	11,901
Tonen General Sekiyu K.K.	3,000	25,074
Toppan Printing Co., Ltd. (d)	5,000	51,998
Toray Industries, Inc.	10,000	47,421
Toshiba Corp. (d)	24,000	88,982
Tosoh Corp.	4,000	14,281
Tostem Inax Holding Corp.	2,000	38,083
Toto, Ltd.	3,000	29,688
Toyo Seikan Kaisha, Ltd.	1,000	16,927
Toyo Suisan Kaisha, Ltd.	1,000	12,313
Toyobo Co., Ltd.	5,000	12,313
Toyoda Gosei Co., Ltd.	400	8,532
Toyota Industries Corp.	1,700	38,907
Toyota Motor Corp.	24,400	964,965
Trend Micro, Inc.	1,000	43,667
Ube Industries, Ltd. (d)	6,000	8,184
UFJ Holdings, Inc. (a) (d)	32	160,535
Uni-Charm Corp.	400	19,957
Uniden Corp.	1,000	20,003
UNY Co., Ltd.	1,000	11,352
Ushio, Inc.	1,000	16,378
USS Co., Ltd. (d)	250	18,286
Wacoal Corp.	1,000	9,878
West Japan Railway Co.	14	58,058
World Co., Ltd.	300	9,173
Yahoo Japan Corp. (a) (d)	8	76,898
Yakult Honsha Co., Ltd.	1,000	15,297
Yamada Denki Co., Ltd. (d)	600	21,696
Yamaha Corp.	1,600	23,934
Yamaha Motor Co., Ltd.	1,400	20,750
Yamanouchi Pharmaceutical Co., Ltd.	2,500	86,740
Yamato Transport Co., Ltd.	3,000	45,809
Yamazaki Baking Co., Ltd.	1,000	8,990
Yokogawa Electric Corp. (d)	2,000	22,026
		15,042,043
Luxembourg — 0.1%
Arcelor (d)	4,082	69,636
Netherlands — 4.7%
ABN AMRO Holding NV (d)	13,508	286,854
Aegon NV (d)	11,970	127,679
Akzo Nobel NV (d)	2,324	78,245
ASML Holding NV (a)	4,117	52,637
Corio NV	362	15,921
DSM NV (d)	639	31,108
Euronext NV	771	20,954
Getronics NV (a)	5,399	9,138
Hagemeyer NV (a)	4,146	7,320
Heineken NV (d)	2,091	63,245
IHC Caland NV (d)	266	12,794
ING Groep NV (d)	15,568	380,075
Koninklijke (Royal) KPN NV (d)	17,077	131,209
Koninklijke (Royal) Numico NV (a)	1,269	39,928
Koninklijke (Royal) Philips Electronics NV	11,389	262,657

		Market
	Shares	Value

Koninklijke Ahold NV (a)	13,286	$81,859
Oce NV	661	10,013
Qiagen NV (a)	1,004	8,949
Randstad Holdings NV	492	15,019
Reed Elsevier NV (d)	6,000	76,931
Rodamco Europe NV	439	28,411
Royal Dutch Petroleum Co. (d)	18,015	909,465
TNT Post Group NV	2,661	61,660
Unilever NV (d)	4,946	296,427
Vedior NV	1,377	18,779
VNU NV (d)	2,038	52,003
Wereldhave NV	166	14,200
Wolters Kluwer NV	2,353	38,794
		3,132,274
New Zealand — 0.2%
Auckland International Airport, Ltd.	2,438	11,769
Carter Holt Harvey, Ltd.	5,478	8,827
Contact Energy, Ltd.	2,416	9,178
Fisher & Paykel Appliances Holdings, Ltd., Series H	2,544	6,998
Fisher & Paykel Industries, Ltd. (d)	806	7,101
Fletcher Building, Ltd.	3,616	12,198
Independent Newspapers, Ltd.	917	2,973
Sky City Entertainment Group, Ltd.	3,502	10,391
Telecom Corp. of New Zealand, Ltd.	16,475	61,725
Tenon, Ltd.	48	63
Tower, Ltd. (a)	1,563	1,894
Warehouse Group, Ltd.	1,152	3,478
		136,595
Norway — 0.6%
DNB NOR ASA	6,000	45,753
Frontline, Ltd. (d)	341	12,779
Kvaerner ASA (a) (d)	262	3,710
Norsk Hydro ASA	1,283	80,132
Norske Skogindustrier ASA	1,031	17,222
Orkla ASA (d)	1,692	42,762
Petroleum Geo-Services ASA (a)	165	6,495
Schibsted ASA	500	9,804
Smedvig ASA, Series A	300	3,541
Statoil ASA	4,858	62,094
Storebrand ASA	1,858	12,468
Tandberg ASA	1,213	10,836
Telenor ASA	6,956	50,316
Tomra Systems ASA	1,501	5,581
Yara International ASA (a)	1,823	16,218
		379,711
Portugal — 0.3%
Banco BPI SA	2,891	10,173
Banco Comercial Portugues SA	15,193	32,005
Banco Espirito Santo SA, Registered	889	14,559
Brisa-Auto Estrada de Portugal SA	3,050	22,469
Cimpor-Cimentos de Portugal, SGPS SA	1,787	9,095
Electridade de Portugal SA	15,268	42,388
Jeronimo Martins SGPS SA (a)	317	3,432
Portugal Telecom SGPS SA	7,451	75,939
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SA	397	8,580
Sonae, SGPS SA	7,598	7,956
		226,596
Singapore — 0.8%
Allgreen Properties, Ltd.	2,000	1,240
Ascendas Real Estate Investment Trust	5,000	4,385
Capitaland, Ltd. (d)	8,000	7,438
CapitaMall Trust	6,600	6,483
Chartered Semiconductor Manufacturing, Ltd. (a) (d)	8,401	5,354
City Developments, Ltd.	3,487	12,947
ComfortDelGro Corp., Ltd.	15,000	11,051
Creative Technology, Ltd.	600	6,420
Datacraft Asia, Ltd. (a) (d)	3,000	2,265
DBS Group Holdings, Ltd.	9,000	82,093
Fraser & Neave, Ltd.	1,082	8,857
Haw Par Corp., Ltd.	746	2,181
Jardine Cycle & Carriage, Ltd.	565	2,294
Keppel Corp., Ltd.	4,356	18,084
Keppel Land, Ltd.	4,000	4,210
Neptune Orient Lines, Ltd. (d)	9,000	14,840
Oversea-Chinese Banking Corp., Ltd.	9,365	72,828
Overseas Union Enterprise, Ltd.	69	290
Parkway Holdings, Ltd.	7,063	5,286
SembCorp Industries, Ltd.	8,000	6,128
SembCorp Logistics, Ltd.	2,000	2,549
SembCorp Marine, Ltd.	2,000	1,193
Singapore Airlines, Ltd.	4,394	28,518
Singapore Exchange, Ltd.	6,000	6,245
Singapore Land, Ltd.	1,000	2,538
Singapore Post, Ltd.	11,000	5,049
Singapore Press Holdings, Ltd.	13,085	33,052
Singapore Technologies Engineering, Ltd.	11,000	13,507
Singapore Telecommunications, Ltd.	52,437	70,212
SMRT Corp., Ltd.	2,000	813
ST Assembly Test Services, Ltd. (a) (d)	3,000	1,982
United Overseas Bank, Ltd.	10,251	79,718
United Overseas Land, Ltd.	3,327	4,319
Venture Corp.	2,000	19,880
Wing Tai Holdings, Ltd.	5,833	3,053
		547,302
Spain — 3.5%
Abertis Infraestructuras SA (d)	2,177	39,179
Acciona SA	309	19,020
Acerinox, SA (d)	1,552	21,052
ACS SA	2,268	38,663

		Market
	Shares	Value

Altadis SA, Series A	2,426	$75,623
Amadeus Global Travel Distribution SA, Series A (d)	2,718	18,501
Antena 3 Television (a)	175	8,660
Banco Bilbao Vizcaya Argentaria SA (d)	28,247	375,937
Banco Popular Espanol SA (a) (d)	1,399	75,857
Banco Santander Central Hispano SA (d)	37,632	368,414
Corporacion Mapfre SA	828	9,417
Endesa SA (a) (d)	8,363	154,988
Fomento de Construcciones y Contratas SA (a)	381	13,973
Gamesa Corporacion Tecnologica, SA (d)	1,119	15,819
Gas Natural SDG SA (d)	1,330	31,725
Grupo Ferrovial SA (d)	532	24,383
Iberdrola SA	6,727	137,529
Iberia Lineas Aereas de Espana SA (d)	3,519	9,255
Indra Sistemas SA	1,359	17,392
Industria de Diseno Textil SA (d)	1,858	42,737
Metrovacesa SA (d)	369	16,018
NH Hoteles SA (d)	645	6,699
Promotora de Informaciones SA (a) (d)	590	9,339
Repsol YPF SA	8,035	166,325
Sacyr Vallehermoso SA	932	12,756
Sociedad General de Aguas de Barcelona SA (d)	450	7,896
Sogecable SA (a) (d)	386	13,978
Telefonica Publicidad e Informacion SA (d)	1,278	8,372
Telefonica SA	39,103	556,129
Union Electrica Fenosa SA (d)	1,814	40,311
Zeltia SA (a) (d)	1,161	7,690
		2,343,637
Sweden — 2.3%
Alfa Laval AB	844	11,929
Assa Abloy AB, Series B (d)	2,316	27,870
Atlas Copco AB, Series A (d)	885	31,389
Atlas Copco AB, Series B	700	22,681
Axfood AB	165	4,235
Billerud Aktiebolag (d)	411	6,384
Capio AB (a)	751	6,985
Castellum AB	281	7,044
D. Carnegie & Co., AB	580	5,143
Electrolux AB	2,505	45,927
Elekta AB (a)	291	6,616
Eniro AB	1,153	8,725
Fabege AB, Series B (a)	500	7,267
Gambro AB, Series A	1,200	12,881
Gambro AB, Series B	600	6,340
Getinge AB	1,254	13,920
Hennes & Mauritz AB (H&M), Series B	4,085	106,487
Hoganas AB, Series B	207	4,706
Holmen AB, Series B	500	14,301
Lundin Petroleum AB (a)	1,658	8,246
Modern Times Group MTG AB (a)	375	7,125
Nordea AB	19,150	146,823
OMHEX AB (a)	700	7,420
Sandvik AB (d)	1,900	64,983
SAS AB (a) (d)	530	4,099
Scania AB	900	29,401
Securitas AB, Series B (d)	2,316	28,797
Skandia Forsakrings AB	8,878	32,080
Skandinaviska Enskilda Banken (SEB), Series A (a)	4,154	58,435
Skanska AB	2,900	26,101
SKF AB, Series B	767	28,278
SSAB Svenskt Stal AB, Series A	400	7,013
SSAB Svenskt Stal AB, Series B	200	3,347
Svenska Cellulosa AB (SCA), Series B	1,733	65,163
Svenska Handelsbanken AB, Series A	4,751	91,223
Swedish Match AB (d)	2,705	27,412
Tele2 AB, Series B (d)	739	27,886
Telefonaktiebolaget LM Ericsson (a)	127,192	342,584
TeliaSonera AB	16,386	77,345
Trelleborg AB, Series B	500	7,500
Volvo AB, Series A	1,000	32,801
Volvo AB, Series B (d)	1,785	61,050
Wihlborgs Fastigheter AB (d)	448	6,242
WM-Data AB, Series B	2,000	3,827
		1,546,011
Switzerland — 7.0%
ABB, Ltd. (a)	16,475	93,247
Adecco SA (a)	1,163	53,890
Ciba Specialty Chemicals AG (a)	580	35,254
Clariant AG	1,927	23,426
Compagnie Financiere Richemont AG (a)	4,611	117,750
Credit Suisse Group (a)	9,952	310,313
Geberit AG	29	20,649
Givaudan SA (d)	61	37,800
Holcim, Ltd. (d)	1,625	87,035
Kudelski SA (a) (d)	275	7,945
Kuoni Reisen Holding AG, Series B	25	9,058
Logitech International SA (a)	353	15,939
Lonza Group AG	308	13,664
Micronas Semiconductor Holding AG (a)	313	12,095
Nestle SA	3,552	839,773
Nobel Biocare Holding AG	218	30,804
Novartis AG	20,961	968,793
Phonak Holding AG (a) (d)	416	12,544
Rieter Holding AG	45	12,113
Roche Holding AG (d)	6,186	599,409
Serono SA	54	34,443
SGS Societe Generale de Surveillance Holding SA	35	19,119
Straumann Holding AG	77	15,074
Sulzer AG	29	8,127
Swatch Group AG, Registered (a)	283	34,794

		Market
	Shares	Value

Swatch Group AG, Series B (a)	461	$11,754
Swiss Reinsurance Co.	2,831	160,233
Swisscom AG	234	77,304
Syngenta AG	946	84,944
Synthes, Inc.	390	41,715
UBS AG (d)	9,413	630,852
Unaxis Holding AG (a)	117	9,998
Valora Holding AG	34	7,435
Zurich Financial Services AG	1,265	176,499
		4,613,792
United Kingdom — 24.8%
3i Group PLC	4,939	51,049
Aegis Group PLC	8,948	13,466
Aggreko PLC	2,059	5,640
Alliance Unichem PLC	1,897	23,026
AMEC PLC	2,420	13,858
Amvescap PLC	6,540	34,181
ARM Holdings PLC	7,769	11,061
Arriva PLC	1,660	12,894
Associates British Ports Holdings PLC	2,535	19,680
AstraZeneca Group PLC	14,228	655,164
Aviva PLC	19,314	184,834
BAA PLC	9,414	94,163
BAE Systems PLC	26,823	96,925
Balfour Beatty PLC	3,378	16,164
Barclays PLC	55,324	512,996
Barratt Developments PLC	1,841	19,642
BBA Group PLC	3,401	15,967
Bellway PLC	963	13,338
Berkeley Group PLC	925	20,338
BG Group PLC	30,235	186,632
BHP Billiton PLC	21,162	199,468
BOC Group PLC	4,044	65,194
Boots Group PLC	6,369	77,824
BP PLC (c)	185,932	1,651,185
BPB PLC	3,882	28,283
Brambles Industries PLC	5,606	24,501
British Airways PLC (a)	4,154	16,770
British America Tobacco PLC	13,289	200,582
British Land Co. PLC	3,928	50,935
British Sky Broadcasting PLC	10,785	92,910
BT Group PLC	73,435	242,197
Bunzl PLC	3,620	27,662
Cable & Wireless PLC	19,144	37,262
Cadbury Schweppes PLC	17,622	141,487
Capita Group PLC	6,539	37,358
Carnival PLC	1,481	71,212
Cattles PLC	2,458	14,176
Centrica PLC	36,402	161,390
Close Brothers Group PLC	1,076	13,575
Cobham PLC	860	21,079
Compass Group PLC	18,498	103,598
Cookson Group PLC (a)	16,253	9,740
Corus Group PLC (a)	30,578	24,248
Daily Mail & General Trust	2,991	36,763
Davis Service Group PLC	1,623	11,466
De La Rue PLC	1,472	8,264
Diageo PLC	26,022	320,549
Dixons Group PLC	15,633	44,375
Eircom Group PLC (a)	4,059	7,414
Electrocomponents PLC	3,378	19,710
EMAP PLC	2,499	33,148
EMI Group PLC	7,716	30,941
Enterprise Inns PLC	3,391	33,430
Exel PLC	2,910	36,633
FirstGroup PLC	3,346	17,684
FKI PLC	4,708	10,267
Friends Provident PLC	15,909	38,349
George Wimpey PLC	2,961	22,413
GKN PLC	5,737	22,850
GlaxoSmithKline PLC (e)	50,372	1,026,755
Great Portland Estates PLC	1,052	5,223
Group 4 Securicor PLC (a)	9,275	19,515
GUS PLC	8,670	132,582
Hammerson PLC	2,165	28,620
Hanson PLC	5,921	40,390
Hays PLC	16,161	34,515
HBOS PLC	33,210	406,699
Hilton Group PLC	12,813	60,271
HMV Group PLC	3,349	13,475
HSBC Holdings PLC (c)	93,684	1,457,106
ICAP PLC	4,187	16,960
IMI PLC	2,689	17,059
Imperial Chemical Industries PLC	9,506	37,691
Imperial Tobacco Group PLC	6,233	137,497
Inchcape PLC	677	20,254
Intercontinental Hotels Group PLC	5,956	60,702
International Power PLC (a)	8,570	21,006
Intertek Group PLC	1,331	13,721
Invensys PLC (a)	65,649	17,452
ITV PLC	33,810	63,067
J Sainsbury PLC	11,034	51,753
Johnson Matthey PLC	2,156	35,262
Kelda Group PLC	2,968	28,216
Kesa Electricals PLC	4,112	20,824
Kidde PLC	6,723	14,267
Kingfisher PLC	20,442	102,051
Land Securities Group PLC	4,043	83,795
Legal & General Group PLC	57,179	102,536
Liberty International PLC	1,888	28,225
Lloyds TSB Group PLC	47,500	356,981
LogicaCMG PLC	7,997	23,132
London Stock Exchange PLC	2,289	14,728
Man Group PLC	2,268	54,078
Marconi Corp. PLC (a)	1,808	18,867
Marks & Spencer Group PLC	19,313	122,520
Meggitt PLC	3,574	14,622
MFI Furniture Group PLC	4,959	11,060
Misys PLC	4,515	14,220
Mitchells & Butlers PLC	4,013	18,642
National Express Group PLC	1,207	14,640
National Grid Transco PLC	26,332	220,081
Next PLC	2,157	57,845
Novar PLC	3,484	7,660
Pearson PLC	6,543	73,052
Peninsular & Oriental Steam Navigation Co.	5,734	24,802

		Market
	Shares	Value

Persimmon PLC	2,099	$25,346
Pilkington PLC	8,522	13,631
Premier Farnell PLC	3,169	11,051
Provident Financial PLC	1,977	21,182
Prudential PLC	17,159	135,760
Punch Taverns PLC	2,251	18,499
Rank Group PLC	5,839	30,202
Reckitt Benckiser PLC	5,105	134,327
Reed Elsevier PLC	11,005	97,582
Rentokil Initial PLC	14,547	39,392
Reuters Group PLC	11,680	67,361
Rexam PLC	4,348	34,597
Rio Tinto PLC	9,119	226,635
RMC Group PLC	2,053	23,514
Rolls-Royce Group PLC	14,683	61,327
Royal & Sun Alliance Insurance Group PLC	27,983	35,681
Royal Bank of Scotland Group PLC	25,351	706,806
SABMiller PLC	7,040	87,673
Sage Group PLC	11,895	35,051
Schroders PLC	1,006	11,051
Scottish & Newcastle PLC	6,460	46,134
Scottish & Southern Energy PLC	7,539	100,137
Scottish Power PLC	15,922	115,427
Serco Group PLC	3,519	12,621
Severn Trent PLC	2,762	43,108
Shell Transport & Trading Co. PLC	81,812	597,892
Signet Group PLC	13,573	25,624
Slough Estates PLC	3,269	27,101
Smith & Nephew PLC	7,611	68,585
Smiths Group PLC	4,533	56,697
SSL International PLC	1,537	7,812
Stagecoach Holdings PLC (a)	8,552	13,717
Tate & Lyle PLC	3,133	20,214
Taylor Woodrow PLC	6,023	29,743
Tesco PLC	65,299	313,042
TI Automotive, Ltd., Class A (a)	4,947	0
Tomkins PLC	7,566	35,419
Trinity Mirror PLC	2,724	31,665
Unilever PLC	23,619	202,621
United Business Media PLC	2,602	22,275
United Utilities PLC	4,471	44,117
United Utilities PLC, Class A	2,500	16,468
Vodafone Group PLC (e)	571,851	1,301,156
Whitbread PLC	2,358	34,656
William Hill PLC	4,116	40,317
Wolseley PLC	4,742	72,515
WPP Group PLC	9,778	87,407
Yell Group PLC	6,782	41,649
		16,377,116
TOTAL COMMON STOCKS
(Cost $53,644,234)		63,426,004

PREFERRED STOCKS — 0.5%
Australia — 0.3%
News Corp., Ltd.	21,562	159,477
Germany — 0.2%
Fresenius Medical Care AG	202	10,331
Henkel KGAA	548	39,776
Porsche AG	66	40,162
ProSieben Sat.1 Media AG	673	11,645
RWE AG	301	12,524
Volkswagen AG	1,100	29,199
		143,637
New Zealand — 0.0%
Tenon, Ltd. (a)	366	475
Switzerland — 0.0%
Schindler Holding AG	60	16,482

TOTAL PREFERRED STOCKS
(Cost $291,778)		320,071

RIGHTS — 0.0%
Spain — 0.0%
Sacyr Vallehermoso SA (a) (expires 09/09/04)	758	258
United Kingdom — 0.0%
International Power PLC (expires 09/14/04) (a)	2,828	2,714

TOTAL RIGHTS
(Cost $0)		2,972

SHORT TERM INVESTMENTS — 20.6%
AIM Short Term Investment Prime Portfolio (c)	551,545	$551,545
AIM Treasury Fund (c)	789,820	789,820
Federated Money Market Obligations Trust (c)	570,762	570,762
State Street Navigator Securities Lending Prime Portfolio (b)	11,698,744	11,698,744

TOTAL SHORT TERM INVESTMENTS
(Cost $13,610,871)		13,610,871

TOTAL INVESTMENTS — 116.9%
(Cost $67,546,883)		77,359,918

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.9)%		(11,170,630)

NET ASSETS — 100.0%		$66,189,288

(a)          Non-income producing security.

(b)         Security represents investment made with cash collateral from securities loaned.

(c)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(d)         All or a portion of these securities were on loan at August 31, 2004.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

Abbreviations

ADR - American Depository Receipts

NPV- No Par Value

NV- Non-voting

Industry Concentration as a Percentage of Net Assets:

Financials	25.1%
Consumer Discretionary	13.5%
Industrials	9.5%
Health Care	8.4%
Energy	8.0%
Consumer Staples	7.9%
Telecommunication Services	6.9%
Materials	6.3%
Information Technology	6.0%
Utilities	4.7%
Cash, receivables, and other assets, less liabilities	3.7%
100.0%

		Unrealized
	Number of	Appreciation/
	Contracts	(Depreciation)

Schedule of Futures Contracts (long)

SPI 200 Index Futures Expiration date 09/2004	4	$5,616
DAX Index Futures Expiration date 09/2004	1	(6,852)
CAC 40 Euro Futures Expiration date 09/2004	5	(9,386)
Hang Seng Index Futures Expiration date 09/2004	2	1,346
TOPIX Index Futures Expiration date 09/2004	5	(5,501)
Financial Times Stock Exchange 100 Index Futures Expiration date 09/2004	5	2,538
MIB 30 Index Futures Expiration date 09/2004	3	(11,151)

Net unrealized depreciation on open futures contracts purchased		$(23,390)

Open Forward Foreign Currency	USD Face	USD Current	Unrealized
Purchase Contracts	Value	Value	Gain	Loss

Australian Dollar
Local Contract amount - 339,000	$243,043	$236,785	$—	$6,258
Settlement Date - 11/24/04

Euro Dollar
Local Contract amount - 680,000	836,297	827,341	—	8,956
Settlement Date - 11/24/04

Pound Sterling
Local Contract amount - 220,000	397,342	393,672	—	3,670
Settlement Date - 11/24/04

Hong Kong Dollar
Local Contract amount - 1,233,000	158,471	158,429	—	42
Settlement Date - 11/24/04

Japanese Yen
Local Contract amount - 56,400,000	517,870	518,483	613	—
Settlement Date - 11/24/04
Total Open Forward
Foreign Currency
Purchase Contracts	$2,153,023	$2,134,710	$613	$18,926

State Street MSCI® EAFE® Index

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investments in unaffiliated issuers at market (identified cost $55,848,139) - including $11,257,320 of securities on loan (1)	$65,661,174
Investments in non-controlled affiliates at market (identified cost $11,698,744)	11,698,744
Cash*	322,085
Foreign currency at market (cost $251,343)	255,868
Unrealized appreciation on forward foreign currency exchange contracts	613
Receivables:
Investment securities sold	270,505
Dividends and interest	173,664
Total assets	78,382,653

Liabilities
Payables:
Investment securities purchased	439,503
Daily variation margin on futures contracts	10,419
Unrealized depreciation on forward foreign currency exchange contracts	18,926
Due upon return of securities loaned	11,698,744
Management fees	25,773
Total liabilities	12,193,365
Net Assets	$66,189,288

Composition of Net Assets
Paid-in capital	$56,414,978
Net unrealized appreciation on investments, foreign currency translation, and futures contracts	9,774,310
Net Assets	$66,189,288

* Includes restricted cash of $321,887 held as collateral in relation to initial margin requirements on futures contracts.

(1)   Securities on loan collateralized by cash of $11,698,744 which was invested in State Street Navigator Securities Lending Prime Portfolio and $145,391 of various sovereign debt.

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments

December 31, 2003

	Shares	Market Value

COMMON STOCKS — 93.7%

Australia — 4.6%
Alumina, Ltd.	18,634	$92,241
Amcor, Ltd.	12,948	80,582
AMP, Ltd.	29,195	110,205
Ansell, Ltd. (a)	1,878	9,127
Aristocrat Leisure, Ltd.	3,923	5,084
Australia & New Zealand Banking Group, Ltd.	28,922	385,270
Australia Gas Light Co., Ltd.	7,067	59,796
Australian Stock Exchange, Ltd.	1,867	24,026
BHP Steel, Ltd.	12,264	51,746
BHP, Ltd.	60,065	551,670
Boral, Ltd.	7,891	30,203
Brambles Industries, Ltd.	15,236	60,612
Centro Properties Group	9,288	27,852
Coca-Cola Amatil, Ltd.	7,479	35,106
Cochlear, Ltd.	844	13,647
Coles Myer, Ltd.	17,327	98,696
Commonwealth Bank of Australia	20,125	446,556
Commonwealth Property Office Fund	17,686	15,324
Computershare, Ltd.	6,765	16,871
CSL, Ltd.	2,538	34,134
CSR, Ltd.	12,666	17,655
Deutsche Office Trust	12,450	10,318
Foster’s Brewing Group, Ltd.	35,886	121,672
Futuris Corp., Ltd.	7,857	8,821
Gandel Retail Trust	20,056	20,249
General Property Trust	32,375	72,935
Harvey Norman Holdings, Ltd.	8,892	19,965
Iluka Resources, Ltd.	2,757	9,410
Insurance Australia Group, Ltd.	26,234	84,006
Investa Property Group	22,050	32,563
James Hardie Industries NV	7,343	38,064
John Fairfax Holdings, Ltd.	14,911	39,546
Leighton Holdings, Ltd.	1,682	14,967
Lend Lease Corp.	5,805	43,956
Lion Nathan, Ltd.	3,751	17,070
Macquarie Bank, Ltd.	3,507	93,962
Macquarie Goodman Industrial Trust	22,532	28,691
Macquarie Infrastructure Group	29,711	76,112
Mayne Nickless, Ltd.	10,628	26,105
Mirvac Group	11,661	37,955
National Australia Bank, Ltd.	24,354	549,568
Newcrest Mining, Ltd.	5,468	53,352
News Corp., Ltd.	23,076	208,465
OneSteel, Ltd.	9,063	13,794
Orica, Ltd.	4,627	48,668
Origin Energy, Ltd.	10,342	37,013
PaperlinX, Ltd.	6,922	25,973
Patrick Corp., Ltd.	2,904	32,011
Publishing & Broadcasting, Ltd.	1,611	15,197
QBE Insurance Group, Ltd.	10,951	87,461
Rinker Group, Ltd.	14,749	72,788
Rio Tinto, Ltd.	4,789	134,228
Santos, Ltd.	8,708	45,074
Sonic Healthcare, Ltd.	4,111	21,682
Southcorp, Ltd.	8,190	16,661
Stockland Trust Group	19,471	76,580
Suncorp-Metway, Ltd.	8,411	78,519
TAB, Ltd.	8,103	28,206
TABCORP Holdings, Ltd.	6,955	58,848
Telstra Corp., Ltd.	35,635	129,413
Toll Holdings, Ltd.	2,731	16,976
Transurban Group (a)	7,816	26,265
Wesfarmers, Ltd.	5,926	118,276
Westfield Holdings, Ltd.	6,585	69,312
Westfield Trust	35,466	95,130
Westfield Trust New (a)	1,192	3,152
Westpac Banking Corp., Ltd.	29,436	354,635
WMC Resorces, Ltd. (a)	18,767	79,608
Woodside Petroleum, Ltd.	7,272	81,090
Woolworths, Ltd.	16,301	144,927
		5,685,642
Austria — 0.2%
Bank Austria Creditanstalt (a)	568	29,016
Bohler-Uddeholm AG	98	6,618
Erste Bank der Oesterreichischen Sparkassen AG	398	49,183
Flughafen Wien AG	187	8,774
Immofinanz Immobilien Anlagen AG (a)	3,178	25,254
Mayr-Melnhof Karton AG	66	7,934
Oesterreichische Elektrizitaetswirtschafts AG	81	9,461
OMVAG	209	31,129
RHI AG (a)	182	3,466
Telekom Austria AG (a)	3,131	38,703
VA Technologie AG	139	4,490
Voest-Alpine AG	279	11,367
Wienerberger Baustoffindustrie AG	497	13,278
		238,673
Belgium — 1.1%
Agfa Gevaert NV	2,015	57,441
Barco NV	157	13,763
Bekaert SA	260	16,562
Cofinimmo	75	10,425
Colruyt NV	302	29,103
Compagnie Maritime Belge SA	49	3,956
Delhaize Le Lion SA	1,330	68,412
Dexia	11,518	198,456
Electrabel SA	541	170,052
Exmar NV (a)	49	2,082
Fortis	18,625	374,473
Groupe Bruxelles Lambert SA	1,244	70,093
Interbrew	2,717	72,517
KBC Banassurance Holding NV	1,631	76,160
Mobistar SA (a)	394	22,115

	Shares	Market Value

Omega Pharma SA	377	$11,983
S.A. D’Ieteren NV	41	8,409
Solvay SA	1,141	98,945
UCB SA	1,575	59,380
Union Miniere SA	389	27,305
		1,391,632
Bermuda — 0.0%
Smartone Telecommunications Holdings, Ltd.	3,500	3,584
Texwinca Holdings, Ltd.	8,000	5,822
		9,406
Canada — 0.0%
Alcan Inc.	613	28,715
Denmark — 0.7%
A/S Dampskibsselskabet Svendborg, Series B	17	122,680
A/S Det Ostasiatiske Kompagni	325	14,204
Bang & Olufsen Holding A/S, Series B	125	5,230
Carlsberg A/S, Series B	350	16,127
Coloplast A/S, Series B	233	19,933
Danisco A/S	855	38,020
Danske Bank	8,262	193,844
DSV, Series B	250	11,053
FLS Industries A/S, Series B (a)	400	4,608
GN Store Nord A/S (a)	3,981	25,829
Group 4 Falck A/S	1,198	24,556
H. Lundbeck A/S	1,134	18,826
ISS A/S	686	33,817
Kobenhavns Lufthavne A/S	75	8,792
NEG Micon A/S (a)	83	1,350
NKT Holding A/S	250	4,542
Novo Nordisk A/S	4,057	165,286
Novozymes A/S, Series B	943	34,425
Tele Danmark A/S	2,103	75,881
Topdanmark A/S (a)	458	24,517
Vestas Wind Systems A/S	1,670	27,158
William Demant A/S (a)	465	15,715
		886,393
Finland — 1.6%
Amer Group, Ltd.	400	17,331
Elisa Communications Oyj (a)	2,106	28,158
Fortum Oyj	5,712	58,936
KCI Konecranes International	66	2,298
Kesko Oyj	1,100	19,258
Kone Corp.	480	27,548
Metso Oyj	1,502	18,339
Nokia Oyj	78,102	1,350,627
Nokian Renkaat Oyj	154	11,635
Orion-Yhtyma Oyj, Series B	567	12,173
Outokumpu Oyj	1,116	15,161
Pohjola Group PLC, Series B	276	7,380
Rautaruukki Oyj	1,000	7,366
Sampo-Leona Insurance, Series A	4,773	49,368
Stora Enso Oyj, Series R	10,713	144,317
TietoEnator Oyj	1,454	39,798
UPM-Kymmene Oyj	8,140	155,243
Uponor Oyj	600	18,920
Wartsila Oyj, Series B	500	9,586
		1,993,442
France — 9.0%
Accor SA	3,032	137,297
Air France	1,396	21,394
Alcatel SA, Series A	18,761	241,612
Alstom	9,810	15,467
Atos Origin SA (a)	339	21,679
Autoroutes du Sud de la France (ASF)	1,065	35,733
Aventis SA	10,670	705,231
Axa	22,206	475,322
BNP Paribas SA	12,754	803,076
Bouygues SA	3,172	110,908
Business Objects SA (a)	949	33,098
Cap Gemini SA	1,809	80,342
Carrefour SA	9,009	494,540
Casino Guichard-Perrachon SA	571	55,530
CNP Assurances	444	23,118
Compagnie de Saint-Gobain	4,956	242,611
Compagnie Generale des Establissements Michelin	2,095	96,135
Credit Agricole SA	5,558	132,710
Dassault Systemes SA	954	43,512
Essilor International SA	1,475	76,280
European Aeronautic Defence & Space Co.	4,289	101,977
France Telecom SA	17,007	486,098
Gecina	229	33,680
Groupe Danone	1,905	310,932
Hermes International	161	31,152
Imerys	127	26,736
Klepierre (a)	284	17,087
L’Air Liquide SA	1,536	271,241
L’Oreal SA	5,323	436,421
Lafarge SA	2,650	235,986
Lagardere S.C.A.	1,928	111,307
LVMH (Louis Vuitton Moet Hennessy)	3,872	281,804
Pernod-Ricard SA	796	88,506
Pinault-Printemps-Redoute SA	1,035	100,066
PSA Peugoet Citroen	2,789	142,123
Publicis SA	1,503	48,722
Renault SA	2,629	181,390
Sagem SA	287	30,753
Sanofi-Synthelabo SA	5,769	434,421
Schneider Electric SA (a)	3,289	215,311
Societe BIC SA	544	25,141
Societe Generale	5,167	456,218
Societe Television Francaise 1	1,778	62,077
Sodexho Alliance SA	1,467	44,243
STMicroelectronics NV	9,261	251,149
Suez SA	12,351	248,173
Technip-Coflexip SA	288	31,169

	Shares	Market Value

Thales SA	1,170	$39,330
Thomson Multimedia	3,872	82,392
Total Fina Elf SA	10,038	1,866,296
Unibail SA	646	60,583
Valeo SA	1,137	45,535
Veolia Environnement	3,737	100,401
Vinci SA	998	82,642
Vivendi Universal SA	14,365	349,159
Wanadoo (a)	5,748	47,127
Zodiac SA	491	14,406
		11,237,349
Germany — 6.3%
Adidas-Salomon AG	700	79,730
Allianz AG	4,493	567,178
Altana AG	1,050	63,108
BASF AG	8,350	469,529
Bayer AG	10,150	297,279
Bayer Hypo-und Vereinsbank AG	5,734	132,646
Beiersdorf AG, Series A	333	40,407
Commerzbank AG	7,400	145,144
Continental AG	1,953	74,075
DaimlerChrysler AG	13,306	620,991
Deutsche Bank AG	8,109	671,999
Deutsche Boerse AG	1,600	87,487
Deutsche Lufthansa AG	2,819	47,114
Deutsche Post AG	5,707	117,696
Deutsche Telekom AG	38,875	711,498
Douglas Holding AG	456	12,677
E.On AG	9,600	626,518
Epcos AG (a)	824	18,604
Fresenius Medical Care AG	491	34,930
Gehe AG	428	20,758
HeidelbergCement AG	686	28,996
Hypo Real Estate Holding AG (a)	2,133	53,244
Infineon Technologies AG (a)	7,312	101,637
KarstadtQuelle AG	765	18,913
Linde AG	1,220	65,709
MAN AG	1,608	48,779
Merck KGAA	720	29,997
Metro AG	2,112	93,106
MLP AG	778	15,211
Muenchener Rueckversich	2,255	273,398
Puma AG	300	52,977
RWE AG	6,505	257,393
SAP AG	3,172	532,734
Schering AG	2,432	123,164
Siemens AG	12,377	991,345
Suedzucker AG	700	13,332
ThyssenKrupp AG	4,540	89,735
TUI AG	1,852	38,614
Volkswagen AG	3,529	196,525
		7,864,177
Greece — 0.4%
Alpha Bank AE	2,154	65,098
Aluminum of Greece SA	60	1,218
Bank of Piraeus	2,084	25,077
Coca-Cola Hellenic Bottling Co. SA	1,065	22,219
Commercial Bank of Greece	990	24,825
EFG Eurobank Ergasias	2,268	43,941
Folli-Follie	100	2,901
Greek Organization of Football Prognostics	2,396	34,695
Hellenic Duty Free Shops SA	160	3,140
Hellenic Petroleum SA	1,702	14,942
Hellenic Technodomiki SA	1,236	7,795
Hellenic Telecommunications Organization SA	3,958	52,421
Intracom SA	1,513	10,267
National Bank of Greece SA	2,740	71,541
Public Power Corp. (PPC)	1,495	36,960
Technical Olympic SA	500	2,674
Titan Cement Co.	415	17,013
Viohalco Hellenic Copper and Aluminum Industry SA	1,646	10,713
Vodafone Panafon SA	2,823	22,006
		469,446
Hong Kong — 1.3%
ASM Pacific Technology, Ltd.	2,500	10,916
Bank of East Asia, Ltd.	18,935	58,046
BOC Hong Kong (Holdings), Ltd.	36,000	67,699
Cathay Pacific Airways	15,000	28,498
Cheung Kong (Holdings), Ltd.	22,000	174,271
Cheung Kong Infrastructure (Holdings), Ltd.	5,000	11,109
CLP Holdings, Ltd.	26,100	124,050
Esprit Holdings, Ltd.	9,122	30,314
Giordano International, Ltd.	22,000	10,130
Hang Lung Properties, Ltd.	13,000	16,661
Hang Seng Bank, Ltd.	11,100	145,832
Henderson Land Development Co., Ltd.	11,000	48,598
Hong Kong & China Gas Co., Ltd.	50,183	76,596
Hong Kong Exchanges & Clearing, Ltd.	14,000	30,295
Hongkong Electric Holdings, Ltd.	19,000	75,131
Hopewell Holdings, Ltd.	9,000	13,737
Hutchison Whampoa, Ltd.	30,800	226,128
Hysan Development Co., Ltd.	5,378	8,312
i-Cable Communications, Ltd.	1,700	436
Johnson Electronic Holdings, Ltd.	20,000	25,374
Li & Fung, Ltd.	21,000	35,975
MTR Corp.	17,863	23,583
New World Development Co., Ltd.	24,028	19,343
PCCW, Ltd. (a)	42,133	27,406
Shangri-La Asia, Ltd.	14,260	13,225
Sino Land Co., Ltd.	20,441	11,650
South China Morning Post (Holdings), Ltd.	8,533	3,764
Sun Hung Kai Properties, Ltd.	19,000	156,625
Swire Pacific, Ltd.	13,500	83,117

	Shares	Market Value

Techtronic Industries Co., Ltd.	7,090	$19,634
Television Broadcast, Ltd.	4,000	20,196
Wharf (Holdings), Ltd.	17,000	47,078
Yue Yuen Industrial (Holdings) Ltd.	6,321	17,342
		1,661,071
Ireland — 0.8%
Allied Irish Banks PLC	15,152	242,722
Bank of Ireland	17,467	238,387
CRH PLC	9,405	193,130
DCC PLC	1,496	20,417
Elan Corp. PLC (a)	6,893	47,472
Fyffes PLC	4,473	9,309
Grafton Group PLC (a)	3,408	23,514
Greencore Group PLC	1,884	8,436
Independent News & Media PLC	8,958	21,243
Irish Life & Permanent PLC	4,819	77,804
Kerry Group PLC	2,325	43,696
Ryanair Holdings PLC (a)	2,713	22,551
Ryanair Holdings PLC ADR (a)	300	15,192
Waterford Wedgwood PLC	5,806	1,611
		965,484
Italy — 3.6%
Alleanza Assicurazioni	7,402	81,041
Assicurazioni Generali SpA	15,182	402,146
Autogrill SpA (a)	1,872	26,776
Autostrade SpA (a)	3,234	56,742
Banca Fideuram SpA	4,656	27,661
Banca Intesa SpA	14,000	40,086
Banca Monte dei Paschi di Siena SpA	17,509	55,323
Banca Nazionale del Lavoro (a)	23,673	56,585
Banca Popolare di Milano	6,300	41,242
Banche Popolari Unite Scrl (a)	5,036	91,217
Banco Popolare di Verona e Novara Scrl	5,935	100,464
Benetton Group SpA	631	7,251
Bulgari SpA	2,550	23,641
Capitalia SpA	19,129	55,978
Enel SpA	38,626	262,606
Eni	41,234	778,077
Fiat SpA	7,010	53,760
FinecoGroup SpA (a)	20,657	14,565
Finmeccanica SpA	93,585	73,305
Gruppo Editoriale L’Espresso SpA	2,326	14,493
Intesabci SpA	56,183	219,686
Italcementi SpA	1,250	15,593
Luxottica Group SpA	2,167	37,447
Mediaset SpA	9,400	111,690
Mediobanca SpA	7,392	80,186
Mediolanum SpA	4,062	32,022
Mondadori (Arnoldo) Editore SpA	2,210	19,820
Pirelli & Co. SpA	29,005	29,524
Riunione Adriatica di Sicurta SpA	4,779	81,378
San Paolo - IMI SpA	16,069	209,578
Seat Pagine Gialle SpA (a)	56,981	54,264
Snam Rete Gas SpA	13,710	58,105
Snia SpA	4,500	11,182
Telecom Italia Media SpA (a)	21,613	10,741
Telecom Italia Mobile SpA	60,308	327,860
Telecom Italia SpA	146,823	435,209
Telecom Italia SpA (a)	91,914	187,236
Tiscali SpA (a)	2,972	20,768
UniCredito Italiano SpA	59,747	322,549
		4,527,797
Japan — 20.0%
77 Bank, Ltd.	5,000	28,180
ACOM Co., Ltd.	1,150	52,151
ADERANS Co., Ltd.	600	9,680
Advantest Corp.	1,000	79,313
AEON Co., Ltd.	3,700	123,943
Aeon Credit Service Co., Ltd.	400	17,057
Aiful Corp.	650	47,551
Ajinomoto Co., Inc.	9,000	103,546
All Nippon Airways Co., Ltd. (ANA) (a)	8,000	19,782
ALPS Electric Co., Ltd.	3,000	43,893
Amada Co., Ltd.	5,000	26,033
Amano Corp.	1,000	7,250
Anritsu Corp.	2,000	13,343
Aoyama Trading Co., Ltd.	600	11,869
Ariake Japan Co., Ltd.	200	6,364
Asahi Breweries, Ltd.	5,800	52,875
Asahi Chemical Industry, Ltd.	19,000	103,182
Asahi Glass Co., Ltd.	12,000	98,535
Asatsu-Dk, Inc.	400	10,301
Autobacs Seven Co., Ltd.	300	6,900
Bandai Co., Ltd.	1,000	25,194
Bank of Fukuoka, Ltd.	8,000	33,592
Bank of Yokohama, Ltd.	15,000	69,702
Bellsystem24, Inc.	50	10,217
Benesse Corp.	1,000	24,401
Bridgestone Corp.	10,000	134,459
Canon, Inc.	13,000	605,300
Capcom Co., Ltd.	600	7,390
Casio Computer Co., Ltd.	3,000	31,744
Central Glass Co., Ltd.	3,000	18,923
Central Japan Railway Co.	15	129,607
Chiba Bank, Ltd.	9,000	36,867
Chubu Electric Power Co.	10,100	210,633
Chugai Pharmaceutical Co., Ltd.	4,100	58,954
Citizen Watch Co., Ltd.	4,000	36,764
Coca-Cola West Japan Co., Ltd.	800	15,676
COMSYS Holdings Corp.	1,000	6,401
Credit Saison Co., Ltd.	2,100	47,420
CSK Corp.	1,000	36,111
DAI Nippon Printing Co., Ltd.	10,000	140,431

	Shares	Market Value

Daicel Chemical Industries, Ltd.	4,000	$16,497
Daido Life Insurance Co.	19	56,555
Daiichi Pharmaceutical Co., Ltd.	3,900	70,271
Daikin Industries, Ltd.	3,000	69,282
Daimaru, Inc.	3,000	16,656
Dainippon Ink & Chemicals, Inc.	10,000	19,035
Dainippon Screen MFG. Co., Ltd. (a)	2,000	13,679
Daito Trust Construction Co., Ltd.	1,500	44,509
Daiwa House Industry Co., Ltd.	7,000	74,461
Daiwa Securities Group, Inc.	19,000	129,243
Denki Kagaku Kogyo Kabushiki Kaisha	7,000	22,534
Denso Corp.	7,700	151,600
Dentsu, Inc.	4	20,155
Dowa Mining Co., Ltd.	4,000	21,499
East Japan Railway Co.	54	254,456
Ebara Corp.	4,000	17,393
Eisai Co., Ltd.	3,400	91,686
FamilyMart Co., Ltd.	1,100	25,044
FANUC, Ltd.	2,300	137,781
Fast Retailing Co., Ltd.	800	48,596
Fuji Electric Co., Ltd.	6,000	13,157
Fuji Photo Film Co., Ltd.	7,000	225,996
Fuji Television Network, Inc.	4	21,648
Fujikura, Ltd.	5,000	29,486
Fujisawa Pharmaceutical Co., Ltd.	4,000	85,285
Fujitsu, Ltd.	26,000	153,327
Furukawa Electric Co., Ltd.	10,000	33,218
Gunma Bank, Ltd.	6,000	26,817
Gunze, Ltd.	2,000	9,051
Hankyu Department Stores, Inc.	2,000	13,399
Hino Motors, Ltd.	3,000	21,387
Hirose Electric Co., Ltd.	500	57,385
Hitachi Cable, Ltd.	3,000	11,253
Hitachi Chemical Co., Ltd.	1,900	31,912
Hitachi Software Engineering Co., Ltd.	400	10,320
Hitachi, Ltd.	46,000	277,279
Hokugin Financial Group, Inc.	10,000	13,530
Honda Motor Co., Ltd.	12,300	546,310
House Food Corp.	1,000	11,318
Hoya Corp.	1,700	156,088
Isetan Co., Ltd.	2,500	27,526
Ishihara Sangyo Kaisha, Ltd. (a)	3,000	5,990
Ishikawajima-Harima Heavy Industries Co., Ltd.	16,000	22,842
Ito En, Ltd.	400	17,206
Ito-Yokado Co., Ltd.	6,000	188,672
Itochu Corp.	21,000	69,366
Itochu Techno-Science Corp.	400	12,466
Jafco Co., Ltd.	400	31,427
Japan Airlines System Corp.	11,000	29,047
Japan Real Estate Investment Corp.	4	25,306
Japan Tobacco, Inc.	11	80,573
Jfe Holding, Inc.	7,300	199,240
JGC Corp.	3,000	31,296
Joyo Bank, Ltd.	11,000	35,924
JSR Corp.	3,000	67,043
Kajima Corp.	16,000	51,955
Kaken Pharmaceutical Co., Ltd.	1,000	5,020
Kamigumi Co., Ltd.	3,000	21,219
Kanebo, Ltd. (a)	5,000	5,039
Kaneka Corp.	4,000	29,859
Kansai Electric Power Co.	10,800	189,254
Kao Corp.	9,000	183,074
Katokichi Co., Ltd.	400	6,543
Kawasaki Heavy Industries, Ltd.	21,000	25,865
Kawasaki Kisen Kaisha, Ltd.	8,000	39,787
Keihin Electric Express Railway Co., Ltd.	7,000	41,084
Keio Electric Railway Co., Ltd.	8,000	41,579
Keyence Corp.	500	105,393
Kikkoman Corp.	2,000	14,220
Kinden Corp.	2,000	9,424
Kinki Nippon Railway Co., Ltd. (a)	22,000	66,101
Kirin Brewery Co., Ltd.	11,000	93,814
Kokuyo Co., Ltd.	700	7,609
Komatsu, Ltd.	15,000	95,176
Komori Corp.	1,000	14,808
Konami Co., Ltd.	1,200	34,935
Konica Corp.	6,000	80,676
Koyo Seiko Co., Ltd.	2,000	20,547
Kubota Corp.	15,000	61,864
Kuraray Co., Ltd.	6,000	50,611
Kurita Water Industries, Ltd.	1,800	21,717
Kyocera Corp.	2,500	166,558
Kyowa Hakko Kogyo Co., Ltd.	5,000	31,819
Kyushu Electric Power Co.	6,600	113,500
Lawson, Inc.	900	30,736
Mabuchi Motor Co., Ltd.	500	38,490
Makita Corp.	2,000	20,024
Marubeni Corp.	20,000	38,257
Marui Co., Ltd.	5,200	65,503
Matsumotokiyoshi Co., Ltd.	200	4,488
Matsumotokiyoshi Co., Ltd. New	200	4,488
Matsushita Electric Industrial Co., Ltd.	33,400	461,872
Matsushita Electric Works, Ltd.	6,000	53,914
Meiji Milk Products Co., Ltd.	3,000	12,877
Meiji Seika Kaisha, Ltd.	4,000	16,124
Meitec Corp.	400	15,377
Millea Holdings, Inc.	24	313,521
Minebea Co., Ltd.	5,000	25,380
Mitsubishi Chemical Corp.	28,000	72,894
Mitsubishi Corp.	16,000	169,600
Mitsubishi Electric Corp.	26,000	107,959
Mitsubishi Estate Co., Ltd.	15,000	142,204
Mitsubishi Gas Chemical Co., Inc.	5,000	17,029

	Shares	Market Value

Mitsubishi Heavy Industries, Ltd.	45,000	$125,128
Mitsubishi Logistics Corp.	1,000	8,314
Mitsubishi Material Corp. (a)	11,000	16,936
Mitsubishi Rayon Co., Ltd.	8,000	30,008
Mitsubishi Tokyo Financial Group, Inc.	64	499,252
Mitsui & Co., Ltd.	19,000	153,000
Mitsui Chemicals, Inc.	9,000	52,487
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	13,213
Mitsui Fudosan Co., Ltd.	11,000	99,356
Mitsui Mining & Smelting Co., Ltd.	8,000	33,218
Mitsui O.S.K. Lines, Ltd.	12,000	58,561
Mitsui Sumitomo Insurance Co., Ltd.	19,400	159,298
Mitsui Trust Holdings, Inc.	9,300	51,980
Mitsukoshi, Ltd.	6,000	24,410
Mitsumi Electric Co., Ltd.	1,100	12,112
Mizuho Financial Group, Inc. (a)	97	294,159
Murata Manufacturing Co., Ltd.	3,500	189,092
Namco, Ltd.	400	11,085
NEC Corp.	23,000	169,329
Net One Systems Co., Ltd.	3	23,094
NGK Insulators, Ltd.	4,000	29,859
NGK Spark Plug Co., Ltd.	2,000	16,217
Nichii Gakkan Co.	220	12,481
Nichirei Corp.	5,000	16,189
Nidec Corp.	600	57,274
Nikko Cordial Corp.	21,000	116,982
Nikon Corp. (a)	4,000	60,315
Nintendo Co., Ltd.	1,600	149,296
Nippon Building Fund Inc.	4	25,679
Nippon Express Co., Ltd.	14,000	66,101
Nippon Kayaku Co., Ltd.	2,000	9,910
Nippon Meat Packers, Inc.	3,000	29,337
Nippon Mining Holdings, Inc.	7,500	26,173
Nippon Mitsubishi Oil Corp.	21,000	106,989
Nippon Sanso Corp.	2,000	8,454
Nippon Sheet Glass Co., Ltd.	5,000	14,603
Nippon Shokubai Co., Ltd.	3,000	22,758
Nippon Steel Corp.	88,000	188,859
Nippon Telegraph and Telephone Corp.	83	400,401
Nippon Unipac Holding	14	72,240
Nippon Yusen Kabushiki Kaisha	16,000	72,408
Nishimatsu Construction Co., Ltd.	4,000	13,250
Nissan Chemical Industries, Ltd.	3,000	26,733
Nissan Motor Co., Ltd.	39,400	449,992
Nisshin Flour Milling Co., Ltd.	3,000	26,705
Nisshinbo Industries, Inc.	2,000	11,141
Nissin Food Products Co., Ltd.	1,300	32,388
Nitto Denko Corp.	2,400	127,648
Nomura Research Institute, Ltd.	400	39,003
Nomura Securities Co., Ltd.	28,000	476,813
NSK, Ltd.	7,000	25,539
NTN Corp.	6,000	28,609
NTT Data Corp.	19	71,802
NTT DoCoMo, Inc.	278	630,344
Obayashi Corp.	8,000	35,756
OBIC Co., Ltd.	100	20,118
Oji Paper Co., Ltd.	12,000	77,484
Oki Electric Industry Co., Ltd. (a)	8,000	31,277
Okumura Corp.	3,000	12,765
Olympus Optical Co., Ltd.	4,000	86,778
Omron Corp.	3,600	73,062
Onward Kashiyama Co., Ltd.	2,000	24,261
Oracle Corp., Japan	500	25,893
Oriental Land Co., Ltd.	800	49,342
Orix Corp.	1,200	99,207
Osaka Gas Co., Ltd.	31,000	83,885
Pioneer Corp.	2,300	63,525
Promise Co., Ltd.	1,400	61,006
Q.P. Corp.	1,600	13,287
Resona Holdings, Inc. (a)	70,000	88,178
Ricoh Co., Ltd.	10,000	197,350
Rohm Co., Ltd.	1,700	199,235
Saizeriya Co., Ltd.	100	995
Sanden Corp.	1,000	6,158
Sankyo Co., Ltd.	5,700	107,171
Sankyo Co., Ltd. NPV	800	25,380
Sanyo Electric Co., Ltd.	23,000	120,183
Sapporo Breweries, Ltd.	5,000	13,763
Secom Co., Ltd.	3,000	111,972
Sega Corp. (a)	1,600	15,228
Seiko Epson Corp.	900	41,989
Seino Transportation Co., Ltd.	2,000	16,534
Sekisui Chemical Co., Ltd.	7,000	35,663
Sekisui House, Ltd.	8,000	82,635
Seven-Eleven Japan Co., Ltd.	7,000	212,280
Sharp Corp.	15,000	236,680
Shimachu Co., Ltd.	900	17,846
Shimamura Co., Ltd.	400	27,172
Shimano, Inc.	1,400	29,001
Shimizu Corp.	8,000	30,456
Shin-Etsu Chemical Co., Ltd.	5,800	237,044
Shionogi & Co., Ltd.	5,000	93,123
Shiseido Co., Ltd.	5,000	60,791
Shizuoka Bank, Ltd.	9,000	66,511
Showa Denko K.K. (a)	14,000	31,483
Showa Shell Sekiyu K.K.	2,300	18,693
Skylark Co., Ltd.	1,300	21,471
SMC Corp.	900	112,028
Snow Brand Milk Products Co., Ltd. (a)	2,500	7,208
Softbank Corp.	3,100	94,877
Sompo Japan Insurance, Inc.	12,000	98,647
Sony Corp.	13,900	481,189
Stanley Electric Co., Ltd.	2,300	44,532
Sumitomo Bakelite Co., Ltd.	3,000	19,567
Sumitomo Chemical Co., Ltd.	18,000	74,237
Sumitomo Corp.	11,000	82,010
Sumitomo Electric Industries, Ltd.	9,000	80,452

	Shares	Market Value

Sumitomo Heavy Industries, Ltd. (a)	8,000	$18,139
Sumitomo Metal Industries, Ltd.	47,000	46,487
Sumitomo Metal Mining Co., Ltd.	8,000	59,345
Sumitomo Mitsui Financial Group, Inc.	60	319,679
Sumitomo Osaka Cement Co., Ltd.	6,000	11,757
Sumitomo Realty & Development Co., Ltd.	5,000	44,042
Sumitomo Trust & Banking Co., Ltd.	15,000	88,178
Suruga Bank, Ltd., ADR	3,000	19,287
Suzuken Co., Ltd.	600	19,483
Taiheiyo Cement Corp.	11,800	33,362
Taisei Corp.	13,000	47,551
Taisho Pharmaceutical Co., Ltd.	3,000	53,634
Taiyo Yuden Co., Ltd.	2,000	26,145
Takara Shuzo Co., Ltd.	3,000	28,105
Takashimaya Co., Ltd.	4,000	28,553
Takeda Chemical Industries, Ltd.	13,400	531,399
Takefuji Corp.	1,010	47,216
Takuma Co., Ltd.	1,000	5,459
TDK Corp.	1,800	129,663
Teijin, Ltd.	12,000	35,271
Teikoku Oil Co., Ltd.	3,000	15,088
Terumo Corp.	2,700	51,269
THK Co., Ltd.	1,500	30,512
TIS, Inc.	400	13,511
Tobu Railway Co., Ltd.	11,000	39,311
Toda Corp.	2,000	5,655
Toho Co., Ltd.	2,100	26,728
Tohoku Elecric Power Co., Inc.	6,500	107,777
Tokyo Broadcasting System, Inc.	700	11,150
Tokyo Electric Power Co., Inc.	18,300	401,278
Tokyo Electron, Ltd.	2,300	174,694
Tokyo Gas Co., Ltd.	41,000	146,142
Tokyo Style Co., Ltd.	1,000	10,805
Tokyu Corp.	15,000	76,981
TonenGeneral Sekiyu K.K.	5,000	41,383
Toppan Printing Co., Ltd.	9,000	93,636
Toray Industries, Inc.	19,000	79,425
Toshiba Corp.	44,000	166,688
Tosoh Corp.	8,000	26,724
Tostem Corp.	4,000	77,260
Toto, Ltd.	5,000	42,363
Toyo Seikan Kaisha, Ltd.	2,000	27,956
Toyo Suisan Kaisha, Ltd.	1,000	11,113
Toyobo Co., Ltd.	9,000	19,651
Toyoda Gosei Co., Ltd.	600	17,300
Toyota Industries Corp.	2,400	50,947
Toyota Motor Corp.	42,900	1,449,081
Trend Micro, Inc. (a)	1,500	40,240
Ube Industries, Ltd.	11,000	22,068
UFJ Holdings, Inc. (a)	56	269,105
Uni-Charm Corp.	700	34,422
UNY Co., Ltd.	2,000	20,528
Ushio, Inc.	2,000	33,200
USS Co., Ltd.	380	26,877
Wacoal Corp.	1,000	8,239
West Japan Railway Co.	17	66,782
World Co., Ltd.	700	22,273
Yakult Honsha Co., Ltd.	2,000	31,259
Yamada Denki Co., Ltd.	1,100	36,951
Yamaha Corp.	2,500	49,104
Yamaha Motor Co., Ltd.	2,000	21,816
Yamanouchi Pharmaceutical Co., Ltd.	5,000	155,361
Yamato Transport Co., Ltd.	6,000	70,654
Yamazaki Baking Co., Ltd.	2,000	16,590
Yokogawa Electric Corp.	3,000	43,333
		24,934,230
Luxembourg — 0.1%
Arcelor	5,206	90,750
Netherlands — 5.2%
ABN AMRO Holding NV	26,065	609,870
Aegon NV	23,013	340,492
Akzo Nobel NV	4,655	179,671
ASM Lithography Holding NV (a)	7,671	152,104
Corio NV	666	25,790
DSM NV	1,407	69,267
Elsevier NV	10,259	127,461
Euronext NV	1,408	35,644
Hagemeyer NV	1,028	2,321
Heineken NV	3,204	122,009
IHC Caland NV	454	24,624
ING Groep NV	29,763	694,144
Koninklijke (Royal) KPN NV (a)	36,090	278,595
Koninklijke (Royal) Philips Electronics NV	22,351	652,655
Koninklijke Ahold NV	18,381	140,037
Koninklijke Numico NV	2,596	71,743
Oce NV	1,001	15,341
Qiagen NV (a)	2,204	27,050
Rodamco Europe NV	683	39,776
Royal Dutch Petroleum Co.	35,327	1,862,597
Royal Vendex KBB NV	1,635	22,788
TNT Post Group NV	5,495	128,711
Unilever NV	9,710	635,044
Vedior NV	1,981	30,984
VNU NV	3,864	122,090
Wereldhave NV	300	22,458
Wolters Kluwer NV	4,710	73,668
		6,506,934
New Zealand — 0.2%
Auckland International Airport, Ltd.	2,438	11,221
Carter Holt Harvey, Ltd.	13,779	17,008
Contact Energy, Ltd.	4,649	16,421

	Shares	Market Value

Fisher & Paykel Appliances Holdings, Ltd., Series H	2,544	$6,414
Fisher & Paykel Industries, Ltd.	806	6,694
Fletcher Building, Ltd.	6,466	18,000
Fletcher Challenge Forests, Ltd. (a)	1,876	1,675
Independent Newspapers, Ltd.	2,681	9,065
Sky City Entertainment Group, Ltd.	6,568	19,879
Telecom Corp. of New Zealand, Ltd.	25,439	89,690
Tower, Ltd.	1,563	1,283
Warehouse Group, Ltd.	2,607	8,763
		206,113
Norway — 0.4%
Aker Kvaerner ASA (a)	262	4,480
Den Norsske Bank	11,000	73,413
Frontline, Ltd.	541	14,028
Norsk Hydro ASA	2,123	130,996
Norske Skogindustrier ASA	1,531	29,226
Orkla ASA	3,092	69,250
Schibsted ASA	600	10,327
Smedvig ASA, Series A	400	3,036
Statoil ASA	6,958	78,179
Storebrand ASA (a)	2,458	15,998
Tandberg ASA (a)	1,627	11,983
Telenor ASA	10,556	69,022
Tomra Systems ASA	2,801	16,883
		526,821
Portugal — 0.3%
Banco BPI SA	5,732	21,112
Banco Comercial Portugues SA	29,988	66,951
Banco Espirito Santo SA, Registered	1,541	25,269
Brisa-Auto Estrada de Portugal SA	4,119	27,536
Cimpor-Cimentos de Portugal, SGPS SA	1,595	8,249
Electridade de Portugal SA	23,120	60,949
Jeronimo Martins SGPS SA (a)	723	9,539
Portugal Telecom SGPS SA	12,918	130,027
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SA (a)	281	5,458
Sonae, S.G.P.S. SA	24,685	20,550
		375,640
Singapore — 0.8%
Allgreen Properties, Ltd.	2,000	1,319
Capitaland, Ltd.	14,000	12,777
Chartered Semiconductor Manufacturing, Ltd. (a)	12,401	12,632
City Developments, Ltd.	7,487	26,672
ComfortDelGro Corp., Ltd. (a)	26,000	12,477
Creative Technology, Ltd.	600	6,324
Cycle & Carriage, Ltd.	2,541	8,678
Datacraft Asia, Ltd. (a)	1,000	1,260
DBS Group Holdings, Ltd.	19,000	164,459
Fraser & Neave, Ltd.	3,082	22,866
Haw Par Corp., Ltd.	2,746	7,211
Keppel Corp., Ltd.	9,356	33,605
Keppel Land, Ltd.	2,000	1,861
Neptune Orient Lines, Ltd. (a)	18,000	22,894
Oversea-Chinese Banking Corp., Ltd.	16,365	116,597
Overseas Union Enterprise, Ltd.	2,069	8,467
Parkway Holdings, Ltd.	7,063	4,055
SembCorp Industries, Ltd.	11,000	8,161
SembCorp Logistics, Ltd.	2,000	2,355
SembCorp Marine, Ltd.	2,000	1,166
Singapore Airlines, Ltd.	9,394	61,952
Singapore Exchange, Ltd.	12,000	11,941
Singapore Land, Ltd.	1,000	2,344
Singapore Pos, Ltd.	24,000	9,822
Singapore Press Holdings, Ltd.	6,020	66,995
Singapore Technologies Engineering, Ltd.	21,000	25,225
Singapore Telecommunications, Ltd.	105,437	121,684
SMRT Corp., Ltd.	2,000	707
ST Assembly Test Services, Ltd. (a)	6,000	7,490
United Overseas Bank, Ltd.	20,251	157,400
United Overseas Land, Ltd.	7,327	8,283
Venture Manufacturing (Singapore), Ltd.	4,000	47,106
Wing Tai Holdings, Ltd.	5,000	2,444
		999,229
Spain — 3.2%
Acciona SA	441	26,839
Acerinox SA	647	30,506
Acesa Infraestructuras SA	2,987	45,174
ACS SA	1,387	67,705
Altadis SA, Series A	3,963	112,472
Amadeus Global Travel Distribution SA, Series A	2,809	18,247
Antena 3 Television (a)	217	9,564
Banco Bilbao Vizcaya Argentaria SA	44,708	617,498
Banco Popular Espanol SA	2,360	140,802
Banco Santander Central Hispano SA	63,173	748,226
Corporacion Mapfre, Compania Internacional de Reaseguros SA	889	12,593
Endesa SA	13,291	255,660
Fomento de Construcciones y Contratas SA	710	26,186
Gas Natural SDG SA	3,013	70,498
Grupo Ferrovial SA	890	31,186
Iberdrola SA	11,324	223,823
Iberia Lineas Aereas de Espana SA	7,108	20,442
Indra Sistemas SA	1,497	19,203
Industria de Diseno Textil, SA	3,255	66,102

	Shares	Market Value

Metrovacesa SA	403	$13,801
NH Hoteles SA (a)	1,070	12,295
Promotora de Informaciones SA	984	14,273
Repsol YPF SA	13,518	263,608
Sociedad General de Aguas de Barcelona SA	752	11,221
Sociedad General de Aguas de Barcelona SA New	6	90
Telefonica Publicidad e Informacion SA	2,634	14,452
Telefonica SA (a)	69,276	1,017,119
Union Electrica Fenosa SA	2,704	50,785
Vallehermoso SA	1,544	23,370
Zeltia SA (a)	2,378	16,797
		3,980,537
Sweden — 1.6%
Alfa Laval AB	728	11,079
Assa Abloy AB, Series B	3,716	44,156
Atlas Copco AB, Series A	1,385	49,565
Atlas Copco AB, Series B	800	26,073
Axfood AB	270	6,248
Billerud	533	8,037
Castellum AB	444	10,490
Drott AB, Series B	800	15,177
Electrolux AB	3,705	81,357
Eniro AB	1,771	16,983
Gambro AB, Series A	1,600	13,231
Gambro AB, Series B	800	6,615
Getinge AB	2,074	19,889
Hennes & Mauritz AB (H&M), Series B	5,885	139,860
Hoganas AB, Series B	407	8,711
Holmen AB, Series B	600	21,306
Modern Times Group MTG AB (a)	475	10,001
Nobel Biocare Holding AG	260	25,367
Nordea AB	29,150	218,768
OM Gruppen AB	500	6,219
Sandvik AB	2,700	93,061
Sapa AB	100	2,453
SAS AB (a)	530	5,009
Securitas AB, Series B	3,716	50,096
Skandia Forsakrings AB	10,378	37,789
Skandinaviska Enskilda Banken (SEB), Series A	5,954	87,713
Skanska AB	4,900	43,244
SKF AB, Series A	400	15,510
SKF AB, Series B	867	33,498
SSAB Svenskt Stal AB, Series A	800	14,287
SSAB Svenskt Stal AB, Series B	200	3,433
Svenska Cellulosa AB (SCA), Series B	2,333	95,326
Svenska Handelsbanken AB, Series A	6,851	139,966
Svenska Handelsbanken AB, Series B	500	9,902
Swedish Match AB	4,205	42,954
Tele2 AB, Series B (a)	1,189	63,455
Telefonaktiebolaget LM Ericsson, New (a)	181,592	325,565
Telia AB	20,286	106,007
Trelleborg AB, Series B	700	11,382
Volvo AB, Series A	1,100	32,257
Volvo AB, Series B	2,785	85,153
WM-Data AB, Series B	2,500	5,385
		2,042,577
Switzerland — 7.5%
ABB, Ltd. (a)	29,619	150,161
Adecco SA	2,221	142,769
Ciba Specialty Chemicals AG	1,177	91,077
Clariant AG	2,047	30,206
Compagnie Financiere Richemont AG	9,068	217,764
Credit Suisse Group	20,655	755,722
Geberit AG	54	26,547
Givaudan AG	125	64,888
Holcim, Ltd.	2,575	119,927
Kudelski SA (a)	639	21,106
Kuoni Reisen Holding AG, Series B	56	18,746
Logitech International SA (a)	668	28,897
Lonza Group AG	651	37,426
Nestle SA	7,003	1,749,688
Novartis AG	41,327	1,876,298
Roche Holding AG	551	76,407
Roche Holding AG, Bearer	12,194	1,229,999
Serono SA	114	81,300
SGS Societe Generale de Surveillance Holding SA	75	47,059
Sulzer AG	80	21,540
Swatch Group AG, Registered	545	65,440
Swatch Group AG, Series B	784	18,700
Swiss Reinsurance Co.	5,592	377,548
Swisscom AG	451	148,783
Syngenta AG	1,828	123,123
Synthes-Stratec, Inc.	76	75,216
UBS AG	20,485	1,402,935
Unaxis Holding AG	204	28,907
Valora Holding AG	65	16,188
Zurich Financial Services AG	2,501	359,958
		9,404,325
United Kingdom — 24.8%
3i Group PLC	9,576	105,855
Aegis Group PLC	18,691	33,041
Aggreko PLC	2,794	7,728
Alliance Unichem PLC	3,822	35,510
AMEC PLC	4,638	21,587
Amvescap PLC	11,193	81,301
ARM Holdings PLC (a)	16,012	36,833
Associates British Ports Holdings PLC	5,518	44,352
AstraZeneca Group PLC	27,751	1,331,383
Aviva PLC	36,904	323,877

	Shares	Market Value

BAA PLC	16,763	$148,916
BAE Systems PLC	50,169	151,105
Balfour Beatty PLC	7,213	28,213
Barclays PLC (a)	106,532	950,205
Barratt Developments PLC	3,436	33,400
BBA Group PLC	6,776	30,265
Berkeley Group PLC	1,545	24,339
BG Group PLC	57,826	296,836
BHP Billiton PLC	40,322	352,251
BOC Group PLC	7,794	119,084
Boots Group PLC	12,642	156,381
BP Amoco PLC (c)	358,962	2,910,961
BPB PLC	8,147	50,608
Brambles Industries PLC	10,961	39,930
British Airways PLC (a)	8,435	35,107
British America Tobacco PLC	25,817	355,866
British Land Co. PLC	7,837	81,932
British Sky Broadcasting PLC (a)	20,562	258,768
BT Group PLC	140,987	475,121
Bunzl PLC	7,452	56,929
Cable & Wireless PLC	37,996	90,805
Cadbury Schweppes PLC	33,676	247,320
Canary Wharf Group PLC	7,170	34,367
Capita Group PLC	11,103	48,299
Carlton Communications PLC	10,931	45,007
Carnival PLC	2,835	114,240
Cattles PLC	5,578	33,376
Celltech Group PLC (a)	4,748	32,129
Centrica PLC	69,491	262,483
Close Brothers Group PLC	2,471	32,468
Cobham PLC	1,870	39,066
Compass Group PLC	36,021	245,036
Daily Mail & General Trust	5,087	60,012
Davis Service Group PLC	2,522	16,840
De La Rue PLC	2,663	13,217
Diageo PLC	50,418	663,380
Dixons Group PLC	31,830	79,203
Electrocomponents PLC	6,817	39,661
EMAP PLC	4,065	62,364
EMI Group PLC	12,358	35,120
Enterprise Inns PLC	2,829	51,352
Exel PLC	4,855	64,184
FirstGroup PLC	6,486	31,756
FKI PLC	8,127	15,567
Friends Provident PLC	26,157	61,809
George Wimpey PLC	5,822	38,901
GKN PLC	12,048	57,586
GlaxoSmithKline PLC	96,824	2,218,619
Granada Compass PLC	43,380	94,741
Great Portland Estates PLC	2,783	11,683
Great Universal Stores PLC	16,534	228,943
Hammerson PLC	4,605	53,378
Hanson PLC	12,174	89,407
Hays PLC	27,104	58,224
HBOS PLC	62,027	803,358
HHG PLC (a)	24,920	18,025
Hilton Group PLC	26,907	108,257
HSBC Holdings PLC (c)	176,547	2,774,882
IMI PLC	5,500	33,205
Imperial Chemical Industries PLC	19,420	69,182
Imperial Tobacco Group PLC	11,914	234,606
Intercontinental Hotels Group PLC (a)	12,076	114,359
International Power PLC (a)	18,232	40,308
Invensys PLC	49,950	16,319
J Sainsbury PLC	22,768	127,471
Johnson Matthey PLC	3,509	61,623
Kelda Group PLC	6,520	54,741
Kesa Electricals PLC	7,558	34,806
Kidde PLC	11,305	21,553
Kingfisher PLC	38,354	191,217
Land Securities Group PLC	7,296	129,565
Legal & General Group PLC	107,625	193,147
Liberty International PLC	4,139	50,569
Lloyds TSB Group PLC	90,469	725,550
Logica PLC	12,478	57,240
Man Group PLC	4,643	121,434
Marks & Spencer Group PLC	37,592	194,484
MFI Furniture Group PLC	9,602	25,955
Misys PLC	9,463	35,871
Mitchells & Butlers PLC	13,107	52,793
National Grid Group PLC	50,221	359,838
Next PLC	4,499	90,445
Novar PLC	6,747	16,668
Nycomed Amersham PLC	11,502	157,619
Pearson PLC	13,147	146,388
Peninsular & Oriental Steam Navigation Co.	11,547	47,543
Persimmon PLC	4,255	40,904
Pilkington PLC	14,209	24,355
Provident Financial PLC	4,202	48,932
Prudential PLC	32,762	276,970
Rank Group PLC	9,325	46,616
Reckitt Benckiser PLC	9,903	224,080
Reed International PLC	21,031	175,913
Rentokil Initial PLC	28,854	98,141
Reuters Group PLC	24,309	102,264
Rexam PLC	8,699	66,611
Rio Tinto PLC	17,330	478,690
RMC Group PLC	3,984	49,745
Rolls-Royce Group PLC	25,902	82,188
Royal & Sun Alliance Insurance Group PLC	50,068	79,098
Royal Bank of Scotland Group PLC	45,414	1,338,164
SABMiller PLC	12,521	129,780
Safeway PLC	17,464	88,787
Sage Group PLC	20,147	63,386
Schroders PLC	1,707	19,313
Scottish & Newcastle PLC	12,566	85,087
Scottish & Southern Energy PLC	14,071	169,523
ScottishPower PLC	30,698	204,566
Securicor PLC	5,778	9,852
Serco Group PLC	6,511	20,048
Severn Trent PLC	5,392	72,297
Shell Transport & Trading Co. PLC	157,144	1,168,849
Signet Group PLC	25,245	46,548

	Shares	Market Value

Slough Estates PLC	6,989	$54,956
Smith & Nephew PLC	15,256	128,155
Smiths Group PLC	8,755	103,597
SSL International PLC	2,218	13,103
Stagecoach Holdings PLC	19,209	26,994
Tate & Lyle PLC	5,899	32,895
Taylor Woodrow PLC	8,273	39,542
Tesco PLC	118,675	547,580
TI Automotive, Ltd., Class A (a)	4,947	0
Tomkins PLC	12,424	59,494
Unilever PLC	45,553	424,655
United Business Media PLC	4,926	43,210
United Utilities PLC	9,205	81,650
United Utilities PLC, Class A	4,530	24,693
Vodafone Group PLC	1,107,346	2,745,509
Whitbread PLC	4,715	60,688
William Hill PLC	6,610	50,526
Wolseley PLC	9,080	128,411
WPP Group PLC	19,518	191,647
Yell Group PLC	7,613	41,567
		30,966,827
TOTAL COMMON STOCKS (Cost $96,433,268)		116,993,210

PREFERRED STOCKS — 0.5%
Australia — 0.2%
News Corp., Ltd.	32,868	247,644
Germany — 0.2%
Fresenius Medical Care AG	388	19,552
Henkel KGAA	848	66,317
Porsche AG	117	69,438
ProSieben Sat.1 Media AG	1,199	20,039
RWE AG	460	16,217
Volkswagen AG	1,600	58,022
Wella AG	200	17,722
		267,307
New Zealand — 0.0%
Fletcher Challenge
Forests, Ltd. (a)	3,372	3,011
Switzerland — 0.1%
Schindler Holding AG (a)	97	23,686

TOTAL PREFERRED STOCKS (Cost $436,983)		541,648

RIGHTS — 0.0%
Ireland — 0.0%
Waterford Wedgwood PLC (a) (Cost $354)	1,583	439

WARRANTS — 0.0%
France — 0.0%
Alstom (a)	3,716	141
Hong Kong — 0.0%
Hopewell Highway (a)	500	97

TOTAL WARRANTS (Cost $0)		238

	Shares	Market Value

SHORT TERM INVESTMENTS — 18.6%
United States — 18.6%
AIM Short Term Investment Prime Portfolio (c)	1,801,791	$1,801,791
AIM Treasury Fund (c)	1,234,426	1,234,426
Federated Money Market Obligations Trust (c)	1,913,997	1,913,997
State Street Navigator Securities Lending Prime Portfolio (b) (Note 4)	18,284,032	18,284,032
		23,234,246
TOTAL SHORT TERM INVESTMENTS (Cost $23,234,246)		23,234,246

TOTAL INVESTMENTS — 112.8% (Cost $120,104,851)		140,769,781

OTHER ASSETS AND LIABILITIES (Net) — (12.8)%		(15,944,279)

NET ASSETS — 100.0%		$124,825,502

(a)          Non-income producing security.

(b)         Security represents investment made with cash collateral from securities loaned.

(c)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

Abbreviations

ADR - American Depository Receipts

NPV - No Par Value

NV - Non-voting

Industry Concentration as a Percentage of Net Assets:

Financials	25.2%
Consumer Discretionary	12.5%
Health Care	8.7%
Industrials	8.3%
Consumer Staples	7.9%
Energy	7.9%
Telecommunication Services	7.5%
Materials	6.5%
Information Technology	5.3%
Utilities	4.3%
Cash, receivables, and other assets, less liabilities	5.9%
100.0%

	Number of Contracts	Unrealized Appreciation/ (Depreciation)

Schedule of Futures Contracts (long)

SPI 200 Index Futures Expiration date 03/2004	5	$6,820
DAX Index Futures Expiration date 03/2004	6	54,824
CAC 40 Euro Futures Expiration date 03/2004	19	28,254
Hang Seng Index Futures Expiration date 01/2004	4	3,570
TOPIX Index Futures Expiration date 03/2004	17	90,684
Financial Times Stock Exchange 100 Index Futures Expiration date 03/2004	15	57,875
IBEX 35 Index Futures Expiration date 01/2004	6	29,904
MIB 30 Index Futures Expiration date 03/2004	2	(14,040)
OMX Index Futures Expiration date 01/2004	90	54,438

Net unrealized appreciation on open futures contracts purchased		$312,329

See Notes to Financial Statements.

Unrealized Appreciation/ (Depreciation)
Schedule of Forward Foreign Currency Exchange Contracts

Bought Australian Dollar
Local Contract amount - 706,000
USD Face value - 503,378
USD Current value - 528,191
Settlement Date - 02/23/04
Unrealized Gain	$24,813

Sold Australian Dollar
Local Contract amount - 290,000
USD Face value - 212,091
USD Current value - 216,962
Settlement Date - 2/23/04
Unrealized Loss	(4,871)

Bought Euro
Local Contract amount - 3,036,000
USD Face value - 3,616,255
USD Current value - 3,819,515
Settlement Date - 02/23/04
Unrealized Gain	203,260

Sold Euro
Local Contract amount - 1,454,000
USD Face value - 1,772,547
USD Current value - 1,829,240
Settlement Date - 02/23/04
Unrealized Loss	(56,693)

Bought Pound Sterling
Local Contract amount - 1,185,000
USD Face value - 2,013,170
USD Current value - 2,106,504
Settlement Date - 02/23/04
Unrealized Gain	93,334

Sold Pound Sterling
Local Contract amount - 725,000
USD Face value - 1,256,257
USD Current value - 1,288,790
Settlement Date - 02/23/04
Unrealized Loss	(32,533)

Bought Hong Kong Dollar
Local Contract amount - 2,696,000
USD Face value - 348,500
USD Current value - 347,781
Settlement Date - 02/23/04
Unrealized Loss	(719)

Bought Japanese Yen
Local Contract amount - 268,000,000
USD Face value - 2,486,316
USD Current value - 2,505,818
Settlement Date - 02/23/04
Unrealized Gain	19,502

Sold Japanese Yen
Local Contract amount - 122,000,000
USD Face value - 1,130,463
USD Current value - 1,140,708
Settlement Date - 02/23/04
Unrealized Loss	(10,245)

Bought Swedish Krona
Local Contract amount - 5,405,000
USD Face value - 713,720
USD Current value - 749,493
Settlement Date - 02/23/04
Unrealized Gain	35,773

Net unrealized appreciation on open forward foreign currency exchange contracts	$271,621

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Statement of Assets and Liabilities

December 31, 2003

Assets
Unaffiliated investments at market (identified cost $101,820,819) - including $17,417,790 of securities on loan (Note 2)	$122,485,749
Affiliated investments at market (identified cost $18,284,032) (Note 4)	18,284,032
Cash*	1,558,315
Foreign currency at market (cost $351,877)	366,229
Unrealized appreciation on forward foreign currency exchange contracts	271,621
Receivables:
Daily variation margin on futures contracts	19,667
Dividends and interest	139,188
Total assets	143,124,801

Liabilities
Payables:
Due upon return of securities loaned	18,284,032
Management fees (Note 4)	15,267
Total liabilities	18,299,299
Net Assets	$124,825,502

Composition of Net Assets
Paid-in capital	$103,558,126
Net unrealized appreciation on investments, foreign currency translation, and futures contracts	21,267,376
Net Assets	$124,825,502

* Includes restricted cash of $1,557,907 held as collateral in relation to initial margin requirements on futures contracts.

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Statement of Operations

For the Year Ended December 31, 2003

Investment Income
Dividends (net of foreign taxes withheld of $352,140)		$1,661,333
Dividends (non-cash)		355,826
Interest		59,371
Security lending income (Notes 2 and 4)		126,039
Total Investment Income		2,202,569

Expenses
Management fees (Note 4)	$140,417
Total Expenses		140,417
Net Investment Income		2,062,152

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments and foreign currency transactions	(8,765,042)
Futures contracts	1,290,262
		(7,474,780)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translation	37,657,926
Futures contracts	346,369
		38,004,295
Net realized and unrealized gain		30,529,515
Net Increase in Net Assets Resulting from Operations		$32,591,667

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002

Increase (Decrease) in Net Assets From:

Operations
Net investment income	$2,062,152	$1,205,368
Net realized loss on investments and futures contracts	(7,474,780)	(3,561,046)
Net change in unrealized appreciation (depreciation)	38,004,295	(7,378,466)
Net increase (decrease) in net assets resulting from operations	32,591,667	(9,734,144)

Capital Transactions
Proceeds from contributions	104,752,849	69,280,296
Contributions in-kind	—	21,837,789
Fair value of withdrawals	(91,872,233)	(62,601,360)
Net increase in net assets from capital transactions	12,880,616	28,516,725

Total Net Increase in Net Assets	45,472,283	18,782,581

Net Assets
Beginning of year	79,353,219	60,570,638
End of year	$124,825,502	$79,353,219

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/03	Year Ended 12/31/02	Year Ended 12/31/01	Period Ended 12/31/00*

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$124,826	$79,353	$60,571	$87,620

Ratios to average net assets:
Operating expenses	0.15%	0.15%	0.15%	0.15	%†
Net investment income	2.20%	1.85%	1.49%	0.81	%†

Portfolio turnover rate**	26%	13%	31%	8	%††
Total return (a)	37.59%	(16.05)%	(21.88)%	(0.80	)%††

*                 The Portfolio commenced operations on November 13, 2000.

**          The Portfolio turnover rates for year ended 2002 and period ended 2000, excludes in-kind security transactions.

†                  Annualized.

††            Not Annualized.

(a) Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Notes to Financial Statements

December 31, 2003

1. Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999.  The Trust comprises seven investment portfolios:  the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio.  Information presented in these financial statements pertains only to the State Street MSCI® EAFE® Index Portfolio (the “Portfolio”).  At December 31, 2003, only the Portfolio and the State Street Equity 500 Index Portfolio had commenced operations.  Pursant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”).  The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate benchmark weights.

2. Significant Accounting Policies

The Portfolio’s financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services.  Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded.  Investments in other mutual funds are valued at the net asset value per share.  Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.  Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies.  The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC (International Data Corporation) spot rate.  Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.  The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments.  Expenses are accrued daily based on average daily net assets.  Realized gains and losses from securities transactions are recorded on the basis of identified cost.  The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities.  Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index.  Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount.  Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.  The Portfolio recognizes a realized gain or loss when the contract is closed.  The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Foreign Investment Risk: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S.  This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.  Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.  For the year ended December 31, 2003, the earned income for the Portfolio and State Street was $126,039 and $42,013, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2003, the value of the securities loaned amounted to $17,417,790. The loans were collateralized with cash of $18,284,032, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company, and U.S. Treasury Notes, 7.875% due 11/15/04, par value of $3,331 and market value of $3,557.

3. Securities Transactions

For the year ended December 31, 2003, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $35,758,051 and $22,661,445, respectively.

At December 31, 2003, the cost of investments computed on a federal income tax basis was $129,612,848.  The aggregate gross unrealized appreciation and gross unrealized depreciation was $14,014,843 and $2,857,910, respectively, resulting in net unrealized appreciation of $11,156,933.  The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio.  As compensation for SSgA’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA.  Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA.  The market value of this investment at December 31, 2003 is listed in the Portfolio of Investments.

5. Subsequent event

One of the partners in the portfolio has given notice of its intention to liquidate all assets in its feeder fund.  This will be accomplished through a cash withdrawal, effective February 25, 2004.  The partner held a 50.2% ownership interest in the net assets of the portfolio at December 31, 2003.

State Street MSCI® EAFE® Index Portfolio

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street MSCI® EAFE® Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street MSCI® EAFE® Index Portfolio (one of the portfolios constituting State Street Master Funds)(the “Portfolio”) as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein.  These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI® EAFE® Index Portfolio of State Street Master Funds at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernest & Young LLP

Boston, Massachusetts February 6, 2004

State Street MSCI® EAFE® Index Portfolio

State Street Master Funds

(Unaudited)

				Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen by	Held by
Name, Address, and Age	Trust	Time Served	During Past Five Years	Trustee	Trustee

Independent Trustees:

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 Age: 59	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 67	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 Age: 55	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp., (technology company) (2001 - present); Chief Executive Officer, IEmily.com, (internet company (2000- 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc., (1998 - 1999); Founder, President, and Chief Executive Officer of Spence Center for Woman’s Health (1994 - 1998); Trustee, Eastern Enterprise, (utilities) (1988 - 2000).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 63	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank, (1987 - 1999). Mr. Williams retired in 1999.	14	Trustee, State Street Insitutional Investment Trust

90

Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
	Held with	and Length of	Principal Occupation	Overseen by	Held by
Name, Address, and Age	Trust	Time Served	During Past Five Years	Trustee	Trustee

Officers:

Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age: 38	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 - present); Vice President of State Street Bank and Trust Company (1993 - 2002).	–	–

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 37	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999-present); Audit Senior Manager, Ernst & Young LLP(1998-1999).	–	–

Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 Age: 46	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank & Trust Company (2000 - present); Counsel of First Data Investor Services Group, Inc., (1994 - 2000).	–	–

91

IAR-08/04 (42064)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund - Class R

Core Opportunities Fund

Core Opportunities Fund - Class R

Tuckerman Active REIT Fund

Special Equity Fund

Aggressive Equity Fund

Aggressive Equity Fund - Class R

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Annual Report

August 31, 2004

SSgA Funds
Equity Funds

Annual Report

August 31, 2004

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Equity Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholders,

Enclosed is the SSgA Funds annual report for the fiscal year ended August 31, 2004. This report provides an overview of the investment process for each fund, a discussion about the management of each portfolio, and performance and financial information through August 31, 2004.

The SSgA Funds family is comprised of 26 mutual funds representing a diverse group of investment strategies, including: money market, fixed income, domestic and international equity, and balanced funds. As of August 31, 2004, assets in the SSgA Fund family exceeded $28 billion.

During the past fiscal year, equity markets were cautious, with the S&P 500®, the Russell 2500® and the Russell 2000® Indices all posting positive returns, though lower than fiscal 2003. Real estate equities had a particularly strong year, as evidenced by the performance of the Dow Jones Wilshire REIT® Index. International equity markets fared better than domestic equities, generating positive results as indicated by the MSCI® EAFE® and the MSCI® EMF Indices.

Bond yields decreased towards the end of the year, though strong demand for incremental yield helped the credit sectors of the bond market. Fixed income overall performed well despite recent economic reports suggesting moderation in the pace of growth. The Lehman Brothers Government/Credit Index and the Lehman Brothers Aggregate Index both posted returns higher for the year ended August 31, 2004 than the prior year. The Lehman Brothers High Yield Bond Index posted a lower return than last year, though still well into the positive range for the year ended August 31, 2004.

Thank you for choosing the SSgA Funds.

Sincerely,

Agustin J. Fleites

SSgA Funds Management, Inc.

President

President's Letter

3

This page has been intentionally left blank.

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Invests in:  Large capitalization US equity securities.

Strategy:  The Fund's management team employs an equity strategy using bottom-up, quantitative stock selection from among the securities included in, but not limited to, the S&P 500 Index based upon a multi-factor return forecasting model, coupled with risk controlled, benchmark oriented portfolio construction.

SSgA Disciplined Equity Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,093	10.93%
5 Years	$8,569	(3.04	%)+
10 Years	$22,600	8.49	%+
Standard & Poor's® 500 Composite Stock Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,146	11.46%
5 Years	$9,009	(2.07	%)+
10 Years	$27,614	10.69	%+

See related Notes on following page.

Disciplined Equity Fund

5

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

Over the past twelve months the Fund returned 10.93% versus 11.46% for the S&P 500. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The market over the past year proved to be beneficial for US large cap equity investors with the S&P 500 returning 11.46%. Much of this return, though, was concentrated in the final calendar quarter of 2003 when the index rose over 12%. In 2004, the market was more macro focused with investors concentrating on the direction of interest rates, the escalating price of oil, terrorism, the war in Iraq and the November elections, rather than on pure company fundamentals. All of these concerns caused investors to become a little more cautious about investing in equities, the volatility of the market fell to historic lows and the correlation among stocks increased, which made it more difficult to add value versus the benchmark. The overall characteristics of the market were more value oriented, and stocks that were expected to grow the fastest performed the worst. Based on capitalization, mid-caps were the best performing portion of the index followed by small caps during this timeframe.

The SSgA Disciplined Equity Fund is a large capitalization core fund which has benchmark-like characteristics and does not make bets as to style, size, or beta. A quantitative process is used to rank stocks on a nightly basis and industries on a monthly basis. The best performing sectors in the Fund over the past twelve months on an absolute basis were energy, basic materials, and industrials. Positions in mining & metals, oil refining, and hotels led returns at the industry level. The individual stocks that contributed the most to absolute fund returns were holdings in Exxon Mobil, General Electric, Procter & Gamble, American International Group, and ChevronTexaco.

On a relative return basis, the strongest contributors to the Funds performance at the industry level were overweights to oil refining, construction, real property and restaurants and underweights to media and grocery stores. The Fund had the most success in picking stocks within banks, medical products and supplies, and information services. An underweight to Fifth Third Bancorp added the most to performance within banks. The Fund also benefited from being overweight FleetBoston and Banc One which were purchased at premiums by Bank of America and JP Morgan, respectively. Greater than benchmark exposure to Waters Corp, Beckman Coulter, and C.R. Bard contributed the most to performance in medical products and supplies. Within information services, the Fund added the most value through an overweight to Harte-Hanks and an underweight to Paychex.

The worst performing sector exposures within the Fund were to technology, consumer services, and consumer cyclicals. Semiconductors, entertainment, and airlines were the worst performing industries. Individual stock positions which detracted the most from absolute results included positions in Intel, Wal-Mart, Viacom, LSI Logic, and Merck.

On a relative return basis, the Fund was hurt the most from greater than benchmark exposure to semiconductors and specialty retail, and less than benchmark exposure to oil services. The Fund had the toughest time picking stocks in some of the higher growth industry groups including electronic equipment, semiconductors, and computer software. Within electronic equipment, an underweight to Qualcomm and overweights to Sanmina-SCI and UTStarcom detracted the most from relative results. Overweights to Intel and LSI Logic hurt the most in semiconductors. Overweights also hurt the most in computer software with Cadence Design and Citrix Systems losing value during the year.

How is the Fund currently positioned to meet its long-term objective?

The Fund is a large capitalization core portfolio which aims to outperform the S&P 500 in a highly risk controlled manner. The Fund is currently diversified with approximately 240 securities and has characteristics extremely similar to the benchmark. The Fund aims to outperform the index by taking small over and underweight positions versus the benchmark at the stock and industry

Disciplined Equity Fund

6

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

levels. These positions are determined by our proprietary stock and industry selection processes. The Fund seeks to minimize any bets as to style, size or beta and generally holds less than 2% cash at all times.

As of August 31, 2004, the Fund had its largest overweights at the industry level to property & casualty insurance, medical services, and industrial parts. The top five individual security overweights were to Bank of America, Wachovia, Johnson & Johnson, Exelon Corp., and Procter & Gamble. The Fund was underweight to department stores, food & beverage, and wireless telecomm industries. The largest stock underweights were to Comcast, US Bancorp, eBay, ConocoPhillips, and Altria.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Disciplined Equity Fund

7

SSgA

Disciplined Equity Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	1,000.00	$1,000.00
Ending Account Value August 31, 2004	968.70	$1,022.94
Expenses Paid During Period *	2.03	$2.08

* Expenses are equal to the Fund's annualized expense ratio of .41%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Disciplined Equity Fund

8

SSgA
Disciplined Equity Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Consumer Discretionary - 12.5%
Abercrombie & Fitch Co. Class A	2,400	67
American Axle & Manufacturing Holdings, Inc. (z)	7,400	251
Autonation, Inc. (Æ)	12,900	212
Autozone, Inc. (Æ)	9,700	718
Barnes & Noble, Inc. (Æ)	8,300	287
Brinker International, Inc. (Æ)	20,900	636
Claire's Stores, Inc.	5,400	131
Clorox Co.	3,500	185
Coach, Inc. (Æ)	17,600	742
Comcast Corp. Class A (Æ)	13,433	378
COX Communications, Inc. Class A (Æ)	1,900	62
eBay, Inc. (Æ)	3,500	303
Federated Department Stores	26,300	1,141
Ford Motor Co. (z)	112,950	1,594
Gap, Inc. (The)	66,100	1,239
Harrah's Entertainment, Inc.	10,600	511
Harte-Hanks, Inc. Class C (z)	46,500	1,154
Hearst-Argyle Television, Inc. Class C (z)	2,300	56
Hilton Hotels Corp.	5,300	95
Home Depot, Inc.	44,800	1,638
International Game Technology	33,500	966
Jones Apparel Group, Inc.	6,100	218
KB Home	5,700	392
Kmart Holding Corp. (Æ)(z)	3,700	283
Lear Corp.	6,900	372
Lowe's Cos., Inc.	7,000	348
Ltd Brands	17,700	355
May Department Stores Co. (The)	4,600	113
McDonald's Corp.	25,800	697
MGM Mirage (Æ)	4,700	194
NER, Inc. (Æ)	1,900	954
Radio One, Inc. Class D (Æ)(z)	1,200	19
RadioShack Corp.	37,500	1,010
Staples, Inc.	28,000	803
Starwood Hotels & Resorts Worldwide, Inc.	10,400	460
Timberland Co. (Æ)	11,700	653
Time Warner, Inc. (Æ)	172,350	2,818
Viacom, Inc.	75,500	2,515
Wal-Mart Stores, Inc.	102,600	5,404
Walt Disney Co.	64,700	1,453
		31,427
Consumer Staples - 8.5%
Adolph Coors Co. Class B (z)	7,200	493
Altria Group, Inc.	29,300	1,434
Anheuser-Busch Cos., Inc.	37,500	1,980
Black & Decker Corp.	4,500	310

	Principal Amount ($) or Shares	Market Value $
Campbell Soup Co.	11,400	296
Coca-Cola Co. (The)	81,300	3,635
Colgate-Palmolive Co.	25,400	1,372
Constellation Brands, Inc. Class A (Æ)	1,100	40
Gillette Co. (The)	51,200	2,176
Kimberly-Clark Corp.	2,200	147
Pepsi Bottling Group, Inc.	2,000	54
PepsiCo, Inc.	53,900	2,695
Procter & Gamble Co.	83,300	4,662
Stanley Works (The)	23,000	995
Sysco Corp.	2,200	71
Tyson Foods, Inc. Class A	45,000	742
Walgreen Co.	6,500	237
		21,339
Energy - 7.1%
BJ Services Co.	7,300	351
Burlington Resources, Inc.	39,100	1,417
ChevronTexaco Corp.	35,510	3,462
ConocoPhillips	2,400	179
Exxon Mobil Corp.	183,116	8,441
FMC Technologies, Inc. (Æ)	700	22
Kerr-McGee Corp.	15,200	802
Marathon Oil Corp.	25,700	932
Occidental Petroleum Corp.	32,300	1,668
Schlumberger, Ltd.	8,800	544
Smith International, Inc. (Æ)	200	11
Transocean, Inc. (Æ)	3,400	104
		17,933
Financials - 21.0%
Aflac, Inc.	21,500	862
Allstate Corp. (The)	41,000	1,936
AMBAC Financial Group, Inc.	3,800	287
American Express Co.	53,400	2,671
American Financial Group, Inc.	12,000	353
American International Group, Inc.	79,225	5,643
AmeriCredit Corp. (Æ)(z)	900	19
Ameritrade Holding Corp. (Æ)	3,000	34
AmSouth Bancorp	27,500	716
Bank of America Corp.	125,452	5,643
Bear Stearns Cos., Inc. (The)	16,000	1,407
Capital One Financial Corp.	8,900	603
Charter One Financial, Inc. (z)	10,962	487
Cigna Corp.	8,500	566
Citigroup, Inc.	120,200	5,599
Countrywide Financial Corp.	23,600	839
Doral Financial Corp. (z)	9,300	378
Fannie Mae	30,600	2,278
Federated Investors, Inc. Class B	30,800	889
Freddie Mac	10,900	732

Disciplined Equity Fund

9

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hibernia Corp. Class B	6,700	180
JPMorgan Chase & Co.	98,072	3,882
Keycorp	47,200	1,480
Lehman Brothers Holdings, Inc.	3,700	273
Loews Corp.	9,300	528
MBNA Corp.	67,050	1,619
Mellon Financial Corp.	9,400	271
Merrill Lynch & Co., Inc.	27,700	1,415
Metlife, Inc.	12,300	458
MGIC Investment Corp.	3,100	212
Morgan Stanley	7,900	401
National City Corp.	10,900	412
Old Republic International Corp.	11,850	279
Principal Financial Group	8,000	278
Progressive Corp. (The)	17,600	1,413
Protective Life Corp.	29,900	1,170
Providian Financial Corp. (Æ)	24,300	351
St. Paul Travelers Cos., Inc. (The)	1,170	41
SunTrust Banks, Inc.	3,900	266
UnionBanCal Corp.	7,000	416
US Bancorp	8,200	242
Wachovia Corp.	57,300	2,688
Washington Mutual, Inc.	12,878	500
Wells Fargo & Co.	35,500	2,086
		52,803
Health Care - 12.7%
Abbott Laboratories	38,300	1,597
Aetna, Inc.	600	56
Affymetrix, Inc. (Æ)(z)	2,000	56
AmerisourceBergen Corp.	13,100	709
Amgen, Inc. (Æ)	20,588	1,221
Anthem, Inc. (Æ)	12,200	991
Beckman Coulter, Inc.	16,600	926
Bristol-Myers Squibb Co.	8,000	190
Cardinal Health, Inc.	7,200	325
Caremark Rx, Inc. (Æ)	2,200	63
Charles River Laboratories International, Inc. (Æ)(z)	24,900	1,084
CR Bard, Inc.	9,600	539
DaVita, Inc. (Æ)	19,650	596
Eli Lilly & Co.	24,700	1,567
Guidant Corp.	5,600	335
Hospira, Inc. (Æ)	3,830	106
Humana, Inc. (Æ)	19,000	361
Invitrogen Corp. (Æ)	10,000	495
Johnson & Johnson	92,330	5,364
Medco Health Solutions, Inc. (Æ)	6,797	212
Medtronic, Inc.	25,400	1,264
Merck & Co., Inc.	78,800	3,544
Pfizer, Inc.	193,055	6,306

	Principal Amount ($) or Shares	Market Value $
St. Jude Medical, Inc. (Æ)	9,500	639
UnitedHealth Group, Inc.	33,200	2,196
WellPoint Health Networks (Æ)	4,700	461
Wyeth	12,300	450
Zimmer Holdings, Inc. (Æ)	4,700	335
		31,988
Industrials - 12.5%
3M Co.	25,100	2,067
Alliant TechSystems, Inc. (Æ)	2,200	127
Apollo Group, Inc. Class A (Æ)	3,200	250
Aramark Corp. Class B	17,100	433
Automatic Data Processing, Inc.	25,000	994
Cendant Corp.	57,500	1,244
CNF, Inc.	1,100	45
Corporate Executive Board Co. (z)	2,000	118
Cummins, Inc.	10,700	720
Danaher Corp.	22,600	1,162
Deere & Co.	21,700	1,373
Emerson Electric Co.	6,600	411
First Data Corp.	37,400	1,580
General Dynamics Corp.	16,200	1,582
General Electric Co.	255,900	8,390
Ingersoll-Rand Co.	16,200	1,053
Lockheed Martin Corp.	10,000	538
Manpower, Inc.	3,800	160
Pentair, Inc.	4,800	160
Precision Castparts Corp. (z)	5,400	297
Rent-A-Center, Inc. (Æ)	27,250	820
Rockwell Collins, Inc.	1,600	55
Textron, Inc.	11,500	730
Total System Services, Inc. (z)	7,600	169
Tyco International, Ltd.	53,400	1,672
United Parcel Service, Inc. Class B	34,700	2,535
United Technologies Corp.	20,100	1,888
Yellow Roadway Corp. (Æ)(z)	25,800	1,059
		31,632
Information Technology - 15.6%
Adobe Systems, Inc.	4,600	211
Altera Corp. (Æ)	11,700	221
Arrow Electronics, Inc. (Æ)	9,100	197
Atmel Corp. (Æ)	84,700	296
Avnet, Inc. (Æ)	7,800	124
Bausch & Lomb, Inc.	5,900	389
BMC Software, Inc. (Æ)	42,300	633
Cadence Design Systems, Inc. (Æ)	5,800	72
Cisco Systems, Inc. (Æ)	197,500	3,705
Citrix Systems, Inc. (Æ)	38,200	608
Computer Associates International, Inc.	19,000	460
Cree, Inc. (Æ)(z)	16,700	418

Disciplined Equity Fund

10

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Dell, Inc. (Æ)	92,600	3,226
EMC Corp. (Æ)	36,800	396
Fisher Scientific International (Æ)(z)	16,992	968
Hewlett-Packard Co.	28,263	506
IKON Office Solutions, Inc. (z)	15,100	170
Intel Corp.	190,300	4,051
International Business Machines Corp.	53,800	4,556
Intuit, Inc. (Æ)	7,100	300
JDS Uniphase Corp. (Æ)(z)	121,800	379
LSI Logic Corp. (Æ)(z)	63,400	306
Lucent Technologies, Inc. (Æ)(z)	16,400	51
MEMC Electronic Materials, Inc. (Æ)(z)	60,900	487
McAfee, Inc. (Æ)	36,200	716
Microsoft Corp. (Æ)	279,500	7,629
Motorola, Inc.	38,000	614
National Semiconductor Corp. (Æ)	23,400	312
NCR Corp. (Æ)	2,200	97
Oracle Corp. (Æ)	46,900	468
QLogic Corp. (Æ)(z)	7,500	196
Qualcomm, Inc.	43,800	1,667
Sanmina-South CarolinaI Corp. (Æ)	95,900	664
Scientific-Atlanta, Inc.	18,800	512
Tellabs, Inc. (Æ)(z)	17,600	160
Texas Instruments, Inc.	8,600	168
VeriSign, Inc. (Æ)	19,800	344
Vishay Intertechnology, Inc. (Æ)	11,900	152
Waters Corp. (Æ)	27,200	1,178
Xerox Corp. (Æ)	9,800	132
Yahoo!, Inc. (Æ)	53,600	1,528
		39,267
Materials - 3.7%
Alcoa, Inc.	6,500	210
Ball Corp.	3,600	134
Ecolab, Inc.	2,100	63
Engelhard Corp.	39,100	1,105
Georgia-Pacific Corp.	19,600	666
Louisiana-Pacific Corp.	46,000	1,136
Newmont Mining Corp.	5,700	253
Pactiv Corp. (Æ)	19,900	471
Phelps Dodge Corp. (z)	11,400	930
PPG Industries, Inc.	4,000	239
Rayonier, Inc.	16,604	770
Sealed Air Corp. (Æ)	20,700	1,017
Sherwin-Williams Co. (The)	31,300	1,293
United States Steel Corp.	27,200	1,004
		9,291

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.1%
AT&T Wireless Services, Inc. (Æ)	57,600	842
BellSouth Corp.	28,300	757
Nextel Communications, Inc. Class A (Æ)	1,200	28
Qwest Communications International (Æ)	180,300	521
SBC Communications, Inc.	84,718	2,185
Sprint Corp.	1,950	38
Verizon Communications, Inc.	90,400	3,548
		7,919
Utilities - 2.5%
Centerpoint Energy, Inc.	1,500	16
Dominion Resources, Inc.	1,800	117
Exelon Corp.	48,200	1,776
FPL Group, Inc. (z)	600	42
Kinder Morgan, Inc.	6,100	369
NiSource, Inc.	24,700	514
Northeast Utilities	4,100	79
PG&E Corp. (z)	5,400	158
PPL Corp.	3,900	187
Progress Energy, Inc.	8,300	364
Public Service Enterprise Group, Inc.	14,400	610
SCANA Corp. (z)	6,800	258
Southern Co. (The)	56,300	1,709
		6,199
Total Common Stocks (cost $244,760)		249,798
Short-Term Investments - 5.6%
AIM Short Term Investment Treasury Portfolio	1,613	2
Federated Investors Prime Cash Obligation Fund	3,349,050	3,349
State Street Navigator Securities Prime Lending Portfolio (½)	10,571,123	10,571
United States Treasury Bill (ç)(ÿ)(§) 1.165% due 09/09/04	100	100
1.170% due 09/09/04	100	100
Total Short-Term Investments (cost $14,122)		14,122
Total Investments - 104.8% (identified cost $258,882)		263,920
Other Assets and Liabilities Net - (4.8%)		(11,988)
Net Assets - 100.0%		251,932

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

11

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
S&P 500 Index expiration date 09/04 (11)	3,036	40
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		40

Portfolio Summary	% of Net Assets
Consumer Discretionary	12.5
Consumer Staples	8.5
Energy	7.1
Financials	21.0
Health Care	12.7
Industrials	12.5
Information Technology	15.6
Materials	3.7
Telecommunication Service	3.1
Utilities	2.5
Short-Term Investments	5.6
Total Investments	104.8
Other Assets and Liabilities, Net	(4.8)
Net Assets	100.0
Futures Contracts	-*

*  Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

12

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in small-cap equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller cap securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

SSgA Small Cap Fund - Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,187	11.87%
5 Years	$14,069	7.06	%+
10 Years	$26,464	10.21	%+
SSgA Small Cap Fund - Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,188	11.88%
5 Years	$14,021	6.99	%+
10 Years	$25,874	9.97	%+
Russell 2000® Index
Period Ended 08/31/04	Growth of $10,000	Return
1 Year	$11,135	11.35%
5 Years	$13,658	6.43	%+
10 Years	$24,392	9.33	%+

See related Notes on following page.

Small Cap Fund

13

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return through investments in small-cap equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Small Cap Fund Institutional Class and Class R returned 11.87% and 11.88%, respectively for the 12 months ended August 31, 2004 versus 12.42% for the Russell 2000® Index. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain, and loss, and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The investment process incorporates perspectives on valuation, quality and sentiment. The Fund seeks to own high quality stocks with strong cash flows to sustain future growth, as well as those that are inexpensive on a price-to-earnings basis. Over the past 12 months, price-to-earnings ratios and cash flow have served as strong predictors of stock price appreciation among small cap stocks. In addition, over this period, small cap stocks have outperformed large cap stocks by a sizeable spread.

The Fund's sector and industry exposures relative to the benchmark are a function of stock selection. In the Fund, value added as a result of these sector and industry exposures was minimal over the past 12 months.

Outperformance of the Fund relative to its benchmark over the past year resulted from strong stock selection. Leading the way were overweight positions among financials, industrials and energy stocks. Financial providers like New Century Financial, Fremont General Corp. and IMPAC Mortgage Holdings, Inc. all benefited from increased mortgage loans as a result of the low interest rate environment. Briggs & Stratton and Engineered Support Systems were two industrial stocks that were overweight in the Fund. In the case of Briggs & Stratton, the stock price increased after the maker of engines for outdoor equipment announced plans to acquire Simplicity Manufacturing. From the perspective of energy, overweight positions to Tesoro Petroleum Corp., Patina Oil & Gas Corp. and Headwaters Inc. benefited the Fund. These oil companies continued to profit from the steady upward climb in oil prices.

How is the Fund currently positioned to meet its long-term objective?

As fundamentals continue the return to prominence investors should seek higher quality stocks as rising interest rates and a decelerating profits cycle persist. These higher quality stocks should benefit the Fund. The Fund is currently finding attractive investment opportunities among technology and consumer discretionary stocks.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  †  The Russell 2000® Index is comprised of the 2,000 smallest capitalization securities in the Russell 3000® Index. The Index is reconstituted annually.

  +  Annualized.

  ‡  Performance for the Small Cap Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average net assets for the period May 14, 2004 to August 31, 2004.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Small company issues can be subject to increased volatility and considerable price fluctuation.

Small Cap Fund

14

SSgA

Small Cap Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$945.59	$1,019.57
Expenses Paid During Period *	$5.28	$5.48

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,015.52	$1,022.39
Expenses Paid During Period *	$2.63	$2.64

* Expenses are equal to the Fund's annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the period since inception). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future.

Small Cap Fund

15

This page has been intentionally left blank.

SSgA
Small Cap Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.3%
Consumer Discretionary - 17.8%
Aftermarket Technology Corp. (Æ)(z)	103,577	1,372
American Greetings Class A (Æ)(z)	179,600	4,323
Ameristar Casinos, Inc. (z)	135,089	3,678
California Pizza Kitchen, Inc. (Æ)	118,000	2,253
Dave & Buster's, Inc. (Æ)(z)	54,500	856
Emmis Communications Corp. Class A (Æ)(z)	189,300	3,644
Genesco, Inc. (Æ)(z)	43,600	982
Goodyear Tire & Rubber Co. (The) (z)	252,100	2,768
Jack in the Box, Inc. (Æ)	141,300	3,990
Jarden Corp. (Æ)(z)	47,500	1,439
Kellwood Co.	97,400	3,555
Liberty Corp.	35,200	1,423
Lin TV Corp. Class A (Æ)	96,200	1,941
Lone Star Steakhouse & Saloon (z)	88,500	2,052
Marcus Corp. (z)	49,300	937
Midas, Inc. (Æ)(z)	82,700	1,311
Monaco Coach Corp. (z)	145,900	3,135
Movie Gallery, Inc. (z)	159,800	2,875
Papa John's International, Inc. (Æ)(z)	83,078	2,385
Penn National Gaming, Inc. (Æ)(z)	75,700	2,941
Phillips-Van Heusen (z)	152,800	3,080
RC2 Corp. (Æ)(z)	86,600	2,737
Reader's Digest Association, Inc. (The)	281,100	3,997
RH Donnelley Corp. (Æ)	118,400	5,500
Scholastic Corp. (Æ)	137,100	4,010
School Specialty, Inc. (Æ)(z)	72,500	2,570
Steinway Musical Instruments (Æ)(z)	40,300	1,145
Tenneco Automotive, Inc. (Æ)	126,800	1,704
Thomas Nelson, Inc. (z)	65,600	1,246
Trans World Entertainment (Æ)(z)	123,900	1,235
Ventiv Health, Inc. (Æ)(z)	95,400	1,438
Winnebago Industries (z)	168,400	5,288
Wolverine World Wide, Inc.	210,500	5,077
Zale Corp. (Æ)	298,258	7,642
		94,529
Consumer Staples - 2.8%
Chattem, Inc. (Æ)(z)	98,000	2,988
Corn Products International, Inc. (z)	101,900	4,703
Nash Finch Co. (z)	65,082	1,922
Pantry, Inc. (The) (Æ)	112,702	2,193
Winn-Dixie Stores, Inc. (z)	709,400	2,958
		14,764
Energy - 4.8%
Cal Dive International, Inc. (Æ)	126,100	3,767
Comstock Resources, Inc. (Æ)	52,700	971
Frontier Oil Corp. (z)	119,200	2,434
Maverick Tube Corp. (Æ)	16,400	486

	Principal Amount ($) or Shares	Market Value $
Oceaneering International, Inc. (Æ)(z)	112,336	3,597
Tesoro Petroleum Corp. (Æ)	198,200	4,693
Veritas DGC, Inc. (Æ)(z)	180,500	4,229
Vintage Petroleum, Inc. (z)	230,800	3,785
Whiting Petroleum Corp. (Æ)(z)	59,300	1,400
		25,362
Financials - 22.0%
Acadia Realty Trust (ö)	148,700	2,178
Affiliated Managers Group (Æ)(z)	44,650	2,190
American Financial Realty Trust (ö)	190,600	2,678
Anthracite Capital, Inc. (ö)(z)	262,000	3,026
Asset Acceptance Capital Corp. (Æ)(z)	73,400	1,287
BankAtlantic Bancorp, Inc. Class A	300,600	5,324
Capital Automotive REIT (ö)	128,500	3,967
Commercial Capital Bancorp, Inc. (z)	30,188	654
Commercial Federal Corp. (z)	188,200	5,132
Community Bank System, Inc.	54,200	1,385
Corus Bankshares, Inc. (z)	51,000	2,186
Delphi Financial Group Class A	41,750	1,642
Dime Community Bancshares (z)	163,050	2,712
Encore Capital Group, Inc. (Æ)(z)	78,080	1,318
FelCor Lodging Trust, Inc. (Æ)(ö)(z)	323,500	3,788
First Community Bancshares, Inc. (z)	15,000	479
FirstFed Financial Corp. (Æ)(z)	84,474	3,852
Flagstar Bancorp, Inc. (z)	172,400	3,722
Flushing Financial Corp. (z)	79,100	1,429
FPIC Insurance Group, Inc. (Æ)(z)	48,300	1,155
Hancock Holding Co. (z)	38,200	1,186
Heritage Property Investment Trust (ö)(z)	28,700	834
IMPAC Mortgage Holdings, Inc. (ö)(z)	188,400	4,863
Independent Bank Corp. (z)	49,400	1,274
Innkeepers USA Trust (ö)	185,600	2,142
Irwin Financial Corp. (z)	141,158	3,632
Kilroy Realty Corp. (ö)	106,500	4,031
LandAmerica Financial Group, Inc.	60,628	2,609
LTC Properties, Inc. (ö)(z)	115,900	2,077
New Century Financial Corp. (z)	108,400	5,816
Ohio Casualty Corp. (Æ)	41,200	830
Oriental Financial Group (z)	27,100	731
Penn-America Group, Inc. Class C	34,300	448
PFF Bancorp, Inc.	27,000	996
Philadelphia Consolidated Holding Co. (Æ)(z)	69,600	3,707
Prosperity Bancshares, Inc. (z)	36,099	936
Provident Bankshares Corp.	81,027	2,566
Republic Bancorp, Inc. (z)	35,800	527
R-G Financial Corp. Class B	88,600	3,064
Saul Centers, Inc. (ö)	52,200	1,736
Selective Insurance Group (z)	110,500	3,816
Silicon Valley Bancshares (Æ)(z)	176,200	6,582

Small Cap Fund

17

SSgA
Small Cap Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
UICI (z)	169,600	4,717
United Fire & Casualty Co. (z)	22,600	1,370
Urstadt Biddle Properties, Inc. Class A (ö)(z)	91,100	1,377
USB Holding Co., Inc. (z)	65,700	1,446
Walter Industries, Inc. (z)	184,300	2,735
Zenith National Insurance Corp.	17,500	756
		116,908
Health Care - 10.4%
Alpharma, Inc. Class A (z)	201,100	2,749
Applera Corp. - Celera Genomics Group Class R (Æ)(z)	43,400	467
Bradley Pharmaceuticals, Inc. (Æ)(z)	67,900	1,636
Corixa Corp. (Æ)(z)	114,900	530
Genesis HealthCare Corp. (Æ)	98,293	3,056
Haemonetics Corp. (Æ)	125,400	3,965
Integra LifeSciences Holdings Corp. (Æ)(z)	75,500	2,255
Kensey Nash Corp. (Æ)(z)	45,000	1,287
MedQuist, Inc. (Æ)(z)	98,200	1,056
Option Care, Inc. (z)	105,335	1,657
Perrigo Co.	286,100	5,619
Priority Healthcare Corp. Class B (Æ)	102,000	2,267
Province Healthcare Co. (Æ)	115,000	2,247
RehabCare Group, Inc. (Æ)(z)	99,700	2,292
Select Medical Corp.	344,000	4,568
Serologicals Corp. (Æ)(z)	75,400	1,579
Sierra Health Services (Æ)(z)	133,900	5,775
Stewart Enterprises, Inc. Class A (Æ)(z)	514,200	3,502
Sybron Dental Specialties, Inc. (Æ)	78,000	2,175
Techne Corp. (Æ)	39,700	1,538
Visx, Inc. (Æ)	254,400	5,159
		55,379
Industrials - 13.5%
Brightpoint, Inc. (Æ)(z)	43,600	578
Coinstar, Inc. (Æ)	66,188	1,305
Consolidated Graphics, Inc. (Æ)(z)	67,200	2,745
DRS Technologies, Inc. (Æ)(z)	19,900	724
Dycom Industries, Inc. (Æ)	198,600	5,108
ESCO Technologies, Inc. (Æ)(z)	64,200	4,131
ExpressJet Holdings, Inc. (Æ)(z)	270,900	2,912
Flowserve Corp. (Æ)	241,100	5,531
Forward Air Corp. (Æ)	116,100	4,218
Gardner Denver, Inc. (Æ)	97,700	2,709
Genlyte Group, Inc. (Æ)	68,100	4,066
Heartland Express, Inc. (z)	57,943	1,016
Kaydon Corp.	105,500	3,003
Manitowoc Co. (z)	133,500	4,427
NCO Group, Inc. (Æ)(z)	77,200	1,973
Overnite Corp.	136,700	4,161

	Principal Amount ($) or Shares	Market Value $
Overseas Shipholding Group (z)	106,500	4,580
Pacer International, Inc. (Æ)	48,500	752
PDI, Inc. (Æ)(z)	33,368	804
Teledyne Technologies, Inc. (Æ)(z)	163,662	3,952
Terex Corp. (Æ)	169,700	6,132
United Rentals, Inc. (Æ)(z)	51,300	754
USG Corp. (Æ)(z)	155,300	2,730
Wabash National Corp. (Æ)(z)	135,900	3,605
		71,916
Information Technology - 18.0%
AnSystem, Inc. (Æ)	76,900	3,468
Arris Group, Inc. (Æ)(z)	503,100	2,294
Aspen Technology, Inc. (Æ)(z)	204,000	1,181
Benchmark Electronics, Inc. (Æ)	175,350	5,043
Checkpoint Systems, Inc. (Æ)(z)	178,094	2,689
Cirrus Logic, Inc. (Æ)(z)	348,700	1,764
Digi International, Inc. (Æ)(z)	104,379	1,174
Digital River, Inc. (Æ)(z)	109,700	2,640
Ditech Communications Corp. (Æ)(z)	163,800	3,525
DSP Group, Inc. (Æ)(z)	62,500	1,188
Electronics for Imaging (Æ)	85,913	1,708
Entegris, Inc. (Æ)(z)	162,800	1,296
ESS Technology (Æ)(z)	147,100	1,003
Hyperion Solutions Corp. (Æ)	58,400	2,135
Infospace, Inc. (Æ)	118,800	4,514
Inter-Tel, Inc.	129,900	2,592
Ipass, Inc. (Æ)(z)	298,000	1,863
Keane, Inc. (Æ)(z)	183,000	2,580
Keynote Systems, Inc. (Æ)	35,900	483
Komag, Inc. (Æ)(z)	127,400	1,429
Kronos, Inc. (Æ)	74,525	3,188
Lattice Semiconductor Corp. (Æ)(z)	427,000	1,947
MicroStrategy, Inc. Class A (Æ)(z)	61,600	2,132
Molecular Devices Corp. (Æ)(z)	80,300	1,847
MRO Software, Inc. (Æ)(z)	121,400	1,152
MTS Systems Corp.	21,900	476
NetIQ Corp. (Æ)	265,000	2,549
Photronics, Inc. (Æ)(z)	117,800	1,690
RadiSystem Corp. (Æ)(z)	97,900	1,136
RSA Security, Inc. (Æ)(z)	206,600	3,076
Seachange International, Inc. (Æ)(z)	135,500	2,070
Serena Software, Inc. (Æ)(z)	99,300	1,554
Silicon Image, Inc. (Æ)	186,100	2,047
SS&C Technologies, Inc. (z)	94,749	1,556
Stoneridge, Inc. (Æ)(z)	103,300	1,534
THQ, Inc. (Æ)(z)	195,100	3,705
Tier Technologies, Inc. Class B (Æ)(z)	81,900	688
Transact Technologies, Inc. (Æ)(z)	65,700	1,169
TTM Technologies, Inc. (Æ)(z)	208,300	1,964
United Online, Inc. (Æ)(z)	251,900	2,413

Small Cap Fund

18

SSgA
Small Cap Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Varian, Inc. (Æ)	146,217	5,750
WebEx Communications, Inc. (Æ)(z)	102,875	1,996
Websense, Inc. (Æ)	116,300	4,460
Westell Technologies, Inc. Class A (Æ)	255,700	1,158
		95,826
Materials - 4.6%
Cabot Microelectronics Corp. (Æ)(z)	62,300	2,080
Century Aluminum Co. (Æ)	162,357	4,023
FMC Corp. (Æ)	101,400	4,688
Georgia Gulf Corp.	188,100	7,139
Octel Corp.	61,400	1,361
Reliance Steel & Aluminum Co. (z)	109,800	4,165
Silgan Holdings, Inc. (z)	19,400	868
		24,324
Telecommunication Services - 1.6%
Aspect Communications Corp. (Æ)	291,337	2,494
Commonwealth Telephone Enterprises, Inc. (Æ)(z)	45,700	1,986
PTEK Holdings, Inc. (Æ)	361,867	3,101
Talk America Holdings, Inc. (Æ)(z)	130,291	752
		8,333
Utilities - 1.8%
Cleco Corp. (z)	139,400	2,449
Energen Corp.	116,939	5,548
South Jersey Industries, Inc. (z)	37,300	1,687
		9,684
Total Common Stocks (cost $493,385)		517,025

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 28.6%
AIM Short Term Investment Treasury Portfolio	1,065,993	1,066
Federated Investors Prime Cash Obligation Fund	15,710,297	15,710
State Street Navigator Securities Prime Lending Portfolio (½)	134,522,143	134,522
United States Treasury Bill (ç)(ÿ)(§) 1.325% due 09/30/04	750	749
Total Short-Term Investments (cost $152,047)		152,047
Total Investments - 125.9% (identified cost $645,432)		669,072
Other Assets and Liabilities Net - (25.9%)		(137,719)
Net Assets - 100.0%		531,353

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

19

SSgA
Small Cap Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
Russell 2000TM Index expiration date 09/04 (45)	12,332	78
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		78

Portfolio Summary	% of Net Assets
Consumer Discretionary	17.8
Consumer Staples	2.8
Energy	4.8
Financials	22.0
Health Care	10.4
Industrials	13.5
Information Technology	18.0
Materials	4.6
Telecommunication Services	1.6
Utilities	1.8
Short-Term Investments	28.6
Total Investments	125.9
Other Assets and Liabilities, Net	(25.9)
Net Assets	100.0
Futures Contracts	-*

*  Less than .005% of net assets.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

20

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

Invests in:  US equity securities.

Strategy:  The Fund management team focuses on larger companies with above-average earnings growth and profitability. The management team seeks companies with sustainable competitive advantages and sound industry positioning.

SSgA Core Opportunities Fund - Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,232	2.32%
5 Years	$8,587	(3.00	%)+
10 Years	$24,963	9.57	%+
SSgA Core Opportunities Fund - Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,219	2.19%
5 Years	$8,526	(3.14	%)+
10 Years	$23,934	9.11	%+
Standard and Poor's® 500 Composite Stock Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,146	11.46%
5 Years	$9,009	(2.07	%)+
10 Years	$27,614	10.69	%+

See related Notes on following page.

Core Opportunities Fund

21

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund's Institutional Class and Class R returned 2.32% and 2.19% respectively, for the 12 months ended August 31, 2004 versus 11.46% for the S&P 500® Index. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

The primary driver for the Fund's underperformance relative to its benchmark during the year was the large degree to which lower quality companies outperformed higher quality companies. The Fund's investment process favors companies with above-average earnings growth and profitability, as well as sustainable competitive advantages. Over this fiscal year, as the economy recovered after strong injections of fiscal and monetary stimulus, the more leveraged companies recovered. Such companies are the antithesis of the Fund's investment process.

The underperformance was not solely due to the lack of strength in companies. Technology stocks were weak over the period. While technology firms have suffered from a down cycle, it is expected that the spending recovery in the technology sector is in the initial stages. Technology companies have worked through inventories, and took a lot of costs out during the downturn. Fears of economic weakness contributed to concerns about technology earnings and ultimate recovery.

Media stocks in the Fund also hindered performance. Historically, media companies have benefited from increased advertising spending during economic recoveries. Greater industry concerns regarding new media formats, reliability of audience measurement, fragmentation of audiences, and competitive pricing adversely affected performance of media stocks.

How is the Fund currently positioned to meet its long-term objective?

The Fund is positioned for a modest, albeit self-sustained economic recovery. The current economic weakness is not just US based, but global in nature, and mainly due to high oil prices.

The Fund still maintains a quality bias. Higher quality companies are priced at more compelling valuations relative to lower quality companies. While the quality bias has not benefited the Fund to the extent expected in the last year, the current rising rate environment, and moderating economic growth should help to change that. The Fund has identified those companies believed to be best positioned to outperform in a slower growth, increasingly competitive market environment. The Fund has targeted companies with strong expected revenue growth and a competitive edge to sustain margins. The Fund has also looked for securities with financially disciplined management teams with strategies to utilize free cash flow for profitable investments as well as return of capital to shareholders in the form of dividend growth and share repurchases.

Core Opportunities Fund

22

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

In technology, the Fund owns the franchise leaders in semiconductors (Intel), software (Microsoft), analog-digital (Analog Devices), switching (Cisco) and testing (Teradyne). These companies should be well positioned to capture an expected upside in demand as the Fund believes the current economic weakness is temporary.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  Assumes initial investment on September 1, 1994.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

  ‡  Performance for the Core Opportunities Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average net assets for the period May 14, 2004 to August 31, 2004.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher of lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Opportunities Fund

23

SSgA

Core Opportunities Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$935.07	$1,019.57
Expenses Paid During Period *	$5.25	$5.48

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$978.22	$1,022.36
Expenses Paid During Period *	$2.61	$2.66

* Expenses are equal to the Fund's annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the period since inception). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future.

Core Opportunities Fund

24

SSgA
Core Opportunities Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 10.6%
Carnival Corp.	87,000	3,984
Dollar General Corp.	307,500	6,058
Hilton Hotels Corp.	299,000	5,337
Petsmart, Inc.	120,500	3,381
Station Casinos, Inc. (z)	72,100	3,317
Time Warner, Inc. (Æ)	231,000	3,777
TJX Cos., Inc.	211,000	4,465
Univision Communications, Inc. Class A (Æ)(z)	84,200	2,779
		33,098
Consumer Staples - 7.3%
Coca-Cola Co. (The)	152,000	6,796
Estee Lauder Cos., Inc. (The) Class A	109,000	4,791
Gillette Co. (The)	122,000	5,185
Sysco Corp.	91,000	2,925
Walgreen Co.	86,700	3,160
		22,857
Energy - 7.3%
Apache Corp.	41,500	1,855
Baker Hughes, Inc.	107,000	4,208
Burlington Resources, Inc. (z)	188,000	6,811
ConocoPhillips	71,000	5,285
Occidental Petroleum Corp.	89,000	4,597
		22,756
Financials - 19.3%
Aflac, Inc.	93,900	3,765
American Express Co.	136,700	6,838
American International Group, Inc.	190,000	13,535
Bank of America Corp.	224,900	10,116
Bank of New York Co., Inc. (The)	140,000	4,172
Citigroup, Inc.	265,000	12,344
Franklin Resources, Inc.	72,500	3,862
Morgan Stanley	112,500	5,707
		60,339
Health Care - 13.7%
Amgen, Inc. (Æ)	91,000	5,395
Cardinal Health, Inc.	84,000	3,797
Community Health Systems, Inc. (Æ)(z)	119,000	2,975
Eli Lilly & Co.	34,100	2,164
Gilead Sciences, Inc. (Æ)	59,000	4,079
Johnson & Johnson	132,000	7,669

	Principal Amount ($) or Shares	Market Value $
Medtronic, Inc.	114,500	5,696
Pfizer, Inc.	333,000	10,879
		42,654
Industrials - 16.1%
Amphenol Corp. Class A (Æ)	136,000	4,088
Automatic Data Processing, Inc.	108,000	4,295
Eaton Corp.	119,000	7,182
First Data Corp.	83,000	3,507
General Dynamics Corp.	53,000	5,175
General Electric Co.	387,900	12,718
Honeywell International, Inc.	107,900	3,882
ITT Industries, Inc.	56,000	4,430
Lockheed Martin Corp.	93,000	5,002
		50,279
Information Technology - 18.3%
Analog Devices, Inc.	161,000	5,590
Applera Corp. - Applied BioSystems Group Class A (z)	184,000	3,503
Cisco Systems, Inc. (Æ)	488,000	9,155
EMC Corp. (Æ)	580,200	6,249
Flextronics International, Ltd. (Æ)(z)	276,000	3,425
Intel Corp.	218,000	4,641
Microsoft Corp. (Æ)	471,000	12,857
Rockwell Automation, Inc.	115,300	4,497
SAP AG	103,200	3,763
Teradyne, Inc. (Æ)(z)	274,900	3,538
		57,218
Materials - 1.1%
EI Du Pont de Nemours & Co.	76,500	3,233
Telecommunication Services - 3.3%
Alltel Corp.	92,000	5,028
Clear Channel Communications, Inc.	160,100	5,365
		10,393
Utilities - 2.3%
Entergy Corp.	53,000	3,196
PG&E Corp. (Æ)	137,000	3,999
		7,195
Total Common Stocks (cost $320,174)		310,022

Core Opportunities Fund

25

SSgA
Core Opportunities Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.2%
SSgA Prime Money Market Fund	2,556,296	2,556
State Street Navigator Securities Prime Lending Portfolio (½)	13,644,218	13,644
		16,200
Total Short-Term Investments (cost $16,200)		16,200
Total Investments - 104.5% (identified cost $336,374)		326,222
Other Assets and Liabilities Net - (4.5%)		(13,964)
Net Assets - 100.0%		312,258

Portfolio Summary	% of Net Assets
Consumer Discretionary	10.6
Consumer Staples	7.3
Energy	7.3
Financials	19.3
Health Care	13.7
Industrials	16.1
Information Technology	18.3
Materials	1.1
Telecommunication Services	3.3
Utilities	2.3
Short-Term Investments	5.2
Total Investments	104.5
Other Assets and Liabilities, Net	(4.5)
Net Assets	100.0

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund

26

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones Wilshire® REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

SSgA Tuckerman Active REIT Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$13,146	31.46%
5 Years	$23,252	18.36	%+
Inception	$20,229	11.75	%+
Dow Jones Wilshire REIT® Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$13,031	30.31%
5 Years	$22,955	18.08	%+
Inception	$20,264	11.80	%+

See related Notes on following page.

Tuckerman Active REIT Fund

27

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Fund compared favorably to its benchmark, having outperformed over the past 12 months with a return of 31.46% vs. 30.31% for the Dow Jones Wilshire REIT® Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

Over the past 12 months the largest contributors to performance have been the Fund's overweight to the retail sector and underweight to the office and apartment sectors. After roughly a 3 year decline, real estate having mirrored the broader economy, has begun to show signs of improvement. For the first quarter of 2004, the retail sector was the best performer with strong sub-sector performance including regional malls, shopping centers and factory outlets. Operating fundamentals remained strong in these sub-sectors as consumers continued to spend and retail tenants in general continued to expand their store openings. Specific companies that contributed to performance over the past year were the Rouse Company, Mills Corporation and Simon Property Group.

In contrast during the 12 month period, the office sector continued to under perform. However, specific security selection in favorable regional markets within the office sector contributed favorably to performance, including SL Green Realty Corp and Vornado. Likewise, while the apartment sector underperformed the index, specific security selection, including Camden Property Trust and Avalon Bay Communities Inc., contributed favorably to the Fund's performance.

In April 2004, stronger than expected employment numbers fueled interest rate concerns with investors and sent the REIT market down sharply. Before the decline was over in mid-May 2004, the REIT market suffered one of the steepest drops ever. However, the REIT market recovered in the second half of May and June 2004. The combination of May and June's positive returns moderated the negative return for REITs in the second quarter. Finally, July and August 2004 were positive months for the REIT sector.

How is the Fund currently positioned to meet its long-term objective?

The Fund looks to identify companies with earnings growth, conservative balance sheets and dividend security, to target out-performance over a 2-3 year time horizon. With the current market experiencing the strong earnings generated by quality retail companies, the Fund is positioned to benefit from the hotel sector. Management is cautiously monitoring the office and apartment sectors for signs of renewed income growth. Concerns remain with those companies that have excess variable rate debt exposure and high dividend payout ratios.

Tuckerman Active REIT Fund

28

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on April 29, 1998. Index comparisons began May 1, 1998.

  #  The Dow Jones Wilshire REIT® Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose or healthcare REITs are included. The Index is rebalanced monthly and reconstituted quarterly.

  +  Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher of lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Tuckerman Active REIT Fund

29

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,097.05	$1,019.97
Expenses Paid During Period *	$5.27	$5.08

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund

30

SSgA
Tuckerman Active REIT Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.4%
Apartment - 17.3%
Archstone-Smith Trust (ö)	165,955	5,186
AvalonBay Communities, Inc. (ö)	87,531	5,287
Camden Property Trust (ö)	74,611	3,513
Equity Residential (ö)	166,657	5,398
Essex Property Trust, Inc. (ö)	29,873	2,203
		21,587
Hotels/Leisure - 7.0%
Hospitality Properties Trust (ö)(z)	39,851	1,672
Host Marriott Corp. (ö)	235,721	3,147
LaSalle Hotel Properties (ö)	97,866	2,764
Starwood Hotels & Resorts Worldwide, Inc. (ö)	25,159	1,112
		8,695
Office/Industrial - 26.9%
Boston Properties, Inc. (ö)	127,195	7,056
Brookfield Properties Co.	35,842	1,134
CarrAmerica Realty Corp. (ö)	82,246	2,742
Centerpoint Properties Trust (ö)	71,227	2,996
Corporate Office Properties Trust (ö)	166,604	4,407
Duke Realty Corp. (ö)	103,255	3,511
Equity Office Properties Trust (ö)	96,716	2,762
Prologis (ö)	163,270	5,902
SL Green Realty Corp. (ö)	60,146	3,007
		33,517
Outlet Centers - 5.2%
Chelsea Property Group, Inc. (ö)	77,245	5,195
Tanger Factory Outlet Centrs (ö)(z)	28,873	1,273
		6,468
Regional Malls - 20.6%
General Growth Properties, Inc. (ö)	224,681	6,779
Mills Corp. (The) (ö)(z)	99,831	5,085
Rouse Co. (The) (ö)	64,342	4,276
Simon Property Group, Inc. (ö)	170,398	9,533
		25,673
Self Storage - 3.2%
Public Storage, Inc. (ö)	78,326	3,983

	Principal Amount ($) or Shares	Market Value $
Shopping Center - 17.2%
Acadia Realty Trust (ö)(z)	80,279	1,176
Developers Diversified Realty Corp. (ö)	95,887	3,616
Kimco Realty Corp. (ö)	83,640	4,209
Pan Pacific Retail Properties, Inc. (ö)	46,947	2,507
Regency Centers Corp. (ö)	63,695	2,930
Vornado Realty Trust (ö)	112,121	7,036
		21,474
Total Common Stocks (cost $81,094)		121,397
Short-Term Investments - 3.8%
Federated Investors Prime Cash Obligations Fund	2,844,710	2,845
State Street Navigator Securities Prime Lending Portfolio (½)	1,934,350	1,934
Total Short-Term Investments (cost $4,779)		4,779
Total Investments - 101.2% (identified cost $85,873)		126,176
Other Assets and Liabilities Net - (1.2%)		(1,472)
Net Assets - 100.0%		124,704

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

31

SSgA
Tuckerman Active REIT Fund

Schedule of Investments - August 31, 2004

Portfolio Summary	% of Net Assets
Apartment	17.3
Hotels/Leisure	7.0
Office/Industrial	26.9
Outlet Centers	5.2
Regional Malls	20.6
Self Storage	3.2
Shopping Center	17.2
Short-Term Investments	3.8
Total Investments	101.2
Other Assets and Liabilities, Net	(1.2)
Net Assets	100.0

Tuckerman Active REIT Fund

32

SSgA

Special Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in mid and small capitalization US equity securities.

Invests in:  Mid and small capitalization US equity securities.

Strategy:  The Fund management team applies a disciplined fundamental investment approach to identify mid and small capitalization companies positioned to outperform over multiple market cycles. The investment approach emphasizes bottom-up stock selection informed by top-down macroeconomic analysis. The management team focuses on identifying companies with above-average earnings growth and profitability prospects along with the potential for sustainable competitive advantages and industry domination.

SSgA Special Equity Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,391	3.91%
5 Years	$11,036	1.99	%+
Inception	$10,133	0.21	%+
Russell Small Cap Completeness(TM) Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,121	11.21%
5 Years	$11,604	3.02	%+
Inception	$11,735	2.56	%+
Russell 2500(TM) Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,265	12.65%
5 Years	$14,854	8.24	%+
Inception	$14,188	5.68	%+

See related Notes on following page.

Special Equity Fund

1

SSgA

Special Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

To maximize total return through investment in mid and small capitalization US equity securities.

How did the Fund's performance over the past 12 months compare to its comparable benchmark?

The Fund underperformed its benchmark over the past 12 months. Specifically, the Fund's 3.91% return trailed the Russell 2500(TM) Index of 12.65% by 8.74%. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

Stock selection was the main driver behind the Fund's performance over the past year. Six out of the ten economic sectors provided positive returns over the year for the Fund. The Fund had no holdings in the utilities sectors. However, the Fund's holding in the health care and information technology sectors did produce negative absolute returns over the year.

The energy, financials and industrials sectors were the strongest absolute performers over the fiscal year. All three of these sectors benefited from a positive economic environment that rewarded the companies in these sectors due to an increase in growth. The Fund's energy holdings had strong performance from Teekay Shipping in the oil and gas industry and from Smith International in the equipment and services industry. Financials also benefited from an expanding economy as companies such as Wintrust Financial, a mid-sized commercial bank operating mainly in the mid-west, and GATX, which mainly provides financial services and leases rail equipment, performed well over the year. The industrials sector had strong performance in the electric equipment industry from Roper Industries and in the machinery industry from Oshkosh Truck and IDEX.

Both on an absolute and relative basis, the health care and information technology sectors were the main drivers of the underperformance of the Fund for the year ending August 31, 2004. Specifically, the Fund's holdings in the medical equipment/supplies and biotechnology industries within the health care sector performed poorly for the year. Wilson Greatbatch, which provides components for implantable medical devices had a poor year in which sales guidance was lowered and the company needed to cut staffing levels to remain competitive. The Fund no longer invests in this company. In the biotechnology industry, companies such as ICOS and NPS Pharmaceuticals also provided weak performance over the year. Information technology's relative underperformance came mainly from the semiconductor industry which had a series of setbacks both in demand and future visibility. Teradyne, which produces semiconductor testing equipment, had poor performance over the year but continues to be the leader among its peers; if the semiconductor cycle turns around, this company has the potential to outperform. Other companies such as Lam Research and Brooks Automation also provide the Fund with that same possibility. Even though these companies have higher volatility due to their higher growth expectations, they are high quality companies with strong management teams that the Fund's managers look for when deciding on companies in which to invest.

The market environment is unfavorable to the Fund's investment philosophy. This is due to the fact that the Fund has a growth bias relative to the benchmark and on average tended to underperform among the higher cap range as investors favored less volatile companies especially in the latter stages of the year.

How is the Fund currently positioned to help meet its long-term objectives?

The Fund is positioned to capitalize on a moderate economic expansion and the accompanying market movement. Within the Fund, companies that provide goods and services delivering cost enhancements and more efficient operations for their customers is a focus especially in the information technology sector. Within the consumer discretionary sector, the Fund focuses on restaurants, retail, and leisure companies that have consumer demand relatively immune from any further downturn in the economy while providing potential upside as the market recovers. Amongst the other sectors, the Fund invests in companies that tend to have slightly higher growth characteristics to benefit from a growing economy.

Special Equity Fund

2

SSgA

Special Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on April 29, 1998. Index comparisons began May 1, 1998.

  #  The Russell 2500(TM) Index is composed of the bottom 500 stocks in Russell 1000® Index and all the stock in the Russell 2000® Index. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

  ##  The Russell Small Cap Completeness(TM) Index is defined as the Russell 3000® Index minus the S&P 500® Index. Approximately 40% of the Russell Small Cap Completeness(TM) Index is comprised of small cap stocks, while the remaining 60% are mid-cap issues.

  +  Annualized.

A portion of the fiscal 1999 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher of lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Special Equity Fund

3

SSgA

Special Equity Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$906.73	$1,019.47
Expenses Paid During Period *	$5.27	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Special Equity Fund

4

SSgA
Special Equity Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.9%
Consumer Discretionary - 10.9%
Brinker International, Inc. (Æ)	12,449	379
Carter's, Inc. (Æ)	7,900	221
Chico's FAS, Inc. (Æ)	9,000	368
Cumulus Media, Inc. Class A (Æ)	11,700	177
Panera Bread Co. Class A (Æ)(z)	4,000	139
PF Chang's China Bistro, Inc. (Æ)(z)	7,500	314
		1,598
Consumer Staples - 3.8%
Alberto-Culver Co.	6,250	302
Cott Corp. (Æ)	9,300	252
		554
Energy - 4.5%
Noble Corp. (Æ)	8,700	350
Patterson-UTI Energy, Inc.	18,000	312
		662
Financials - 20.8%
Affiliated Managers Group (Æ)(z)	5,650	277
Commerce Bancorp, Inc. (z)	6,800	357
GATX Corp.	14,600	394
Greater Bay Bancorp (z)	11,600	330
Investors Financial Services Corp. (z)	8,600	399
Legg Mason, Inc.	3,000	242
Southwest Bancorp of Texas, Inc.	20,100	424
T Rowe Price Group, Inc.	5,500	272
Wintrust Financial Corp.	6,700	368
		3,063
Health Care - 12.5%
Community Health Systems, Inc. (Æ)	11,800	295
Covance, Inc. (Æ)	10,400	389
Express Scripts, Inc. (Æ)	4,800	303
Eyetech Pharmaceuticals, Inc. (Æ)(z)	3,900	135
ICOS Corp. (Æ)	8,000	209
Invitrogen Corp. (Æ)	4,000	198
NPS Pharmaceuticals, Inc. (Æ)(z)	8,000	168
Protein Design Labs, Inc. (Æ)	8,200	150
		1,847
Industrials - 14.2%
IDEX Corp.	16,600	510
Oshkosh Truck Corp.	6,900	352

	Principal Amount ($) or Shares	Market Value $
Rockwell Collins, Inc.	12,700	437
Roper Industries, Inc.	8,900	491
Teekay Shipping Corp.	8,900	312
		2,102
Information Technology - 19.8%
BEA Systems, Inc. (Æ)	42,700	282
Brooks Automation, Inc. (Æ)	12,300	153
Gentex Corp.	9,400	323
Jabil Circuit, Inc. (Æ)	11,300	233
Lam Research Corp. (Æ)	11,000	237
Lawson Software, Inc. (Æ)	29,900	167
Manhattan Associates, Inc. (Æ)(z)	11,700	273
Mercury Interactive Corp. (Æ)	5,500	190
Micros Systems, Inc. (Æ)	7,800	363
Novellus Systems, Inc. (Æ)	9,900	242
Synopsys, Inc. (Æ)	9,100	145
Teradyne, Inc. (Æ)	11,200	144
Vishay Intertechnology, Inc. (Æ)	13,300	170
		2,922
Materials - 7.6%
Aptargroup, Inc.	9,500	432
Rohm & Haas Co.	7,500	304
Spartech Corp.	15,700	380
		1,116
Telecommunication Services - 1.8%
Citadel Broadcasting Corp. (Æ)	18,900	272
Total Common Stocks (cost $11,905)		14,136
Short-Term Investments - 17.4%
SSgA Prime Money Market Fund	916,608	917
State Street Navigator Securities Prime Lending Portfolio (½)	1,643,447	1,643
Total Short-Term Investments (cost $2,560)		2,560
Total Investments - 113.3% (identified cost $14,465)		16,696
Other Assets and Liabilities Net - (13.3%)		(1,959)
Net Assets - 100.0%		14,737

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Special Equity Fund

5

SSgA
Special Equity Fund

Schedule of Investments - August 31, 2004

Portfolio Summary	% of Net Assets
Consumer Discretionary	10.9
Consumer Staples	3.8
Energy	4.5
Financials	20.8
Health Care	12.5
Industrials	14.2
Information Technology	19.8
Materials	7.6
Telecommunication Services	1.8
Short-Term Investments	17.4
Total Investments	113.3
Other Assets and Liabilities, Net	(13.3)
Net Assets	100.0

Special Equity Fund

6

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by the Advisor's proprietary models.

Invests in:  US equity securities.

Strategy:  The Fund management team uses a systematic approach designed to uncover equity securities that are believed to be undervalued, with superior growth potential. This quantitative investment approach involves a modeling process that evaluates vast amounts of financial and market data and corporate earnings forecasts. In addition the Fund can invest in IPO's (Initial Public Offerings).

SSgA Aggressive Equity Fund - Institutional Class
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,842	8.42%
5 Year	$16,022	9.88	%+
Inception	$20,396	13.39	%+
SSgA Aggressive Equity Fund - Class R‡
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$10,879	8.79%
5 Year	$16,022	9.91	%+
Inception	$20,396	13.38	%+
Russell 3000® Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,131	11.31%
5 Year	$9,550	(0.92	%)+
Inception	$10,231	0.40	%+

See related Notes on following page.

Aggressive Equity Fund

39

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by the Advisor's proprietary models.

How did the Fund's performance over the past 12 months compare to its benchmark?

The Aggressive Equity Fund lagged the Russell 3000 Index by 2.89% for the Institutional Class and 2.52% for Class R over the past 12 months, ending August 31, 2004. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

Over the past 12 months, low quality, high beta, small cap stocks have significantly outperformed. In addition, companies that were expensive on a price-to-free cash flow basis have also outperformed. Given this environment, this Fund is not expected to offer strong returns, as its investment process incorporates perspectives on valuation, quality and sentiment. Specifically, the Fund seeks to own stocks with strong cash flows available to sustain future growth, as well as those that are inexpensive on a price-to-earnings basis.

The Fund's sector and industry exposures relative to the benchmark are a function of stock selection. In the Aggressive Equity Fund, value added as a result of these sector and industry exposures has been minimal over the past 12 months.

Underperformance of the Aggressive Equity Fund was driven by weak stock selection. While financial and energy stock positions added value, these gains were offset by losses from overweights among technology and industrial stocks. Radisys Corp. and Foundry Networks were two computer hardware companies that negatively impacted returns. Overweights to education providers like Education Management Corp. and ITT Educational Services also contributed to the Fund's underperformance. Overweight positions to financial services firms Countrywide Financial Corp. and Capital One Financial Corp. contributed positively to performance. These stocks gained momentum after each announced strong fiscal fourth quarter profits. Oil companies Sunoco Inc. and Occidental Petroleum Corp. both benefited from increased oil prices. Overweight positions to these companies helped mitigate the Fund's losses.
How is the Fund currently positioned to meet its long-term objective?

As fundamentals return to prominence, the Fund expects attractive investment opportunities among health care, consumer staples and energy stocks. The Fund does not believe that the speculative nature of the market over the past year can persist over the long term. In addition, investors will seek higher quality stocks as rising interest rates and a decelerating profits cycle persist.

Aggressive Equity Fund

40

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on December 30, 1998. Index comparison also began December 30, 1998.

  #  The Russell 3000® Index is comprised of the 3,000 largest US companies based on total market capitalization.

  +  Annualized.

  ‡  Performance for the Aggressive Equity Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the original class, adjusted for the higher operating expenses related to distribution and shareholder servicing. Performance after inception includes distribution and shareholder servicing fees that are only .05% of the Class' average net assets for the period May 14, 2004 to August 31, 2004.

A portion of the fiscal 1999 performance of the Fund can be attributed to the outperformance of technology stocks. However, such stocks have a higher risk of value fluctuation. Therefore, there can be no assurance that such stocks will continue to have a positive effect on Fund performance.

A portion of the fiscal 1999 and 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher of lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Aggressive Equity Fund

41

SSgA

Aggressive Equity Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2004 to August 31, 2004. Class R is based on a time period from May 14, 2004 (date of inception) to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$944.55	$1,019.47
Expenses Paid During Period *	$5.38	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value May 14, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$1,010.20	$1,022.05
Expenses Paid During Period *	$2.97	$2.99

* Expenses are equal to the Fund's annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 106/366 (to reflect the period since inception). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund

42

SSgA
Aggressive Equity Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.9%
Consumer Discretionary - 9.2%
Darden Restaurants, Inc.	14,600	307
Ford Motor Co.	92,400	1,304
Gap, Inc. (The)	7,800	146
Gemstar-TV Guide International, Inc. (Æ)	22,700	120
Hasbro, Inc.	10,300	191
Home Depot, Inc.	13,800	505
Kmart Holding Corp. (Æ)(z)	25,500	1,954
Nike, Inc. Class B	20,900	1,574
		6,101
Consumer Staples - 6.1%
Avon Products, Inc.	33,800	1,493
ConAgra Foods, Inc.	48,300	1,265
Kellogg Co.	5,300	222
Procter & Gamble Co.	18,200	1,019
		3,999
Energy - 10.1%
Burlington Resources, Inc.	25,200	913
Devon Energy Corp.	23,500	1,523
Exxon Mobil Corp.	13,700	632
Grant Prideco, Inc. (Æ)	47,600	870
Occidental Petroleum Corp.	28,400	1,467
Sunoco, Inc.	20,900	1,285
		6,690
Financials - 27.5%
Aflac, Inc.	1,900	76
AON Corp.	31,600	820
Bank of America Corp.	66,800	3,006
Capital One Financial Corp.	8,200	556
Cigna Corp.	5,900	393
Citigroup, Inc.	26,500	1,234
Countrywide Financial Corp.	41,598	1,479
Doral Financial Corp.	40,250	1,637
Fannie Mae	25,300	1,884
First Horizon National Corp.	24,500	1,114
Flagstar Bancorp, Inc.	27,800	600
Hartford Financial Services Group, Inc.	24,100	1,474
JPMorgan Chase & Co.	20,800	823
National City Corp.	42,600	1,610
National Commerce Financial Corp. (z)	44,700	1,504
		18,210

	Principal Amount ($) or Shares	Market Value $
Health Care - 11.9%
Affymetrix, Inc. (Æ)	32,200	895
Biomet, Inc.	30,300	1,383
Community Health Systems, Inc. (Æ)	54,500	1,363
Johnson & Johnson	50,800	2,951
Merck & Co., Inc.	11,300	508
WellPoint Health Networks (Æ)	7,700	756
		7,856
Industrials - 7.4%
Deere & Co.	12,400	785
FedEx Corp.	19,300	1,582
General Electric Co.	18,200	597
Raytheon Co.	39,000	1,354
United Technologies Corp.	6,100	573
		4,891
Information Technology - 17.5%
Altera Corp. (Æ)	96,700	1,830
Cisco Systems, Inc. (Æ)	9,300	174
Cree, Inc. (Æ)(z)	59,300	1,483
Dell, Inc. (Æ)	4,700	164
Juniper Networks, Inc. (Æ)	65,900	1,508
Lam Research Corp. (Æ)	60,800	1,310
Microsoft Corp. (Æ)	98,400	2,686
Polycom, Inc. (Æ)	69,300	1,353
Tellabs, Inc. (Æ)	119,900	1,087
		11,595
Materials - 1.0%
Pactiv Corp. (Æ)	28,300	669
Telecommunication Services - 3.7%
Nextel Partners, Inc. Class A (Æ)(z)	123,300	1,778
Verizon Communications, Inc.	17,500	687
		2,465
Utilities - 4.5%
Entergy Corp.	13,100	790
Exelon Corp.	32,600	1,201
UGI Corp.	27,850	951
		2,942
Total Common Stocks (cost $57,990)		65,418

Aggressive Equity Fund

43

SSgA
Aggressive Equity Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 9.4%
AIM Short Term Investment Treasury Portfolio	41	-
Federated Investors Prime Cash Obligation Fund	792,031	792
State Street Navigator Securities Prime Lending Portfolio (½)	5,434,400	5,434
Total Short-Term Investments (cost $6,226)		6,226
Total Investments - 108.3% (identified cost $64,216)		71,644
Other Assets and Liabilities Net - (8.3%)		(5,473)
Net Assets - 100.0%		66,171

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 09/04 (1)	276	9
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		9

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund

44

SSgA
Aggressive Equity Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Consumer Discretionary	9.2
Consumer Staples	6.1
Energy	10.1
Financials	27.5
Health Care	11.9
Industrials	7.4
Information Technology	17.5
Materials	1.0
Telecommunication Services	3.7
Utilities	4.5
Short-Term Investments	9.4
Total Investments	108.3
Other Assets and Liabilities, Net	(8.3)
Net Assets	100.0
Futures Contracts	-*

* Less than .005% of net assets

Aggressive Equity Fund

45

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SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

Objective:  The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists & Aerospace Workers (IAM) or affiliated labor unions, or are constituents of the S&P 500® Index that have not been identified as having non-union sentiment (IAM Companies).

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or are listed in the S&P 500® Index, and have not been identified by the IAM or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund's investment strategy is driven by an investment process that manages portfolio exposures to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

SSgA IAM SHARES Fund
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,018	10.18%
5 Year	$8,845	(2.42	%)+
Inception	$8,968	(2.05	%)+
Standard & Poor's® 500 Composite Stock Index
Period Ended 08/31/04	Growth of $10,000	Total Return
1 Year	$11,146	11.46%
5 Year	$9,009	(2.07	%)+
Inception	$9,219	(1.54	%)+

See related Notes on following page.

IAM SHARES Fund

47

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis - August 31, 2004 (Unaudited)

What is the Fund's Objective?

The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions or have not been identified as having non-union sentiment (IAM Companies).

How did the Fund's performance over the past 12 months compare to its benchmark?

For the fiscal year ending August 31, 2004, the SSgA IAM Shares Fund gained 10.18%. This compared unfavorably to the S&P® 500 Index, which gained 11.46% during the same period. The Fund's performance includes operating expenses, whereas the Index returns are unmanaged and do not include expenses of any kind. The index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Please explain what contributed most and least to the Fund's performance during the last 12 months. How did the market environment impact the Fund?

One of the largest relative overweights for the Fund was in the consumer discretionary sector. In addition, stock selection within the financial sector also hurt Fund performance. In particular, underweights to Wells Fargo and Countrywide Financial detracted from performance.

On the positive side, a large overweight to Industrials and stock selection within the consumer staples sector helped offset some of the underperformance. Procter & Gamble, and Altria Group were some of the biggest contributors.

How is the Fund currently positioned to meet its long-term objective?

The Fund is managed through a model-driven process that manages portfolio exposure to fundamental attributes in a multi-factor risk model environment. These attributes include industry allocations as well as factors such as size, style, growth expectations and valuation ratios. This model attempts to create a portfolio with the best expected return per unit of risk around the mandate that it invests with the majority of the Fund's assets in IAM companies or companies not identified with non-union sentiment. The model maintains a long-term focus and is reviewed frequently to determine whether the Fund should be rebalanced.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and table on the preceding page.

  *  The Fund commenced operations on June 2, 1999. Index comparison also began on June 2, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher of lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

IAM SHARES Fund

48

SSgA

IAM SHARES Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$964.52	$1,022.69
Expenses Paid During Period *	$2.27	$2.34

* Expenses are equal to the Fund's annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

IAM SHARES Fund

49

SSgA
IAM SHARES Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Consumer Discretionary - 12.5%
99 Cents Only Stores (Æ)	20,866	270
Bed Bath & Beyond, Inc. (Æ)	2,000	75
Best Buy Co., Inc.	4,350	202
Brunswick Corp.	4,700	185
Coach, Inc. (Æ)	14,588	615
Comcast Corp. Class A (Æ)	26,244	739
Costco Wholesale Corp.	11,000	453
DIRECTV Group, Inc. (The) (Æ)	19,411	308
Dollar General Corp.	3,200	63
eBay, Inc. (Æ)	10,800	935
Ethan Allen Interiors, Inc. (z)	13,800	493
Family Dollar Stores, Inc.	8,500	225
Federated Department Stores	4,900	213
Ford Motor Co.	34,921	493
Gap, Inc. (The)	8,500	159
General Motors Corp. (z)	16,980	701
Harley-Davidson, Inc.	13,800	842
Home Depot, Inc.	32,600	1,192
JC Penney Co., Inc. Holding Co.	1,700	65
Johnson Controls, Inc.	9,400	529
Knight-Ridder, Inc.	6,000	387
Kohl's Corp. (Æ)	7,600	376
Lear Corp.	1,600	86
Leggett & Platt, Inc.	7,700	207
Liberty Media International, Inc. Class A (Æ)(z)	1,606	54
Lowe's Cos., Inc.	9,700	482
Marriott International, Inc. Class A	7,300	346
May Department Stores Co. (The)	7,400	181
Maytag Corp. (z)	10,800	218
McDonald's Corp.	2,200	59
Meredith Corp.	6,300	316
Navistar International Corp. (Æ)	4,500	161
New York Times Co. Class A	15,400	626
Newell Rubbermaid, Inc.	14,600	314
Omnicom Group	1,400	96
Paccar, Inc.	7,800	469
Sears Roebuck and Co. (z)	28,000	1,072
Starwood Hotels & Resorts Worldwide, Inc. (ö)	11,600	513
Target Corp.	16,000	713
Tiffany & Co.	19,100	591
Time Warner, Inc. (Æ)	68,250	1,116
Tribune Co.	20,307	848
Viacom, Inc. Class B	28,535	951
Walt Disney Co.	53,200	1,194
Washington Post Class B	521	452
Whirlpool Corp.	4,900	300
		20,885

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 13.1%
Altria Group, Inc.	51,400	2,517
Anheuser-Busch Cos., Inc.	33,300	1,758
Archer-Daniels-Midland Co.	36,230	579
Arden Group, Inc. (z)	1,500	123
Black & Decker Corp.	5,600	386
Campbell Soup Co.	20,700	537
Coca-Cola Co. (The)	59,500	2,661
ConAgra Foods, Inc.	32,500	852
Dean Foods Co. (Æ)	9,300	345
Gillette Co. (The)	20,000	850
Kellogg Co.	8,700	365
Kimberly-Clark Corp.	19,600	1,307
Kraft Foods, Inc.	5,970	187
Kroger Co. (The) (Æ)	36,600	605
PepsiAmericas, Inc.	3,700	73
PepsiCo, Inc.	46,240	2,312
Procter & Gamble Co.	57,400	3,214
Safeway, Inc. (Æ)	18,600	376
Sara Lee Corp.	36,430	806
Stanley Works (The)	2,300	99
Supervalu, Inc.	8,500	224
Sysco Corp.	37,700	1,212
Unilever Nevada	5,200	312
Walgreen Co.	9,600	350
		22,050
Energy - 7.5%
Baker Hughes, Inc.	6,200	244
BP PLC	10,368	557
ChevronTexaco Corp.	28,498	2,780
ConocoPhillips	1,200	89
Exxon Mobil Corp.	136,968	6,315
Halliburton Co.	9,200	268
Royal Dutch Petroleum Co.	13,100	664
Schlumberger, Ltd.	20,000	1,236
Transocean, Inc. (Æ)	13,764	423
		12,576
Financials - 16.7%
ACE, Ltd.	3,200	123
Aegon NV	35,985	386
Aflac, Inc.	3,800	152
Allstate Corp. (The)	6,300	297
AMBAC Financial Group, Inc.	900	68
American Express Co.	16,200	810
American Financial Group, Inc. (z)	18,800	554
American International Group, Inc.	35,474	2,528
Bank of America Corp.	60,788	2,735
Bank of New York Co., Inc. (The)	8,500	253
BB&T Corp.	3,700	148

IAM SHARES Fund

50

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IAM SHARES Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Capital One Financial Corp.	2,500	169
Charles Schwab Corp. (The)	23,200	219
Citigroup, Inc.	132,566	6,176
Countrywide Financial Corp.	5,100	181
Fannie Mae	11,200	834
Fifth Third Bancorp	8,100	403
Freddie Mac	6,600	443
Golden West Financial Corp.	2,200	238
Goldman Sachs Group, Inc.	6,400	574
Hartford Financial Services Group, Inc.	1,200	73
HSBC Holdings PLC (z)	15,301	1,192
Janus Capital Group, Inc.	41,500	570
JPMorgan Chase & Co.	52,086	2,062
Lehman Brothers Holdings, Inc.	3,200	236
MBNA Corp.	13,050	315
Merrill Lynch & Co., Inc.	11,300	577
Metlife, Inc.	3,400	127
MGIC Investment Corp.	1,300	89
Morgan Stanley	14,800	751
National City Corp.	2,100	79
North Fork BanCorp., Inc. (z)	3,500	147
Progressive Corp. (The)	3,500	281
Providian Financial Corp. (Æ)	6,400	92
SLM Corp.	2,700	105
St. Paul Travelers Cos., Inc. (The)	19,383	672
SunTrust Banks, Inc.	1,100	75
US Bancorp	28,212	832
Wachovia Corp.	18,200	854
Washington Mutual, Inc.	15,050	584
Wells Fargo & Co.	16,000	940
		27,944
Health Care - 11.1%
Abbott Laboratories	17,200	717
Aetna, Inc.	1,000	93
Amgen, Inc. (Æ)	16,772	994
Anthem, Inc. (Æ)(z)	1,400	114
Baxter International, Inc.	25,800	788
Biogen Idec, Inc. (Æ)	3,100	184
Boston Scientific Corp. (Æ)	9,600	343
Bristol-Myers Squibb Co.	17,700	420
Cardinal Health, Inc.	2,400	108
Caremark Rx, Inc. (Æ)	8,100	232
Edwards Lifesciences Corp. (Æ)(z)	18,200	643
Eli Lilly & Co.	12,900	819
Express Scripts, Inc. (Æ)	1,400	88
Forest Laboratories, Inc. (Æ)	4,700	215
Guidant Corp.	2,800	167
HCA Inc.	4,500	175
Health Management Associates, Inc.	4,200	80
Hospira, Inc. (Æ)	1,720	48

	Principal Amount ($) or Shares	Market Value $
Humana, Inc. (Æ)	3,400	65
Invitrogen Corp. (Æ)	5,412	268
Johnson & Johnson	35,300	2,051
Manor Care, Inc.	2,400	74
Medco Health Solutions, Inc. (Æ)	6,862	214
Medtronic, Inc.	11,700	582
Merck & Co., Inc.	56,900	2,560
New Brunswick Scientific, Inc. (Æ)	9,792	52
Pfizer, Inc.	115,645	3,779
Quest Diagnostics	1,400	120
Schering-Plough Corp.	47,200	871
Steris Corp. (Æ)	13,500	309
UnitedHealth Group, Inc.	8,100	536
WellPoint Health Networks (Æ)	2,200	216
Wyeth	13,700	501
Zimmer Holdings, Inc. (Æ)	1,770	126
		18,552
Industrials - 16.3%
3M Co.	24,500	2,018
ABX Air, Inc. (Æ)	11,600	68
Actuant Corp. Class A (Æ)(z)	4,400	166
American Standard Cos., Inc. (Æ)	2,400	90
Amphenol Corp. Class A (Æ)	13,200	397
Boeing Co.	17,800	930
Caterpillar, Inc.	10,600	771
Cendant Corp.	43,600	943
CSX Corp.	5,000	158
Danaher Corp.	15,000	771
Deere & Co.	5,500	348
Dover Corp.	13,200	498
Eaton Corp.	9,500	573
Emerson Electric Co.	14,500	903
Energy Conversion Devices, Inc. (Æ)(z)	9,400	124
Federal Signal Corp. (z)	7,800	143
First Data Corp.	7,236	306
General Dynamics Corp.	7,100	693
General Electric Co.	199,600	6,546
Honeywell International, Inc.	21,962	790
Illinois Tool Works, Inc.	9,604	877
Ingersoll-Rand Co. Class A	1,600	104
Kansas City Southern (Æ)(z)	21,750	326
Katy Industries, Inc. (Æ)	14,000	73
L-3 Communications Holdings, Inc.	4,800	301
Lockheed Martin Corp.	9,500	511
Manpower, Inc.	7,100	300
Masco Corp.	28,900	929
Norfolk Southern Corp.	12,800	364
Northrop Grumman Corp.	11,300	584
Raytheon Co.	13,000	451
Rockwell Collins, Inc.	4,200	144

IAM SHARES Fund

51

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IAM SHARES Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ryder System, Inc.	7,500	329
Siemens AG ADR (z)	2,700	186
Southwest Airlines Co.	29,625	439
SPX Corp. (z)	2,800	102
Teledyne Technologies, Inc. (Æ)	6,800	164
Titan Corp. (Æ)	17,700	234
Tyco International, Ltd.	36,700	1,149
Union Pacific Corp.	7,200	411
United Parcel Service, Inc. Class B	5,114	374
United Technologies Corp.	11,400	1,071
Veritas Software Corp. (Æ)	6,000	100
Waste Management, Inc.	19,900	553
		27,312
Information Technology - 13.2%
Adobe Systems, Inc.	2,500	115
Advanced Micro Devices, Inc. (Æ)(z)	3,800	43
Agilent Technologies, Inc. (Æ)	2,212	45
Altera Corp. (Æ)	4,200	79
Analog Devices, Inc.	4,300	149
Applera Corp. - Applied BioSystems Group	19,400	369
Applied Materials, Inc. (Æ)	20,500	326
Avaya, Inc. (Æ)	5,600	68
Axcelis Technologies, Inc. (Æ)(z)	29,400	229
Broadcom Corp. Class A (Æ)	5,100	138
Cisco Systems, Inc. (Æ)	110,200	2,067
Computer Associates International, Inc.	5,300	128
Computer Sciences Corp. (Æ)	12,500	579
Corning, Inc. (Æ)	7,100	72
Dell, Inc. (Æ)	35,800	1,247
Electronic Arts, Inc. (Æ)	3,000	149
EMC Corp. (Æ)	30,500	328
Fisher Scientific International (Æ)	5,600	319
Hewlett-Packard Co.	37,432	670
Intel Corp.	103,600	2,206
International Business Machines Corp.	24,600	2,083
Intuit, Inc. (Æ)	2,900	123
Kla-Tencor Corp. (Æ)	1,800	67
Koninklijke Philips Electronics NV (z)	11,289	262
Linear Technology Corp.	1,600	57
Lucent Technologies, Inc. (Æ)(z)	55,295	173
Maxim Integrated Products, Inc.	3,200	139
Maxtor Corp. (Æ)	30,804	129
Mercury Interactive Corp. (Æ)	1,700	59
Micron Technology, Inc. (Æ)	5,800	67
Microsoft Corp. (Æ)	174,000	4,751
Motorola, Inc.	24,200	391
National Semiconductor Corp. (Æ)	4,400	59
Network Appliance, Inc. (Æ)	3,800	76
Novell, Inc. (Æ)	5,800	34

	Principal Amount ($) or Shares	Market Value $
Nvidia Corp. (Æ)(z)	2,900	36
Oracle Corp. (Æ)	90,500	902
Peoplesoft, Inc. (Æ)	4,500	78
PerkinElmer, Inc.	5,700	100
PMC - Sierra, Inc. (Æ)	4,800	45
QLogic Corp. (Æ)	1,500	39
Qualcomm, Inc.	20,000	761
Quantum Corp. (Æ)(z)	17,000	40
Rockwell Automation, Inc.	4,200	164
Siebel Systems, Inc. (Æ)	8,700	66
Sun MicroSystems, Inc. (Æ)	45,000	173
Symantec Corp. (Æ)	4,100	197
Texas Instruments, Inc.	20,800	406
Xerox Corp. (Æ)	37,800	508
Xilinx, Inc.	3,900	107
Yahoo!, Inc. (Æ)	22,600	644
		22,062
Materials - 2.5%
Air Products & Chemicals, Inc.	6,000	314
Alcoa, Inc.	14,800	479
Dow Chemical Co. (The)	25,488	1,091
Georgia-Pacific Corp.	9,800	333
International Paper Co.	13,773	551
Martin Marietta Materials, Inc.	3,700	166
Rohm & Haas Co.	7,236	293
Sherwin-Williams Co. (The)	5,700	235
Temple-Inland, Inc.	4,300	294
Weyerhaeuser Co.	8,100	506
		4,262
Telecommunication Services - 3.8%
AT&T Corp.	16,225	240
AT&T Wireless Services, Inc. (Æ)	70,390	1,029
BellSouth Corp.	18,000	482
Clear Channel Communications, Inc.	4,900	164
Liberty Media Corp. Class A (Æ)	26,792	239
Nextel Communications, Inc. Class A (Æ)	16,300	378
Qwest Communications International (Æ)	23,500	68
SBC Communications, Inc.	38,053	981
Sprint Corp.	11,900	234
Verizon Communications, Inc.	63,772	2,503
		6,318
Utilities - 1.0%
AES Corp. (The) (Æ)	19,300	195
Ameren Corp.	1,500	70
American Electric Power Co., Inc.	6,900	226
Edison International	5,200	140
Entergy Corp.	1,100	66
Exelon Corp.	8,000	295

IAM SHARES Fund

52

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IAM SHARES Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FirstEnergy Corp.	4,300	173
PG&E Corp. (Æ)	7,900	231
Southern Co. (The)	7,100	215
TXU Corp.	3,600	150
		1,761
Total Common Stocks (cost $173,811)		163,722
Short-Term Investments - 5.4%
AIM Short Term Investment Prime Portfolio	3,350,913	3,351
American Advantage Money Market Fund	90,085	90
State Street Navigator Securities Prime Lending Portfolio (½)	5,425,599	5,426
United States Treasury Bill (ç)(ÿ)(§) 1.220% due 09/09/04	210	210
Total Short-Term Investments (cost $9,077)		9,077
Total Investments - 103.1% (identified cost $182,888)		172,799
Other Assets and Liabilities Net - (3.1%)		(5,172)
Net Assets - 100.0%		167,627

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 09/04 (12)	3,312	(89)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(89)

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

53

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IAM SHARES Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Consumer Discretionary	12.5
Consumer Staples	13.1
Energy	7.5
Financials	16.7
Health Care	11.1
Industrials	16.3
Information Technology	13.2
Materials	2.5
Telecommunication Services	3.8
Utilities	1.0
Short-Term Investments	5.4
Total Investments	103.1
Other Assets and Liabilities, Net	(3.1)
Net Assets	100.0
Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

54

SSgA
Large Cap Growth Opportunities Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the Fund's inception and held for the entire period indicated, which for this Fund is from March 30, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 30, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$937.00	$1,020.37
Expenses Paid During Period *	$4.48	$4.68

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Growth Opportunities Fund

55

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SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Consumer Discretionary - 14.3%
Carnival Corp.	6,000	275
Clear Channel Communications, Inc.	9,400	315
Dollar General Corp.	13,800	272
Hilton Hotels Corp.	23,900	427
Petsmart, Inc.	9,300	261
Staples, Inc.	8,300	238
Station Casinos, Inc.	4,800	221
Time Warner, Inc. (Æ)	19,700	322
TJX Cos., Inc.	9,400	199
Wal-Mart Stores, Inc.	3,600	190
		2,720
Consumer Staples - 8.8%
Anheuser-Busch Cos., Inc.	4,700	248
Coca-Cola Co. (The)	13,600	608
Estee Lauder Cos., Inc. Class A	7,200	316
Gillette Co. (The)	5,700	242
Walgreen Co.	7,200	262
		1,676
Energy - 2.4%
Apache Corp.	5,300	237
Occidental Petroleum Corp.	4,400	227
		464
Financials - 8.3%
American Express Co.	8,700	435
American International Group, Inc.	9,200	655
Citigroup, Inc.	6,500	303
Franklin Resources, Inc.	3,700	197
		1,590
Health Care - 24.0%
Amgen, Inc. (Æ)	6,500	385
Applera Corp. - Applied BioSystems Group Class P	15,000	286
Community Health Systems, Inc. (Æ)	9,700	243
Eli Lilly & Co.	5,900	374
Eyetech Pharmaceuticals, Inc. (Æ)	5,300	184
Gilead Sciences, Inc. (Æ)	3,800	263
Johnson & Johnson	16,600	964
Medtronic, Inc.	11,100	552
Pfizer, Inc.	40,500	1,324
		4,575

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.9%
Amphenol Corp. Class A (Æ)	10,200	307
Danaher Corp.	4,600	237
Eaton Corp.	5,800	350
First Data Corp.	5,500	232
General Dynamics Corp.	2,000	195
General Electric Co.	17,500	574
Honeywell International, Inc.	6,300	227
ITT Industries, Inc.	3,900	308
Lockheed Martin Corp.	4,100	220
Rockwell Automation, Inc.	9,600	374
		3,024
Technology - 24.3%
Agilent Technologies, Inc. (Æ)	5,000	103
Analog Devices, Inc.	10,700	372
Applied Materials, Inc. (Æ)	11,400	181
Cisco Systems, Inc. (Æ)	41,400	777
Dell, Inc. (Æ)	5,900	206
EMC Corp. (Æ)	45,400	489
Flextronics International, Ltd. (Æ)	17,100	212
Intel Corp.	25,500	543
Mercury Interactive Corp. (Æ)	6,000	207
Microsoft Corp. (Æ)	39,500	1,078
SAP AG ADR	7,300	266
Teradyne, Inc. (Æ)	15,400	198
		4,632
Total Common Stocks (cost $19,719)		18,681
Short-Term Investments - 1.9%
SSgA Prime Money Market Fund	372,382	372
Total Short-Term Investments (cost $372)		372
Total Investments - 99.9% (identified cost $20,091)		19,053
Other Assets and Liabilities Net - 0.1%		13
Net Assets - 100.0%		19,066

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

57

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments - August 31, 2004

Portfolio Summary	% of Net Assets
Consumer Discretionary	14.3
Consumer Staples	8.8
Energy	2.4
Financials	8.3
Health Care	24.0
Industrials	15.9
Technology	24.3
Short-Term Investments	1.9
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

58

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SSgA
Large Cap Value Fund

Shareholder Expense Example - August 31, 2004 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the Fund's inception and held for the entire period indicated, which for this Fund is from March 30, 2004 to August 31, 2004.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 30, 2004	$1,000.00	$1,000.00
Ending Account Value August 31, 2004	$973.00	$1,020.37
Expenses Paid During Period *	$4.57	$4.68

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 154/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

60

SSgA
Large Cap Value Fund

Schedule of Investments - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.9%
Consumer Discretionary - 9.0%
American Axle & Manufacturing Holdings, Inc.	3,300	112
American Eagle Outfitters	4,400	147
Barnes & Noble, Inc. (Æ)	4,300	149
Caesars Entertainment, Inc. (Æ)	4,200	65
Circuit City Stores, Inc.	11,600	150
Ford Motor Co.	13,100	185
Hasbro, Inc.	2,800	52
McDonald's Corp.	7,700	208
Time Warner, Inc. (Æ)	6,100	100
Viacom, Inc. Class B	900	30
Walt Disney Co.	9,400	211
		1,409
Consumer Staples - 7.3%
Altria Group, Inc.	4,400	215
Corn Products International, Inc.	3,200	148
Kimberly-Clark Corp.	2,800	187
Monsanto Co.	1,400	51
Pepsi Bottling Group, Inc.	4,100	110
Procter & Gamble Co.	3,100	174
Supervalu, Inc.	5,000	132
Tyson Foods, Inc. Class A	7,900	130
		1,147
Energy - 12.9%
Amerada Hess Corp.	1,500	121
ChevronTexaco Corp.	4,100	400
ConocoPhillips	1,300	97
Exxon Mobil Corp.	17,700	815
Kerr-McGee Corp.	1,900	100
Marathon Oil Corp.	4,500	163
Occidental Petroleum Corp.	3,800	196
Sunoco, Inc.	2,300	141
		2,033
Financials - 32.8%
ACE, Ltd.	2,400	93
Allstate Corp. (The)	5,400	255
American International Group, Inc.	1,600	114
Bank of America Corp.	15,200	683
BB&T Corp.	4,700	188
Capital One Financial Corp.	2,700	183
Chubb Corp.	2,300	156
Cigna Corp.	2,100	140
Citigroup, Inc.	12,100	563
Doral Financial Corp.	4,400	179
Golden West Financial Corp.	900	97
Hartford Financial Services Group, Inc.	2,000	122
JPMorgan Chase & Co.	7,724	306

	Principal Amount ($) or Shares	Market Value $
Lehman Brothers Holdings, Inc.	1,600	118
Metlife, Inc.	5,900	220
Morgan Stanley	1,000	51
National City Corp.	6,200	234
Nationwide Financial Services	3,100	108
New Century Financial Corp.	3,300	177
Safeco Corp.	4,000	193
Sovereign Bancorp, Inc.	6,800	149
US Bancorp	10,800	319
Wachovia Corp.	3,700	174
Wells Fargo & Co.	3,100	182
WR Berkley Corp.	4,000	162
		5,166
Health Care - 5.3%
Andrx Corp. (Æ)	4,300	87
Anthem, Inc. (Æ)	2,300	187
Humana, Inc. (Æ)	4,200	80
Johnson & Johnson	2,500	145
Medco Health Solutions, Inc. (Æ)	2,100	66
Merck & Co., Inc.	5,800	261
		826
Industrials - 10.9%
Burlington Northern Santa Fe Corp.	4,300	154
CNF, Inc.	3,600	148
Cendant Corp.	9,400	203
Deere & Co.	2,400	152
General Electric Co.	22,200	727
Terex Corp. (Æ)	3,800	137
Textron, Inc.	3,100	197
		1,718
Information Technology - 7.0%
Checkfree Corp. (Æ)	200	5
Hewlett-Packard Co.	3,700	66
International Business Machines Corp.	1,900	161
McAfee, Inc.	7,600	150
Microsoft Corp. (Æ)	4,500	123
Parker Hannifin Corp.	2,700	147
Scientific-Atlanta, Inc. Class C	5,000	136
VeriSign, Inc. (Æ)	8,500	148
Xerox Corp. (Æ)	12,000	161
		1,097
Materials - 3.6%
Georgia-Pacific Corp.	4,200	143
Louisiana-Pacific Corp.	5,300	131
Sherwin-Williams Co. (The)	3,500	145
United States Steel Corp.	3,900	144
		563

Large Cap Value Fund

61

SSgA
Large Cap Value Fund

Schedule of Investments, continued - August 31, 2004

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 4.9%
BellSouth Corp.	2,100	56
CenturyTel, Inc.	4,300	138
SBC Communications, Inc.	5,700	147
Verizon Communications, Inc.	10,800	423
		764
Utilities - 5.2%
Constellation Energy Group, Inc.	3,400	140
Exelon Corp.	5,200	192
PPL Corp.	3,200	153
Sempra Energy	4,100	148
TXU Corp.	4,600	191
		824
Total Common Stocks (cost $15,429)		15,547

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.2%
SSgA Prime Money Market Fund	190,141	190
Total Short-Term Investments (cost $190)		190
Total Investments - 100.1% (identified cost $15,619)		15,737
Other Assets and Liabilities Net - (0.1%)		(9)
Net Assets - 100.0%		15,728

As a courtesy to our Fund shareholders, a complete unaudited list of Fund holdings is made available no later than 60 days after the end of each quarter. The list may be obtained by calling 1-800-647-7327.

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

62

SSgA
Large Cap Value Fund

Schedule of Investments, continued - August 31, 2004

Portfolio Summary	% of Net Assets
Consumer Discretionary	9.0
Consumer Staples	7.3
Energy	12.9
Financials	32.8
Health Care	5.3
Industrials	10.9
Information Technology	7.0
Materials	3.6
Telecommunication Services	4.9
Utilities	5.2
Short-Term Investments	1.2
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

63

SSgA

Equity Funds

Notes to Schedules of Investments - August 31, 2004

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(z)  All or a portion of the shares of this security are on loan.

(½)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

64

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SSgA
Equity Funds

Statement of Assets and Liabilities - August 31, 2004

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Special Equity Fund	Aggressive Equity Fund	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund
Assets
Investments, at identified cost	$258,882	$645,432	$336,374	$85,873	$14,465	$64,216	$182,888	$20,091	$15,619
Investments, at market*	263,920	669,072	326,222	126,176	16,696	71,644	172,799	19,053	15,737
Cash (restricted)	-	-	-	-	-	32	-	-	-
Receivables:
Dividends and interest	442	218	388	41	5	113	323	29	25
Investments sold	-	86	-	-	-	-	-	-	297
Fund shares sold	92	300	100	646	17	5	-	-	-
From Advisor	-	-	-	30	14	20	-	14	9
Daily variation margin on futures contracts	14	98	-	-	-	1	15	-	-
Prepaid expenses	3	5	3	1	-	1	2	55	55
Total assets	264,471	669,779	326,713	126,894	16,732	71,816	173,139	19,151	16,123
Liabilities
Payables:
Investments purchased	-	995	-	-	-	-	-	-	311
Fund shares redeemed	1,838	2,393	471	120	300	119	-	-	-
Accrued fees to affiliates	102	477	311	113	29	71	67	32	32
Other accrued expenses	28	39	29	23	23	21	19	53	52
Payable upon return of securities loaned	10,571	134,522	13,644	1,934	1,643	5,434	5,426	-	-
Total liabilities	12,539	138,426	14,455	2,190	1,995	5,645	5,512	85	395
Net Assets	$251,932	$531,353	$312,258	$124,704	$14,737	$66,171	$167,627	$19,066	$15,728
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$518	$(3)	$116	$297	$(2)	$423	$422	$(1)	$53
Accumulated net realized gain (loss)	(93,605)	14,735	(91,982)	(449)	(22,742)	(5,750)	(13,496)	(192)	(596)
Unrealized appreciation (depreciation) on:
Investments	5,038	23,640	(10,152)	40,303	2,231	7,428	(10,089)	(1,038)	118
Futures contracts	40	78	-	-	-	9	(89)	-	-
Shares of beneficial interest	29	21	18	9	1	13	20	2	2
Additional paid-in capital	339,912	492,882	414,258	84,544	35,249	64,048	190,859	20,295	16,151
Net Assets	$251,932	$531,353	$312,258	$124,704	$14,737	$66,171	$167,627	$19,066	$15,728
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class**	$8.73	$24.85	$17.37	$14.20	$10.11	$4.94	$8.48	$9.37	$9.73
Net assets	$251,931,984	$531,342,974	$312,247,650	$124,704,301	$14,737,287	$66,160,367	$167,627,268	$19,066,390	$15,727,609
Shares outstanding ($.001 par value)	28,869,281	21,385,439	17,977,250	8,783,048	1,458,325	13,383,502	19,762,981	2,035,591	1,616,322
Net asset value per share: Class R**	$-	$24.86	$17.38	$-	$-	$4.94	$-	$-	$-
Net assets	$-	$10,422	$9,991	$-	$-	$10,317	$-	$-	$-
Shares outstanding ($.001 par value)	-	419	575	-	-	2,087	-	-	-
Amounts in thousands
* Securities on loan included in investments	$10,360	$130,762	$13,090	$1,912	$1,612	$5,328	$5,303	$-	$-

**  Net Asset Value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

66

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

67

SSgA
Equity Funds

Statement of Operations - For the Period Ended August 31, 2004

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Special Equity Fund	Aggressive Equity Fund	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund
Investment Income
Dividends	$4,237	$4,426	$4,842	$3,969	$151	$1,275	$2,970	$83	$125
Dividends from affiliated money market funds	-	-	7	-	1	-	-	1	-
Interest	3	13	10	-	-	-	2	-	-
Securities lending income	7	180	-	4	5	13	6	-	-
Total investment income	4,247	4,619	4,859	3,973	157	1,288	2,978	84	125
Expenses
Advisory fees	622	3,814	2,744	697	175	590	415	60	49
Administrative fees	107	172	145	64	37	54	80	15	15
Custodian fees	67	124	68	32	23	38	50	7	11
Distribution fees	37	128	181	195	12	83	45	4	4
Transfer agent fees	66	101	82	64	39	38	32	13	13
Professional fees	32	38	38	29	28	32	31	16	16
Registration fees	13	41	30	22	23	18	16	14	14
Shareholder servicing fees	36	811	547	37	8	8	22	6	6
Trustees' fees	15	18	16	13	12	13	14	5	5
Insurance fees	-	3	3	1	-	1	1	-	-
Printing fees	14	16	21	18	4	17	15	15	15
Offering fees	-	-	-	-	-	-	-	23	23
Miscellaneous	3	8	8	7	14	6	15	1	-
Expenses before reductions	1,012	5,274	3,883	1,179	375	898	736	179	171
Expense reductions	-	(4)	-	(107)	(119)	(34)	-	(91)	(99)
Net expenses	1,012	5,270	3,883	1,072	256	864	736	88	72
Net investment income (loss)	3,235	(651)	976	2,901	(99)	424	2,242	(4)	53
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,946	69,425	(8,086)	7,601	4,578	11,694	(795)	(192)	(596)
Futures contracts	(231)	290	-	-	-	288	335	-	-
Net realized gain (loss)	1,715	69,715	(8,086)	7,601	4,578	11,982	(460)	(192)	(596)
Net change in unrealized appreciation (depreciation) on:
Investments	18,896	(28,439)	18,056	17,973	(2,449)	(5,347)	13,935	(1,038)	118
Futures contracts	13	(816)	-	-	-	(16)	(97)	-	-
Net change in unrealized appreciation (depreciation)	18,909	(29,255)	18,056	17,973	(2,449)	(5,363)	13,838	(1,038)	118
Net realized and unrealized gain (loss)	20,624	40,460	9,970	25,574	2,129	6,619	13,378	(1,230)	(478)
Net Increase (Decrease) in Net Assets from Operations	$23,859	$39,809	$10,946	$28,475	$2,030	$7,043	$15,620	$(1,234)	$(425)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

69

SSgA
Equity Funds

Statement of Changes in Net Assets - For the Periods Ended August 31,

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Special Equity Fund
Amounts in thousands	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,235	$3,279	$(651)	$896	$976	$1,173	$2,901	$4,851	$(99)	$(138)
Net realized gain (loss)	1,715	(43,132)	69,715	(19,597)	(8,086)	(16,853)	7,601	(3,941)	4,578	(2,634)
Net change in unrealized appreciation (depreciation)	18,909	59,355	(29,255)	72,806	18,056	54,921	17,973	12,144	(2,449)	8,836
Net increase (decrease) in net assets from operations	23,859	19,502	39,809	54,105	10,946	39,241	28,475	13,054	2,030	6,064
Distributions
From net investment income	(3,152)	(3,421)	(637)	(281)	(1,205)	(828)	(2,875)	(4,868)	-	(8)
From net realized gain	-	-	-		-	-	(3,351)	-	-	-
Net decrease in net assets from distributions	(3,152)	(3,421)	(637)	(281)	(1,205)	(828)	(6,226)	(4,868)	-	(8)
Share Transactions
Net increase (decrease) in net assets from share transactions	7,817	(64,655)	129,236	42,149	(74,857)	9,041	(6,109)	7,490	(19,737)	(11,330)
Total Net Increase (Decrease) in Net Assets	28,524	(48,574)	168,408	95,973	(65,116)	47,454	16,140	15,676	(17,707)	(5,274)
Net Assets
Beginning of period	223,408	271,982	362,945	266,972	377,374	329,920	108,564	92,888	32,444	37,718
End of period	$251,932	$223,408	$531,353	$362,945	$312,258	$377,374	$124,704	$108,564	$14,737	$32,444
Undistributed (overdistributed) net investment income included in net assets	$518	$435	$(3)	$638	$116	$345	$297	$271	$(2)	$-

*  For the period March 30, 2004 (commencement of operations) to August 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

70

	Aggressive Equity Fund		IAM SHARES Fund		Large Cap Growth Opportunities Fund		Large Cap Value Fund
Amounts in thousands	2004	2003	2004	2003	2004*	2003	2004*	2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$424	$60	$2,242	$1,997	$(4)	$-	$53	$-
Net realized gain (loss)	11,982	(2,518)	(460)	(3,683)	(192)	-	(596)	-
Net change in unrealized appreciation (depreciation)	(5,363)	13,599	13,838	16,873	(1,038)	-	118	-
Net increase (decrease) in net assets from operations	7,043	11,141	15,620	15,187	(1,234)	-	(425)	-
Distributions
From net investment income	(61)	-	(2,206)	(1,899)	-	-	-	-
From net realized gain	-	-	-	-	-	-	-	-
Net decrease in net assets from distributions	(61)	-	(2,206)	(1,899)	-	-	-	-
Share Transactions
Net increase (decrease) in net assets from share transactions	(14,413)	2,873	2,107	(944)	20,300	-	16,153	-
Total Net Increase (Decrease) in Net Assets	(7,431)	14,014	15,521	12,344	19,066	-	15,728	-
Net Assets
Beginning of period	73,602	59,588	152,106	139,762	-	-	-	-
End of period	$66,171	$73,602	$167,627	$152,106	$19,066	$-	$15,728	$-
Undistributed (overdistributed) net investment income included in net assets	$423	$60	$422	$386	$(1)	$-	$53	$-

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

71

SSgA
Equity Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
August 31, 2004	7.97	.11	.76	.87	(.11)	-	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	-	(.10)
August 31, 2002	8.83	.09	(1.48)	(1.39)	(.08)	-	(.08)
August 31, 2001	17.01	.04	(3.76)	(3.72)	(.04)	(4.42)	(4.46)
August 31, 2000	17.51	.05	1.96	2.01	(.06)	(2.45)	(2.51)
Small Cap Fund
Institutional Class
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	-	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	-	(.02)
August 31, 2002	19.60	- (b)	(1.17)	(1.17)	(.02)	-	(.02)
August 31, 2001	22.69	.02	(3.11)	(3.09)	-	-	-
August 31, 2000	17.75	(.01)	4.96	4.95	(.01)	-	(.01)
Class R
August 31, 2004 (1)	24.48	- (b)	.38	.38	-	-	-
Core Opportunities Fund
Institutional Class
August 31, 2004	17.03	.05	.35	.40	(.06)	-	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	-	(.04)
August 31, 2002	18.86	(.01)	(3.52)	(3.53)	-	-	-
August 31, 2001	27.21	(.01)	(7.13)	(7.14)	(.02)	(1.19)	(1.21)
August 31, 2000	22.53	.06	5.77	5.83	(.07)	(1.08)	(1.15)
Class R
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	-	-	-
Tuckerman Active REIT Fund
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	-	(.52)
August 31, 2002	10.24	.51	.36	.87	(.50)	-	(.50)
August 31, 2001	9.15	.48	1.10	1.58	(.49)	-	(.49)
August 31, 2000	8.08	.52	1.10	1.62	(.55)	-	(.55)
Special Equity Fund
August 31, 2004	9.73	(.04)	0.42	.38	- (b)	-	-
August 31, 2003	7.92	(.03)	1.84	1.81	- (b)	-	-
August 31, 2002	9.81	(.02)	(1.87)	(1.89)	-	-	-
August 31, 2001	16.47	(.01)	(6.65)	(6.66)	-	-	-
August 31, 2000	9.17	(.05)	7.35	7.30	-	-	-
Aggressive Equity Fund
Institutional Class
August 31, 2004	4.56	.03	.35	.38	-	-	-
August 31, 2003	3.88	- (b)	.68	.68	-	-	-
August 31, 2002	4.38	(.01)	(.49)	(.50)	-	-	-
August 31, 2001	19.97	- (b)	(3.77)	(3.77)	-	(11.82)	(11.82)
August 31, 2000	12.73	(.13)	11.40	11.27	(.02)	(4.01)	(4.03)
Class R
August 31, 2004 (1)	4.90	.01	.03	.04	-	-	-

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

72

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
August 31, 2002	7.36	(15.93)	271,982	.46	.96	1.01	20.50
August 31, 2001	8.83	(26.74)	283,824	.91	1.02	.35	124.98
August 31, 2000	17.01	14.19	418,551	.91	.96	.28	149.82
Small Cap Fund
Institutional Class
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
August 31, 2002	18.41	(5.95)	266,972	1.08	1.08	.01	80.16
August 31, 2001	19.60	(13.61)	254,450	1.07	1.07	.12	157.27
August 31, 2000	22.69	27.92	359,779	1.07	1.07	(.05)	156.41
Class R
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Institutional Class
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
August 31, 2002	15.33	(18.72)	329,920	1.10	1.20	(.06)	45.27
August 31, 2001	18.86	(27.15)	451,235	1.10	1.21	(.06)	43.87
August 31, 2000	27.21	27.26	522,509	1.10	1.15	.24	49.72
Class R
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97
August 31, 2002	10.61	8.85	92,888	1.00	1.07	4.97	45.66
August 31, 2001	10.24	17.84	56,316	1.00	1.17	5.09	70.59
August 31, 2000	9.15	21.51	43,748	1.00	1.07	6.51	86.93
Special Equity Fund
August 31, 2004	10.11	3.91	14,737	1.10	1.61	(.42)	54.99
August 31, 2003	9.73	22.89	32,444	1.10	1.41	(.43)	40.68
August 31, 2002	7.92	(19.23)	37,718	1.10	1.18	(.25)	61.57
August 31, 2001	9.81	(40.44)	57,430	1.10	1.13	(.05)	104.62
August 31, 2000	16.47	79.65	85,489	1.10	1.14	(.37)	46.45
Aggressive Equity Fund
Institutional Class
August 31, 2004	4.94	8.42	66,161	1.10	1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10	1.24	.09	115.51
August 31, 2002	3.88	(11.42)	59,588	1.10	1.11	(.25)	251.64
August 31, 2001	4.38	(33.17)	53,082	1.10	2.48	(.57)	262.01
August 31, 2000	19.97	112.42	8,352	1.10	1.87	(.75)	336.60
Class R
August 31, 2004 (1)	4.94	1.02	10	1.02	1.17	.42	185.26

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

73

SSgA
Equity Funds

Financial Highlights, continued - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
IAM SHARES Fund
August 31, 2004	7.80	.11		.68	.79	(.11)	-	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	-	(.10)
August 31, 2002	8.85	.08		(1.74)	(1.66)	(.08)	-	(.08)
August 31, 2001	11.55	.08		(2.67)	(2.59)	(.09)	(.02)	(.11)
August 31, 2000	10.14	.09		1.42	1.51	(.08)	(.02)	(.10)
Large Cap Growth Opportunities Fund
August 31, 2004 (2)	10.00	-	(b)	(.63)	(.63)	-	-	-
Large Cap Value Fund
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	-	-	-

(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(2) For the period March 30, 2004 (commencement of operations) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May include amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

74

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
IAM SHARES Fund
August 31, 2004	8.48	10.18	167,627	.44	.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42	.42	1.46	4.95
August 31, 2002	7.11	(18.94)	139,762	.52	.52	.97	9.44
August 31, 2001	8.85	(22.56)	176,598	.58	.59	.79	4.23
August 31, 2000	11.55	14.94	133,690	.55	.55	.79	5.34
Large Cap Growth Opportunities Fund
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10	2.24	(.05)	142.06
Large Cap Value Fund
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10	2.62	.82	143.07

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

75

SSgA

Equity Funds

Notes to Financial Statements - August 31, 2004

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of August 31, 2004. These financial statements report on nine Funds, the SSgA Disciplined Equity Fund, Small Cap Fund, Core Opportunities Fund, Tuckerman Active REIT Fund, Special Equity Fund, Aggressive Equity, IAM Shares Fund, Large Cap Growth Opportunities Fund, and the Large Cap Value Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser. At August 31, 2004, State Street Global Advisors was the sole shareholder for all Class R shares.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

The Tuckerman Active REIT Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). For the year ended August 31, 2004, distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Prior to September 1, 2003, had the Tuckerman Active REIT Fund recorded distributions received from REITs in excess of income as a reduction of the cost of investments, there would have been no impact to total net assets, but it would have resulted in a decrease to dividend income of $1,393,668 and an increase to realized gain (loss) and unrealized gain (loss) of $935,704 and $457,964 respectively. The statement of changes and financial highlights for prior periods have not been reclassified to reflect this change in presentation.

Notes to Financial Statements

76

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. At August 31, 2004, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

Capital Loss Carryovers:

	Expiration year
	8/31/09	8/31/10	8/31/11	8/31/12
Disciplined Equity	$2,376,791	$50,712,457	$18,406,161	$19,079,919
Core Opportunities	1,780,728	17,592,473	46,439,764	19,132,187
Special Equity	-	11,555,632	11,071,953	-
Aggressive Equity	-	-	5,709,621	-
IAM SHARES	1,128,508	1,240,367	8,639,128	1,396,174

Components of Distributable Earnings:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Special Equity	Aggressive Equity	IAM SHARES	Large Cap Value	Large Cap Growth Opportunities
Cost of Investments for Tax Purposes	$261,871,590	$646,021,538	$337,502,989	$86,479,371	$14,580,017	$64,247,429	$183,232,312	$15,620,323	$20,095,182
Gross Tax Unrealized Appreciation	11,687,490	57,772,342	21,195,127	39,696,521	2,896,402	8,311,811	23,934,721	606,258	533,028
Gross Tax Unrealized Depreciation	(9,639,172)	(34,722,248)	(32,476,362)	-	(780,409)	(914,665)	(34,368,437)	(489,439)	(1,575,006)
Net Tax Unrealized Appreciation (Depreciation)	$2,048,318	$23,050,094	$(11,281,235)	$39,696,521	$2,115,993	$7,397,146	$(10,433,716)	$116,819	$(1,041,978)
Undistributed Ordinary Income	$520,233	$-	$118,874	$299,050	$-	$425,622	$426,066	$53,695	$-
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(90,575,328)	$15,402,713	$(84,945,151)	$165,471	$(22,627,586)	$(5,709,621)	$(12,404,177)	$-	$-
Tax Composition of Distributions:
Ordinary Income	$3,152,428	$637,085	$1,204,796	$2,875,161	$-	$60,806	$2,206,036	$-	$-
Long-term Capital Gains	$-	$-	$-	$3,350,903	$-	$-	$-	$-	$-

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2003 to August 31, 2004, and treat it as arising in the fiscal year 2005 as follows:

Post October Loss

Core Opportunities	$5,908,622
IAM SHARES	836,709
Large Cap Value	594,534
Large Cap Growth Opportunities	187,281

Notes to Financial Statements

77

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Special Equity	Annually
Aggressive Equity	Annually
IAM SHARES	Quarterly
Large Cap Value	Annually
Large Cap Growth Opportunities	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal and other expenses will be allocated among all Funds of the Investment Company based principally on their relative net assets.

The funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Deferred Offering Costs

The Large Cap Growth Opportunities Fund and the Large Cap Value Fund incurred expenses in connection with their initial offering. These costs were deferred and are being amortized over 12 months on straight-line basis.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Financial Statements

78

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2004, cash collateral balances of $32,445 were held in the Aggressive Equity Fund in connection with futures contracts purchased (sold).

3.  Investment Transactions

Securities

For the year ended August 31, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

	Purchases	Sales		Purchases	Sales
Disciplined Equity	$94,942,096	$86,943,327	Agreessive Equity	$138,045,201	$151,553,909
Small Cap	734,472,030	590,597,792	IAM SHARES	6,246,209	5,587,150
Core Opportunities	205,827,751	281,026,356	Large Cap Value	34,400,893	18,376,176
Tuckerman Active REIT	54,624,936	61,152,913	Large Cap Growth
Special Equity	12,229,821	31,387,315	Opportunities	42,283,844	22,373,763

The Aggressive Equity Fund had one redemption in-kind of securities which resulted in a realized gain of $3,554,602.

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain brokers dealers and other financial institutions. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Funds' statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between each Fund and State Street and is recorded as securities lending income for that Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral.

Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2004, the value of outstanding securities on loan and the value of collateral amounted to the following:

	Value of Securities on Loan	Value of Collateral		Value of Securities on Loan	Value of Collateral
Disciplined Equity	$10,360,066	$10,571,123	Special Equity	$1,611,706	$1,643,447
Small Cap	130,762,120	134,522,143	Aggressive Equity	5,327,579	5,434,400
Core Opportunities	13,089,601	13,644,218	IAM SHARES	5,303,296	5,425,599
Tuckerman Active REIT	1,912,076	1,934,350

Notes to Financial Statements

79

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated based upon average daily net assets and paid monthly, at the annual rates of:

	%		%
Disciplined Equity	0.25	Aggressive Equity	0.75
Small Cap	0.75	IAM SHARES	0.25
Core Opportunities	0.75	Large Cap Value	0.75
Tuckerman Active REIT	0.65	Large Cap Growth Opportunities	0.75
Special Equity	0.75

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the IAM SHARES Fund for all expenses in excess of .65% of its average daily net assets on an annual basis. No reimbursement was made for the year ended August 31, 2004.

The Adviser has contractually agreed to reimburse the Core Opportunities Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis. No reimbursement was made for either class for the year ended August 31, 2004.

The Adviser has contractually agreed to reimburse the Tuckerman Active REIT Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $107,220.

The Adviser has contractually agreed to reimburse the Special Equity Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $119,036.

The Adviser has contractually agreed to reimburse the Aggressive Equity Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $33,973 for the Institutional Class and $4 for Class R.

The Adviser has contractually agreed to reimburse the Large Cap Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $91,250.

The Adviser has contractually agreed to reimburse the Large Cap Value Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis. The total amount of reimbursement for the year ended August 31, 2004 was $98,879.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

Notes to Financial Statements

80

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2004, $4,035,428 of the Prime Money Market Fund's net assets represents investments by these Funds, and $7,065,190 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

	Amount Paid		Amount Paid
Disciplined Equity	$84	Aggressive Equity	$239
Small Cap	3,673	IAM SHARES	14
Core Opportunities	112	Large Cap Value	70
Tuckerman Active REIT	88	Large Cap Growth Opportunities	75
Special Equity	80

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company(a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all nine of the Investment Company's U.S. Equity portfolios: $0 to $2 billion - .0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all

Notes to Financial Statements

81

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

institutional class shares held by or for customers of these Agents. For the period ended August 31, 2004, each institutional class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Disciplined Equity	$36,418	$-	$-
Small Cap	127,139	3,021	673,448
Core Opportunities	91,456	125,402	262,545
Tuckerman Active REIT	26,808	1,462	490
Special Equity	5,845	1,366	922
Aggressive Equity	8,129	-	-
IAM SHARES	22,387	-	-
Large Cap Value	1,620	-	-
Large Cap Growth Opportunities	1,994	-	-

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the year.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the institutional class on an annual basis.

The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each institutional class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The institutional class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2004.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor of financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2004.

Under the R Plan, the funds have a shareholder servicing agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the year ended August 31, 2004, the Small Cap Fund Class R paid $2 and the Core Opportunities Fund Class R paid $1.

Affiliated Brokerage

The Funds placed a portion of its portfolio transactions with Global Markets, an affiliated broker dealer of State Street. The commissions paid to Global Markets were as follows for the year ended August 31, 2004:

	Amount		Amount
Disciplined Equity	$14,588	Special Equity	$1,734
Core Opportunities	1,421	IAM SHARES	65

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements

82

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

Each Fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2004 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Special Equity	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value
Advisory fees	$52,843	$338,318	$197,225	$64,511	$9,568	$41,415	$34,971	$11,557	$9,504
Administration fees	9,503	24,214	10,811	5,971	2,905	3,934	6,914	3,065	2,993
Custodian fees	6,167	6,409	4,326	2,135	2,937	574	4,594	1,797	4,608
Distribution fees	7,144	19,807	27,335	19,215	1,171	10,969	6,480	1,888	1,785
Shareholder servicing fees	8,227	60,073	46,907	3,177	607	1,929	3,557	4,637	4,569
Transfer agent fees	15,950	24,967	21,285	15,706	9,727	9,589	8,053	6,640	6,594
Trustees' fees	2,585	3,240	2,783	2,245	2,043	2,155	2,391	2,078	2,069
	$102,419	$477,028	$310,672	$112,960	$28,958	$70,565	$66,960	$31,662	$32,122

Beneficial Interest

As of August 31, 2004, the following table includes shareholders (all of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Small Cap	1	77.9
Core Opportunities	1	33.7
Aggressive Equity	3	81.2
IAM SHARES	1	87.5
Large Cap Growth Opportunities	3	99.5
Large Cap Value	3	100.0

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Disciplined Equity	2004	2003	2004	2003
Proceeds from shares sold	9,388	5,885	$80,139	$41,815
Proceeds from reinvestment of distributions	60	148	520	1,047
Payments for shares redeemed	(8,617)	(14,941)	(72,842)	(107,517)
Total net increase (decrease)	831	(8,908)	$7,817	$(64,655)

Notes to Financial Statements

83

SSgA

Equity Funds

Notes to Financial Statements, continued - August 31, 2004

5.  Fund Share Transactions, continued

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Small Cap	2004	2003	2004	2003
Institutional Class
Proceeds from shares sold	11,901	8,435	$296,355	$161,276
Proceeds from reinvestment of distributions	23	12	521	211
Payments for shares redeemed	(6,853)	(6,632)	(167,650)	(119,338)
Net increase (decrease)	5,071	1,815	129,226	42,149
Class R
Proceeds from shares sold	-	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
Net increase (decrease)	-	-	10	-
Total net increase (decrease)	5,071	1,815	$129,236	$42,149
Core Opportunities
Institutional Class
Proceeds from shares sold	4,159	7,335	$74,476	$111,950
Proceeds from reinvestment of distributions	60	48	1,064	706
Payments for shares redeemed	(8,399)	(6,748)	(150,407)	(103,615)
Net increase (decrease)	(4,180)	635	(74,867)	9,041
Class R
Proceeds from shares sold	1	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
Net increase (decrease)	1	-	10	-
Total net increase (decrease)	(4,179)	635	$(74,857)	$9,041
Tuckerman Active REIT
Proceeds from shares sold	4,865	9,844	$62,219	$100,434
Proceeds from reinvestment of distributions	367	270	4,600	2,787
Payments for shares redeemed	(5,931)	(9,389)	(72,928)	(95,731)
Total net increase (decrease)	(699)	725	$(6,109)	$7,490
Special Equity
Proceeds from shares sold	1,028	3,082	$10,990	$23,429
Proceeds from reinvestment of distributions	-	-	-	2
Payments for shares redeemed	(2,904)	(4,511)	(30,727)	(34,761)
Total net increase (decrease)	(1,876)	(1,429)	$(19,737)	$(11,330)

Notes to Financial Statements

84

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Equity Funds

Notes to Financial Statements, continued - August 31, 2004

5.  Fund Share Transactions, continued

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Aggressive Equity	2004	2003	2004	2003
Institutional Class
Proceeds from shares sold	6,428	8,801	$32,151	$34,530
Proceeds from reinvestment of distributions	13	-	61	-
Payments for shares redeemed	(9,181)	(8,050)	(46,635)	(31,657)
Net increase (decrease)	(2,740)	751	(14,423)	2,873
Class R
Proceeds from shares sold	2	-	$10	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
Net increase (decrease)	2	-	10	-
Total net increase (decrease)	(2,738)	751	$(14,413)	$2,873
IAM SHARES
Proceeds from shares sold	19	119	$164	$826
Proceeds from reinvestment of distributions	244	260	2,048	1,793
Payments for shares redeemed	(12)	(529)	(105)	(3,563)
Total net increase (decrease)	251	(150)	$2,107	$(944)
Large Cap Growth Opportunities
Proceeds from shares sold	2,037	-	$20,310	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(1)	-	(10)	-
Total net increase (decrease)	2,036	-	$20,300	$-
Large Cap Value
Proceeds from shares sold	1,618	-	$16,168	$-
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(2)	-	(15)	-
Total net increase (decrease)	1,616	-	$16,153	$-

Notes to Financial Statements

85

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Equity Funds

Notes to Financial Statements, continued - August 31, 2004

6.  Interfund Lending Program

The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The borrowing Funds are charged the average of the current Repo Rate and the Bank Loan Rate. Miscellaneous expense on the Statement of Operations of the Core Opportunities Fund includes $533 paid under the Interfund Lending Program for the year ended August 31, 2004.

7.  Dividends

On September 1, 2004, the Board of Trustees declared the following dividends from net investment income, payable on September 8, 2004 to shareholders of record on September 2, 2004:

Net Investment Income
Disciplined Equity	$0.0274
Core Opportunities	0.0064
Core Opportunities - Class R	0.0238
Tuckerman Active REIT	0.0340
IAM SHARES	0.0287

Notes to Financial Statements

86

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Special Equity Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, and SSgA Large Cap Value Fund (nine of the funds comprising SSgA Funds, hereafter referred to as the "Funds") at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2004

Report of Independent Registered Public Accounting Firm

87

SSgA
Equity Funds

Tax Information - August 31, 2004 (Unaudited)

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Disciplined Equity	100.0%
Small Cap Equity	100.0%
Core Opportunities	100.0%
Tuckerman Active REIT	0.0%
Special Equity	100.0%
Aggressive Equity	100.0%
IAM Shares	100.0%
Large Cap Value	100.0%
Large Cap Growth Opportunity	100.0%

For the tax year ended August 31, 2004, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004.

Tax Information

88

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SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers -
August 31, 2004 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Management Company, Frank Russell Investment Company Funds and Russell Investment Funds; and • Chairman of the Board and Chief Executive Officer, Russell Fund Distributors, Inc. and Frank Russell Trust Company.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies); and
• Director, Russell Insurance Agency, Inc., Frank Russell Investments (Ireland) Limited: and Frank Russell Asset Management (Cayman) II, LLC.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
August 31, 2004 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

Agustin J. Fleites Age 38 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003	Until successor is chosen and qualified by Trustees	• 2002 to Present, President, SSgA Funds Management, Inc.
• 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies;
• 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and
• 1993-1999, Principal, Head of Asset Allocation Strategies.

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company;
• Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Frank Russell Capital Inc., and Frank Russell Investments (Delaware), Inc.;
• Assistant Secretary and Associate General Counsel, Russell Fund Distributors, Inc.
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; and
• Secretary, Frank Russell Canada Limited/Limitee.

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 40 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, Massachusetts 02110-1707

Fund Management and Service Providers

DEAR-08/04 (42062)

Item 2. Code of Ethics

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.

(b) That code of ethics comprises written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) As of the end of the period covered by the report, there have been no amendments to the Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.

(d) As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.

(e) Not applicable

(f) The registrant has filed with the Commission, pursuant to Item 11(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

•      Registrant’s board of trustees has determined at a meeting held on July 14, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee.  Henry W. Todd and Richard D. Shirk were determined to be Audit Committee Financial Experts and each is also determined to be

“independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.  Mr. Todd’s relevant experience includes his positions as Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring).  Mr. Shirk’s relevant experience includes his positions as Chairman, Cerulean Companies, Inc. (holding company) (Retired), President and Chief Executive Officer, Cerulean Companies, Inc. (holding company) (Retired); and President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans (Retired).  The board of trustees of the Registrant reconfirmed the designation of Messrs. Todd and Shirk as audit committee financial experts at its meeting on July 12, 2004.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2003	$465,300
2004	$473,050

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2003	$81,250	Performance of agreed-upon procedures with respect to 02/28/03 semi-annual reports.
2004	$40,000	Performance of agreed-upon procedures with respect to 02/29/04 semi-annual reports.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2003	$131,410	Tax services
2004	$135,150	Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2003	$18,000	Performance of agreed-upon procedures with respect to Anti-money laundering.
2004	$21,000	Performance of agreed-upon procedures with respect to Anti-money laundering.

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

Adopted: July 14, 2003

Updated as of April 5, 2004
For the period ending August 31, 2004

I.              Statement of Purpose.

This Policy is designed to apply to any and all engagements by SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any all engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, no-audit, tax or other services that affect the operations of the Funds.  Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.            Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•      Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1)* of the Funds;

•      Is in the position of auditing its own work; or

•      Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee.  The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor.  Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services based on historical patterns of the Funds, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services for the Funds does not in any way compromise or impair the independence of the auditor.  The Audit Committee will update the list of general pre-approved services, including the pre-approved budget for those services at least annually and more frequently if deemed appropriate.

III.           Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.           Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee has pre-approved the audit services set forth in Schedule A. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.            Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee has pre-approved the audit-related services set forth in Schedule B.  All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.           Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence.  In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved the tax services set forth in Schedule C.  All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

VII.         All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedules D and D-1.  Those permissible all other services not listed in Schedules D and D-1 must be specifically pre-approved by the Audit Committee.  The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedules D and D-1.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Schedule E. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee(2) (comprised of Mark Swanson, Jim Ross and Deedra Walkey) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor.  In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee.  After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy.  The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman

(2) The Clearance Committee may act together or individually in the event one or two of the members is unavailable should consultation be necessary.

of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.           Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”).  Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

SCHEDULES TO AUDIT AND NON-AUDIT SERVICE PRE-APPROVAL POLICY

Updated as of April 5, 2004

Schedule A

Pre-Approved Audit Services for 2004

For the Fiscal Year Ending August 31, 2004

Service	Range of Fees
Annual audit of the financial statements for the SSgA Funds (26 funds)	Up to $430,000 (PwC quote is $397,650)
Audits of new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Other audit and special reports which include, but are not limited to:

•      Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•      All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Up to $25,000 for each individual fund or project. The aggregate amount of any projects authorized by the Treasurer may not exceed $50,000 without receiving specific approval from the audit committee.
Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940	Up to $80,000 PwC quote is $75,400
Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.	Up to $5,000 for each individual fund
Combined Pre-Approved Audit Services shall not exceed:	$635,000

Schedule B

Pre-Approved Audit-Related Services for 2004

For the Fiscal Year Ending August 31, 2004

Service	Range of Fees
Performance of agreed-upon procedures for semi-annual reports to shareholders	Up to $45,000 PwC quoted $40,000

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.	Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

Schedule C

Pre-Approved Tax Services for 2004

For the Fiscal Year Ending August 31, 2004

Service	Range of Fees

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax years ending August 31, 2004.  (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2003, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2004.

Up to $150,000. PwC quoted $132,650.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•      Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company

Up to $25,000 for each individual project, and up to an aggregate of $50,000 for all such projects to be reviewed by the audit committee on a quarterly basis.

under the tax laws ( e.g.  valuation of derivatives and the identification of issuers).

•      Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•      Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•      Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•      Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•      Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•      Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Schedule D

Pre-Approved All Other Services Engaged by and Paid for by the SSgA Funds

For the Fiscal Year Ending August 31, 2004

Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act.	Up to $25,000. PwC quoted $18,000 to $22,000 plus out of pocket expenses.
Total amount for Pre-Approved all other Services not to exceed:	$200,000

Schedule D-1

Pre-Approved All Other Services Affecting the Funds Engaged by and Paid for by
the investment advisor and or affiliate of the investment advisor

For the Fiscal Year Ending August 31, 2004

PwC to provide a training session for State Street Custody team throughout the year.  Two class types may be offered.  “Bridging the Gap” is a 2 ½ day industry overview session, and “Current Developments” is a ½ day update session.  These courses will be paid for by State Street custody and not the funds.

Up to $16,500 for each “Bridging the Gap” session and $4,000 for each “Current Developments” course.
PWC to provide 2004 State Street Global Controls Examination	Approximately

(SAS 70 report over Multi Currency Horizon (MCH) and SMAC systems).	$1,100,000per examination, subject to scope changes
State Street Corporation—Network Security Assessment (pre-approved by the Audit Committee in fourth quarter 2003)	$82,000

State Street Bank and Trust Company; Corporate Information Security
PwC to perform a logical, physical, and technical information security review of the State Street Certificate Authority. State Street’s certificate authority hosted service that beTrusted provides for State Street. Review will include logical, physical, and technical components of the beTrusted site, operations, and technology used to support State Street’s digital certificate authority in Columbia , MD.
Proposed Start Date
April 2004

$50,000-$80,000

Schedule E

Prohibited Non-Audit Services

April 5, 2004

•      Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•      Financial information system design and implementation

•      Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•      Actuarial services

•      Internal audit outsourcing services

•      Management functions

•      Human resources services

•      Broker-dealer, investment advisor or investment banking services

•      Legal services

•      Expert services unrelated to the audit

APPENDIX 1

Schedule A

Pre-Approved Audit Services for 2003

For the Fiscal Year Ending August 31, 2003

Service	Range of Fees
Annual audit of the financial statements for the SSgA Funds	Up to $400,000 (PwC quote is $389,200)
Audits of new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

Other audit and special reports which include, but are not limited to:

•      Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•      All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Up to $25,000 for each individual fund or project. The aggregate amount of any projects authorized by the Treasurer may not exceed $50,000 without receiving specific approval from the audit committee.
Combined Pre-Approved Audit Services shall not exceed:	$500,000

Schedule B

Pre-Approved Audit-Related Services for 2003

For the Fiscal Year Ending August 31, 2003

Service	Range of Fees
Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940	Up to $75,000. PwC quote is $71,100.
Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.	Up to $5,000 for each individual fund
Performance of agreed-upon procedures for semi-annual reports to shareholders	Up to $3500 for each individual fund. PwC quoted $3250.

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.	Up to $25,000 for each individual project with an aggregate limit of $50,000 to be reviewed quarterly by the audit committee.

Schedule C

Pre-Approved Tax Services for 2003

For the Fiscal Year Ending August 31, 2003

Service	Range of Fees

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax years ending August 31, 2003.

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2003, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2003.

Up to $120,000. PwC quoted $116,900.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•      Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company

Up to $25,000 for each individual project, and up to an aggregate of $50,000 for all such projects to be reviewed by the audit committee on a quarterly basis.

under the tax laws ( e.g.  valuation of derivatives and the identification of issuers).

•      Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•      Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•      Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•      Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•      Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•      Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.	Up to $30,000 for each individual fund

PwC will prepare a request for relief under Section 9100 (Private Letter Ruling) of the Internal Revenue Code (IRC), including the related affidavits, statements and attachments, to obtain an extension of time for each of the SSgA funds to make an election under IRC Section 855 (“spillback dividend election”) for its August 31, 2002 taxable year and for the MSCI EAFE Index Fund to make an election under IRC Section 851(b) (“election to be a regulated investment company).  PwC National Tax Service experts will submit the ruling request, including payment of the required user fee, to Associate Chief Counsel (Financial Institutions and Products) office, Washington D.C. and will be available for consultation on an as needed basis.  PwC will prepare the Private Letter Ruling as requested by the Internal Revenue Service Associate Chief Counsel Office.

$75,000 (To be paid by FRIMCo)

Schedule D

Pre-Approved All Other Services Engaged by and Paid for by the SSgA Funds

For the Fiscal Year Ending August 31, 2003

Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act.	Up to $25,000. PwC quoted $18,000 to $22,000 plus out of pocket expenses.

Total amount for Pre-Approved all other Services not to exceed:	$200,000

Schedule D-1

Pre-Approved All Other Services Affecting the Funds Engaged by and Paid for by
the investment advisor and or affiliate of the investment advisor

For the Fiscal Year Ending August 31, 2003

PwC to provide a training session for State Street Custody team throughout the year.  Two classes may be offered.  “Bridging the Gap” is a 2 ½ day industry overview session, and “Current Developments” is a ½ day update session.  These courses will be paid for by State Street custody and not the funds.

Up to $15,000 for each “Bridging the Gap” session and $3000 for each “Current Developments” course. PwC quoted $14,500 and $3000 respectively.

As Updated March 5, 2004

PWC to provide 2004 State Street Global Controls Examination (SAS 70 report over Multi Currency Horizon (MCH) and SMAC systems).	Approximately $1.1M per examination, subject to scope changes

As Updated July 12, 2004

Perform a controls diagnostic review over the Investment Advisor at SSgA to assess the adequacy of internal controls and preparedness for a SAS 70 review.	$80,000 - $90,000
Internal Control Examination – London Investment Advisory Operations	$48,000

As Updated August 19, 2004

PWC to review compliance package and provide commentary and recommendations thereon in relation to State Street’s compliance package to clients describing critical processes and controls designed to support chief compliance officers.

Approximately $12,000 to $36,000

PWC to perform type 2 testing of the manual controls within fund accounting, requiring a separate type 2 SAS 70 report covering fund accounting operations in the US, UK and Canada, in relation to the Global Controls SAS 70

$300K to $400K

As Updated October 12, 2004

Network Security Assessment – State Street has requested network security assessment services in the following three phases: – External Penetration Test (Internet network assessment) – Internal Penetration Test (Internal Vulnerability Assessment) – Web Application security penetration test (E-Commerce Applications)	$125,000

Schedule E

Prohibited Non-Audit Services

July 14, 2003

•      Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•      Financial information system design and implementation

•      Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•      Actuarial services

•      Internal audit outsourcing services

•      Management functions

•      Human resources services

•      Broker-dealer, investment advisor or investment banking services

•      Legal services

•      Expert services unrelated to the audit

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2003	$3,760,000	*
2004	$5,084,000

*Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at the time.

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit-committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).   Members of the standing audit committee include: William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert , Richard D. Shirk, Audit Committee Financial Expert; Steven J. Mastrovich, Member; Patrick J. Riley, Member; Bruce D. Taber, Member.

Item 6. [Included in Item 1]

Items 7-8. [Not Applicable]

Item 9. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 10. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ Agustin J. Fleites
Agustin J. Fleites
Principal Executive Officer and Chief Executive Officer

Date: October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Agustin J. Fleites
Agustin J. Fleites
Principal Executive Officer and Chief Executive Officer

Date: October 29, 2004

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: October 29, 2004